                                                              File No. 811-2552
                                                              File No. 2-21867

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

                        Pre-Effective Amendment No. ____
                        Post-Effective Amendment No. 127

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                                     X

                                Amendment No. 35

WADDELL & REED ADVISORS FUNDS, INC.
---------------------------------------------------------------------
                      (Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas             66202-4200
---------------------------------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code  (913) 236-2000
---------------------------------------------------------------------

Kristen A. Richards, P. O. Box 29217, Shawnee Mission, Kansas  66201-9217
---------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

         _____ immediately upon filing pursuant to paragraph (b)
         __X__ on April 30, 2001 pursuant to paragraph (b)
         _____ 60 days after filing pursuant to paragraph (a)(1)
         _____ on (date) pursuant to paragraph (a)(1)
         _____ 75 days after filing pursuant to paragraph (a)(2)
         _____ on (date) pursuant to paragraph (a)(2) of Rule 485
         _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

       ==================================================================
                   DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

     The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the fiscal year ended December 31, 2000 for Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors Accumulative Fund and Waddell & Reed Advisors Science and Technology Fund was filed on March 29, 2001. Notice for Waddell & Reed Advisors Bond Fund's fiscal year ended September 30, 2000 was filed on or about December 13, 2000.

                                                                      PROSPECTUS
                                                                  APRIL 30, 2001

                         Waddell & Reed Advisors Funds

                                 EQUITY FUNDS

                            Accumulative Fund        [GRAPHIC]
                    International Growth Fund
                            New Concepts Fund
                  Science and Technology Fund
                               Small Cap Fund
                                Vanguard Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR ADEQUATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

[LOGO]WADDELL
      & REED
      FINANCIAL SERVICES-Registered Trademark-
INVESTING. WITH A PLAN.-SM-

[GRAPHIC]

                                    CONTENTS

     3   An Overview of the Funds
     3   Accumulative Fund
     9   International Growth Fund
    15   New Concepts Fund
    21   Science and Technology Fund
    27   Small Cap Fund
    33   Vanguard Fund
    39   The Investment Principles of the Funds
    45   Your Account
    66   The Management of the Funds
    69   Financial Highlights

AN OVERVIEW OF THE FUND

[GRAPHIC]

                                     GOALS

                      WADDELL & REED ADVISORS
                      ACCUMULATIVE FUND

                             (FORMERLY UNITED ACCUMULATIVE FUND-SM-)
                             SEEKS CAPITAL GROWTH, WITH CURRENT INCOME
                             AS A SECONDARY GOAL.

PRINCIPAL STRATEGIES

Accumulative Fund invests primarily in common stocks of largely capitalized U.S. and foreign companies. The Fund may invest in companies of any size and of any industry in order to achieve its primary goal of growth.

Waddell & Reed Investment Management Company (WRIMCO), the Fund's investment manager, attempts to select securities with appreciation possibilities by looking at many factors, including:

-    stability and predictability of earnings growth

-    acceleration of earnings and/or revenue

-    improvement in profitability

-    potential turnaround opportunities

The Fund may periodically emphasize a blend of value and growth potential in selecting stocks. Value stocks are those that WRIMCO believes are currently selling below their true worth. A stock has growth potential if, in WRIMCO's opinion, the earnings of the company are likely to grow faster than the economy.

In general, in determining whether to sell a stock, WRIMCO uses the same type of analysis that it uses in buying stocks in order to determine whether the security has ceased to offer significant growth potential. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Because Accumulative Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

- the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy

- adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

- the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

-    WRIMCO's skill in evaluating and selecting securities for the Fund

Market risk for small to medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stock of smaller companies may experience volatile trading and price fluctuations.

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST

Accumulative Fund is designed for investors seeking long-term investment growth not by seeking to maximize the upside potential of the market but rather by seeking to reduce potential risk in a declining market. You should consider whether the Fund fits your particular investment objectives.

[GRAPHIC]

PERFORMANCE

ACCUMULATIVE FUND

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

- The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

- The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

- The performance table shows average annual total returns for each class and compares them to the market indicators listed.

- The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown herein. Please check the Waddell & Reed web site at www.waddell.com for more current performance information.

[BAR CHART]

[PLOT POINTS]

CHART OF YEAR-BY-YEAR RETURNS

AS OF DECEMBER 31 EACH YEAR (%)

'91        24.72%
'92        14.04%
'93         9.06%
'94         0.04%
'95        34.21%
'96        12.18%
'97        29.58%
'98        22.62%
'99        25.72%
'00        20.16%


IN THE PERIOD SHOWN IN THE CHART, THE HIGHEST QUARTERLY RETURN WAS 24.90% (THE FOURTH QUARTER OF 1999) AND THE LOWEST QUARTERLY RETURN WAS -8.47% (THE THIRD QUARTER OF 1999). THE CLASS A RETURN FOR THE YEAR THROUGH MARCH 31, 2001 WAS -12.59%.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
  AS OF DECEMBER 31, 2000 (%)  1 YEAR     5 YEARS    10 YEARS   LIFE OF CLASS(1)
--------------------------------------------------------------------------------
  CLASS A SHARES OF
  ACCUMULATIVE FUND             13.25%     20.47%      18.03%
--------------------------------------------------------------------------------
  S&P 500 Index                 -9.18%     18.35%      17.47%
--------------------------------------------------------------------------------
  Lipper Multi-Cap Core Funds
  Universe Average              -2.96%     15.92%      16.27%
--------------------------------------------------------------------------------
  CLASS B SHARES OF
  ACCUMULATIVE FUND             15.22%                             32.68%
--------------------------------------------------------------------------------
  S&P 500 Index                 -9.18%     18.35%      17.47%      -1.61%
--------------------------------------------------------------------------------
  Lipper Multi-Cap Core Funds
  Universe Average              -2.96%     15.92%      16.27%       7.00%
--------------------------------------------------------------------------------
  CLASS C SHARES OF
  ACCUMULATIVE FUND             18.81%                             34.29%
--------------------------------------------------------------------------------
  S&P 500 Index                 -9.18%     18.35%      17.47%      -1.61%
--------------------------------------------------------------------------------
  Lipper Multi-Cap Core Funds
  Universe Average              -2.96%     15.92%      16.27%       7.00%
--------------------------------------------------------------------------------
  CLASS Y SHARES OF
  ACCUMULATIVE FUND             20.39%     22.07%                  22.45%
--------------------------------------------------------------------------------
  S&P 500 Index                 -9.18%     18.35%      17.47%      19.04%
--------------------------------------------------------------------------------
  Lipper Multi-Cap Core Funds
  Universe Average              -2.96%     15.92%      16.27%      15.97%
--------------------------------------------------------------------------------

THE INDEX SHOWN IS A BROAD-BASED, SECURITIES MARKET INDEX THAT IS UNMANAGED. THE LIPPER AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE GOALS OF THE FUND.

(1) SINCE OCTOBER 4, 1999 FOR CLASS B SHARES, OCTOBER 6, 1999 FOR CLASS C SHARES AND JULY 11, 1995 FOR CLASS Y SHARES. BECAUSE EACH CLASS COMMENCED OPERATIONS ON A DATE OTHER THAN AT THE END OF A MONTH, AND PARTIAL MONTH CALCULATIONS OF THE PERFORMANCE OF THE ABOVE INDEX ARE NOT AVAILABLE, INDEX PERFORMANCE IS CALCULATED FROM OCTOBER 31, 1999, OCTOBER 31, 1999, AND
     JULY 31, 1995, RESPECTIVELY.

[GRAPHIC]

FEES AND EXPENSES

ACCUMULATIVE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

--------------------------------------------------------------------------------
  SHAREHOLDER FEES
--------------------------------------------------------------------------------
  (FEES PAID DIRECTLY FROM   CLASS A     CLASS B     CLASS C    CLASS Y
  YOUR INVESTMENT)           SHARES      SHARES      SHARES     SHARES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE
  (LOAD) IMPOSED ON
  PURCHASES (AS A PERCENTAGE
  OF OFFERING PRICE)             5.75%    None        None        None
--------------------------------------------------------------------------------
  MAXIMUM DEFERRED
  SALES CHARGE (LOAD)(1)
  (AS A PERCENTAGE OF LESSER
  OF AMOUNT INVESTED OR
  REDEMPTION VALUE)             None(2)     5%          1%        None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
  (EXPENSES THAT ARE DEDUCTED  CLASS A     CLASS B     CLASS C    CLASS Y
  FROM FUND ASSETS)            SHARES      SHARES      SHARES     SHARES
--------------------------------------------------------------------------------
  MANAGEMENT FEES                0.66%      0.66%       0.66%       0.66%
--------------------------------------------------------------------------------
  DISTRIBUTION AND SERVICE
  (12b-1) FEES                   0.23%      1.00%       1.00%       None
--------------------------------------------------------------------------------
  OTHER EXPENSES                 0.12%      0.50%       0.64%       0.17%
--------------------------------------------------------------------------------
  TOTAL ANNUAL FUND
  OPERATING EXPENSES             1.01%      2.16%       2.30%       0.83%
--------------------------------------------------------------------------------


(1) THE CONTINGENT DEFERRED SALES CHARGE (CDSC), WHICH IS IMPOSED ON THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS B SHARES, DECLINES FROM 5% FOR REDEMPTIONS MADE WITHIN THE FIRST YEAR OF PURCHASE, TO 4% FOR REDEMPTIONS MADE WITHIN THE SECOND YEAR, TO 3% FOR REDEMPTIONS MADE WITHIN THE THIRD AND FOURTH YEARS, TO 2% FOR REDEMPTIONS MADE WITHIN THE FIFTH YEAR, TO 1% FOR REDEMPTIONS MADE WITHIN THE SIXTH YEAR AND TO 0% FOR REDEMPTIONS MADE AFTER THE SIXTH YEAR. FOR CLASS C SHARES, A 1% CDSC APPLIES TO THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS C SHARES REDEEMED WITHIN TWELVE MONTHS AFTER PURCHASE. SOLELY FOR PURPOSES OF DETERMINING THE NUMBER OF MONTHS OR YEARS FROM THE TIME OF ANY PAYMENT FOR THE PURCHASE OF SHARES, ALL PAYMENTS DURING A MONTH ARE TOTALED AND DEEMED TO HAVE BEEN MADE ON THE FIRST DAY OF THE MONTH.

(2) A 1% CDSC MAY BE IMPOSED ON PURCHASES OF $2 MILLION OR MORE OF CLASS A SHARES THAT ARE REDEEMED WITHIN TWELVE MONTHS OF PURCHASE.

(3) OTHER EXPENSES AND TOTAL ANNUAL FUND OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE CHANGE IN ACCOUNTING SERVICES FEES AND SHAREHOLDER SERVICING FEES EFFECTIVE SEPTEMBER 1, 2000; OTHERWISE, EXPENSE RATIOS ARE BASED ON OTHER FUND-LEVEL EXPENSES OF THE FUND FOR THE FISCAL YEAR ENDED
     DECEMBER 31, 2000. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

EXAMPLE

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
  IF SHARES ARE REDEEMED
  AT END OF PERIOD:           1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
  Class A Shares               $672       $878       $1,101      $1,740
--------------------------------------------------------------------------------
  Class B Shares               $619       $976       $1,259      $2,198(1)
--------------------------------------------------------------------------------
  Class C Shares               $233       $718       $1,230      $2,636
--------------------------------------------------------------------------------
  Class Y Shares               $ 85       $265       $  460      $1,025
--------------------------------------------------------------------------------
  IF SHARES ARE NOT REDEEMED
  AT END OF PERIOD:           1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
  Class A Shares               $672       $878       $1,101      $1,740
--------------------------------------------------------------------------------
  Class B Shares               $219       $676       $1,159      $2,198(1)
--------------------------------------------------------------------------------
  Class C Shares               $233       $718       $1,230      $2,636
--------------------------------------------------------------------------------
  Class Y Shares               $ 85       $265       $  460      $1,025
--------------------------------------------------------------------------------

(1) REFLECTS ANNUAL OPERATING EXPENSES OF CLASS A SHARES AFTER CONVERSION OF CLASS B SHARES INTO CLASS A SHARES 8 YEARS AFTER THE MONTH IN WHICH THE SHARES WERE PURCHASED.

--------------------------------------------------------------------------------
AN OVERVIEW OF THE FUND

[GRAPHIC]
                    GOALS

     WADDELL & REED ADVISORS
     INTERNATIONAL GROWTH FUND, INC.

          (FORMERLY UNITED INTERNATIONAL GROWTH FUND, INC.-SM-) SEEKS, AS A PRIMARY GOAL, LONG-TERM APPRECIATION OF CAPITAL. AS A SECONDARY GOAL, THE FUND SEEKS CURRENT INCOME.

PRINCIPAL STRATEGIES

International Growth Fund seeks to achieve its goals by investing primarily in common stocks of foreign companies that WRIMCO believes have the potential for long-term growth represented by economic expansion within a country or region and the restructuring and/or privatization of particular industries. The Fund emphasizes growth stocks, which are securities of companies whose earnings WRIMCO believes are likely to grow faster than the economy. The Fund primarily invests in issuers of developed countries. The Fund may invest in companies of any size.

WRIMCO may look at a number of factors in selecting securities for the Fund's portfolio. These include the issuer's:

-  growth potential

-  earnings potential

-  management

-  industry position

-  applicable economic, market and political conditions

In general, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities of that type. For example, WRIMCO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political instability in the issuer's country. As well, WRIMCO may sell a security to take advantage of more attractive investment opportunities or to raise cash.


--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND

Because International Growth Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

- changes in foreign exchange rates, which may affect the value of the securities the Fund holds

- adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

- the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

-    WRIMCO's skill in evaluating and selecting securities for the Fund

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST

International Growth Fund is designed for investors seeking long-term appreciation of capital by investing primarily in securities issued by foreign companies. You should consider whether the Fund fits your particular investment objectives.


--------------------------------------------------------------------------------
10

[GRAPHIC]

--------------------------------------------------------------------------------
PERFORMANCE

INTERNATIONAL GROWTH FUND

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

- The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

- The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

- The performance table shows average annual total returns for each class and compares them to the market indicators listed.

- The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown herein. Please check the Waddell & Reed web site at www.waddell.com for more current performance information.

[BAR CHART]

[PLOT POINTS]

CHART OF YEAR-BY-YEAR RETURNS
AS OF DECEMBER 31 EACH YEAR (%)
            '91        19.27%
            '92        -0.67%
            '93        46.56%
            '94         1.81%
            '95         8.09%
            '96        18.23%
            '97        17.38%
            '98        21.41%
            '99        57.04%
            '00       -24.94%

IN THE PERIOD SHOWN IN THE CHART, THE HIGHEST QUARTERLY RETURN WAS 46.67% (THE FOURTH QUARTER OF 1999) AND THE LOWEST QUARTERLY RETURN WAS -17.30% (THE THIRD QUARTER OF 1998). THE CLASS A RETURN FOR THE YEAR THROUGH MARCH 31, 2001 WAS -12.80%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

  AS OF DECEMBER 31, 2000 (%)   1 YEAR     5 YEARS   10 YEARS   LIFE OF CLASS(1)
--------------------------------------------------------------------------------
  CLASS A SHARES OF
  INTERNATIONAL GROWTH FUND    -29.25%     13.36%      13.52%
--------------------------------------------------------------------------------
  Morgan Stanley Capital
  International E.A.FE. Index  -14.17%      7.13%       8.24%
--------------------------------------------------------------------------------
  Lipper International
  Funds Universe Average       -15.60%      9.09%       9.59%
--------------------------------------------------------------------------------
  CLASS B SHARES OF
  INTERNATIONAL GROWTH FUND    -28.11%                              2.35%
--------------------------------------------------------------------------------
  Morgan Stanley Capital
  International E.A.FE. Index  -14.17%      7.13%       8.24%       -2.76%
--------------------------------------------------------------------------------
  Lipper International
  Funds Universe Average       -15.60%      9.09%       9.59%       1.38%
--------------------------------------------------------------------------------
  CLASS C SHARES OF
  INTERNATIONAL GROWTH FUND    -25.67%                              5.01%
--------------------------------------------------------------------------------
  Morgan Stanley Capital
  International E.A.FE. Index  -14.17%      7.13%       8.24%      -2.76%
--------------------------------------------------------------------------------
  Lipper International
  Funds Universe Average       -15.60%      9.09%       9.59%       1.38%
--------------------------------------------------------------------------------
  CLASS Y SHARES OF
  INTERNATIONAL GROWTH FUND    -24.72%     15.05%                   13.48%
--------------------------------------------------------------------------------
  Morgan Stanley Capital
  International E.A.FE. Index  -14.17%      7.13%       8.24%       7.59%
--------------------------------------------------------------------------------
  Lipper International
  Funds Universe Average       -15.60%      9.09%       9.59%       8.88%
================================================================================

THE INDEX SHOWN IS A BROAD-BASED, SECURITIES MARKET INDEX THAT IS UNMANAGED. THE LIPPER AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE GOALS OF THE FUND.

(1) SINCE OCTOBER 4, 1999 FOR CLASS B SHARES, OCTOBER 5, 1999 FOR CLASS C SHARES AND SEPTEMBER 27, 1995 FOR CLASS Y SHARES. BECAUSE EACH CLASS COMMENCED OPERATIONS ON A DATE OTHER THAN AT THE END OF A MONTH, AND PARTIAL MONTH CALCULATIONS OF THE PERFORMANCE OF THE ABOVE INDEX ARE NOT AVAILABLE, INDEX PERFORMANCE IS CALCULATED FROM OCTOBER 31, 1999, OCTOBER 31, 1999, AND SEPTEMBER 30, 1995, RESPECTIVELY.

--------------------------------------------------------------------------------
12

[GRAPHIC]

FEES AND EXPENSES

INTERNATIONAL GROWTH FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

--------------------------------------------------------------------------------
  SHAREHOLDER FEES
--------------------------------------------------------------------------------
  (FEES PAID DIRECTLY FROM      CLASS A     CLASS B     CLASS C    CLASS Y
  YOUR INVESTMENT)              SHARES      SHARES      SHARES     SHARES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE
  (LOAD) IMPOSED ON
  PURCHASES (AS A PERCENTAGE
  OF OFFERING PRICE)             5.75%       None        None        None
--------------------------------------------------------------------------------
  MAXIMUM DEFERRED
  SALES CHARGE (LOAD)(1)
  (AS A PERCENTAGE OF LESSER
  OF AMOUNT INVESTED OR
  REDEMPTION VALUE)              None(2)      5%          1%        None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
  (EXPENSES THAT ARE DEDUCTED   CLASS A     CLASS B     CLASS C    CLASS Y
  FROM FUND ASSETS)             SHARES      SHARES      SHARES     SHARES
--------------------------------------------------------------------------------
  MANAGEMENT FEES                0.84%      0.84%       0.84%       0.84%
--------------------------------------------------------------------------------
  DISTRIBUTION AND SERVICE
  (12b-1) FEES                   0.25%      1.00%       1.00%       None
--------------------------------------------------------------------------------
  OTHER EXPENSES                 0.33%      0.88%       0.66%       0.28%
--------------------------------------------------------------------------------
  TOTAL ANNUAL FUND
  OPERATING EXPENSES             1.42%      2.72%       2.50%       1.12%
================================================================================


(1) THE CDSC, WHICH IS IMPOSED ON THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS B SHARES, DECLINES FROM 5% FOR REDEMPTIONS MADE WITHIN THE FIRST YEAR OF PURCHASE, TO 4% FOR REDEMPTIONS MADE WITHIN THE SECOND YEAR, TO 3% FOR REDEMPTIONS MADE WITHIN THE THIRD AND FOURTH YEARS, TO 2% FOR REDEMPTIONS MADE WITHIN THE FIFTH YEAR, TO 1% FOR REDEMPTIONS MADE WITHIN THE SIXTH YEAR AND TO 0% FOR REDEMPTIONS MADE AFTER THE SIXTH YEAR. FOR CLASS C SHARES, A 1% CDSC APPLIES TO THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS C SHARES REDEEMED WITHIN TWELVE MONTHS AFTER PURCHASE. SOLELY FOR PURPOSES OF DETERMINING THE NUMBER OF MONTHS OR YEARS FROM THE TIME OF ANY PAYMENT FOR THE PURCHASE OF SHARES, ALL PAYMENTS DURING A MONTH ARE TOTALED AND DEEMED TO HAVE BEEN MADE ON THE FIRST DAY OF THE MONTH.

(2) A 1% CDSC MAY BE IMPOSED ON PURCHASES OF $2 MILLION OR MORE OF CLASS A SHARES THAT ARE REDEEMED WITHIN TWELVE MONTHS OF PURCHASE.

(3) OTHER EXPENSES AND TOTAL ANNUAL FUND OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE CHANGE IN ACCOUNTING SERVICES FEES AND SHAREHOLDER SERVICING FEES EFFECTIVE SEPTEMBER 1, 2000; OTHERWISE, EXPENSE RATIOS ARE BASED ON OTHER FUND-LEVEL EXPENSES OF THE FUND FOR THE FISCAL YEAR ENDED JUNE 30, 2000. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

  This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
  IF SHARES ARE REDEEMED
  AT END OF PERIOD:           1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
  Class A Shares               $711      $  998      $1,307      $2,179
--------------------------------------------------------------------------------
  Class B Shares               $675      $1,143      $1,538      $2,732(1)
--------------------------------------------------------------------------------

  Class C Shares               $253      $  779      $1,332      $2,839
--------------------------------------------------------------------------------
  Class Y Shares               $114      $  356      $  617      $1,363
--------------------------------------------------------------------------------
  IF SHARES ARE NOT REDEEMED
  AT END OF PERIOD:           1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
  Class A Shares               $711      $  998      $1,307      $2,179
--------------------------------------------------------------------------------
  Class B Shares               $275      $  843      $1,438      $2,732(1)
--------------------------------------------------------------------------------
  Class C Shares               $253      $  779      $1,332      $2,839
--------------------------------------------------------------------------------
  Class Y Shares               $114      $  356      $  617      $1,363
================================================================================

(1) REFLECTS ANNUAL OPERATING EXPENSES OF CLASS A SHARES AFTER CONVERSION OF CLASS B SHARES INTO CLASS A SHARES 8 YEARS AFTER THE MONTH IN WHICH THE SHARES WERE PURCHASED.






--------------------------------------------------------------------------------
14

AN OVERVIEW OF THE FUND

[GRAPHIC]

    [Goal]

  WADDELL & REED ADVISORS
  NEW CONCEPTS FUND, INC.

    (FORMERLY UNITED NEW CONCEPTS FUND, INC.-SM-) SEEKS THE
    GROWTH OF YOUR INVESTMENT.

PRINCIPAL STRATEGIES

New Concepts Fund seeks to achieve its goal by investing primarily in common stocks of U.S. and foreign companies whose market capitalizations are within the range of capitalizations of companies comprising the Russell Mid-Cap Growth Index (Russell Mid-Cap) and that WRIMCO believes offer above-average growth potential.

In selecting companies, WRIMCO may look at a number of factors, such as:

-  new or innovative products or services

-  adaptive or creative management

-  strong financial and operational capabilities to sustain growth

-  market potential

-  profit potential

In general, in determining whether to sell a stock, WRIMCO uses the same type of analysis that it uses when buying stocks. For example, WRIMCO may sell a holding if the company no longer meets the desired capitalization range or if the company position weakens in the industry or market. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.
                                                                              15

PRINCIPAL RISKS OF INVESTING IN THE FUND

Because New Concepts Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

- the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

- adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

- the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries

-  WRIMCO's skill in evaluating and selecting securities for the Fund

Market risk for small to medium sized companies may be greater than that for large companies. Such companies may have limited financial resources and less experienced management compared to large companies. Stocks of small to medium sized companies may experience volatile trading and price fluctuations.

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST

New Concepts Fund is designed for investors who are willing to accept greater risks than are present with many other mutual funds. The Fund is not intended for investors who desire assured income and conservation of capital. You should consider whether the Fund fits your particular investment objectives.

[GRAPHIC]

PERFORMANCE

NEW CONCEPTS FUND

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compared with those of a broad measure of market performance and a peer group average.

- The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

- The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

- The performance table shows average annual total returns for each class and compares them to the market indicators listed.

- The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown herein. Please check the Waddell & Reed web site at WWW.WADDELL.COM for more current performance information.

[BAR CHART]

[PLOT POINTS]

CHART OF YEAR-BY-YEAR RETURNS

AS OF DECEMBER 31 EACH YEAR (%)

            '91        89.72%
            '92         5.47%
            '93        10.75%
            '94        11.30%
            '95        33.94%
            '96         4.57%
            '97        16.74%
            '98        38.70%
            '99        63.42%(1)
            '00       -14.97%

IN THE PERIOD SHOWN IN THE CHART, THE HIGHEST QUARTERLY RETURN WAS 46.17% (THE FOURTH QUARTER OF 1999) AND THE LOWEST QUARTERLY RETURN WAS -15.92% (THE THIRD QUARTER OF 1998). THE CLASS A RETURN FOR THE YEAR THROUGH MARCH 31, 2001 WAS -18.40%.

(1)A SUBSTANTIAL PORTION OF THE FUND'S RETURNS DURING THIS PERIOD IS ATTRIBUTABLE TO INVESTMENTS IN INITIAL PUBLIC OFFERINGS (IPOS). NO ASSURANCE CAN BE GIVEN THAT THE FUND WILL CONTINUE TO BE ABLE TO INVEST IN IPOS TO THE SAME EXTENT AS IT HAS IN THE PAST OR THAT FUTURE IPOS IN WHICH THE FUND INVESTS WILL HAVE AS EQUALLY BENEFICAL IMPACT ON PERFORMANCE.

-----------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
  AS OF DECEMBER 31, 2000 (%)1 YEAR     5 YEARS    10 YEARS LIFE OF CLASS(1)
-----------------------------------------------------------------------------
  CLASS A SHARES OF
  NEW CONCEPTS FUND              -19.86%    17.27%       21.83%
-----------------------------------------------------------------------------
  Russell Mid-Cap Growth Index   -11.67%    17.80%       18.12%
-----------------------------------------------------------------------------
  Lipper Mid-Cap Growth
  Funds Universe Average         -10.01%    16.73%       18.25%
-----------------------------------------------------------------------------
  CLASS B SHARES OF
  NEW CONCEPTS FUND              -18.65%                             14.29%
-----------------------------------------------------------------------------
  Russell Mid-Cap Growth Index   -11.67%    17.80%       18.12%      12.21%
-----------------------------------------------------------------------------
  Lipper Mid-Cap Growth
  Funds Universe Average         -10.01%    16.73%       18.25%      16.78%
-----------------------------------------------------------------------------
  CLASS C SHARES OF
  NEW CONCEPTS FUND              -15.88%                             17.12%
-----------------------------------------------------------------------------
  Russell Mid-Cap Growth Index   -11.67%    17.80%       18.12%      12.21%
-----------------------------------------------------------------------------
  Lipper Mid-Cap Growth
  Funds Universe Average         -10.01%    16.73%       18.25%      16.78%
-----------------------------------------------------------------------------
  CLASS Y SHARES OF
  NEW CONCEPTS FUND              -14.67%    19.05%                   18.11%
-----------------------------------------------------------------------------
  Russell Mid-Cap Growth Index   -11.67%    17.80%       18.12%      17.49%
-----------------------------------------------------------------------------
  Lipper Mid-Cap Growth
  Funds Universe Average         -10.01%    16.73%       18.25%      16.70%
-----------------------------------------------------------------------------


    THE INDEX SHOWN IS A BROAD-BASED, SECURITIES MARKET INDEX THAT IS UNMANAGED. THE LIPPER AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE GOAL OF THE FUND.

(1) SINCE OCTOBER 4, 1999 FOR CLASS B SHARES, OCTOBER 4, 1999 FOR CLASS C SHARES AND SEPTEMBER 6, 1995 FOR CLASS Y SHARES. BECAUSE EACH CLASS
    COMMENCED OPERATIONS ON A DATE OTHER THAN AT THE END OF A MONTH, AND
    PARTIAL MONTH CALCULATIONS OF THE PERFORMANCE OF THE ABOVE INDEX
    (INCLUDING INCOME) ARE NOT AVAILABLE, INDEX PERFORMANCE IS CALCULATED FROM OCTOBER 31, 1999, OCTOBER 31, 1999, AND AUGUST 31, 1995, RESPECTIVELY.

[GRAPHIC]

FEES AND EXPENSES

NEW CONCEPTS FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

-----------------------------------------------------------------------------
  SHAREHOLDER FEES
-----------------------------------------------------------------------------
  (FEES PAID DIRECTLY FROM   CLASS A     CLASS B     CLASS C    CLASS Y
  YOUR INVESTMENT)           SHARES      SHARES      SHARES     SHARES
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE
  (LOAD) IMPOSED ON
  PURCHASES (AS A PERCENTAGE
  OF OFFERING PRICE)            5.75%     None        None        None
-----------------------------------------------------------------------------
  MAXIMUM DEFERRED
  SALES CHARGE (LOAD)(1)
  (AS A PERCENTAGE OF LESSER
  OF AMOUNT INVESTED OR
  REDEMPTION VALUE)           None(2)       5%          1%        None
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES(3)
-----------------------------------------------------------------------------
 (EXPENSES THAT ARE
 DEDUCTED FROM              CLASS A     CLASS B     CLASS C    CLASS Y
 FUND ASSETS)               SHARES      SHARES      SHARES     SHARES
-----------------------------------------------------------------------------
 MANAGEMENT FEES             0.84%      0.84%       0.84%       0.84%
-----------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE
 (12b-1) FEES                0.24%     1.00%        1.00%       None
-----------------------------------------------------------------------------
 OTHER EXPENSES              0.28%     0.59%        0.49%       0.20%
-----------------------------------------------------------------------------
 TOTAL ANNUAL FUND
 OPERATING EXPENSES          1.36%     2.43%        2.33%       1.04%
-----------------------------------------------------------------------------

(1) THE CDSC, WHICH IS IMPOSED ON THE LESSER OF AMOUNT INVESTED OR
    REDEMPTION VALUE OF CLASS B SHARES, DECLINES FROM 5% FOR REDEMPTIONS MADE WITHIN THE FIRST YEAR OF PURCHASE, TO 4% FOR REDEMPTIONS MADE WITHIN THE SECOND YEAR, TO 3% FOR REDEMPTIONS MADE WITHIN THE THIRD AND FOURTH YEARS, TO 2% FOR REDEMPTIONS MADE WITHIN THE FIFTH YEAR, TO 1% FOR REDEMPTIONS MADE WITHIN THE SIXTH YEAR AND TO 0% FOR REDEMPTIONS MADE AFTER THE SIXTH YEAR. FOR CLASS C SHARES, A 1% CDSC APPLIES TO THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS C SHARES REDEEMED WITHIN TWELVE MONTHS AFTER PURCHASE. SOLELY FOR PURPOSES OF DETERMINING THE NUMBER OF MONTHS OR YEARS FROM THE TIME OF ANY PAYMENT FOR THE PURCHASE OF SHARES, ALL PAYMENTS DURING A MONTH ARE TOTALED AND DEEMED TO HAVE BEEN MADE ON THE FIRST DAY OF THE MONTH.

(2) A 1% CDSC MAY BE IMPOSED ON PURCHASES OF $2 MILLION OR MORE OF CLASS A SHARES THAT ARE REDEEMED WITHIN TWELVE MONTHS OF PURCHASE.

(3) MANAGEMENT FEES, OTHER EXPENSES AND TOTAL ANNUAL FUND OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE CHANGE IN MANAGEMENT FEES EFFECTIVE JUNE 30, 1999 AND THE CHANGE IN ACCOUNTING SERVICES FEES AND SHAREHOLDER SERVICING FEES EFFECTIVE SEPTEMBER 1, 2000; OTHERWISE, EXPENSE RATIOS ARE BASED ON OTHER FUND-LEVEL EXPENSES OF THE FUND FOR THE FISCAL YEAR ENDED MARCH 31, 2000. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

-----------------------------------------------------------------------------
  EXAMPLE
-----------------------------------------------------------------------------
  This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
-----------------------------------------------------------------------------
  IF SHARES ARE REDEEMED
  AT END OF PERIOD:           1 YEAR     3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------
  Class A Shares               $706      $  981      $1,277      $2,116
-----------------------------------------------------------------------------
  Class B Shares               $646      $1,058      $1,397      $2,500(1)
-----------------------------------------------------------------------------
  Class C Shares               $236      $  727      $1,245      $2,666
-----------------------------------------------------------------------------
  Class Y Shares               $106      $  331      $  574      $1,271
-----------------------------------------------------------------------------
  IF SHARES ARE NOT REDEEMED
  AT END OF PERIOD:           1 YEAR     3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------------------
  Class A Shares               $706      $   981      $1,277      $2,116
-----------------------------------------------------------------------------
  Class B Shares               $246      $   758      $1,297      $2,500(1)
-----------------------------------------------------------------------------
  Class C Shares               $236      $   727      $1,245      $2,666
-----------------------------------------------------------------------------
  Class Y Shares               $106      $   331      $  574      $1,271
-----------------------------------------------------------------------------

(1) REFLECTS ANNUAL OPERATING EXPENSES OF CLASS A SHARES AFTER CONVERSION OF CLASS B SHARES INTO CLASS A SHARES 8 YEARS AFTER THE MONTH IN WHICH THE SHARES WERE PURCHASED.

AN OVERVIEW OF THE FUND

[GRAPHIC] GOAL

WADDELL & REED ADVISORS
SCIENCE AND TECHNOLOGY FUND

          (FORMERLY UNITED SCIENCE AND TECHNOLOGY FUND-SM-) SEEKS LONG-TERM CAPITAL GROWTH.

PRINCIPAL STRATEGIES

Science and Technology Fund seeks to achieve its goal of growth by concentrating its investments primarily in the equity securities of U.S. and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in the opinion of WRIMCO, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund may invest in companies of any size.

WRIMCO typically emphasizes growth potential in selecting stocks; that is, WRIMCO seeks companies in which earnings are likely to grow faster than the economy. WRIMCO may look at a number of factors in selecting securities for the Fund's portfolio. These include the issuer's:

-  growth potential

-  earnings potential

-  management

-  industry position

-  applicable economic and market conditions

Generally, in determining whether to sell a stock, WRIMCO uses the same type of analysis that it uses in buying stocks; WRIMCO considers whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A variety of factors can affect the investment performance of the Science and Technology Fund. These include:

- the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors of the science and technology industries

- the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry

- rapid obsolescence of products or processes of companies in which the Fund invests

-    government regulation in the science and technology industry

- the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

- adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

-    WRIMCO's skill in evaluating and selecting securities for the Fund

Market risk for small to medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stock of smaller companies may experience volatile trading and price fluctuations.

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST

Science and Technology Fund is designed for investors who seek long-term capital growth by investing in an actively managed Fund concentrating in securities of science and technology companies. This Fund is not suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

[GRAPHIC]

PERFORMANCE

SCIENCE AND TECHNOLOGY FUND

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

- The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

- The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

- The performance table shows average annual total returns for each class and compares them to the market indicators listed.

- The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown herein. Please check the Waddell & Reed web site at
www.waddell.com for more current performance information.
---------------

[BAR CHART]

[PLOT POINTS]

CHART OF YEAR-BY-YEAR RETURNS
AS OF DECEMBER 31 EACH YEAR (%)

'91                          60.66%
'92                          -4.03%
'93                           8.51%
'94                           9.78%
'95                          55.37%
'96                           8.35%
'97                           7.22%
'98                          59.31%
'99                         102.93%
'00                         -13.97%

IN THE PERIOD SHOWN IN THE CHART, THE HIGHEST QUARTERLY RETURN WAS 61.66% (THE FOURTH QUARTER OF 1999) AND THE LOWEST QUARTERLY RETURN WAS -17.53% (THE SECOND QUARTER OF 2000). THE CLASS A RETURN FOR THE YEAR THROUGH MARCH 31, 2001 WAS -19.91%.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
  AS OF DECEMBER 31, 2000 (%)     1 YEAR    5 YEARS   10 YEARS  LIFE OF CLASS(1)
--------------------------------------------------------------------------------
  CLASS A SHARES OF SCIENCE
  AND TECHNOLOGY FUND            -18.91%    24.95%     24.03%
--------------------------------------------------------------------------------
  S&P 400 Industrials Index      -16.41%    18.01%     17.05%
--------------------------------------------------------------------------------
  Goldman Sachs Technology
  Industry Composite Index       -37.84%
--------------------------------------------------------------------------------
  Lipper Science and Technology
  Funds Universe Average         -33.81%    23.42%     26.00%
--------------------------------------------------------------------------------
  CLASS B SHARES OF SCIENCE
  AND TECHNOLOGY FUND            -17.34%                            24.57%
--------------------------------------------------------------------------------
  S&P 400 Industrials Index      -16.41%    18.01%     17.05%       -5.85%
--------------------------------------------------------------------------------
  Goldman Sachs Technology
  Industry Composite Index       -37.84%                           -12.80%
--------------------------------------------------------------------------------
  Lipper Science and Technology
  Funds Universe Average         -33.81     23.42%     26.00%       -2.11%
--------------------------------------------------------------------------------
  CLASS C SHARES OF SCIENCE
  AND TECHNOLOGY FUND            -15.01%                            27.20%
--------------------------------------------------------------------------------
  S&P 400 Industrials Index      -16.41%    18.01%     17.05%       -5.85%
--------------------------------------------------------------------------------
  Goldman Sachs Technology
  Industry Composite Index       -37.84%                           -12.80%
--------------------------------------------------------------------------------
  Lipper Science and Technology
  Funds Universe Average         -33.81%    23.42%     26.00%       -2.11%
--------------------------------------------------------------------------------
  CLASS Y SHARES OF SCIENCE
  AND TECHNOLOGY FUND            -13.80%                            26.37%
--------------------------------------------------------------------------------
  S&P 400 Industrials Index      -16.41%    18.01%     17.05%       17.50%
--------------------------------------------------------------------------------
  Goldman Sachs Technology
  Industry Composite Index       -37.84%
--------------------------------------------------------------------------------
  Lipper Science and Technology
  Funds Universe Average         -33.81%    23.42%     26.00%       23.26%
--------------------------------------------------------------------------------

THE INDEXES SHOWN ARE BROAD-BASED, SECURITIES MARKET INDEXES THAT ARE UNMANAGED. THE GOLDMAN SACHS TECHNOLOGY INDUSTRY COMPOSITE INDEX WILL REPLACE THE S&P 400 INDUSTRIALS INDEX. WRIMCO BELIEVES THAT THE GOLDMAN SACHS TECHNOLOGY INDUSTRY COMPOSITE INDEX PROVIDES A MORE ACCURATE BASIS FOR COMPARING THE FUND'S PERFORMANCE TO THE TYPES OF SECURITIES IN WHICH THE FUND INVESTS. THE LIPPER AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE GOAL OF THE FUND.

(1) SINCE OCTOBER 4, 1999 FOR CLASS B SHARES, OCTOBER 4, 1999 FOR CLASS C SHARES AND FEBRUARY 27, 1996 FOR CLASS Y SHARES. BECAUSE EACH CLASS COMMENCED OPERATIONS ON A DATE OTHER THAN AT THE END OF A MONTH, AND PARTIAL MONTH CALCULATIONS OF THE PERFORMANCE OF THE ABOVE INDEXES ARE NOT AVAILABLE, INDEX PERFORMANCE IS CALCULATED FROM OCTOBER 31, 1999,
     OCTOBER 31, 1999 AND FEBRUARY 29, 1996, RESPECTIVELY.

[GRAPHIC]

FEES AND EXPENSES

SCIENCE AND TECHNOLOGY FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

  SHAREHOLDER FEES
--------------------------------------------------------------------------------
  (FEES PAID DIRECTLY FROM       CLASS A     CLASS B     CLASS C    CLASS Y
  YOUR INVESTMENT)               SHARES      SHARES      SHARES     SHARES
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE
  (LOAD) IMPOSED ON
  PURCHASES (AS A PERCENTAGE
  OF OFFERING PRICE)              5.75%       None        None        None
--------------------------------------------------------------------------------
  MAXIMUM DEFERRED
  SALES CHARGE (LOAD)(1)
  (AS A PERCENTAGE OF LESSER
  OF AMOUNT INVESTED OR
  REDEMPTION VALUE)               None(2)       5%          1%        None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
  (EXPENSES THAT ARE DEDUCTED    CLASS A    CLASS B      CLASS C    CLASS Y
  FROM FUND ASSETS)              SHARES      SHARES       SHARES     SHARES
--------------------------------------------------------------------------------
  MANAGEMENT FEES                 0.81%      0.81%       0.81%       0.81%
--------------------------------------------------------------------------------
  DISTRIBUTION AND SERVICE
  (12b-1) FEES                    0.25%      1.00%       1.00%        None
--------------------------------------------------------------------------------
  OTHER EXPENSES                  0.16%      0.76%       0.74%       0.17%
--------------------------------------------------------------------------------
  TOTAL ANNUAL FUND
  OPERATING EXPENSES              1.22%      2.57%       2.55%       0.98%
--------------------------------------------------------------------------------

(1) THE CDSC, WHICH IS IMPOSED ON THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS B SHARES, DECLINES FROM 5% FOR REDEMPTIONS MADE WITHIN THE FIRST YEAR OF PURCHASE, TO 4% FOR REDEMPTIONS MADE WITHIN THE SECOND YEAR, TO 3% FOR REDEMPTIONS MADE WITHIN THE THIRD AND FOURTH YEARS, TO 2% FOR REDEMPTIONS MADE WITHIN THE FIFTH YEAR, TO 1% FOR REDEMPTIONS MADE WITHIN THE SIXTH YEAR AND TO 0% FOR REDEMPTIONS MADE AFTER THE SIXTH YEAR. FOR CLASS C SHARES, A 1% CDSC APPLIES TO THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS C SHARES REDEEMED WITHIN TWELVE MONTHS AFTER PURCHASE. SOLELY FOR PURPOSES OF DETERMINING THE NUMBER OF MONTHS OR YEARS FROM THE TIME OF ANY PAYMENT FOR THE PURCHASE OF SHARES, ALL PAYMENTS DURING A MONTH ARE TOTALED AND DEEMED TO HAVE BEEN MADE ON THE FIRST DAY OF THE MONTH.

(2) A 1% CDSC MAY BE IMPOSED ON PURCHASES OF $2 MILLION OR MORE OF CLASS A SHARES THAT ARE REDEEMED WITHIN TWELVE MONTHS OF PURCHASE.

(3) OTHER EXPENSES AND TOTAL ANNUAL FUND OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE CHANGE IN ACCOUNTING SERVICES FEES AND SHAREHOLDER SERVICING FEES EFFECTIVE SEPTEMBER 1, 2000; OTHERWISE, EXPENSE RATIOS ARE BASED ON OTHER FUND-LEVEL EXPENSES OF THE FUND FOR THE FISCAL YEAR ENDED
     DECEMBER 31, 2000. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  EXAMPLE
  ------------------------------------------------------------------------------
  This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
  ------------------------------------------------------------------------------

  IF SHARES ARE REDEEMED
   AT END OF PERIOD:             1 YEAR     3 YEARS     5 YEARS    10 YEARS
  ------------------------------------------------------------------------------
  Class A Shares                 $692       $  940      $1,207      $1,967
  ------------------------------------------------------------------------------
  Class B Shares                 $660       $1,099      $1,465      $2,571(1)
  ------------------------------------------------------------------------------
  Class C Shares                 $258       $  793      $1,355      $2,885
  ------------------------------------------------------------------------------
  Class Y Shares                 $100       $  312      $  542      $1,201
  ------------------------------------------------------------------------------
  IF SHARES ARE NOT REDEEMED
   AT END OF PERIOD:            1 YEAR      3 YEARS     5 YEARS    10 YEARS
  ------------------------------------------------------------------------------
  Class A Shares                 $692       $  940      $1,207      $1,967
  ------------------------------------------------------------------------------
  Class B Shares                 $260       $  799      $1,365      $2,571(1)
  ------------------------------------------------------------------------------
  Class C Shares                 $258       $  793      $1,355      $2,885
  ------------------------------------------------------------------------------
  Class Y Shares                 $100       $  312      $  542      $1,201
  ------------------------------------------------------------------------------

(1) REFLECTS ANNUAL OPERATING EXPENSES OF CLASS A SHARES AFTER CONVERSION OF CLASS B SHARES INTO CLASS A SHARES 8 YEARS AFTER THE MONTH IN WHICH THE SHARES WERE PURCHASED.

AN OVERVIEW OF THE FUND

[GRAPHIC] GOAL

     WADDELL & REED ADVISORS
     SMALL CAP FUND, INC.

          (FORMERLY UNITED SMALL CAP FUND, INC.-SM-) SEEKS GROWTH OF CAPITAL.

PRINCIPAL STRATEGIES

Small Cap Fund seeks to achieve its goal by investing primarily in common stocks of domestic and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper, Inc. Small Cap Category (small cap stocks). The Fund emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting companies, WRIMCO seeks companies whose earnings, it believes, are likely to grow faster than the economy. WRIMCO may look at a number of factors relating to a company, such as:

-  aggressive or creative management

-  technological or specialized expertise

-  new or unique products or services

-  entry into new or emerging industries

In general, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. As well, WRIMCO may sell a security to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A variety of factors can affect the investment performance of the Small Cap Fund. These include:

- the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

- the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries

- adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

-    WRIMCO's skill in evaluating and selecting securities for the Fund

Market risk for small to medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stock of smaller companies may experience volatile trading and price fluctuations.

Due to the nature of the Fund's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Fund may be subject to the following additional risks:

-    products offered may fail to sell as anticipated

- a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry

-    the company may never achieve profitability

- economic, market and technological factors may cause the new industry itself to lose favor with the public

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST

Small Cap Fund is designed for investors willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire assured income and conservation of capital. You should consider whether the Fund fits your particular investment objectives.

[GRAPHIC]
PERFORMANCE

SMALL CAP FUND

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for the period shown compare with those of a broad measure of market performance and a peer group average.


- The bar chart presents the average annual total returns for Class A and shows the performance for the past calendar year.

- The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

- The performance table shows average annual total returns for each class and compares them to the market indicators listed.

- The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown herein. Please check the Waddell & Reed web site at www.waddell.com for more current performance information.

[BAR CHART]
[PLOT POINTS]
CHART OF YEAR-BY-YEAR RETURNS
--------------------------------------------------------------------------------
AS OF DECEMBER 31 EACH YEAR (%)
                                       '00
--------------------------------------------------------------------------------
                                      2.86%
--------------------------------------------------------------------------------

IN THE PERIOD SHOWN IN THE CHART, THE HIGHEST QUARTERLY RETURN WAS 17.37% (THE FIRST QUARTER OF 2000) AND THE LOWEST QUARTERLY RETURN WAS -8.43% (THE FOURTH QUARTER OF 2000). THE CLASS A RETURN FOR THE YEAR THROUGH MARCH 31, 2001 WAS -9.82%

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
  AS OF DECEMBER 31, 2000 (%)                        1 YEAR     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
  CLASS A SHARES OF
  SMALL CAP FUND                                     -3.05%        15.60%
--------------------------------------------------------------------------------
  Russell 2000 Growth Index                         -22.36%         0.84%
--------------------------------------------------------------------------------
  Lipper Small-Cap Growth
  Funds Universe Average                             -4.95%        20.86%
--------------------------------------------------------------------------------
  CLASS B SHARES OF
  SMALL CAP FUND                                     -1.99%        16.97%
--------------------------------------------------------------------------------
  Russell 2000 Growth Index                         -22.36%         0.84%
--------------------------------------------------------------------------------
  Lipper Small-Cap Growth
  Funds Universe Average                             -4.95%        20.86%
--------------------------------------------------------------------------------
  CLASS C SHARES OF
  SMALL CAP FUND                                      1.95%        20.20%
--------------------------------------------------------------------------------
  Russell 2000 Growth Index                         -22.36%         0.84%
--------------------------------------------------------------------------------
  Lipper Small-Cap Growth
  Funds Universe Average                             -4.95%        20.86%
--------------------------------------------------------------------------------
  CLASS Y SHARES OF
  SMALL CAP FUND                                      3.33%        21.85%
--------------------------------------------------------------------------------
  Russell 2000 Growth Index                         -22.36%         0.84%
--------------------------------------------------------------------------------
  Lipper Small-Cap Growth
  Funds Universe Average                             -4.95%        20.86%
--------------------------------------------------------------------------------

THE INDEX SHOWN IS A BROAD-BASED, SECURITIES MARKET INDEX THAT IS UNMANAGED. THE LIPPER AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE GOAL OF THE FUND.

(1) SINCE OCTOBER 4, 1999 FOR EACH CLASS. BECAUSE THE FUND COMMENCED OPERATIONS ON A DATE OTHER THAN AT THE END OF A MONTH, AND PARTIAL MONTH CALCULATIONS OF THE PERFORMANCE OF THE ABOVE INDEX ARE NOT AVAILABLE, INDEX PERFORMANCE FOR EACH CLASS IS CALCULATED FROM OCTOBER 31, 1999.

[GRAPHIC]
FEES AND EXPENSES

SMALL CAP FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(FEES PAID DIRECTLY FROM       CLASS A     CLASS B     CLASS C     CLASS Y
YOUR INVESTMENT)               SHARES      SHARES      SHARES      SHARES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) IMPOSED ON
PURCHASES (AS A PERCENTAGE
OF OFFERING PRICE)              5.75%        None        None        None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED
SALES CHARGE (LOAD)(1)
(AS A PERCENTAGE OF LESSER
OF AMOUNT INVESTED OR
REDEMPTION VALUE)               None(2)        5%          1%        None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(EXPENSES THAT ARE DEDUCTED    CLASS A     CLASS B     CLASS C     CLASS Y
FROM FUND ASSETS)              SHARES      SHARES      SHARES      SHARES
--------------------------------------------------------------------------------
MANAGEMENT FEES                 0.85%       0.85%       0.85%       0.85%
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE
(12b-1) FEES                    0.25%       1.00%       1.00%        None
--------------------------------------------------------------------------------
OTHER EXPENSES                  0.54%       0.89%       0.69%       0.34%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES              1.64%       2.74%       2.54%       1.19%
--------------------------------------------------------------------------------

(1)THE CDSC, WHICH IS IMPOSED ON THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS B SHARES, DECLINES FROM 5% FOR REDEMPTIONS MADE WITHIN THE FIRST YEAR OF PURCHASE, TO 4% FOR REDEMPTIONS MADE WITHIN THE SECOND YEAR, TO 3% FOR REDEMPTIONS MADE WITHIN THE THIRD AND FOURTH YEARS, TO 2% FOR REDEMPTIONS MADE WITHIN THE FIFTH YEAR, TO 1% FOR REDEMPTIONS MADE WITHIN THE SIXTH YEAR AND TO 0% FOR REDEMPTIONS MADE AFTER THE SIXTH YEAR. FOR CLASS C SHARES, A 1% CDSC APPLIES TO THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS C SHARES REDEEMED WITHIN TWELVE MONTHS AFTER PURCHASE. SOLELY FOR PURPOSES OF DETERMINING THE NUMBER OF MONTHS OR YEARS FROM THE TIME OF ANY PAYMENT FOR THE PURCHASE OF SHARES, ALL PAYMENTS DURING A MONTH ARE TOTALED AND DEEMED TO HAVE BEEN MADE ON THE FIRST DAY OF THE MONTH.

(2)A 1% CDSC MAY BE IMPOSED ON PURCHASES OF $2 MILLION OR MORE OF CLASS A SHARES THAT ARE REDEEMED WITHIN TWELVE MONTHS OF PURCHASE.

(3) OTHER EXPENSES AND TOTAL ANNUAL FUND OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE CHANGE IN ACCOUNTING SERVICES FEES AND SHAREHOLDER SERVICING FEES EFFECTIVE SEPTEMBER 1, 2000; OTHERWISE, EXPENSE RATIOS ARE BASED ON OTHER FUND-LEVEL EXPENSES OF THE FUND FOR THE FISCAL YEAR ENDED JUNE 30, 2000. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c)
the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

IF SHARES ARE REDEEMED
  AT END OF PERIOD:                           1 YEAR           3 YEARS
------------------------------------------------------------------------------
Class A Shares                                 $732            $1,063
------------------------------------------------------------------------------
Class B Shares                                 $677            $1,151
------------------------------------------------------------------------------
Class C Shares                                 $257            $  790
------------------------------------------------------------------------------
Class Y Shares                                 $121            $  377
------------------------------------------------------------------------------
IF SHARES ARE NOT REDEEMED
 AT END OF PERIOD:                            1 YEAR           3 YEARS
------------------------------------------------------------------------------
Class A Shares                                 $732            $1,063
------------------------------------------------------------------------------
Class B Shares                                 $277            $  851
------------------------------------------------------------------------------
Class C Shares                                 $257            $  790
------------------------------------------------------------------------------
Class Y Shares                                 $121            $  377
------------------------------------------------------------------------------

AN OVERVIEW OF THE FUND

[GRAPHIC] Goal

     WADDELL & REED ADVISORS
     VANGUARD FUND, INC.

          (FORMERLY UNITED VANGUARD FUND, INC.-SM-) SEEKS THE APPRECIATION OF YOUR INVESTMENT.


PRINCIPAL STRATEGIES

Vanguard Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stock issued by large to medium sized U.S. and foreign companies that WRIMCO believes have appreciation possibilities. WRIMCO typically emphasizes growth stocks, but also includes value stocks in the Fund's portfolio to provide a blend of value and growth potential. Value stocks are those that WRIMCO believes are currently selling below their true worth. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. The Fund may invest in companies of any size.

WRIMCO attempts to select securities with appreciation possibilities by looking at many factors. These include:

- the company's market position, product line, technological position and prospects for increased earnings

-    the management capability of the company being considered

-    the short-term and long-term outlook for the industry being analyzed

-    changes in economic and political conditions

WRIMCO may also analyze the demands of investors for the security relative to its price. Securities may be chosen when WRIMCO anticipates a development that might have an effect on the value of a security.

In general, WRIMCO may sell a security if it determines that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. As well, WRIMCO may sell a security to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Because Vanguard Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

- the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

- the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries

- adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

-    WRIMCO's skill in evaluating and selecting securities for the Fund

Market risk for medium sized companies may be greater than the market risk for large companies. Such companies are more likely to have limited financial resources and inexperienced management. As well, stock of these companies may experience volatile trading and price fluctuations.

As well, the Fund may invest a portion of its assets in foreign securities. Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign countries.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST

Vanguard Fund is designed for investors seeking long-term investment growth. You should consider whether the Fund fits your particular investment objectives.

[GRAPHIC]
PERFORMANCE

VANGUARD FUND

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

- The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

- The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

- The performance table shows average annual total returns for each class and compares them to the market indicators listed.

- The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown herein. Please check the Waddell & Reed web site at www.waddell.com for more current performance information.

[BAR GRAPH]

CHART OF YEAR-BY-YEAR RETURNS
--------------------------------------------------------------------------------
AS OF DECEMBER 31 EACH YEAR (%)
--------------------------------------------------------------------------------

          '91                        28.14%
          '92                         2.61%
          '93                        14.25%
          '94                         6.16%
          '95                        24.73%
          '96                         7.54%
          '97                        19.77%
          '98                        31.21%
          '99                        43.91%
          '00                        -1.07%
--------------------------------------------------------------------------------
IN THE PERIOD SHOWN IN THE CHART, THE HIGHEST QUARTERLY RETURN WAS 31.10% (THE FOURTH QUARTER OF 1999) AND THE LOWEST QUARTERLY RETURN WAS -14.06% (THE FOURTH QUARTER OF 2000). THE CLASS A RETURN FOR THE YEAR THROUGH MARCH 31, 2001 WAS -21.86%.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2000(%)      1 YEAR     5 YEARS    10 YEARS  LIFE OF CLASS(1)
--------------------------------------------------------------------------------
CLASS A SHARES OF
VANGUARD FUND                   -6.76%     17.79%      16.28%
--------------------------------------------------------------------------------
S&P 500 Index                   -9.18%     18.35%      17.47%
--------------------------------------------------------------------------------
Lipper Large-Cap Growth
Funds Universe Average         -16.25%     18.10%      16.96%
--------------------------------------------------------------------------------
CLASS B SHARES OF
VANGUARD FUND                   -5.40%                             15.89%
--------------------------------------------------------------------------------
S&P 500 Index                   -9.18%     18.35%      17.47%      -1.61%
--------------------------------------------------------------------------------
Lipper Large-Cap Growth
Funds Universe Average         -16.25%     18.10%      16.96%       0.19%
--------------------------------------------------------------------------------
CLASS C SHARES OF
VANGUARD FUND                   -2.05%                             18.94%
--------------------------------------------------------------------------------
S&P 500 Index                   -9.18%     18.35%      17.47%      -1.61%
--------------------------------------------------------------------------------
Lipper Large-Cap Growth
Funds Universe Average         -16.25%     18.10%      16.96%       0.19%
--------------------------------------------------------------------------------
CLASS Y SHARES OF
VANGUARD FUND                   -0.82%     19.45%                  17.53%
--------------------------------------------------------------------------------
S&P 500 Index                   -9.18%     18.35%      17.47%      18.70%
--------------------------------------------------------------------------------
Lipper Large-Cap Growth
Funds Universe Average         -16.25%     18.10%      16.96%      17.40%
--------------------------------------------------------------------------------

THE INDEX SHOWN IS A BROAD-BASED, SECURITIES MARKET INDEX THAT IS UNMANAGED.
THE LIPPER AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE GOAL OF THE FUND.

(1)SINCE OCTOBER 4, 1999 FOR CLASS B SHARES, OCTOBER 4, 1999 FOR CLASS C SHARES AND SEPTEMBER 8, 1995 FOR CLASS Y SHARES. BECAUSE EACH CLASS COMMENCED OPERATIONS ON A DATE OTHER THAN AT THE END OF A MONTH, AND PARTIAL MONTH CALCULATIONS OF THE PERFORMANCE OF THE ABOVE INDEX (INCLUDING INCOME) ARE NOT AVAILABLE, INDEX PERFORMANCE IS CALCULATED FROM OCTOBER 31, 1999, OCTOBER 31, 1999 AND SEPTEMBER 30, 1995, RESPECTIVELY.

[GRAPHIC]
FEES AND EXPENSES

VANGUARD FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(FEES PAID DIRECTLY FROM          CLASS A     CLASS B     CLASS C    CLASS Y
YOUR INVESTMENT)                  SHARES      SHARES      SHARES     SHARES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) IMPOSED ON
PURCHASES (AS A PERCENTAGE
OF OFFERING PRICE)                 5.75%       None        None        None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED
SALES CHARGE (LOAD)(1)
(AS A PERCENTAGE OF LESSER
OF AMOUNT INVESTED OR
REDEMPTION VALUE)                   None(2)      5%          1%        None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(EXPENSES THAT ARE DEDUCTED       CLASS A     CLASS B     CLASS C    CLASS Y
FROM FUND ASSETS)                 SHARES      SHARES      SHARES     SHARES
--------------------------------------------------------------------------------
MANAGEMENT FEES                    0.66%      0.66%       0.66%       0.66%
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE
(12b-1) FEES                       0.23%      1.00%       1.00%        None
--------------------------------------------------------------------------------
OTHER EXPENSES                     0.15%      0.49%       0.50%       0.17%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                 1.04%      2.15%       2.16%       0.83%
--------------------------------------------------------------------------------

(1)THE CDSC, WHICH IS IMPOSED ON THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS B SHARES, DECLINES FROM 5% FOR REDEMPTIONS MADE WITHIN THE FIRST YEAR OF PURCHASE, TO 4% FOR REDEMPTIONS MADE WITHIN THE SECOND YEAR, TO 3% FOR REDEMPTIONS MADE WITHIN THE THIRD AND FOURTH YEARS, TO 2% FOR REDEMPTIONS MADE WITHIN THE FIFTH YEAR, TO 1% FOR REDEMPTIONS MADE WITHIN THE SIXTH YEAR AND TO 0% FOR REDEMPTIONS MADE AFTER THE SIXTH YEAR. FOR CLASS C SHARES, A 1% CDSC APPLIES TO THE LESSER OF AMOUNT INVESTED OR REDEMPTION VALUE OF CLASS C SHARES REDEEMED WITHIN TWELVE MONTHS AFTER PURCHASE. SOLELY FOR PURPOSES OF DETERMINING THE NUMBER OF MONTHS OR YEARS FROM THE TIME OF ANY PAYMENT FOR THE PURCHASE OF SHARES, ALL PAYMENTS DURING A MONTH ARE TOTALED AND DEEMED TO HAVE BEEN MADE ON THE FIRST DAY OF THE MONTH.

(2)A 1% CDSC MAY BE IMPOSED ON PURCHASES OF $2 MILLION OR MORE OF CLASS A SHARES THAT ARE REDEEMED WITHIN TWELVE MONTHS OF PURCHASE.

(3)OTHER EXPENSES AND TOTAL ANNUAL FUND OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT THE CHANGE IN ACCOUNTING SERVICES FEES AND SHAREHOLDER SERVICING FEES EFFECTIVE SEPTEMBER 1, 2000; OTHERWISE, EXPENSE RATIOS ARE BASED ON OTHER FUND-LEVEL EXPENSES OF THE FUND FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

EXAMPLE

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
IF SHARES ARE REDEEMED
 AT END OF PERIOD:           1 YEAR      3 YEARS   5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A Shares               $675        $887      $1,116      $1,773
--------------------------------------------------------------------------------
Class B Shares               $618        $973      $1,254      $2,197(1)
--------------------------------------------------------------------------------
Class C Shares               $219        $676      $1,159      $2,493
--------------------------------------------------------------------------------
Class Y Shares               $ 85        $265      $  460      $1,025
--------------------------------------------------------------------------------
IF SHARES ARE NOT REDEEMED
 AT END OF PERIOD:           1 YEAR      3 YEARS   5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A Shares               $675        $887      $1,116      $1,773
--------------------------------------------------------------------------------
Class B Shares               $218        $673      $1,154      $2,197(1)
--------------------------------------------------------------------------------
Class C Shares               $219        $676      $1,159      $2,493
--------------------------------------------------------------------------------
Class Y Shares               $ 85        $265      $  460      $1,025
--------------------------------------------------------------------------------

(1)REFLECTS ANNUAL OPERATING EXPENSES OF CLASS A SHARES AFTER CONVERSION OF CLASS B SHARES INTO CLASS A SHARES 8 YEARS AFTER THE MONTH IN WHICH THE SHARES WERE PURCHASED.

[GRAPHIC]
THE INVESTMENT PRINCIPLES OF THE FUNDS

INVESTMENT GOALS, PRINCIPAL STRATEGIES AND OTHER INVESTMENTS

WADDELL & REED ADVISORS ACCUMULATIVE FUND

The primary goal of the Fund is capital growth. As a secondary goal, the Fund seeks current income. The Fund seeks to achieve these goals by investing primarily in a diversified portfolio of common stocks, or securities convertible into common stocks, of U.S. and foreign companies, the risks of which are, in WRIMCO's opinion, consistent with the Fund's goals. Generally, the Fund invests in stocks with large market capitalization that, in WRIMCO's opinion, have slightly higher market volatility and slightly higher growth rates than other stocks. There is no guarantee that the Fund will achieve its goals.

As a temporary defensive measure, at times when WRIMCO believes that common stocks do not offer a good investment opportunity, the Fund may hold up to all of its assets in cash, debt securities, typically of investment grade, including bonds rated BBB or higher by Standard & Poor's (S&P) or Baa or higher by Moody's Corporation (Moody's) or, if unrated, deemed by WRIMCO to be of comparable quality, preferred stock, or common stocks that WRIMCO chooses because the securities are less volatile rather than for their growth potential. By taking a temporary defensive position in any of these ways, the Fund may not achieve its investment objectives.

WADDELL & REED ADVISORS INTERNATIONAL GROWTH FUND

The primary goal of the Fund is long-term capital appreciation, with current income as a secondary goal. The Fund seeks to achieve these goals by investing primarily in a diversified portfolio of common stocks of foreign issuers. There is no guarantee that the Fund will achieve its goals.

The Fund may also invest, to a lesser extent, in preferred stocks and debt securities. The debt securities may be of any maturity and will typically be investment grade.

Under normal conditions, the Fund invests at least 80% of its total assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries. The Fund generally limits its holdings so that no more than 75% of its total assets are invested in issuers of a single foreign country. As well, the Fund will invest at least 65% of its total assets in growth securities (usually common stock) during normal market conditions. Growth securities are those whose earnings, WRIMCO believes, are likely to have strong growth over several years.

When WRIMCO believes that a temporary defensive position is desirable, WRIMCO may take certain steps with respect to up to all of the Fund's assets by investing in debt securities (including commercial paper or short-term U.S. Government securities) or preferred stocks, or both. By taking a temporary defensive position, the Fund may not achieve its investment objectives.

WADDELL & REED ADVISORS NEW CONCEPTS FUND

The goal of the Fund is the growth of your investment. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of U.S. companies whose market capitalizations are within the range of capitalizations of companies comprising the Russell Mid-Cap and that WRIMCO believes offer above-average growth potential. For this purpose, the Fund considers a company's capitalization at the time the Fund acquires the company's securities, and the company need not be listed in the Russell Mid-Cap. Companies whose capitalization falls outside the range of the Russell Mid-Cap after purchase continue to be considered medium capitalization companies for purpose of the Fund's investment policy. There is no guarantee that the Fund will achieve its goal.

In addition to common stocks, the Fund may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade. The Fund may also invest up to 10% of its total assets in foreign securities, but only those that are exchange-traded or quoted on an automatic quotations system; represented by U.S.-traded American Depositary Receipts; or issued or guaranteed by a foreign government (or any of its subdivisions, agencies or instrumentalities).

When WRIMCO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper, short-term securities issued by the U.S. Government or its agencies or instrumentalities and other money market instruments) and/or preferred stocks. The Fund may also use options and futures contracts for defensive purposes. By taking a defensive position the Fund may not achieve its investment objective.

WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND

The goal of the Fund is long-term capital growth. The Fund seeks to achieve this goal by investing primarily in science and technology companies. Science and technology companies are companies whose products, processes or services, in WRIMCO's opinion, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological discoveries. There is no guarantee that the Fund will achieve its goal.

The Fund invests in such areas as:

-    aerospace and defense electronics

-    biotechnology

-    business machines

-    cable and broadband access

-    communications and electronic equipment

-    computer software and services

-    computer systems

-    electronics

-    electronic media

-    internet and internet-related services

-    medical devices and drugs

-    medical and hospital supplies and services

-    office equipment and supplies

The Fund primarily owns common stock; however, it may invest, to a lesser extent, in preferred stock, debt securities and convertible securities. The Fund may also invest a limited amount of its assets in foreign securities.

Under normal economic and market conditions, the Fund will not invest more than 20% of its total assets in securities other than those of science or technology companies. When WRIMCO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in U.S. Government securities or other debt securities, mostly of investment grade. By taking a temporary defensive position the Fund may not achieve its investment objective.

WADDELL & REED ADVISORS SMALL CAP FUND

The goal of the Fund is growth of capital. The Fund seeks to achieve its goal by investing primarily in small cap common stocks of companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The Fund considers a company's capitalization at the time the Fund acquires the company's common stock. Common stock of a company whose capitalization exceeds the range of the Lipper, Inc. Small Cap Category after purchase will not be sold solely because of its increased capitalization. There is no guarantee that the Fund will achieve its goal.

The Fund will, under normal market conditions, invest at least 65% of its total assets in small cap stocks. In addition to common stocks, the Fund may also invest in securities convertible into common stocks, preferred stocks and debt securities that are mostly of investment grade. The Fund may also buy foreign securities, however, it may not invest more than 10% of its total assets in foreign securities.

When WRIMCO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper or short-term U.S. Government securities) or preferred stocks, or both. By taking a temporary defensive position, the Fund may not achieve its investment objective.

WADDELL & REED ADVISORS VANGUARD FUND

The goal of the Fund is the appreciation of your investment. The Fund seeks to achieve this goal through a diversified holding of securities, primarily those issued by large to medium sized U.S. and foreign companies that WRIMCO believes have appreciation possibilities. There is no guarantee that the Fund will achieve its goal.

The Fund invests primarily in common stock but may also own, to a limited extent, preferred stock and debt securities, typically of investment grade and of any maturity. The Fund may also own convertible securities. As well, the Fund may invest up to 20% of its assets in foreign securities.

At times, as a temporary defensive measure, the Fund may invest up to all of its assets in either debt securities (which may include money market instruments held as cash reserves) or preferred stocks or both. The Fund may also use options and futures contracts for defensive purposes. By taking a temporary defensive position in either or both of these ways the Fund may not achieve its investment objective.

ALL FUNDS

Each Fund may also invest in and use other types of instruments in seeking to achieve its goal(s). For example, each Fund is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in its Statement of Additional Information (SAI).

RISK CONSIDERATIONS OF PRINCIPAL STRATEGIES AND OTHER INVESTMENTS

Risks exist in any investment. Each Fund is subject to equity risk and other market risk, financial risk and, in some cases, prepayment risk.

- Market risk is the possibility of a change in the price of the security. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. The Fund may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may experience greater price volatility than value stocks. To the extent a Fund invests in fixed income securities, the price of a fixed income security may be affected by changes in interest rates. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease. Because of market risk, the share price of a Fund will likely change as well.

- Financial risk is based on the financial situation of the issuer of the security. To the extent a Fund invests in debt securities, the Fund's financial risk depends on the credit quality of the underlying securities in which it invests. For an equity investment, a Fund's financial risk may depend, for example, on the earnings performance of the company issuing the stock.

- Prepayment risk is the possibility that, during periods of falling interest rates, a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Certain types of each Fund's authorized investments and strategies (such as foreign securities, junk bonds and derivative instruments) involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant. For example, foreign investments may subject a Fund to restrictions on receiving the investment proceeds from a foreign country, foreign taxes, and potential difficulties in enforcing contractual obligations, as well as fluctuations in foreign currency values and other developments that may adversely affect a foreign country. Junk bonds pose a greater risk of nonpayment of interest or principal than higher-rated bonds. Derivative instruments may expose a Fund to greater volatility than an investment in a more traditional stock, bond or other security.

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund's investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions and other company and economic news. Performance will also depend on WRIMCO's skill in selecting investments.

Accumulative Fund and International Growth Fund may actively trade securities in seeking to achieve their goal. Doing so may increase transaction costs (which may reduce performance) and increase distributions paid by the Fund, which may increase your taxable income.

[GRAPHIC]

YOUR ACCOUNT

CHOOSING A SHARE CLASS

Each Fund offers four classes of shares: Class A, Class B, Class C and Class Y. Each class has its own sales charge, if any, and expense structure. The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you. Class B and Class C shares are not available for investments of $2 million or more. If you are investing a lesser amount, you may want to consider Class B shares (if investing for at least seven years) or Class C shares (if investing for less than seven years). Class Y shares are designed for institutional investors and others investing through certain intermediaries.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

GENERAL COMPARISON OF CLASS A, CLASS B AND CLASS C SHARES
--------------------------------------------------------------------------------
  CLASS A                      CLASS B                     CLASS C
--------------------------------------------------------------------------------
  Initial sales charge         No initial sales charge     No initial sales charge
--------------------------------------------------------------------------------
  No deferred sales charge(1)  Deferred sales charge on    A 1% deferred sales
                               shares you sell within six  charge on shares you
                               years after purchase        sell within twelve
                                                           months after purchase
--------------------------------------------------------------------------------
  Maximum distribution         Maximum distribution        Maximum distribution
  and service (12b-1) fees     and service (12b-1) fees    and service (12b-1) fees
  of 0.25%                     of 1.00%                    of 1.00%
--------------------------------------------------------------------------------
  For an investment of         Converts to Class A         Does not convert to
  $2 million or more,          shares 8 years after the    Class A shares, so
  only Class A shares          month in which the          annual expenses do
  are available                shares were purchased,      not decrease
                               thus reducing future
                               annual expenses
--------------------------------------------------------------------------------
                               For an investment of
                               $300,000 or more, your
                               financial advisor
                               typically will recommend
                               purchase of Class A shares
                               due to a reduced sales
                               charge and lower annual
                               expenses
--------------------------------------------------------------------------------

(1) A 1% CDSC MAY APPLY TO PURCHASES OF $2 MILLION OR MORE OF CLASS A SHARES THAT ARE REDEEMED WITHIN TWELVE MONTHS OF PURCHASE.

EACH FUND HAS ADOPTED A DISTRIBUTION AND SERVICE PLAN (Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for each of its Class A, Class B and Class C shares. Under the Class A Plan, a Fund may pay Waddell & Reed, Inc. a fee of up to 0.25% of the average daily net assets of the Class A shares. This fee is to reimburse Waddell & Reed, Inc. for the amounts it spends for distributing the Fund's Class A shares, providing service to Class A shareholders and/or maintaining Class A shareholder accounts. Under the Class B Plan and the Class C Plan, each Fund may pay Waddell & Reed, Inc., on an annual basis, a service fee of up to 0.25% of the average daily net assets of the class to compensate Waddell & Reed, Inc. for providing service to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of the class to compensate Waddell & Reed, Inc. for distributing shares of that class. Because a class's fees are paid out of the assets of that class on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CLASS A SHARES are subject to an initial sales charge when you buy them, based on the amount of your investment, according to the table below. Class A shares pay an annual 12b-1 fee of up to 0.25% of average Class A net assets. The ongoing expenses of this class are lower than those for Class B or Class C shares and typically higher than those for Class Y shares.

--------------------------------------------------------------------------------
  SIZE OF PURCHASE
--------------------------------------------------------------------------------
                                                    SALES CHARGE  REALLOWANCE
                                                     AS APPROX.   TO DEALERS
                                      SALES CHARGE   PERCENT OF  AS PERCENT
                                       AS PERCENT OF   AMOUNT     OF OFFERING
                                      OFFERING PRICE  INVESTED       PRICE
--------------------------------------------------------------------------------
  Under $100,000                           5.75%        6.10%        5.00%
--------------------------------------------------------------------------------
  $100,000 to less than $200,000           4.75         4.99         4.00
--------------------------------------------------------------------------------
  $200,000 to less than $300,000           3.50         3.63         2.80
--------------------------------------------------------------------------------
  $300,000 to less than $500,000           2.50         2.56         2.00
--------------------------------------------------------------------------------
  $500,000 to less than $1,000,000         1.50         1.52         1.20
--------------------------------------------------------------------------------
  $1,000,000 to less than $2,000,000       1.00         1.01         0.75
--------------------------------------------------------------------------------
  $2,000,000 and over                      0.00(1)      0.00(1)      0.50
================================================================================

(1) NO SALES CHARGE IS PAYABLE AT THE TIME OF PURCHASE ON INVESTMENTS OF $2 MILLION OR MORE, ALTHOUGH FOR SUCH INVESTMENTS A FUND MAY IMPOSE A CDSC OF 1.00% ON CERTAIN REDEMPTIONS MADE WITHIN TWELVE MONTHS OF THE PURCHASE. THE CDSC IS ASSESSED ON AN AMOUNT EQUAL TO THE LESSER OF THE THEN CURRENT MARKET VALUE OR THE COST OF THE SHARES BEING REDEEMED. ACCORDINGLY, NO SALES CHARGE IS IMPOSED ON INCREASES IN NET ASSET VALUE ABOVE THE INITIAL PURCHASE PRICE.

Waddell & Reed, Inc. and its affiliates may pay additional compensation from its own resources to securities dealers based upon the value of shares of a Fund owned by the dealer for its own account or for its customers. Waddell & Reed, Inc. may also provide compensation from its own resources to securities dealers with respect to shares of the Funds purchased by customers of such dealers without payment of a sales charge.

SALES CHARGE REDUCTIONS AND WAIVERS

LOWER SALES CHARGES ARE AVAILABLE BY:

- Combining additional purchases of Class A shares of any of the funds in the Waddell & Reed Advisors Funds and/or the W&R Funds, Inc. except shares of Waddell & Reed Advisors Cash Management, Waddell & Reed Advisors Municipal Money Market Fund or Class A shares of W&R Funds Money Market Fund unless acquired by exchange for Class A shares on which a sales charge was paid (or as a dividend or distribution on such acquired shares), with the net asset value (NAV) of Class A shares already held (Rights of Accumulation)

- Grouping all purchases of Class A shares, except shares of Waddell & Reed Advisors Cash Management, Waddell & Reed Advisors Municipal Money Market Fund or W&R Funds Money Market Fund, made during a thirteen-month period (Letter of Intent)

-    Grouping purchases by certain related persons

Additional information and applicable forms are available from your financial advisor.

WAIVERS FOR CERTAIN INVESTORS
CLASS A SHARES MAY BE PURCHASED AT NAV BY:

- The Directors and officers of the Fund or of any affiliated entity of Waddell & Reed, Inc., employees of Waddell & Reed, Inc., employees of its affiliates, financial advisors of Waddell & Reed, Inc. and the spouse, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals

- Until December 31, 2001, clients of Legend Equities Corporation (Legend) if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Waddell & Reed Advisors or W&R Funds, Inc. and the purchase is made within 60 days of such redemption

- Retirement plan accounts held in the Waddell & Reed Advisors Retirement Plan, offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB retirement programs

-    Direct Rollovers from the Waddell & Reed Advisors Retirement Plan

- Participants in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records

- Certain clients investing through a qualified fee-based program offered by a third party that has made arrangements to sell shares of Waddell & Reed Advisors Funds, Inc. Accumulative Fund

You will find more information in the SAI about sales charge reductions and waivers.

CONTINGENT DEFERRED SALES CHARGE. A CDSC may be assessed against your redemption amount of Class B or Class C shares or certain Class A shares and paid to Waddell & Reed, Inc. (the Distributor), as further described below. The purpose of the CDSC is to compensate the Distributor for the costs incurred by it in connection with the sale of the Fund's Class B or Class C shares or with Class A investments of $2 million or more at NAV. The CDSC will not be imposed on shares representing payment of dividends or other distributions or on amounts which represent an increase in the value of a shareholder's account resulting from capital appreciation above the amount paid for shares purchased during the CDSC period. For Class B, the date of redemption is measured in calendar months from the month of purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. The CDSC is applied to the lesser of amount invested or redemption value.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a deferred sales charge (including shares which represent appreciation on shares held, reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, a Fund, when requested to redeem a specific dollar amount, will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions.

CLASS B SHARES are not subject to an initial sales charge when you buy them. However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. Class B shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class B shares, and any dividends and distributions paid on such shares, automatically convert to Class A shares eight years after the end of the month in which the shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. The Class A shares have lower ongoing expenses.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC discussed below.

--------------------------------------------------------------------------------
  CONTINGENT DEFERRED SALES CHARGE
     ON SHARES SOLD WITHIN YEAR             AS A % OF AMOUNT SUBJECT TO CHARGE
--------------------------------------------------------------------------------
        1                                                  5.0%
--------------------------------------------------------------------------------
        2                                                  4.0%
--------------------------------------------------------------------------------
        3                                                  3.0%
--------------------------------------------------------------------------------
        4                                                  3.0%
--------------------------------------------------------------------------------
        5                                                  2.0%
--------------------------------------------------------------------------------
        6                                                  1.0%
--------------------------------------------------------------------------------
        7+                                                 0.0%
--------------------------------------------------------------------------------

In the table, a year is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first day of the month in which the purchase was made.

For example, if a shareholder opens an account on December 15, 2000, then redeems all Class B shares on December 12, 2001, the shareholder will pay a CDSC of 4%, the rate applicable to redemptions made within the second year of purchase.

CLASS C SHARES are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within twelve months after purchase, you will pay a 1% CDSC. For purposes of the CDSC, purchases of Class C shares within a month will be considered as being purchased on the first day of the month. Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class.

For Class C shares, the CDSC will be applied to the lesser of amount invested or redemption value of shares that have been held for twelve months or less.

THE CDSC WILL NOT APPLY IN THE FOLLOWING CIRCUMSTANCES:

- redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to the Distributor.

- redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an individual retirement account, Keogh plan or custodial account under section 403(b)(7) of the Internal Revenue Code of 1986, as amended (Code), a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of a subsequent law or legislation, the continuation of its investment would be improper.

- redemptions of shares purchased by current or retired Directors of the Fund, and Directors of affiliated companies, current or retired officers or employees of the Fund, WRIMCO, Waddell & Reed, Inc. or their affiliated companies, financial advisors of Waddell & Reed, Inc., and by the members of immediate families of such persons.

- redemptions of shares made pursuant to a shareholder's participation in any systematic withdrawal service adopted for a Fund. (The service and this exclusion from the CDSC do not apply to a one-time withdrawal.)

- redemptions the proceeds of which are reinvested within 45 days in shares of the same class of the Fund as that redeemed.

-    the exercise of certain exchange privileges.

- redemptions effected pursuant to each Fund's right to liquidate a shareholder's shares if the aggregate NAV of those shares is less than $500.

- redemptions effected by another registered investment company by virtue of a merger or other reorganization with a Fund or by a former shareholder of such investment company of shares of a Fund acquired pursuant to such reorganization.

- for Class C shares of Waddell & Reed Advisors Funds, Inc. Accumulative Fund, redemptions made by shareholders that have purchased shares of this Fund through certain group plans that have selling agreements with Waddell & Reed, Inc. and that are administered by a third party and/or for which brokers not affiliated with Waddell & Reed, Inc. provide administrative or recordkeeping services.

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares, which requires certain notice.

CLASS Y SHARES are not subject to a sales charge or annual 12b-1 fees.

Class Y shares are only available for purchase by:

-    participants of employee benefit plans established under section 403(b) or section 457, or qualified under section 401 of the Code, including 401(k) plans, when the plan has 100 or more eligible employees and holds the shares in an omnibus account on the Fund's records

- banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers where such investments for customer accounts are held in an omnibus account on the Fund's records

- government entities or authorities and corporations whose investment within the first twelve months after initial investment is $10 million or more

- certain retirement plans and trusts for employees and financial advisors of Waddell & Reed, Inc. and its affiliates

WAYS TO SET UP YOUR ACCOUNT

The different ways to set up (register) your account are listed below.

INDIVIDUAL OR JOINT TENANTS

FOR YOUR GENERAL INVESTMENT NEEDS

Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

BUSINESS OR ORGANIZATION

FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, INSTITUTIONS OR OTHER GROUPS

RETIREMENT AND OTHER TAX-ADVANTAGED SAVINGS PLANS

TO SHELTER YOUR SAVINGS FROM INCOME TAXES

Retirement and other tax-advantaged savings plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and Education IRAs) may be tax-deductible.

- INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow certain individuals under age 70 1/2, with earned income, to invest up to $2,000 per tax year. The maximum annual contribution for an individual and his or her spouse is $4,000 ($2,000 for each spouse) or, if less, the couple's combined earned income for the tax year.

- IRA ROLLOVERS retain special tax advantages for certain distributions from employer-sponsored retirement plans.

- ROTH IRAS allow certain individuals to make nondeductible contributions up to $2,000 per tax year. The maximum annual contribution for an individual and his or her spouse is $4,000 ($2,000 for each spouse) or, if less, the couple's combined earned income for the taxable year. Withdrawals of earnings may be tax-free if the account is at least five years old and certain other requirements are met.

- EDUCATION IRAS are established for the benefit of a minor, with nondeductible contributions up to $500 per year, and permit tax-free withdrawals to pay the higher education expenses of the beneficiary.

- SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a profit sharing plan, but with fewer administrative requirements.

- SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS) can be established by small employers to contribute to, and allow their employees to contribute a portion of their wages on a pre-tax basis to, retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k) or other qualified plans.

- KEOGH PLANS allow self-employed individuals to make tax-deductible contributions for themselves of up to 25% of their annual earned income, with a maximum of $30,000 per year.

- PENSION AND PROFIT-SHARING PLANS, INCLUDING 401(k) PLANS, allow corporations and nongovernmental tax-exempt organizations of all sizes and/or their employees to contribute a percentage of the employees' wages or other amounts on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan.

- 403(b) CUSTODIAL ACCOUNTS are available to employees of public school systems, churches and certain types of charitable organizations.

- 457 ACCOUNTS allow employees of state and local governments and certain charitable organizations to contribute a portion of their compensation on a tax-deferred basis.

GIFTS OR TRANSFERS TO A MINOR

TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child free of Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

TRUST

FOR MONEY BEING INVESTED BY A TRUST

The trust must be established before an account can be opened, or you may use a trust form made available by Waddell & Reed. Contact your Waddell & Reed financial advisor for the form.

BUYING SHARES

YOU MAY BUY SHARES OF EACH OF THE FUNDS through Waddell & Reed, Inc. and its financial advisors or through advisors of Legend. Waddell & Reed Advisors Funds Accumulative Fund may also be purchased through non-affiliated third parties that have selling agreements with Waddell & Reed, Inc. To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have.

TO PURCHASE ANY CLASS OF SHARES BY CHECK, make your check payable to Waddell & Reed, Inc. Mail the check, along with your completed application, to:

                           Waddell & Reed, Inc.
                              P. O. Box 29217
                          Shawnee Mission, Kansas
                                66201-9217

TO PURCHASE CLASS Y SHARES (AND CLASS A SHARES OF CASH MANAGEMENT AND CLASS A SHARES OF MUNICIPAL MONEY MARKET FUND) BY WIRE, you must first obtain an account number by calling 800-532-2783, then mail a completed application to Waddell & Reed, Inc., at the above address, or fax it to 800-532-2784. Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, for the account of Waddell & Reed Number 9800007978, Special Account for Exclusive Benefit of Customers FBO Customer Name and Account Number.

You may also buy Class Y shares of a Fund indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Class Y shares.

THE PRICE TO BUY A FUND SHARE is its offering price, which is calculated every business day.

The OFFERING PRICE of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus, for Class A shares, the sales charge shown in the table.

In the calculation of a Fund's NAV:

- The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.

- Bonds are generally valued according to prices quoted by an independent pricing service.

- Short-term debt securities are valued at amortized cost, which approximates market value.

- Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of Directors.

EACH FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded.

The Funds may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Fund shares may be significantly affected on days when a Fund does not price its shares and when you are not able to purchase or redeem a Fund's shares. Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of each Fund's Board of Directors.

WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:

- All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

- If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Waddell & Reed Advisors Funds and/or W&R Funds, Inc. the payment may be delayed for up to ten days to ensure that your previous investment has cleared.

- The Funds do not issue certificates representing Class B, Class C or Class Y shares. Small Cap Fund does not issue certificates representing any class of shares.

- If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price.

When you sign your account application, you will be asked to certify that your Social Security or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

Waddell & Reed, Inc. reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

MINIMUM INVESTMENTS

--------------------------------------------------------------------------------
  FOR CLASS A, CLASS B AND CLASS C:
--------------------------------------------------------------------------------
  TO OPEN AN ACCOUNT                                             $500 (per Fund)
--------------------------------------------------------------------------------
  For certain exchanges                                          $100 (per Fund)
--------------------------------------------------------------------------------
  For certain retirement accounts and accounts
  opened with Automatic Investment Service                        $50 (per Fund)
--------------------------------------------------------------------------------
  For certain retirement accounts and accounts opened
  through payroll deductions for or by employees of
  WRIMCO, Waddell & Reed, Inc. and their affiliates               $25 (per Fund)
--------------------------------------------------------------------------------
  TO ADD TO AN ACCOUNT                                              Any amount
--------------------------------------------------------------------------------
  For certain exchanges                                          $100 (per Fund)
--------------------------------------------------------------------------------
  For Automatic Investment Service                                $25 (per Fund)
--------------------------------------------------------------------------------
  FOR CLASS Y:
--------------------------------------------------------------------------------
  TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------
  For a government entity or authority                              $10 million
  or for a corporation                              (within first twelve months)
--------------------------------------------------------------------------------
  For other investors                                               Any amount
--------------------------------------------------------------------------------
  TO ADD TO AN ACCOUNT                                              Any amount
================================================================================

ADDING TO YOUR ACCOUNT

Subject to the minimums described under Minimum Investments, you can make additional investments of any amount at any time.

TO ADD TO YOUR ACCOUNT, make your check payable to Waddell & Reed, Inc. Mail the check to Waddell & Reed, Inc., along with:

- the detachable form that accompanies the confirmation of a prior purchase or your year-to-date statement; or

- a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase.

TO ADD TO YOUR CLASS Y ACCOUNT BY WIRE: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, for the account of Waddell & Reed Number 9800007978, Special Account for Exclusive Benefit of Customers FBO Customer Name and Account Number.

If you purchase shares of the Funds from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

SELLING SHARES

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The REDEMPTION PRICE (price to sell one share of a particular class of a Fund) is the NAV per share of that Fund class, subject to any CDSC applicable to Class A, Class B or Class C shares.

TO SELL SHARES BY WRITTEN REQUEST: Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:

-  the name on the account registration

-  the Fund's name

-  the Fund account number

-  the dollar amount or number, and the class, of shares to be redeemed

-  any other applicable requirements listed in the table below

Deliver the form or your letter to your financial advisor, or mail it to:

                      Waddell & Reed Services Company
                              P. O. Box 29217
                          Shawnee Mission, Kansas
                                66201-9217

Unless otherwise instructed, Waddell & Reed Services Company will send a check to the address on the account.

TO SELL CLASS Y SHARES BY TELEPHONE OR FAX: If you have elected this method in your application or by subsequent authorization, call 800-532-2783, or fax your request to 800-532-2784, and give your instructions to redeem Class Y shares and make payment by wire to your predesignated bank account or by check to you at the address on the account.

WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated, subject to any applicable CDSC, after receipt of a written request for redemption in good order by Waddell & Reed Services Company at the address listed above. Note the following:

- If more than one person owns the shares, each owner must sign the written request.

-  If you hold a certificate, it must be properly endorsed and sent to the Fund.

- If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide to the Fund telephone or written assurance that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of 10 days or the date the Fund can verify that your purchase check has cleared and been honored.

- Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission.

- Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when a Fund's Board of Directors determines that conditions exist making cash payments undesirable. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

- If you purchased shares from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the applicable Class subject to any applicable CDSC next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

SPECIAL REQUIREMENTS FOR SELLING SHARES
-------------------------------------------------------------------------------
 ACCOUNT TYPE             SPECIAL REQUIREMENTS
-------------------------------------------------------------------------------
  Individual or           The written instructions must be signed by all persons
  Joint Tenant            required to sign for transactions, exactly as their
                          names appear on the account.
-------------------------------------------------------------------------------
  Sole Proprietorship     The written instructions must be
                          signed by the individual owner of the business.
-------------------------------------------------------------------------------
  UGMA, UTMA              The custodian must sign the written instructions
                          indicating capacity as custodian.
-------------------------------------------------------------------------------
  Retirement Account      The written instructions must be signed by a
                          properly authorized person.
-------------------------------------------------------------------------------
  Trust                   The trustee must sign the written instructions
                          indicating capacity as trustee. If the trustee's name
                          is not in the account registration, provide a
                          currently certified copy of the trust document.
-------------------------------------------------------------------------------
  Business or             At least one person authorized by
  Organization            corporate resolution to act on the account must sign
                          the written instructions.
-------------------------------------------------------------------------------
  Conservator, Guardian   The written instructions must be signed by the person
  or Other Fiduciary      properly authorized by court order to act in the
                          particular fiduciary capacity.
-------------------------------------------------------------------------------

A Fund may require a signature guarantee in certain situations such as:

-  a redemption request made by a corporation, partnership or fiduciary;

-  a redemption request made by someone other than the owner of record; or

-  the check is made payable to someone other than the owner of record.

This requirement is to protect you and Waddell & Reed from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

EACH FUND RESERVES THE RIGHT TO REDEEM at NAV all of your Fund shares in your account if their aggregate NAV is less than $500. The Fund will give you notice and a 60-day opportunity to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares to $500.

YOU MAY REINVEST, without charge, all or part of the amount of Class A shares of a Fund you redeemed by sending to the Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within 45 days after the date of your redemption. You may do this only once with Class A shares of a Fund.

The CDSC will not apply to the proceeds of Class A (as applicable), Class B or Class C shares of a Fund which are redeemed and then reinvested in Class A, Class B or Class C shares of the Fund within 45 days after such redemption. The Distributor will, with your reinvestment, restore an amount equal to the deferred sales charge attributable to the amount reinvested by adding the deferred sales charge amount to your reinvestment. For purposes of determining future deferred sales charges, the reinvestment will be treated as a new investment. You may do this only once as to Class A shares of a Fund, once as to Class B shares of a Fund and once as to Class C shares of a Fund.

Payments of principal and interest on loans made pursuant to a 401(a) qualified plan (if such loans are permitted by the plan) may be reinvested, without payment of a sales charge, in Class A shares of any of the Waddell & Reed Advisors Funds in which the plan may invest.

TELEPHONE TRANSACTIONS

The Funds and their agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If a Fund fails to do so, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

SHAREHOLDER SERVICES

Waddell & Reed provides a variety of services to help you manage your account.

PERSONAL SERVICE

Your local financial advisor is available to provide personal service. Additionally, a toll-free call, 888-WADDELL, connects you to a Client Services Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions or update your account records. At almost any time of the day or night, you may access your account information from a touch-tone phone, or from our web site, www.waddell.com, to:

-  Obtain information about your accounts

- Obtain price information about other funds in the Waddell & Reed Advisors Funds and W&R Funds, Inc.

-  Obtain a Fund's current prospectus

-  Request duplicate statements

REPORTS

Statements and reports sent to you include the following:

- confirmation statements (after every purchase, other than those purchases made through Automatic Investment Service, and after every exchange, transfer or redemption)

-  year-to-date statements (quarterly)

-  annual and semiannual reports to shareholders (every six months)

To reduce expenses, only one copy of the most recent annual and semiannual reports of the Funds may be mailed to your household, even if you have more than one account with a Fund. Call the telephone number listed for Client Services if you need additional copies of annual or semiannual reports or account information.

EXCHANGES

You may sell your shares and buy shares of the same Class of another Fund in the Waddell & Reed Advisors Funds or in W&R Funds, Inc. without the payment of an additional sales charge if you buy Class A shares or payment of a CDSC when you exchange Class B or Class C shares. For Class B and Class C shares or Class A shares to which the CDSC would otherwise apply, the time period for the deferred sales charge will continue to run. In addition, exchanging Class Y shareholders in the Waddell & Reed Advisors Funds may buy Class A shares of Waddell & Reed Advisors Cash Management or Class A shares of Waddell & Reed Advisors Municipal Money Market Fund.

You may exchange only into Funds that are legally permitted for sale in your state of residence. Note that exchanges out of a Fund may have tax consequences for you. Before exchanging into a Fund, read its prospectus.

THE FUNDS RESERVE THE RIGHT to terminate or modify these exchange privileges at any time, upon notice in certain instances.

AUTOMATIC TRANSACTIONS FOR CLASS A, CLASS B AND CLASS C SHAREHOLDERS Flexible Withdrawal Service lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account.

Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

  REGULAR INVESTMENT PLANS
-------------------------------------------------------------------------------
  AUTOMATIC INVESTMENT SERVICE
-------------------------------------------------------------------------------
  TO MOVE MONEY FROM YOUR BANK ACCOUNT TO AN EXISTING FUND ACCOUNT

                    MINIMUM AMOUNT              MINIMUM FREQUENCY
                    $25 (per Fund)                   Monthly
-------------------------------------------------------------------------------
  FUNDS PLUS SERVICE

  TO MOVE MONEY FROM WADDELL & REED ADVISORS CASH MANAGEMENT OR WADDELL & REED ADVISORS MUNICIPAL MONEY MARKET FUND TO A FUND WHETHER IN THE SAME OR A DIFFERENT ACCOUNT IN THE SAME CLASS

-------------------------------------------------------------------------------
                    MINIMUM AMOUNT              MINIMUM FREQUENCY

                    $100 (per Fund)                  Monthly
-------------------------------------------------------------------------------

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year.

Usually, a Fund distributes net investment income at the following times:
Accumulative Fund, International Growth Fund, Science and Technology Fund and Vanguard Fund, semiannually in June and December; and New Concepts Fund and Small Cap Fund, annually in December. Net capital gains (and any net gains from foreign currency transactions) usually are distributed in December. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

DISTRIBUTION OPTIONS. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers two options:

1. SHARE PAYMENT OPTION. Your dividends, capital gains and other distributions with respect to a class will be automatically paid in additional shares of the same class of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2. CASH OPTION. You will be sent a check for your dividends, capital gains and other distributions if the total distribution is equal to or greater than five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the same class of the Fund.

For retirement accounts, all distributions are automatically paid in additional shares.

TAXES

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

TAXES ON DISTRIBUTIONS. Dividends from a Fund's investment company taxable income (which includes net short-term gains), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares. Distributions of a Fund's net capital gains, when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, long-term capital gains generally are taxed at a maximum rate of 20% for noncorporate shareholders.

Each Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year.

A portion of the dividends paid by a Fund, whether received in cash or paid in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the Federal alternative minimum tax.

TAXES ON TRANSACTIONS. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid). An exchange of Fund shares for shares of any other fund in the Waddell & Reed Advisors Funds or W&R Funds, Inc. generally will have similar tax consequences. However, special rules apply when you dispose of a Fund's Class A shares through a redemption or exchange within 90 days after your purchase and then reacquire Class A shares of that Fund or acquire Class A shares of another fund in the Waddell & Reed Advisors Funds or W&R Funds, Inc. without paying a sales charge due to the 45 day reinvestment privilege or exchange privilege. See Your Account-Selling Shares. In these cases, any gain on the disposition of the original Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if you purchase shares of a Fund within 30 days before or after redeeming other shares of the Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis of the newly purchased shares.


WITHHOLDING. Each Fund must withhold 31% of all dividends and capital gains distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gains distributions payable to shareholders who are otherwise subject to backup withholding.

STATE AND LOCAL INCOME TAXES. The portion of the dividends paid by each Fund attributable to interest earned on U.S. Government securities generally is not subject to state and local income taxes, although distributions by any Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability of dividends and other distributions by the Funds in your state and locality.

The foregoing is only a summary of some of the important Federal income tax considerations generally affecting each Fund and its shareholders; you will find more information in each Fund's SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

[GRAPHIC]

THE MANAGEMENT OF THE FUNDS

PORTFOLIO MANAGEMENT

Each Fund is managed by WRIMCO, subject to the authority of each Fund's Board of Directors. WRIMCO provides investment advice to each of the Funds and supervises each Fund's investments. WRIMCO and/or its predecessors have served as investment manager to each of the registered investment companies in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and W&R Target Funds, Inc. since the inception of each company. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Antonio Intagliata is primarily responsible for the management of the Accumulative Fund. Mr. Intagliata has held his Fund responsibilities since November 1979. He is Senior Vice President of WRIMCO and Vice President of the Fund. Mr. Intagliata has served as the portfolio manager for investment companies managed by WRIMCO and its predecessors since February 1979 and has been an employee of such since June 1973.

Thomas A. Mengel is primarily responsible for the management of the International Growth Fund. Mr. Mengel has held his Fund responsibilities since May 1996. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From 1993 to 1996, Mr. Mengel was the President of Sal. Oppenheim jr. & Cie. Securities, Inc.

Kimberly A. Scott is primarily responsible for the management of the New Concepts Fund. Ms. Scott has held her Fund responsibilities since February 2001. She is Vice President of WRIMCO, Vice President of the Fund and Vice President of another investment company managed by WRIMCO. Ms. Scott served as an investment analyst with WRIMCO from April 1999 to February 2001. From 1994 to 1999, she was an equity analyst for Bartlett & Company.


Zachary H. Shafran is primarily responsible for the management of the Science and Technology Fund. Mr. Shafran has held his Fund responsibilities since February 2001. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Shafran has served as the portfolio manager for investment companies managed by WRIMCO since January 1996. He served as an investment analyst with WRIMCO from June 1990 to January 1996.

Mark G. Seferovich and Grant P. Sarris are primarily responsible for the management of the Small Cap Fund. Mr. Seferovich has held his Fund responsibilities since the inception of the Fund. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of additional investment companies for which WRIMCO serves as investment manager. Mr. Seferovich has served as the portfolio manager of investment companies managed by WRIMCO and its predecessor since February 1989. From March 1996 to March 1998, Mr. Seferovich was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company, a former affiliate of WRIMCO.

Mr. Sarris has held his Fund responsibilities since the inception of the Fund. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of additional investment companies for which WRIMCO serves as investment manager. Mr. Sarris served as an investment analyst with WRIMCO and its predecessor from October 1991 to January 1996. From January 1996 to May 1998, Mr. Sarris served as an assistant portfolio manager for WRIMCO, and since May 1998, he has served as a portfolio manager. Mr. Sarris has been an employee of WRIMCO and its predecessor since October 1991.

Daniel P. Becker is primarily responsible for the management of the Vanguard Fund. Mr. Becker has held his Fund responsibilities since July 1997. He is Senior Vice President of WRIMCO and Vice President of the Fund. From January 1995 to March 1998, Mr. Becker was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager for WRIMCO since January 1997.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund's investments.

MANAGEMENT FEE

Like all mutual funds, the Funds pay fees related to their daily operations. Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

for Accumulative Fund, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended December 31, 2000 were 0.66%;

for International Growth Fund, 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended June 30, 2000 were 0.84%;

for New Concepts Fund, 0.85% of net assets up to $1 billion; 0.83% of net assets over $1 billion and up to $2 billion; 0.80% of net assets over $2 billion and up to $3 billion; and 0.76% of net assets over $3 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2000 were 0.82%;

for Science and Technology Fund, 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended December 31, 2000 were 0.81%;

for Small Cap Fund, 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal period ended June 30, 2000 were 0.62%;

for Vanguard Fund, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended September 30, 2000 were 0.66%.

WRIMCO has voluntarily agreed to waive its management fee for any day that a Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

[GRAPHIC]

FINANCIAL HIGHLIGHTS


The following information is to help you understand the financial performance of each Fund's Class A, Class B, Class C and Class Y shares for the fiscal periods shown. Certain information reflects financial results for a single Fund share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions.

[GRAPHIC]

ACCUMULATIVE FUND

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal year ended December 31, 2000, is included in the Fund's SAI, which is available upon request.

For a Class A share outstanding throughout each period:

                               FOR THE FISCAL YEAR ENDED DECEMBER 31,
                             ------------------------------------------------
                             2000      1999     1998      1997     1996
-----------------------------------------------------------------------------
  CLASS A PER-SHARE DATA
-----------------------------------------------------------------------------
  Net asset value,
  beginning of period          $9.14     $8.28     $7.77    $7.75    $7.78
-----------------------------------------------------------------------------
  Income from investment
  operations:
   Net investment income        0.07      0.03      0.10     0.10     0.11
   Net realized and
   unrealized gain
   on investments               1.70      2.01      1.60     2.14     0.82
-----------------------------------------------------------------------------
  Total from investment
  operations                    1.77      2.04      1.70     2.24     0.93
-----------------------------------------------------------------------------
  Less distributions:
   From net investment
   income                      (0.07)    (0.03)    (0.11)   (0.09)   (0.11)
   From capital gains          (2.34)    (1.15)    (1.08)   (2.13)   (0.85)
-----------------------------------------------------------------------------
  Total distributions          (2.41)    (1.18)    (1.19)   (2.22)   (0.96)
-----------------------------------------------------------------------------
  Net asset value,
  end of period                $8.50     $9.14     $8.28    $7.77    $7.75
-----------------------------------------------------------------------------
  CLASS A RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
  Total return(1)              20.16%    25.72%    22.62%   29.58%   12.18%
  Net assets, end of
  period (in millions)        $2,558    $2,247    $1,864   $1,595   $1,285
  Ratio of expenses to
  average net assets            1.02%     0.98%     0.88%    0.82%    0.83%
  Ratio of net investment
  income to average
  net assets                    0.67%     0.30%     1.12%    1.16%    1.34%
  Portfolio turnover rate     384.37%   372.35%   373.78%  313.99%  240.37%
-----------------------------------------------------------------------------

(1) Total return calculated without taking into account the sales load deducted on an initial purchase.

ACCUMULATIVE FUND

For a Class B share outstanding throughout each period:

                                                       FOR THE       FOR THE
                                                       FISCAL      PERIOD FROM
                                                     YEAR ENDED   10/4/99(1) TO
                                                      12/31/00       12/31/99
--------------------------------------------------------------------------------
CLASS B PER-SHARE DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                   $9.12          $8.43
--------------------------------------------------------------------------------
Income (loss) from investment operations:
 Net investment income (loss)                           0.00          (0.01)
 Net realized and unrealized gain on investments        1.66           1.85
--------------------------------------------------------------------------------
Total from investment operations                        1.66           1.84
--------------------------------------------------------------------------------
Less distributions:
 From net investment income                            (0.00)         (0.00)
 From capital gains                                    (2.34)         (1.15)
--------------------------------------------------------------------------------
Total distributions                                    (2.34)         (1.15)
--------------------------------------------------------------------------------
Net asset value, end of period                         $8.44          $9.12
--------------------------------------------------------------------------------
CLASS B RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Total return                                           18.92%         22.89%
Net assets, end of period (in millions)                 $19             $3
Ratio of expenses to average net assets                 2.02%          2.24%(2)
Ratio of net investment loss to average net assets     -0.23%         -1.40%(2)
Portfolio turnover rate                               384.37%        372.35%(2)
--------------------------------------------------------------------------------

(1)Commencement of operations.
(2)Annualized.

ACCUMULATIVE FUND

For a Class C share outstanding throughout each period:

                                                      FOR THE        FOR THE
                                                       FISCAL      PERIOD FROM
                                                     YEAR ENDED   10/6/99(1) TO
                                                      12/31/00       12/31/99
--------------------------------------------------------------------------------
CLASS C PER-SHARE DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                   $9.12          $8.53
--------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------
 Net investment income (loss)                           0.00          (0.01)
 Net realized and unrealized gain on investments        1.65           1.75
--------------------------------------------------------------------------------
Total from investment operations                        1.65           1.74
--------------------------------------------------------------------------------
Less distributions:
 From net investment income                            (0.00)         (0.00)
 From capital gains                                    (2.34)         (1.15)
--------------------------------------------------------------------------------
Total distributions                                    (2.34)         (1.15)
--------------------------------------------------------------------------------
Net asset value, end of period                         $8.43          $9.12
--------------------------------------------------------------------------------
CLASS C RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Total return                                           18.81%         21.45%
Net assets, end of period (in thousands)              $3,700           $347
Ratio of expenses to average net assets                 2.10%          2.28%(2)
Ratio of net investment loss to average net assets     -0.31%         -1.35%(2)
Portfolio turnover rate                               384.37%        372.35%(2)
--------------------------------------------------------------------------------

(1)Commencement of operations.
(2)Annualized.

ACCUMULATIVE FUND

For a Class Y share outstanding throughout each period:

                                FOR THE FISCAL YEAR ENDED DECEMBER 31,
                              ------------------------------------------
                              2000      1999      1998     1997     1996
--------------------------------------------------------------------------------
CLASS Y PER-SHARE DATA
--------------------------------------------------------------------------------
Net asset value,
beginning of period          $9.14     $8.28     $7.77    $7.75    $7.78
--------------------------------------------------------------------------------
Income from investment
operations:
 Net investment income        0.08      0.04      0.12     0.11     0.12
 Net realized and
 unrealized gain
 on investments               1.70      2.01      1.59     2.14     0.82
--------------------------------------------------------------------------------
Total from investment
operations                    1.78      2.05      1.71     2.25     0.94
--------------------------------------------------------------------------------
Less distributions:
 From net investment
 income                      (0.09)    (0.04)    (0.12)   (0.10)   (0.12)
 From capital gains          (2.34)    (1.15)    (1.08)   (2.13)   (0.85)
--------------------------------------------------------------------------------
Total distributions          (2.43)    (1.19)    (1.20)   (2.23)   (0.97)
--------------------------------------------------------------------------------
Net asset value,
end of period                $8.49     $9.14     $8.28    $7.77    $7.75
--------------------------------------------------------------------------------
CLASS Y RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Total return                 20.39%    25.95%    22.79%   29.67%   12.27%
Net assets, end of
period (in millions)            $6        $5        $4       $4       $3
Ratio of expenses to
average net assets            0.84%     0.80%     0.75%    0.75%    0.74%
Ratio of net investment
income to average
net assets                    0.85%     0.49%     1.21%    1.22%    1.45%
Portfolio turnover rate     384.37%   372.35%   373.78%  313.99%  240.37%
--------------------------------------------------------------------------------

[GRAPHIC]
INTERNATIONAL GROWTH FUND

This information has been audited by Deloitte & Touche LLP, whose independent auditors' reports, along with the Fund's financial statements for the fiscal year ended June 30, 2000 and the six months ended December 31, 2000, are included in the Fund's SAI, which is available upon request.

For a Class A share outstanding throughout each period(1):

                                   FOR THE
                                  SIX MONTHS
                                     ENDED         FOR THE FISCAL YEAR ENDED JUNE 30,
                                                 -------------------------------------------
                                   12/31/00      2000     1999     1998     1997     1996
--------------------------------------------------------------------------------------------
CLASS A PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $12.43     $  9.97   $11.85   $10.61    $8.95    $8.68
--------------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income (loss)        0.02       (0.04)    0.05     0.07     0.07     0.08
 Net realized and
 unrealized gain
 (loss) on investments              (2.11)       3.96    (0.74)    3.01     1.94     0.86
--------------------------------------------------------------------------------------------
Total from investment
operations                          (2.09)       3.92    (0.69)    3.08     2.01     0.94
--------------------------------------------------------------------------------------------
Less distributions:
 From net investment
 income                             (0.01)      (0.02)   (0.04)   (0.06)   (0.09)  (0.07)
 From capital gains                 (1.53)      (1.44)   (1.15)   (1.78)   (0.26)  (0.60)
 In excess of capital gains         (0.83)      (0.00)   (0.00)   (0.00)   (0.00)  (0.00)
--------------------------------------------------------------------------------------------
Total distributions                 (2.37)      (1.46)   (1.19)   (1.84)   (0.35)  (0.67)
--------------------------------------------------------------------------------------------
Net asset value, end of period    $  7.97      $12.43   $ 9.97   $11.85   $10.61    $8.95
--------------------------------------------------------------------------------------------
CLASS A RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Total return(1)                    -16.60%      39.43%   -5.40%   34.49%   23.03%   11.70%
Net assets, end of
period (in millions)               $1,359      $1,713   $1,252   $1,331     $978     $771
Ratio of expenses
to average net assets                1.42%(2)    1.41%    1.30%    1.23%    1.28%    1.25%
Ratio of net investment
income (loss) to average
net assets                           0.36%(2)   -0.32%    0.52%    0.67%    0.78%    0.89%
Portfolio turnover rate             67.23%     112.68%  149.45%  114.34%  109.71%   58.64%
--------------------------------------------------------------------------------------------

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

INTERNATIONAL GROWTH FUND

For a Class B share outstanding throughout each period:

                                                      FOR THE       FOR THE
                                                    SIX MONTHS    PERIOD FROM
                                                       ENDED     10/4/99(1) TO
                                                     12/31/00       6/30/00
------------------------------------------------------------------------------
CLASS B PER-SHARE DATA
------------------------------------------------------------------------------
Net asset value, beginning of period                   $12.34       $10.79
------------------------------------------------------------------------------
Income (loss) from investment operations:
 Net investment loss                                    (0.03)       (0.00)
 Net realized and unrealized gain (loss) on investments (2.11)        2.99
------------------------------------------------------------------------------
Total from investment operations                        (2.14)        2.99
------------------------------------------------------------------------------
Less distributions:
 From net investment income                             (0.00)       (0.00)
 From capital gains                                     (1.53)       (1.44)
 In excess of capital gains                             (0.83)       (0.00)
------------------------------------------------------------------------------
Total distributions                                     (2.36)       (1.44)
------------------------------------------------------------------------------
Net asset value, end of period                         $ 7.84       $12.34
------------------------------------------------------------------------------
CLASS B RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Total return                                           -17.12%       38.20%
Net assets, end of period (in millions)                  $20           $19
Ratio of expenses to average net assets                  2.66%(2)     2.71%(2)
Ratio of net investment loss to average net assets      -0.89%(2)    -0.97%(2)
Portfolio turnover rate                                 67.23%      112.68%(3)
------------------------------------------------------------------------------


(1)Commencement of operations.
(2)Annualized.
(3)For the twelve months ended June 30, 2000.

INTERNATIONAL GROWTH FUND

For a Class C share outstanding throughout each period:

                                                        FOR THE      FOR THE
                                                       SIX MONTHS  PERIOD FROM
                                                         ENDED    10/5/99(1) TO
                                                       12/31/00      6/30/00
--------------------------------------------------------------------------------
  CLASS C PER-SHARE DATA
--------------------------------------------------------------------------------
  Net asset value, beginning of period                   $12.36       $10.78
--------------------------------------------------------------------------------
  Income (loss) from investment operations:
   Net investment income (loss)                           (0.03)        0.01
   Net realized and unrealized gain (loss) on investments (2.10)        3.01
--------------------------------------------------------------------------------
  Total from investment operations                        (2.13)        3.02
--------------------------------------------------------------------------------
  Less distributions:
   From net investment income                             (0.00)       (0.00)
   From capital gains                                     (1.53)       (1.44)
   In excess of capital gains                             (0.83)       (0.00)
--------------------------------------------------------------------------------
  Total distributions                                     (2.36)       (1.44)
--------------------------------------------------------------------------------
  Net asset value, end of period                         $ 7.87       $12.36
--------------------------------------------------------------------------------
  CLASS C RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
  Total return                                           -17.01%       38.43%
  Net assets, end of period (in millions)                   $3            $3
  Ratio of expenses to average net assets                  2.47%(2)     2.50%(2)
  Ratio of net investment loss to average net assets      -0.71%(2)    -0.73%(2)
  Portfolio turnover rate                                 67.23%      112.68%(3)
--------------------------------------------------------------------------------


(1)Commencement of operations.
(2)Annualized.
(3)For the twelve months ended June 30, 2000.

INTERNATIONAL GROWTH FUND

For a Class Y share outstanding throughout each period:

                                                FOR THE                                                       FOR THE
                                                  SIX                                                       PERIOD FROM
                                                MONTHS               FOR THE FISCAL YEAR ENDED JUNE 30,      9/27/95(1)
                                                 ENDED      -----------------------------------------------   THROUGH
                                               12/31/00          2000        1999        1998        1997     6/30/96
-------------------------------------------------------------------------------------------------------------------------
  CLASS Y PER-SHARE DATA
-------------------------------------------------------------------------------------------------------------------------
  Net asset value,
  beginning of period                            $12.46         $ 9.97      $11.85      $10.62      $ 8.95      $9.21
-------------------------------------------------------------------------------------------------------------------------
  Income (loss) from
  investment operations:

   Net investment
   income (loss)                                   0.04          (0.01)       0.09        0.10        0.09       0.12

   Net realized and
   unrealized gain (loss)
   on investments                                 (2.12)          3.98       (0.74)       3.00        1.95       0.30
-------------------------------------------------------------------------------------------------------------------------
  Total from investment
  operations                                      (2.08)          3.97       (0.65)       3.10        2.04       0.42
-------------------------------------------------------------------------------------------------------------------------
  Less distributions:

   From net investment
   income                                         (0.05)         (0.04)      (0.08)      (0.09)      (0.11)     (0.08)

   From capital gains                             (1.53)         (1.44)      (1.15)      (1.78)      (0.26)     (0.60)

   In excess of
   capital gains                                  (0.83)         (0.00)      (0.00)      (0.00)      (0.00)     (0.00)
-------------------------------------------------------------------------------------------------------------------------
  Total distributions                             (2.41)         (1.48)      (1.23)      (1.87)      (0.37)     (0.68)
-------------------------------------------------------------------------------------------------------------------------
  Net asset value,
  end of period                                  $ 7.97         $12.46      $ 9.97      $11.85      $10.62      $8.95
-------------------------------------------------------------------------------------------------------------------------
  CLASS Y RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
  Total return                                   -16.50%         39.97%      -5.06%      34.71%      23.45  %    5.44%

  Net assets, end of
  period (in millions)                              $17            $20          $9          $9          $7         $5

  Ratio of expenses
  to average net assets                            1.11%(2)       1.12%       0.99%       0.97%       1.04%      0.98%(2)

  Ratio of net investment
  income to average
  net assets                                       0.67%(2)       0.03%       0.85%       0.93%       1.02%      2.60%(2)

  Portfolio turnover rate                         67.23%        112.68%     149.45%     114.34%     109.71%     58.64%(2)
=========================================================================================================================


(1) COMMENCEMENT OF OPERATIONS.

(2) ANNUALIZED.

[GRAPHIC]

NEW CONCEPTS FUND

This information has been audited by Deloitte & Touche LLP, whose independent auditors' reports, along with the Fund's financial statements for the fiscal year ended March 31, 2000 and for the six months ended September 30, 2000, are included in the Fund's SAI, which is available upon request.

For a Class A share outstanding throughout each period(1):

                                       FOR THE
                                      SIX MONTHS
                                        ENDED             FOR THE FISCAL YEAR ENDED MARCH 31,
                                                  ----------------------------------------------------
                                       9/30/00     2000        1999       1998       1997      1996
------------------------------------------------------------------------------------------------------
  CLASS A PER-SHARE DATA
------------------------------------------------------------------------------------------------------
  Net asset value,
  beginning of period                   $15.07      $9.52      $9.24      $6.80      $7.73      $6.13
------------------------------------------------------------------------------------------------------
  Income (loss) from
  investment operations:
    Net investment
    income (loss)                        (0.05)     (0.09)     (0.00)      0.01       0.03       0.02
    Net realized and
    unrealized gain
    (loss) on investments                (1.43)      6.96       1.54       3.29      (0.64)      1.81
------------------------------------------------------------------------------------------------------
  Total from investment
  operations                             (1.48)      6.87       1.54       3.30      (0.61)      1.83
------------------------------------------------------------------------------------------------------
  Less distributions:
    From net investment
    income                               (0.00)     (0.00)     (0.01)     (0.01)     (0.03)     (0.02)
    From capital gains                   (0.00)     (1.32)     (1.25)     (0.85)     (0.29)     (0.21)
------------------------------------------------------------------------------------------------------
  Total distributions                    (0.00)     (1.32)     (1.26)     (0.86)     (0.32)     (0.23)
------------------------------------------------------------------------------------------------------
  Net asset value,
  end of period                         $13.59     $15.07      $9.52      $9.24      $6.80      $7.73

------------------------------------------------------------------------------------------------------
  CLASS A RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
  Total return(2)                        -9.82%     74.61%     17.83%     51.44%     -8.38%     30.18%

  Net assets, end
  of period (in millions)               $1,819     $1,984       $972       $779       $501       $492

  Ratio of expenses to
  average net assets                      1.35%(3)   1.32%      1.29%      1.25%      1.27%      1.19%

  Ratio of net investment
  income (loss) to average
  net assets                             -0.73%(3)  -0.66%     -0.04%      0.06%      0.39%      0.29%

  Portfolio turnover rate                42.62%    127.31%     48.95%     38.51%     38.82%     27.75%
======================================================================================================

(1) PER-SHARE AMOUNTS HAVE BEEN ADJUSTED RETROACTIVELY TO REFLECT THE 100% STOCK DIVIDEND EFFECTED JUNE 26, 1998.

(2) TOTAL RETURN CALCULATED WITHOUT TAKING INTO ACCOUNT THE SALES LOAD DEDUCTED ON AN INITIAL PURCHASE.

(3)  ANNUALIZED.

NEW CONCEPTS FUND

For a Class B share outstanding throughout each period:

                                                                                            FOR THE
                                                                            FOR THE       PERIOD FROM
                                                                          SIX MONTHS       10/4/99(1)
                                                                             ENDED          THROUGH
                                                                            9/30/00         3/31/00
-------------------------------------------------------------------------------------------------------
  CLASS B PER-SHARE DATA
-------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                                       $14.98          $10.69
-------------------------------------------------------------------------------------------------------
  Income (loss) from investment operations:

    Net investment income (loss)                                              (0.11)           0.01

    Net realized and unrealized gain (loss) on investments                    (1.44)           5.60
-------------------------------------------------------------------------------------------------------
  Total from investment operations                                            (1.55)           5.61
-------------------------------------------------------------------------------------------------------
  Less distributions:

    From net investment income                                                (0.00)          (0.00)

    From capital gains                                                        (0.00)          (1.32)
-------------------------------------------------------------------------------------------------------
  Total distributions                                                         (0.00)          (1.32)
-------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                             $13.43          $14.98
-------------------------------------------------------------------------------------------------------
  CLASS B RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
  Total return                                                               -10.35%          54.60%

  Net assets, end of period (in millions)                                       $44             $28

  Ratio of expenses to average net assets                                      2.51%(2)        2.40%(2)

  Ratio of net investment loss to average net assets                          -1.89%(2)       -1.73%(2)

  Portfolio turnover rate                                                     42.62%         127.31%(2)
=======================================================================================================

(1)  COMMENCEMENT OF OPERATIONS.

(2)  ANNUALIZED.

NEW CONCEPTS FUND

For a Class C share outstanding throughout each period:

                                                                                          FOR THE
                                                                          FOR THE       PERIOD FROM
                                                                        SIX MONTHS       10/4/99(1)
                                                                           ENDED          THROUGH
                                                                          9/30/00         3/31/00
-------------------------------------------------------------------------------------------------------
  CLASS C PER-SHARE DATA
-------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                                       $14.99          $10.69
-------------------------------------------------------------------------------------------------------
  Income (loss) from investment operations:

    Net investment income (loss)                                              (0.11)           0.02

    Net realized and unrealized gain (loss) on investments                    (1.44)           5.60
-------------------------------------------------------------------------------------------------------
  Total from investment operations                                            (1.55)           5.62
-------------------------------------------------------------------------------------------------------
  Less distributions:

    From net investment income                                                (0.00)          (0.00)

    From capital gains                                                        (0.00)          (1.32)
-------------------------------------------------------------------------------------------------------
  Total distributions                                                         (0.00)          (1.32)
-------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                             $13.44          $14.99
-------------------------------------------------------------------------------------------------------
  CLASS C RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
  Total return                                                               -10.34%          54.71%

  Net assets, end of period (in millions)                                        $8              $5

  Ratio of expenses to average net assets                                      2.44%(2)        2.30%(2)

  Ratio of net investment loss to average net assets                          -1.82%(2)       -1.62%(2)

  Portfolio turnover rate                                                     42.62%         127.31%(2)
=======================================================================================================

(1)  COMMENCEMENT OF OPERATIONS.

(2)  ANNUALIZED.

NEW CONCEPTS FUND

For a Class Y share outstanding throughout each period(1):

                                                                                              FOR THE
                                                                                               PERIOD
                                      FOR THE                                                   FROM
                                    SIX MONTHS                 FOR THE                        9/6/95(2)
                                       ENDED            FISCAL YEAR ENDED MARCH 31,            THROUGH
                                                -------------------------------------------
                                      9/30/00       2000       1999       1998       1997      3/31/96
---------------------------------------------------------------------------------------------------------
  CLASS Y PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
  Net asset value,
  beginning of period                   $15.14     $ 9.53      $9.25      $6.80      $7.74      $7.57
---------------------------------------------------------------------------------------------------------
  Income (loss) from investment
  operations:

    Net investment income (loss)         (0.03)     (0.05)      0.03       0.03       0.05       0.02

    Net realized and
    unrealized gain
    (loss) on investments                (1.44)      6.98       1.54       3.30      (0.65)      0.38
---------------------------------------------------------------------------------------------------------
  Total from investment
  operations                             (1.47)      6.93       1.57       3.33      (0.60)      0.40
---------------------------------------------------------------------------------------------------------
  Less distributions:

    From net investment
    income                               (0.00)     (0.00)     (0.04)     (0.03)     (0.05)     (0.02)

    From capital gains                   (0.00)     (1.32)     (1.25)     (0.85)     (0.29)     (0.21)
---------------------------------------------------------------------------------------------------------
  Total distributions                    (0.00)     (1.32)     (1.29)     (0.88)     (0.34)     (0.23)
---------------------------------------------------------------------------------------------------------
  Net asset value,
  end of period                         $13.67     $15.14      $9.53      $9.25      $6.80      $7.74

---------------------------------------------------------------------------------------------------------
  CLASS Y RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
  Total return                           -9.71%     75.17%     18.29%     51.83%     -8.12%      5.44%

  Net assets, end of
  period (in millions)                     $18        $22        $12        $11         $8         $7

  Ratio of expenses
  to average net
  assets                                  1.03%(3)   1.02%      0.95%      0.96%      0.97%      0.96%(3)

  Ratio of net
  investment income (loss)
  to average net assets                  -0.42%(3)  -0.36%      0.29%      0.35%      0.69%      0.54%(3)

  Portfolio turnover rate                42.62%    127.31%     48.95%     38.51%     38.82%     27.75%(3)
=========================================================================================================


(1) PER-SHARE AMOUNTS HAVE BEEN ADJUSTED RETROACTIVELY TO REFLECT THE 100% STOCK DIVIDEND EFFECTED JUNE 26, 1998.

(2)  COMMENCEMENT OF OPERATIONS.

(3)  ANNUALIZED.

[GRAPHIC]

SCIENCE AND TECHNOLOGY FUND

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal year ended December 31, 2000, is included in the Fund's SAI, which is available upon request.

For a Class A share outstanding throughout each period(1):

                                                 FOR THE FISCAL YEAR ENDED DECEMBER 31,
                                       -----------------------------------------------------
                                        2000         1999      1998      1997        1996
--------------------------------------------------------------------------------------------
  CLASS A PER-SHARE DATA
--------------------------------------------------------------------------------------------
  Net asset value,
  beginning of period                   $18.43     $ 9.91      $6.71      $7.78      $7.63
--------------------------------------------------------------------------------------------
  Income (loss) from investment
  operations:

    Net investment income (loss)          0.01      (0.09)     (0.03)     (0.01)     (0.02)

    Net realized and
    unrealized gain (loss)
    on investments                       (2.37)     10.12       3.93       0.46       0.66
--------------------------------------------------------------------------------------------
  Total from investment
  operations                             (2.36)     10.03       3.90       0.45       0.64
--------------------------------------------------------------------------------------------
  Less distributions from
  capital gains                          (5.17)     (1.51)     (0.70)     (1.52)     (0.49)
--------------------------------------------------------------------------------------------
  Net asset value,
  end of period                         $10.90     $18.43      $9.91      $6.71      $7.78
--------------------------------------------------------------------------------------------
  CLASS A RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
  Total return(2)                       -13.97%    102.93%     59.31%      7.22%      8.35%

  Net assets, end of
  period (in millions)                  $3,224     $3,744     $1,668     $1,063       $981

  Ratio of expenses to
  average net assets                      1.21%      1.16%      1.05%      1.02%      0.98%

  Ratio of net investment income
  (loss) to average
  net assets                              0.04%     -0.79%     -0.37%     -0.18%     -0.33%

  Portfolio turnover rate                80.14%     40.35%     55.70%     87.68%     33.90%
============================================================================================


(1) PER-SHARE AMOUNTS HAVE BEEN ADJUSTED RETROACTIVELY TO REFLECT THE 200% STOCK DIVIDEND EFFECTED JUNE 26, 1998.

(2) TOTAL RETURN CALCULATED WITHOUT TAKING INTO ACCOUNT THE SALES LOAD DEDUCTED ON AN INITIAL PURCHASE.

SCIENCE AND TECHNOLOGY FUND

For a Class B share outstanding throughout each period:

                                                                               FOR THE
                                                                 FOR THE     PERIOD FROM
                                                                FISCAL YEAR    10/4/99(1)
                                                                  ENDED        THROUGH
                                                                12/31/00      12/31/99
----------------------------------------------------------------------------------------
  CLASS B PER-SHARE DATA
----------------------------------------------------------------------------------------
  Net asset value, beginning of period                            $18.37        $12.64
----------------------------------------------------------------------------------------
  Income (loss) from investment operations:
    Net investment loss                                            (0.13)        (0.04)
    Net realized and unrealized gain (loss) on investments         (2.41)         7.28
----------------------------------------------------------------------------------------
  Total from investment operations                                 (2.54)         7.24
----------------------------------------------------------------------------------------
  Less distributions from capital gains                            (5.17)        (1.51)
----------------------------------------------------------------------------------------
  Net asset value, end of period                                  $10.66        $18.37
----------------------------------------------------------------------------------------
  CLASS B RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
  Total return                                                    -15.01%        58.62%
  Net assets, end of period (in millions)                            $57           $17
  Ratio of expenses to average net assets                           2.45%         2.64%(2)
  Ratio of net investment loss to average net assets               -1.00%        -2.35%(2)
  Portfolio turnover rate                                          80.14%        40.35%(2)
----------------------------------------------------------------------------------------

(1) COMMENCEMENT OF OPERATIONS.

(2) ANNUALIZED.

SCIENCE AND TECHNOLOGY FUND

For a Class C share outstanding throughout each period:


                                                                               FOR THE
                                                                 FOR THE     PERIOD FROM
                                                               FISCAL YEAR    10/4/99(1)
                                                                  ENDED        THROUGH
                                                                12/31/00      12/31/99
----------------------------------------------------------------------------------------
  CLASS C PER-SHARE DATA
----------------------------------------------------------------------------------------
  Net asset value, beginning of period                            $18.38        $12.64
----------------------------------------------------------------------------------------
  Income (loss) from investment operations:
    Net investment loss                                            (0.13)        (0.04)
    Net realized and unrealized gain (loss) on investments         (2.41)         7.29
----------------------------------------------------------------------------------------
  Total from investment operations                                 (2.54)         7.25
----------------------------------------------------------------------------------------
  Less distributions from capital gains                            (5.17)        (1.51)
----------------------------------------------------------------------------------------
  Net asset value, end of period                                  $10.67        $18.38
----------------------------------------------------------------------------------------
  CLASS C RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
  Total return                                                    -15.01%        58.70%
  Net assets, end of period (in millions)                             $9            $3
  Ratio of expenses to average net assets                           2.42%         2.42%(2)
  Ratio of net investment loss to average net assets               -1.00%        -2.19%(2)
  Portfolio turnover rate                                          80.14%        40.35%(2)
----------------------------------------------------------------------------------------

(1) COMMENCEMENT OF OPERATIONS.

(2) ANNUALIZED.

SCIENCE AND TECHNOLOGY FUND

For a Class Y share outstanding throughout each period(1):

                                           FOR THE FISCAL YEAR                  FOR THE
                                            ENDED DECEMBER 31,               PERIOD FROM
                                  --------------------------------------     2/27/96(2) TO
                                  2000       1999        1998       1997       12/31/96
-----------------------------------------------------------------------------------------
  CLASS Y PER-SHARE DATA
-----------------------------------------------------------------------------------------
  Net asset value,
  beginning of period            $18.65     $ 9.98      $6.74      $7.79         $8.02
-----------------------------------------------------------------------------------------
  Income (loss) from
  investment operations:
    Net investment
    income (loss)                  0.02      (0.04)     (0.01)     (0.00)        (0.01)
    Net realized and
    unrealized gain (loss)
    on investments                (2.38)     10.22       3.95       0.47          0.27
-----------------------------------------------------------------------------------------
  Total from investment
  operations                      (2.36)     10.18       3.94       0.47          0.26
-----------------------------------------------------------------------------------------
  Less distributions from
  capital gains                   (5.17)     (1.51)     (0.70)     (1.52)        (0.49)
-----------------------------------------------------------------------------------------
  Net asset value,
  end of period                  $11.12     $18.65      $9.98      $6.74         $7.79
-----------------------------------------------------------------------------------------
  CLASS Y RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
  Total return                   -13.80%    103.72%     59.71%      7.43%         3.25%
  Net assets, end of
  period (in millions)              $27        $31         $6         $4            $3
  Ratio of expenses to
  average net assets               0.98%      0.95%      0.79%      0.85%         0.80%(3)
  Ratio of net investment
  income (loss) to average
  net assets                       0.26%     -0.59%     -0.12%     -0.01%        -0.12%(3)
  Portfolio turnover rate         80.14%     40.35%     55.70%     87.68%        33.90%(3)
-----------------------------------------------------------------------------------------

(1) PER-SHARE AMOUNTS HAVE BEEN ADJUSTED RETROACTIVELY TO REFLECT THE 200% STOCK DIVIDEND EFFECTED JUNE 26, 1998.

(2)  COMMENCEMENT OF OPERATIONS.

(3)  ANNUALIZED.

[GRAPHIC]

SMALL CAP FUND

This information has been audited by Deloitte & Touche LLP, whose independent auditors' reports, along with the Fund's financial statements for the period ended June 30, 2000 and the six months ended December 31, 2000, are included in the Fund's SAI, which is available upon request.

For a Class A share outstanding throughout each period:

                                                                             FOR THE
                                                               FOR THE     PERIOD FROM
                                                             SIX MONTHS     10/4/99(1)
                                                                ENDED        THROUGH
                                                              12/31/00       6/30/00
-----------------------------------------------------------------------------------------
  CLASS A PER-SHARE DATA
-----------------------------------------------------------------------------------------
  Net asset value, beginning of period                            $14.68        $10.00
-----------------------------------------------------------------------------------------
  Income (loss) from investment operations:
    Net investment income                                           0.04          0.09
    Net realized and unrealized gain (loss) on investments         (2.05)         4.62
-----------------------------------------------------------------------------------------
  Total from investment operations                                 (2.01)         4.71
-----------------------------------------------------------------------------------------
  Less distributions:
    From net investment income                                     (0.08)        (0.03)
    From capital gains                                             (0.67)        (0.00)(2)
-----------------------------------------------------------------------------------------
  Total distributions                                              (0.75)        (0.03)
-----------------------------------------------------------------------------------------
  Net asset value, end of period                                  $11.92        $14.68
-----------------------------------------------------------------------------------------
  CLASS A RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
  Total return(3)                                                 -13.67%        47.19%
  Net assets, end of period (in millions)                           $307          $287
  Ratio of expenses to average net assets                           1.60%(4)      1.61%(4)
  Ratio of net investment income to average net assets              0.84%(4)      1.22%(4)
  Portfolio turnover rate                                          14.79%        36.81%
-----------------------------------------------------------------------------------------

(1)  COMMENCEMENT OF OPERATIONS.

(2) A CAPITAL GAIN DISTRIBUTION OF $0.0033 WAS PAID TO SHAREHOLDERS DURING THIS PERIOD.

(3) TOTAL RETURN CALCULATED WITHOUT TAKING INTO ACCOUNT THE SALES LOAD DEDUCTED ON AN INITIAL PURCHASE.

(4)  ANNUALIZED

SMALL CAP FUND

For a Class B share outstanding throughout each period:


                                                                             FOR THE
                                                               FOR THE     PERIOD FROM
                                                             SIX MONTHS     10/4/99(1)
                                                                ENDED        THROUGH
                                                              12/31/00       6/30/00
-----------------------------------------------------------------------------------------
  CLASS B PER-SHARE DATA
-----------------------------------------------------------------------------------------
  Net asset value, beginning of period                            $14.58        $10.00
-----------------------------------------------------------------------------------------
  Income (loss) from investment operations:
    Net investment income (loss)                                   (0.01)         0.02
    Net realized and unrealized gain (loss) on investments         (2.05)         4.58
-----------------------------------------------------------------------------------------
  Total from investment operations                                 (2.06)         4.60
-----------------------------------------------------------------------------------------
  Less distributions:
    From net investment income                                     (0.00)        (0.02)
    From capital gains                                             (0.67)        (0.00)(2)
-----------------------------------------------------------------------------------------
  Total distributions                                              (0.67)        (0.02)
-----------------------------------------------------------------------------------------
  Net asset value, end of period                                  $11.85        $14.58
-----------------------------------------------------------------------------------------
  CLASS B RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
  Total return                                                    -14.06%        46.07%
  Net assets, end of period (in millions)                            $38           $32
  Ratio of expenses to average net assets                           2.64%(3)      2.72%(3)
  Ratio of net investment income (loss) to average net assets      -0.19%(3)      0.08%(3)
  Portfolio turnover rate                                          14.79%        36.81%
-----------------------------------------------------------------------------------------

(1)  COMMENCEMENT OF OPERATIONS.

(2) A CAPITAL GAIN DISTRIBUTION OF $0.0033 WAS PAID TO SHAREHOLDERS DURING THIS PERIOD.

(3) ANNUALIZED.

SMALL CAP FUND

For a Class C share outstanding throughout each period:

                                                                               FOR THE
                                                                 FOR THE     PERIOD FROM
                                                               SIX MONTHS     10/4/99(1)
                                                                  ENDED        THROUGH
                                                                12/31/00       6/30/00
-----------------------------------------------------------------------------------------
  CLASS C PER-SHARE DATA
-----------------------------------------------------------------------------------------
  Net asset value, beginning of period                            $14.60        $10.00
-----------------------------------------------------------------------------------------
  Income (loss) from investment operations:
    Net investment income (loss)                                   (0.01)         0.03
    Net realized and unrealized gain (loss) on investments         (2.04)         4.59
-----------------------------------------------------------------------------------------
  Total from investment operations                                 (2.05)         4.62
-----------------------------------------------------------------------------------------
  Less distributions:
    From net investment income                                     (0.00)        (0.02)
    From capital gains                                             (0.67)        (0.00)(2)
-----------------------------------------------------------------------------------------
  Total distributions                                              (0.67)        (0.02)
-----------------------------------------------------------------------------------------
  Net asset value, end of period                                  $11.88        $14.60
-----------------------------------------------------------------------------------------
  CLASS C RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
  Total return                                                    -14.05%        46.27%
  Net assets, end of period (in millions)                            $12           $10
  Ratio of expenses to average net assets                           2.51%(3)      2.51%(3)
  Ratio of net investment income (loss) to average net assets      -0.07%(3)      0.29%(3)
  Portfolio turnover rate                                          14.79%        36.81%
-----------------------------------------------------------------------------------------

(1)  COMMENCEMENT OF OPERATIONS.

(2) A CAPITAL GAIN DISTRIBUTION OF $0.0033 WAS PAID TO SHAREHOLDERS DURING THIS PERIOD.

(3)  ANNUALIZED.

SMALL CAP FUND

For a Class Y share outstanding throughout each period:

                                                                              FOR THE
                                                                FOR THE     PERIOD FROM
                                                              SIX MONTHS     10/4/99(1)
                                                                 ENDED        THROUGH
                                                               12/31/00       6/30/00
-----------------------------------------------------------------------------------------
  CLASS Y PER-SHARE DATA
-----------------------------------------------------------------------------------------
  Net asset value, beginning of period                            $14.71        $10.00
-----------------------------------------------------------------------------------------
  Income (loss) from investment operations:
    Net investment income (loss)                                   (0.01)         0.14
    Net realized and unrealized gain (loss) on investments         (1.97)         4.62
-----------------------------------------------------------------------------------------
  Total from investment operations                                 (1.98)         4.76
-----------------------------------------------------------------------------------------
  Less distributions:
    From net investment income                                     (0.14)        (0.05)
    From capital gains                                             (0.67)        (0.00)(2)
-----------------------------------------------------------------------------------------
  Total distributions                                              (0.81)        (0.05)
-----------------------------------------------------------------------------------------
  Net asset value, end of period                                  $11.92        $14.71
-----------------------------------------------------------------------------------------
  CLASS Y RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
  Total return                                                    -13.46%        47.75%
  Net assets, end of period (in millions)                            $47           $14
  Ratio of expenses to average net assets                           1.17%(3)      1.15%(3)
  Ratio of net investment income to average net assets              1.27%(3)      1.68%(3)
  Portfolio turnover rate                                          14.79%        36.81%
-----------------------------------------------------------------------------------------

(1)  COMMENCEMENT OF OPERATIONS.

(2) A CAPITAL GAIN DISTRIBUTION OF $0.0033 WAS PAID TO SHAREHOLDERS DURING THIS PERIOD.

(3)  ANNUALIZED.

[GRAPHIC]

VANGUARD FUND

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal year ended September 30, 2000, is included in the Fund's SAI, which is available upon request.

For a Class A share outstanding throughout each period:

                                           FOR THE FISCAL YEAR ENDED SEPTEMBER 30,
                                    -----------------------------------------------------
                                    2000         1999        1998       1997      1996
-----------------------------------------------------------------------------------------
  CLASS A PER-SHARE DATA
-----------------------------------------------------------------------------------------
  Net asset value,
  beginning of period               $10.11     $ 7.50       $9.11      $8.77      $8.97
-----------------------------------------------------------------------------------------
  Income from investment
  operations:
    Net investment income (loss)     (0.07)     (0.02)       0.01       0.07       0.03
    Net realized and
    unrealized gain
    on investments                    5.00       2.75        0.19       1.69       0.26
-----------------------------------------------------------------------------------------
  Total from investment
    operations                        4.93       2.73        0.20       1.76       0.29
-----------------------------------------------------------------------------------------
  Less distributions:
    From net investment
    income                           (0.00)     (0.01)      (0.04)     (0.06)     (0.04)
    From capital gains               (0.87)     (0.11)      (1.77)     (1.36)     (0.45)
-----------------------------------------------------------------------------------------
  Total distributions                (0.87)     (0.12)      (1.81)     (1.42)     (0.49)
-----------------------------------------------------------------------------------------
  Net asset value,
    end of period                   $14.17     $10.11       $7.50      $9.11      $8.77
-----------------------------------------------------------------------------------------
  CLASS A RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
  Total return(1)                    50.91%     36.74%       3.76%     23.60%      3.59%
  Net assets, end of
  period (in millions)              $2,979     $1,924      $1,426     $1,478     $1,291
  Ratio of expenses
    to average net assets             1.04%      1.13%       1.10%      1.09%      1.09%
  Ratio of net investment
    income (loss) to average
    net assets                       -0.48%     -0.22%       0.13%      0.86%      0.36%
  Portfolio turnover rate            63.78%     83.67%      90.51%    139.14%     57.10%
-----------------------------------------------------------------------------------------

(1) TOTAL RETURN CALCULATED WITHOUT TAKING INTO ACCOUNT THE SALES LOAD DEDUCTED ON AN INITIAL PURCHASE.

VANGUARD FUND

For a Class B share outstanding throughout the period:

                                                                                            FOR THE
                                                                                          PERIOD FROM
                                                                                         10/4/99(1) TO
                                                                                            9/30/00
------------------------------------------------------------------------------------------------------
  CLASS B PER-SHARE DATA
------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                                                       $10.43
------------------------------------------------------------------------------------------------------
  Income from investment operations:

    Net investment loss                                                                       (0.03)

    Net realized and unrealized gain on investments                                            4.48
------------------------------------------------------------------------------------------------------
  Total from investment operations                                                             4.45
------------------------------------------------------------------------------------------------------
  Less distributions:

    From net investment income                                                                (0.00)

    From capital gains                                                                        (0.87)
------------------------------------------------------------------------------------------------------
  Total distributions                                                                         (0.87)
------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                                             $14.01
------------------------------------------------------------------------------------------------------
  CLASS B RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
  Total return                                                                                44.64%

  Net assets, end of period (in millions)                                                       $42

  Ratio of expenses to average net assets                                                      2.14%(2)

  Ratio of net investment loss to average net assets                                          -1.49%(2)

  Portfolio turnover rate                                                                     63.78%(3)
======================================================================================================

(1)  COMMENCEMENT OF OPERATIONS.

(2)  ANNUALIZED.

(3)  FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000.

VANGUARD FUND

For a Class C share outstanding throughout the period:

                                                                                          FOR THE
                                                                                        PERIOD FROM
                                                                                       10/4/99(1) TO
                                                                                          9/30/00
-------------------------------------------------------------------------------------------------------
  CLASS C PER-SHARE DATA
-------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                                                       $10.43
-------------------------------------------------------------------------------------------------------
  Income from investment operations:

    Net investment loss                                                                       (0.03)

    Net realized and unrealized gain on investments                                            4.48
-------------------------------------------------------------------------------------------------------
  Total from investment operations                                                             4.45
-------------------------------------------------------------------------------------------------------
  Less distributions:

    From net investment income                                                                (0.00)

    From capital gains                                                                        (0.87)
-------------------------------------------------------------------------------------------------------
  Total distributions                                                                         (0.87)
-------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                                             $14.01
-------------------------------------------------------------------------------------------------------
  CLASS C RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------

  Total return                                                                                44.64%

  Net assets, end of period (in millions)                                                     $8

  Ratio of expenses to average net assets                                                      2.14%(2)

  Ratio of net investment loss to average net assets                                          -1.49%(2)

  Portfolio turnover rate                                                                     63.78%(3)
=======================================================================================================

(1) COMMENCEMENT OF OPERATIONS.

(2) ANNUALIZED.

(3) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000.

VANGUARD FUND

For a Class Y share outstanding throughout each period:

                                                 FOR THE FISCAL YEAR ENDED SEPTEMBER 30,
                                         ------------------------------------------------------------
                                          2000         1999          1998         1997        1996
-----------------------------------------------------------------------------------------------------
  CLASS Y PER-SHARE DATA
-----------------------------------------------------------------------------------------------------
  Net asset value,
  beginning of period                     $10.13        $ 7.52        $9.12        $8.78       $8.97
-----------------------------------------------------------------------------------------------------
  Income from investment
  operations:

    Net investment
    income (loss)                          (0.05)        (0.00)        0.03         0.09        0.07

    Net realized and
    unrealized gain
    on investments                          5.02          2.75         0.19         1.69        0.24
-----------------------------------------------------------------------------------------------------
  Total from investment
  operations                                4.97          2.75         0.22         1.78        0.31
-----------------------------------------------------------------------------------------------------
  Less distributions:

    From net investment
    income                                 (0.00)        (0.03)       (0.05)       (0.08)      (0.05)

    From capital gains                     (0.87)        (0.11)       (1.77)       (1.36)      (0.45)
-----------------------------------------------------------------------------------------------------
  Total distributions                      (0.87)        (0.14)       (1.82)       (1.44)      (0.50)
-----------------------------------------------------------------------------------------------------
  Net asset value,
  end of period                           $14.23        $10.13        $7.52        $9.12       $8.78
-----------------------------------------------------------------------------------------------------
  CLASS Y RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------

  Total return                             51.21%        36.94%        4.02%       23.87%       3.80%

  Net assets, end of
  period (in millions)                       $20           $12           $5           $5          $4

  Ratio of expenses to average
  net assets                                0.82%         0.90%        0.91%        0.90%       0.91%

  Ratio of net investment
  income (loss) to average
  net assets                               -0.26%        -0.02%        0.33%        1.05%       0.69%

  Portfolio turnover rate                  63.78%        83.67%       90.51%      139.14%      57.10%
=====================================================================================================

[GRAPHIC]
WADDELL & REED ADVISORS FUNDS

CUSTODIAN

UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64141

LEGAL COUNSEL

Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, D. C.  20036

INDEPENDENT AUDITORS

Deloitte & Touche LLP
1010 Grand Boulevard
Kansas City, Missouri
64106-2232

INVESTMENT MANAGER

Waddell & Reed Investment
Management Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

UNDERWRITER
Waddell & Reed, Inc.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

SHAREHOLDER SERVICING AGENT

Waddell & Reed
Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

ACCOUNTING SERVICES AGENT

Waddell & Reed
Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

[GRAPHIC]
WADDELL & REED ADVISORS FUNDS

You can get more information about each Fund in its--

- STATEMENT OF ADDITIONAL INFORMATION (SAI), which contains detailed information about the Fund, particularly the investment policies and practices. You may not be aware of important information about the Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

- ANNUAL AND SEMIANNUAL REPORTS TO SHAREHOLDERS, which detail the Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the year covered by the report.

To request a copy of a Fund's current SAI or copies of its most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com.

Information about each Fund (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room in Washington, D.C. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202-942-8090.

The Funds' SEC file numbers are as follows:
     Waddell & Reed Advisors Funds, Inc. Accumulative Fund: 811-2552
     Waddell & Reed Advisors International Growth Fund, Inc.: 811-2004
     Waddell & Reed Advisors New Concepts Fund, Inc.: 811-3695
     Waddell & Reed Advisors Funds, Inc. Science and Technology Fund: 811-2552 Waddell & Reed Advisors Small Cap Fund, Inc.: 811-09435
     Waddell & Reed Advisors Vanguard Fund, Inc.: 811-1806

[GRAPHIC]          Waddell & Reed, Inc.
                   6300 Lamar Avenue, P. O. Box 29217
                   Shawnee Mission, Kansas 66201-9217
                   913-236-2000
                   888-WADDELL

THE INVESTMENT PRINCIPLES OF THE FUNDS

INVESTMENT GOALS, PRINCIPAL STRATEGIES AND OTHER INVESTMENTS

WADDELL & REED ADVISORS CORE INVESTMENT FUND

The Fund's goal is to seek capital growth and income, with a primary emphasis on income. The Fund seeks to achieve its goals by investing, during normal market conditions, primarily in a diversified portfolio of securities, typically the stocks of large, high-quality U.S. and foreign companies that are well known and have been consistently profitable. There is no guarantee that the Fund will achieve its goals.

When WRIMCO views stocks with high yields as less attractive than other common stocks, the Fund may hold lower-yielding common stocks because of their prospects for appreciation. When WRIMCO believes that the return on debt securities and preferred stocks is more attractive than the return on common stocks, or that a temporary defensive position is desirable, the Fund may seek to achieve its goals by investing up to all of its assets in debt securities (typically, investment grade) and preferred stocks. However, by taking a temporary defensive position, the Fund may not achieve its investment objectives.

ALL FUNDS

Each Fund may also invest in and use other types of instruments in seeking to achieve its goal(s). For example, each Fund is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in its Statement of Additional Information (SAI).

RISK CONSIDERATIONS OF PRINCIPAL STRATEGIES AND OTHER INVESTMENTS

Risks exist in any investment. Each Fund is subject to equity risk and other market risk, financial risk and, in some cases, prepayment risk.

- Market risk is the possibility of a change in the price of the security. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. The Fund may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may experience greater price volatility than value stocks. To the extent that a Fund invests in fixed income securities, the price of a fixed income security may be affected by changes in interest rates. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease. Because of market risk, the share price of a Fund will likely change as well.

- Financial risk is based on the financial situation of the issuer of the security. For an equity investment, a Fund's financial risk may depend, for example, on the earnings performance of the company issuing the stock. To the extent a Fund invests in debt securities, the Fund's financial risk depends on the credit quality of the underlying securities in which it invests.

- Prepayment risk is the possibility that, during periods of falling interest rates, a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Although major changes tend to be infrequent, the Board of Directors of Waddell & Reed Advisors Value Fund, Inc. could change the Fund's investment goal without seeking shareholder approval.

Notwithstanding Tax-Managed Equity Fund's use of tax management investment strategies, this Fund may have taxable income and may realize taxable capital gains from time to time. In addition, investors that purchase Fund shares when the Fund has large accumulated capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund's assets. As well, state or Federal tax laws or regulations may be amended at any time which could include adverse changes to applicable tax rates or capital gains holding periods.

Certain types of each Fund's authorized investments and strategies (such as foreign securities, junk bonds and derivative instruments) involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant. For example, foreign investments may subject a Fund to restrictions on receiving the investment proceeds from a foreign country, foreign taxes, and potential difficulties in enforcing contractual obligations, as well as fluctuations in foreign currency values and other developments that may adversely affect a foreign country. Junk bonds pose a greater risk of nonpayment of interest or principal than higher-rated bonds. Derivative instruments may expose a Fund to greater volatility than an investment in a more traditional stock, bond or other security.

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a

Fund's investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions and other company and economic news. Performance will also depend on WRIMCO's skill in selecting investments.

Asset Strategy Fund and Retirement Shares may actively trade securities in seeking to achieve their goals. Doing so may increase transaction costs (which may reduce performance) and increase distributions paid by each Fund, which may increase your taxable income.

YOUR ACCOUNT

CHOOSING A SHARE CLASS

Each Fund offers four classes of shares: Class A, Class B, Class C and Class Y. Each class has its own sales charge, if any, and expense structure. The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you. Class B and Class C shares are not available for investments of $2 million or more. If you are investing a lesser amount, you may want to consider Class B shares (if investing for at least seven years) or Class C shares (if investing for less than seven years). Class Y shares are designed for institutional investors and others investing through certain intermediaries, as described.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

            GENERAL COMPARISON OF CLASS A, CLASS B AND CLASS C SHARES

CLASS A                                CLASS B                               CLASS C
-------                                -------                               -------
-  Initial sales charge                -  No initial sales charge            -  No initial sales charge

-  No deferred sales charge(1)         -  Deferred sales charge on shares    -  A 1% deferred sales charge on
                                          you sell within six years             shares you sell within twelve
                                          after purchase                        months after purchase

-  Maximum distribution and service    -  Maximum distribution and           -  Maximum distribution and
   (12b-1) fees of 0.25%                  service (12b-1) fees of 1.00%         service (12b-1) fees of 1.00%

-  For an investment of $2             -  Converts to Class A shares 8       -  Does not convert to Class A
   million or more, only Class A          years after the month in              shares, so annual expenses do
   shares are available                   which the shares were                 not decrease
                                          purchased, thus reducing
                                          future

                                          annual expenses

                                       -  For an investment of $300,000
                                          or more, your financial advisor
                                          typically will recommend
                                          purchase of Class A shares
                                          due to a reduced sales charge
                                          and lower annual expenses

(1) A 1% CDSC may apply to purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

EACH FUND HAS ADOPTED A DISTRIBUTION AND SERVICE PLAN (Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for each of its Class A, Class B and Class C shares. Under the Class A Plan, a Fund may pay Waddell & Reed, Inc. a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to reimburse Waddell & Reed, Inc. for the amounts it spends for distributing the Fund's Class A shares, providing service to Class A shareholders and/or maintaining Class A shareholder accounts. Under the Class B Plan and the Class C Plan, each Fund may pay Waddell & Reed, Inc., on an annual basis, a service fee of up to 0.25% of the average daily net assets of the class to compensate Waddell & Reed, Inc. for providing service to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of the class to compensate Waddell & Reed, Inc. for distributing shares of that class. Because the fees of a class are paid out of the assets of that class on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CLASS A SHARES are subject to an initial sales charge when you buy them, based on the amount of your investment, according to the table below. Class A shares pay an annual 12b-1 fee of up to 0.25% of average Class A net assets. The ongoing expenses of this class are lower than those for Class B or Class C shares and typically higher than those for Class Y shares.

                                          SALES
                         SALES           CHARGE               REALLOWANCE
                        CHARGE             AS                 TO DEALERS
                          AS             APPROX.                  AS
                        PERCENT          PERCENT               PERCENT
                          OF               OF                    OF
SIZE OF                OFFERING          AMOUNT               OFFERING
PURCHASE                 PRICE          INVESTED               PRICE
--------               --------         --------              --------
Under
     $100,000            5.75%            6.10%               5.00%

$100,000
     to less
     than
     $200,000            4.75             4.99                4.00

$200,000
     to less
     than
     $300,000            3.50             3.63                2.80

$300,000
     to less
     than
     $500,000            2.50             2.56                2.00

$500,000
     to less
     than
     $1,000,000          1.50             1.52                1.20

$1,000,000
     to less
     than
     $2,000,000          1.00             1.01                0.75

$2,000,000
     and over            0.00(1)          0.00(1)             0.50

(1) No sales charge is payable at the time of purchase on investments of $2 million or more, although for such investments a Fund may impose a CDSC of 1.00% on certain redemptions made within twelve months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price.

Waddell & Reed, Inc. and its affiliates may pay additional compensation from its own resources to securities dealers based upon the value of shares of a Fund owned by the dealer for its own account or for its customers. Waddell & Reed, Inc. may also provide compensation from its own resources to securities dealers with respect to shares of the Funds purchased by customers of such dealers without payment of a sales charge.

SALES CHARGE REDUCTIONS AND WAIVERS

LOWER SALES CHARGES ARE AVAILABLE BY:

- Combining additional purchases of Class A shares of any of the funds in the Waddell & Reed Advisors Funds and/or the W&R Funds except shares of Waddell & Reed Advisors Cash Management, Inc. (formerly United Cash Management, Inc.), Waddell & Reed Advisors Municipal Money Market Fund, Inc. or Class A shares of W&R Funds, Inc. Money Market Fund unless acquired by exchange for Class A shares on which a sales charge was paid (or as a dividend or distribution on such acquired shares), with the net asset value (NAV) of Class A shares already held (Rights of Accumulation);

- Grouping all purchases of Class A shares, except shares of Waddell & Reed Advisors Cash Management, Inc., Waddell & Reed Advisors Municipal Money Market Fund, Inc. or W&R Funds, Inc. Money Market Fund, made during a thirteen-month period (Letter of Intent); and

-    Grouping purchases by certain related persons.

Additional information and applicable forms are available from your financial advisor.

WAIVERS FOR CERTAIN INVESTORS

CLASS A SHARES MAY BE PURCHASED AT NAV BY:

- The Directors and officers of the Fund or of any affiliated entity of Waddell & Reed, Inc., employees of Waddell & Reed, Inc., employees of its affiliates, financial advisors of Waddell & Reed, Inc. and the spouse, children, parents, children's spouses and spouse's parents of each;

-    Certain retirement plans and certain trusts for these persons;

- Until March 31, 2001, clients of Legend Equities Corporation (Legend) if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Waddell & Reed Advisors or W&R Funds, Inc. and the purchase is made within 60 days of such redemption;

- Retirement plan accounts held in the Waddell & Reed Advisors Retirement Plan, offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB retirement programs;

-    Direct Rollovers from the Waddell & Reed Advisors Retirement Plan;

- Participants in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records.

You will find more information in the SAI about sales charge reductions and waivers.

CONTINGENT DEFERRED SALES CHARGE. A CDSC may be assessed against your redemption amount of Class B or Class C shares or certain Class A shares and paid to Waddell & Reed, Inc. (the Distributor), as further described below. The purpose of the CDSC is to compensate the Distributor for the costs incurred by it in connection with the sale of the Fund's Class B or Class C shares or with Class A investments of $2 million or more at NAV. The CDSC will not be imposed on Class B or Class C shares representing payment of dividends or other distributions or on amounts which represent an increase in the value of a shareholder's account resulting from capital appreciation above the amount paid for the Class B or Class C shares purchased during the CDSC period. For Class B, the date of redemption is measured in calendar months from the month of purchase. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. The CDSC is applied to the lesser of amount invested or redemption value.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a deferred sales charge (including shares which represent appreciation on shares held, reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, a Fund, when requested to redeem a specific dollar amount, will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions.

CLASS B SHARES are not subject to an initial sales charge when you buy them. However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. Class B shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class B shares and any dividends and distributions paid in such shares, automatically convert to Class A shares eight years after the end of the month in which the shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. The Class A shares have lower ongoing expenses.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC discussed below.

---------------------------------------------------------------------
CONTINGENT DEFERRED SALES          AS % OF AMOUNT SUBJECT TO CHARGE
CHARGE ON SHARES SOLD WITHIN
YEAR
---------------------------------------------------------------------
              1                                    5.0%
---------------------------------------------------------------------
              2                                    4.0%
---------------------------------------------------------------------
              3                                    3.0%
---------------------------------------------------------------------
              4                                    3.0%
---------------------------------------------------------------------
              5                                    2.0%
---------------------------------------------------------------------
              6                                    1.0%
---------------------------------------------------------------------
              7+                                   0.0%
---------------------------------------------------------------------

In the table, a year is a 12-month period. In applying the CDSC, all purchases are considered to have been made on the first day of the month in which the purchase was made.

For example, if a shareholder opens an account on January 14, 2001, then redeems all Class B shares on January 12, 2002, the shareholder will pay a CDSC of 4%, the rate applicable to redemptions made within the second year of purchase. All Class B purchases made prior to July 1, 2000 will be automatically accelerated to the revised method of calculating the CDSC. Any purchase made in 1999 will be deemed to have been made on December 1, 1998. Any purchase made from January 1, 2000 to June 30, 2000 will be deemed to have been made on December 1, 1999.

CLASS C SHARES are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within twelve months after purchase, you will pay a 1% CDSC. For purposes of the CDSC, purchases of Class C shares within a month will be considered as being purchased on the first day of the month. Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class.

For Class C shares, the CDSC will be applied to the lesser of amount invested or redemption value of shares that have been held for twelve months or less.

The Class B and Class C CDSC will not apply in the following circumstances:

- redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to the Distributor.

- redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an individual retirement account, Keogh plan or custodial account under section 403(b)(7) of the Internal Revenue Code of 1986, as amended (Code), a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of a subsequent law or legislation, the continuation of its investment would be improper.

- redemptions of shares purchased by current or retired Directors of the Fund, and Directors of affiliated companies, current or retired officers or employees of the Fund, WRIMCO, the Distributor or their affiliated companies, financial advisors of Waddell & Reed, Inc., and by the members of immediate families of such persons.

- redemptions of shares made pursuant to a shareholder's participation in any systematic withdrawal service adopted for a Fund. (The service and this exclusion from the CDSC do not apply to a one-time withdrawal.)

- redemptions the proceeds of which are reinvested within 45 days in shares of the same class of the Fund as that redeemed.

-    the exercise of certain exchange privileges.

- redemptions effected pursuant to each Fund's right (other than Continental Income Fund) to liquidate a shareholder's shares if the aggregate NAV of those shares is less than $500.

- redemptions effected by another registered investment company by virtue of a merger or other reorganization with a Fund or by a former shareholder of such investment company of Class B or Class C shares of a Fund acquired pursuant to such reorganization.

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares, which requires certain notice.

CLASS Y SHARES are not subject to a sales charge or annual 12b-1 fees.

Class Y shares are only available for purchase by:

-    participants of employee benefit plans established under section 403(b) or section 457, or qualified under section 401 of the Code, including 401(k) plans, when the plan has 100 or more eligible employees and holds the shares in an omnibus account on the Fund's records;

- banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers where such investments for customer accounts are held in an omnibus account on the Fund's records;

- government entities or authorities and corporations whose investment within the first twelve months after initial investment is $10 million or more; and

- certain retirement plans and trusts for employees and financial advisors of Waddell & Reed, Inc. and its affiliates.

WAYS TO SET UP YOUR ACCOUNT

The different ways to set up (register) your account are listed below.

-------------------------------------------------

INDIVIDUAL OR JOINT TENANTS
FOR YOUR GENERAL INVESTMENT NEEDS

Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

-------------------------------------------------

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, INSTITUTIONS OR OTHER GROUPS

-------------------------------------------------

RETIREMENT PLANS
TO SHELTER YOUR RETIREMENT SAVINGS FROM INCOME TAXES

Retirement plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and Education IRAs) may be tax-deductible.

- INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow a certain individual under age 70 1/2, with earned income, to invest up to $2,000 per tax year. The maximum for an investor and his or her spouse is $4,000 ($2,000 for each spouse) or, if less, the couple's combined earned income for the taxable year.

- IRA ROLLOVERS retain special tax advantages for certain distributions from employer-sponsored retirement plans.

- ROTH IRAS allow certain individuals to make nondeductible contributions up to $2,000 per year. The maximum annual contribution for an investor and his or her spouse is $4,000 ($2,000 for each spouse) or, if less, the couple's combined earned income for the taxable year. Withdrawals of earnings may be tax free if the account is at least five years old and certain other requirements are met.

- EDUCATION IRAS are established for the benefit of a minor, with nondeductible contributions up to $500 per year, and permit tax-free withdrawals to pay the higher education expenses of the beneficiary.

- SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Profit Sharing Plan, but with fewer administrative requirements.

- SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS) can be established by small employers to contribute to and allow their employees to contribute a portion of their wages pre-tax to retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k) or other qualified plans.

- KEOGH PLANS allow self-employed individuals to make tax-deductible contributions for themselves of up to 25% of their annual earned income, with a maximum of $30,000 per year.

- PENSION AND PROFIT-SHARING PLANS, INCLUDING 401(K) PLANS, allow corporations and nongovernmental tax-exempt organizations of all sizes and/or their employees to contribute a percentage of the employees' wages or other amounts on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan.

- 403(B) CUSTODIAL ACCOUNTS are available to employees of public school systems, churches and certain types of charitable organizations.

- 457 ACCOUNTS allow employees of state and local governments and certain charitable organizations to contribute a portion of their compensation on a tax-deferred basis.
-------------------------------------------------

GIFTS OR TRANSFERS TO A MINOR
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child free of Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

-------------------------------------------------

TRUST
FOR MONEY BEING INVESTED BY A TRUST

The trust must be established before an account can be opened, or you may use a trust form made available by Waddell & Reed. Contact your Waddell & Reed financial advisor for the form.

-------------------------------------------------

BUYING SHARES

YOU MAY BUY SHARES OF EACH OF THE FUNDS through Waddell & Reed, Inc. and its financial advisors or through advisors of Legend. To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have.

TO PURCHASE ANY CLASS OF SHARES BY CHECK, make your check payable to Waddell & Reed, Inc. Mail the check, along with your completed application, to:

                              Waddell & Reed, Inc.
                                 P. O. Box 29217
                             Shawnee Mission, Kansas
                                   66201-9217

TO PURCHASE CLASS Y SHARES BY WIRE, you must first obtain an account number by calling 800-366-2520, then mail a completed application to Waddell & Reed, Inc., at the above address, or fax it to 913-236-5044. Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, for the account of Waddell & Reed Number 9800007978, Special Account for Exclusive Benefit of Customers FBO Customer Name and Account Number.

You may also buy Class Y shares of a Fund indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Class Y shares.

THE PRICE TO BUY A FUND SHARE is its offering price, which is calculated every business day.

The OFFERING PRICE of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus, for Class A shares, the sales charge shown in the tables.

In the calculation of a Fund's NAV:

- The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.

- Bonds are generally valued according to prices quoted by an independent pricing service.

- Short-term debt securities are valued at amortized cost, which approximates market value.

- Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of Directors.

EACH FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (the NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded.

The Funds may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Fund shares may be significantly affected on days when a Fund does not price its shares and when you are not able to purchase or redeem a Fund's shares. Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of each Fund's Board of Directors.

WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:

-    All of your purchases must be made in U.S. dollars.

- If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Waddell & Reed Advisors Funds and/or the W&R Funds, Inc., the payment may be delayed for up to ten days to ensure that your previous investment has cleared.

- The Funds do not issue certificates representing Class B, Class C or Class Y shares. Asset Strategy Fund, Tax-Managed Equity Fund and Value Fund do not issue certificates representing any class of shares.

- If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price.

When you sign your account application, you will be asked to certify that your Social Security or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

Waddell & Reed, Inc. reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

MINIMUM INVESTMENTS

FOR CLASS A, CLASS B AND CLASS C:

TO OPEN AN ACCOUNT                              $500 (per Fund)

For certain exchanges                           $100 (per Fund)

 For certain retirement accounts and accounts opened with Automatic Investment
Service                                          $50 (per Fund)

For certain retirement accounts and accounts opened through payroll deductions for or by employees of WRIMCO, Waddell & Reed, Inc. and their affiliates
                                                 $25 (per Fund)

TO ADD TO AN ACCOUNT                              Any amount

For certain exchanges                           $100 (per Fund)

For Automatic Investment Service                 $25 (per Fund)

FOR CLASS Y:

TO OPEN AN ACCOUNT

For a government entity or authority or for a corporation  $10 million
              (within
              first
              twelve
              months)

For other investors           Any amount

TO ADD TO AN ACCOUNT                Any amount

ADDING TO YOUR ACCOUNT

Subject to the minimums described under Minimum Investments, you can make additional investments of any amount at any time.

TO ADD TO YOUR ACCOUNT, make your check payable to Waddell & Reed, Inc. Mail the check to Waddell & Reed, Inc., along with:

- the detachable form that accompanies the confirmation of a prior purchase or your year-to-date statement; or

- a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase.

TO ADD TO YOUR CLASS Y ACCOUNT BY WIRE: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, for the account of Waddell & Reed Number 9800007978, Special Account for Exclusive Benefit of Customers FBO Customer Name and Account Number.

If you purchase shares of the Funds from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

SELLING SHARES

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The REDEMPTION PRICE (price to sell one share of a particular class of a Fund) is the NAV per share of that Fund class, subject to any CDSC applicable to Class A, Class B or Class C shares.

TO SELL SHARES BY WRITTEN REQUEST: Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:

-    the name on the account registration;

-    the Fund's name;

-    the Fund account number;

-    the dollar amount or number, and the class, of shares to be redeemed; and

-    any other applicable requirements listed in the table below.

Deliver the form or your letter to your financial advisor, or mail it to:

                         Waddell & Reed Services Company
                                 P. O. Box 29217
                             Shawnee Mission, Kansas
                                   66201-9217

Unless otherwise instructed, Waddell & Reed Services Company will send a check to the address on the account.

TO SELL CLASS Y SHARES BY TELEPHONE OR FAX: If you have elected this method in your application or by subsequent authorization, call 888-WADDELL, or fax your request to 913-236-1599, and give your instructions to redeem Class Y shares and make payment by wire to your predesignated bank account or by check to you at the address on the account.

WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated, subject to any applicable CDSC, after receipt of a written request for redemption in good order by Waddell & Reed Services Company at the address listed above. Note the following:

- If more than one person owns the shares, each owner must sign the written request.

- If you hold a certificate, it must be properly endorsed and sent to the Fund.

- If you recently purchased the shares by check, a Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide to the Fund telephone or written assurance that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of 10 days or the date the Fund can verify that your purchase check has cleared and been honored.

- Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission.

- Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when a Fund's Board of Directors determines that conditions exist making cash payments undesirable. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

- If you purchased shares from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

SPECIAL REQUIREMENTS FOR SELLING SHARES

ACCOUNT TYPE         SPECIAL REQUIREMENTS
------------         --------------------
Individual or      The written instructions must
Joint Tenant       be signed by all persons
                   required to sign for
                   transactions, exactly as their
                   names appear on the account.

Sole               The written instructions must
Proprietorship     be signed by the individual
                   owner of the business.

UGMA, UTMA         The custodian must sign the
                   written instructions
                   indicating capacity as
                   custodian.

Retirement         The written instructions must
Account            be signed by a properly
                   authorized person.

Trust              The trustee must sign the
                   written instructions
                   indicating capacity as
                   trustee. If the trustee's name
                   is not in the account
                   registration, provide a
                   currently certified copy of
                   the trust document.

Business or        At least one person authorized
Organization       by corporate resolution to act
                   on the account must sign the
                   written instructions.

Conservator,       The written instructions must
Guardian or        be signed by the person
Other Fiduciary    properly authorized by court
                   order to act in the particular
                   fiduciary capacity.

A Fund may require a signature guarantee in certain situations such as:

-    a redemption request made by a corporation, partnership or fiduciary;

-    a redemption request made by someone other than the owner of record; or

-    the check is made payable to someone other than the owner of record.

This requirement is to protect you and Waddell & Reed from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

EACH FUND (OTHER THAN CONTINENTAL INCOME FUND) RESERVES THE RIGHT TO REDEEM at NAV all of your Fund shares in your account if their aggregate NAV is less than $500. The Fund will give you notice and a 60-day opportunity to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares to $500.

YOU MAY REINVEST, without charge, all or part of the amount of Class A shares of a Fund you redeemed by sending to the Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within 45 days after the date of your redemption. You may do this only once with Class A shares of a Fund.

The CDSC will not apply to the proceeds of Class A (as applicable), Class B or Class C shares of a Fund which are redeemed and then reinvested in Class A, Class B or Class C shares of the Fund within 45 days after such redemption. The Distributor will, with your reinvestment, restore an amount equal to the deferred sales charge attributable to the amount reinvested by adding the deferred sales charge amount to your reinvestment. For purposes of determining future deferred sales charges, the reinvestment will be treated as a new investment. You may do this only once as to Class A shares of a Fund, once as to Class B shares of a Fund and once as to Class C shares of a Fund.

Payments of principal and interest on loans made pursuant to a 401(a) qualified plan (if such loans are permitted by the plan) may be reinvested, without payment of a sales charge, in Class A shares of any of the Waddell & Reed Advisors Funds in which the plan may invest.

TELEPHONE TRANSACTIONS

The Funds and their agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If a Fund fails to do so, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

SHAREHOLDER SERVICES

Waddell & Reed provides a variety of services to help you manage your account.

PERSONAL SERVICE

Your local financial advisor is available to provide personal service. Additionally, a toll-free call, 800-366-5465, connects you to a Client Services Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions or update your account records. At almost any time of the day or night, you may access your account information from a touch-tone phone, or from our web site, www.waddell.com, to:

-    Obtain information about your accounts;

- Obtain price information about other funds in the Waddell & Reed Advisors Funds and W&R Funds; or

-    Request duplicate statements.

REPORTS

Statements and reports sent to you include the following:

- confirmation statements (after every purchase, other than those purchases made through Automatic Investment Service, and after every exchange, transfer or redemption)

-    year-to-date statements (quarterly)

-    annual and semiannual reports to shareholders (every six months)

To reduce expenses, only one copy of the most recent annual and semiannual reports of the Funds may be mailed to your household, even if you have more than one account with a Fund. Call the telephone number listed for Client Services if you need additional copies of annual or semiannual reports or account information.

EXCHANGES

You may sell your shares and buy shares of the same Class of another Fund in the Waddell & Reed Advisors Funds or in W&R Funds, Inc. without the payment of an additional sales charge if you buy Class A shares or payment of a CDSC when you exchange Class B or Class C shares. For Class B and Class C shares or Class A shares to which the CDSC would otherwise apply, the time period for the deferred sales charge will continue to run. In addition, exchanging Class Y shareholders in the Waddell & Reed Advisors Funds may buy Class A shares of Waddell & Reed Advisors Cash Management or Waddell & Reed Advisors Municipal Money Market Fund.

You may exchange only into funds that are legally permitted for sale in your state of residence. Note that exchanges out of a Fund may have tax consequences for you. Before exchanging into a fund, read its prospectus.

THE FUNDS RESERVE THE RIGHT to terminate or modify these exchange privileges at any time, upon notice in certain instances.

AUTOMATIC TRANSACTIONS FOR CLASS A, CLASS B AND CLASS C SHAREHOLDERS

Flexible Withdrawal Service lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account.

Regular Investment Plans allow you to transfer money into your Fund account, or between fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

REGULAR INVESTMENT PLANS

AUTOMATIC INVESTMENT SERVICE
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO AN EXISTING FUND ACCOUNT

               MINIMUM AMOUNT       MINIMUM FREQUENCY
               $25 (per Fund)            Monthly

FUNDS PLUS SERVICE
TO MOVE MONEY FROM WADDELL & REED ADVISORS CASH MANAGEMENT OR WADDELL & REED ADVISORS MUNICIPAL MONEY MARKET FUND TO A FUND WHETHER IN THE SAME OR A DIFFERENT ACCOUNT IN THE SAME CLASS

               MINIMUM AMOUNT       MINIMUM FREQUENCY
               $100  (per Fund)          Monthly

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year.

Usually, a Fund distributes net investment income at the following times: Asset Strategy Fund, Continental Income Fund, Core Investment Fund and Retirement Shares, quarterly in March, June, September and December; Tax-Managed Equity Fund and Value Fund, annually in December. Net capital gains (and any net gains from foreign currency transactions) usually are distributed in December.

DISTRIBUTION OPTIONS. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers two options:

1. SHARE PAYMENT OPTION. Your dividends, capital gains and other distributions with respect to a class will be automatically paid in additional shares of the same class of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2. CASH OPTION. You will be sent a check for your dividends, capital gains and other distributions if the total distribution is equal to or greater than five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the same class of the Fund.

For retirement accounts, all distributions are automatically paid in additional shares.

TAXES

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

TAXES ON DISTRIBUTIONS. Dividends from a Fund's investment company taxable income (which includes net short-term gains), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares. Distributions of a Fund's net capital gains, when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, your long-term capital gains generally are taxed at a maximum rate of 20%.

Each Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year.

A portion of the dividends paid by a Fund, whether received in cash or paid in additional Fund shares, may be eligible for the dividends received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the Federal alternative minimum tax.

WITHHOLDING. Each Fund must withhold 31% of all dividends, capital gains and other distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number.

Withholding at that rate from dividends, capital gains and other distributions also is required for shareholders subject to backup withholding.

TAXES ON TRANSACTIONS. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid). An exchange of Fund shares for shares of any other fund in the Waddell & Reed Advisors Funds or W&R Funds, Inc. generally will have similar tax consequences. However, special rules apply when you dispose of a Fund's Class A shares through a redemption or exchange within 90 days after your purchase and then reacquire Class A shares of that Fund or acquire Class A shares of another fund in the Waddell & Reed Advisors Funds without paying a sales charge due to the 45 day reinvestment privilege or exchange privilege. See Your Account. In these cases, any gain on the disposition of the original Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if you purchase shares of a Fund within 30 days before or after redeeming other shares of the Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis of the newly purchased shares.

STATE AND LOCAL INCOME TAXES. The portion of the dividends paid by each Fund attributable to interest earned on U.S. Government securities generally is not subject to state and local income taxes, although distributions by any Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability of dividends and other distributions by the Funds in your state and locality.

The foregoing is only a summary of some of the important Federal income tax considerations generally affecting each Fund and its shareholders; you will find more information in each Fund's SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

THE MANAGEMENT OF THE FUNDS

PORTFOLIO MANAGEMENT

Each Fund is managed by WRIMCO, subject to the authority of each Fund's Board of Directors. WRIMCO provides investment advice to each of the Funds and supervises each Fund's investments. WRIMCO and/or its predecessors have served as investment manager to each of the registered investment companies in the Waddell & Reed Advisors Funds, W&R Funds and W&R Target Funds since the inception of each company. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Michael L. Avery is primarily responsible for the management of the equity portion of the Asset Strategy Fund. Mr. Avery has managed the equity portion of the Fund since January 1997. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From March 1995 to March 1998, Mr. Avery was Vice President of, and Director of Research for, Waddell & Reed Asset Management Company, a former affiliate of WRIMCO. Mr. Avery has served as the portfolio manager for investment companies managed by WRIMCO since February 1, 1994, has served as the Director of Research for WRIMCO and its predecessors since August 1987, and has been an employee of such since June 1981.

Daniel J. Vrabac is primarily responsible for the management of the fixed-income portion of the Asset Strategy Fund. Mr. Vrabac has managed the fixed-income portion of the Fund since January 1997. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Vrabac is also the Head of Fixed Income for WRIMCO. From May 1994 to March 1998, Mr. Vrabac was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Vrabac has been an employee of WRIMCO since May 1994.

Cynthia P. Prince-Fox is primarily responsible for the management of the Continental Income Fund and the Tax-Managed Equity Fund. Ms. Prince-Fox has held her Fund responsibilities for Continental Income Fund since February 1993, and for Tax-Managed Equity Fund since the inception of the Fund. She is Senior Vice President of WRIMCO and Vice President of both Funds. From January 1993 to March 1998, Ms. Prince-Fox was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Ms. Prince-Fox is a Vice President and Portfolio Manager for Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO. Ms. Prince-Fox has served as the portfolio manager for investment companies managed by WRIMCO since January 1993. From 1983 to January 1993 Ms. Prince-Fox served as an investment analyst for WRIMCO and its predecessors.

James D. Wineland is primarily responsible for the management of the Core Investment Fund. Mr. Wineland has held his Fund responsibilities since July 1, 1997. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From March 1995 to March 1998, Mr. Wineland was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Wineland has served as the portfolio manager for investment companies managed by WRIMCO and its predecessors since January 1988 and has been an employee of such since November 1984.

Charles W. Hooper, Jr. is primarily responsible for the management of the Retirement Shares fund. Mr. Hooper has held his Fund responsibilities since April 1999. He is Senior Vice President of WRIMCO and Vice President of the Fund. From August 1987 to December 1991, Mr. Hooper served as the portfolio manager for another investment company managed by WRIMCO. From October 1984 to December 1991, Mr. Hooper was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. From December 1991 to July 1996, Mr. Hooper was a portfolio manager for Founders Asset Management Company, and from July 1996 to April 1999, Mr. Hooper was the Chief Investment Officer for Owen Joseph.

Harry M. Flavin is primarily responsible for the management of Value Fund. He is Vice President of the Fund, Senior Vice President of WRIMCO, President, Chief Investment Officer and Director of Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund's investments.

MANAGEMENT FEE

Like all mutual funds, the Funds pay fees related to their daily operations. Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

for Asset Strategy Fund, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended September 30, 2000 were 0.70%;

for Continental Income Fund, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2000 were 0.66%;

for Core Investment Fund, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, 0.55% of net assets over $3 billion and up to $6 billion, and 0.50% of net assets over $6 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended December 31, 2000 were 0.57%;

for Retirement Shares, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended June 30, 2000 were 0.69%;

for Tax-Managed Equity Fund, 0.65% of net assets up to $1 billion, 0.60% of net assets over $1 billion and up to $2 billion, 0.55% of net assets over $2 billion and up to $3 billion, and 0.50% of net assets over $3 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal period ended December 31, 2000 were 0.30%; and

for Value Fund, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

WRIMCO has voluntarily agreed to waive its management fee for any day that a Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

WADDELL & REED ADVISORS FUNDS

CUSTODIAN                                       UNDERWRITER
UMB Bank, n.a.                                  Waddell & Reed, Inc.
928 Grand Boulevard                             6300 Lamar Avenue
Kansas City, Missouri 64141                     P. O. Box 29217
                                                Shawnee Mission, Kansas
LEGAL COUNSEL                                   66201-9217
Kirkpatrick & Lockhart LLP                      913-236-2000
1800 Massachusetts Avenue, N.W.                 888-WADDELL
Washington, D. C.  20036

INDEPENDENT AUDITORS                            SHAREHOLDER SERVICING AGENT
Deloitte & Touche LLP                           Waddell & Reed
1010 Grand Boulevard                            Services Company
Kansas City, Missouri                           6300 Lamar Avenue
64106-2232                                      P. O. Box 29217
                                                Shawnee Mission, Kansas
INVESTMENT MANAGER                              66201-9217
Waddell & Reed Investment                       913-236-2000
Management Company                              888-WADDELL
6300 Lamar Avenue
P. O. Box 29217                                 ACCOUNTING SERVICES AGENT
Shawnee Mission, Kansas                         Waddell & Reed
66201-9217                                      Services Company
913-236-2000                                    6300 Lamar Avenue
888-WADDELL                                     P. O. Box 29217
                                                Shawnee Mission, Kansas
                                                66201-9217
                                                913-236-2000
                                                888-WADDELL

                       WADDELL & REED ADVISORS FUNDS, INC.

                                6300 Lamar Avenue

                                 P. O. Box 29217

                       Shawnee Mission, Kansas 66201-9217

                                  913-236-2000

                                   888-WADDELL

                                 April 30, 2001

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information (the SAI) is not a prospectus. Investors should read this SAI in conjunction with a prospectus (Prospectus) for the Waddell & Reed Advisors Funds, Inc. (the Funds), dated April 30, 2001, which may be obtained from the Funds or their underwriter, Waddell & Reed, Inc., at the address or telephone number shown above.

                                TABLE OF CONTENTS

     Performance Information ...............................................  2

     Investment Strategies, Policies and Practices..........................  8

     Investment Management and Other Services .............................. 43

     Purchase, Redemption and Pricing of Shares ............................ 52

     Directors and Officers ................................................ 70

     Payments to Shareholders .............................................. 78

     Taxes ................................................................. 80

     Portfolio Transactions and Brokerage .................................. 85

     Other Information ..................................................... 88

     Financial Statements ..................................................  1

     Waddell & Reed Advisors Funds, Inc. is a mutual fund; an investment that pools shareholders' money and invests it toward a specified goal. In technical terms, the Funds are an open-end, diversified management company organized as a Maryland corporation on February 21, 1974, as a successor to a Delaware corporation which commenced operations in 1940. Prior to June 30, 2000, the Funds were known as United Funds, Inc. Prior to October 2, 2000, Core Investment Fund was known as Income Fund.

                             PERFORMANCE INFORMATION

     Waddell & Reed, Inc., the Funds' underwriter, or the Funds may, from time to time, publish for one or more of the four Funds' total return information, yield information and/or performance rankings in advertisements and sales materials.

TOTAL RETURN

     Total return is the overall change in the value of an investment over a given period of time. An average annual total return quotation is computed by finding the average annual compounded rates of return over the one-, five-, and ten-year periods that would equate the initial amount invested to the ending redeemable value. Standardized total return information is calculated by assuming an initial $1,000 investment and, for Class A shares, deducting the maximum sales load of 5.75%. All dividends and distributions are assumed to be reinvested in shares of the applicable class at net asset value (NAV) for the class as of the day the dividend or distribution is paid. No sales load is charged on reinvested dividends or distributions on Class A shares. The formula used to calculate the total return for a particular class of a Fund is:

              n
      P(1 + T)  =   ERV

     Where :  P =   $1,000 initial payment
              T =   Average annual total return
              n =   Number of years
            ERV =   Ending redeemable value of the $1,000 investment for the
                    periods shown.

     Non-standardized performance information may also be presented. For example, a Fund may also compute total return for its Class A shares without deduction of the sales load in which case the same formula noted above will be used but the entire amount of the $1,000 initial payment will be assumed to have been invested. If the sales charge applicable to Class A shares were reflected, it would reduce the performance quoted for that class.

     A Fund may also quote unaveraged or cumulative total return for a class which reflects the change in value of an investment in that class over a stated period of time. Cumulative total returns will be calculated according to the formula indicated above but without averaging the rate for the number of years in the period.


     The average annual total return quotations for Class A shares with sales load deducted as of December 31, 2000, which is the most recent balance sheet included in this SAI, for the periods shown were as follows:


                                                         One-year             Five-year            Ten-year
                                                        period from          period from          period from
                                                         1-1-00 to            1-1-96 to            1-1-91 to
                                                         12-31-00             12-31-00             12-31-00
                                                        -----------          -----------          -----------
--------------------------------------------------------------------------------------------------------------------
Accumulative Fund                                          13.25%               20.47%               18.03%
--------------------------------------------------------------------------------------------------------------------
Core Investment Fund                                        3.35%               18.00%               17.23%
--------------------------------------------------------------------------------------------------------------------
Science and Technology Fund                               -18.91%               24.95%               24.03%
--------------------------------------------------------------------------------------------------------------------


     The average annual total return quotations for Class A shares without sales load deducted as of December 31, 2000, which is the most recent balance sheet included in this SAI, for the periods shown were as follows:


                                                         One-year             Five-year            Ten-year
                                                        period from          period from          period from
                                                         1-1-00 to            1-1-96 to            1-1-91 to
                                                         12-31-00             12-31-00             12-31-00

                                                        -----------          -----------          -----------
--------------------------------------------------------------------------------------------------------------------
Accumulative Fund                                          20.16%               21.91%               18.74%
--------------------------------------------------------------------------------------------------------------------
Core Investment Fund                                        9.65%               19.40%               17.93%
--------------------------------------------------------------------------------------------------------------------
Science and Technology Fund                               -13.97%               26.44%               24.77%
--------------------------------------------------------------------------------------------------------------------


     The average annual total return quotations for Class A shares of Waddell & Reed Advisors Bond Fund as of September 30, 2000*, which is the most recent balance sheet included in this SAI, for the periods shown were as follows:


                                                                                  With                Without
                                                                               Sales Load            Sales Load
                                                                                Deducted              Deducted
One year period from October 1, 1999 to
     September 30, 2000:                                                         -0.86%                  5.19%

Five-year period from October 1, 1995 to
     September 30, 2000:                                                          4.58%                  5.82%

Ten-year period from October 1, 1990 to
     September 30, 2000:                                                          7.41%                  8.05%


*Effective September 30, 2000, the fiscal year end for Bond Fund changed from December 31 to September 30.

     Prior to October 1, 1993, Waddell & Reed Advisors Science and Technology Fund was named United Science and Energy Fund, and its investment policies related to investments in science and energy securities rather than science and technology securities.

     Prior to June 17, 1995, each Fund offered only one class of shares to the public. Shares outstanding on that date were designated as Class A shares. Since that date, Class Y shares of each Fund have become available to certain institutional investors. As of October 4, 1999, each Fund also offers Class B and Class C shares.


     The average annual total return quotations for Class B shares of each Fund with the maximum deferred sales charge deducted as of December 31, 2000, which is the most recent balance sheet included in this SAI, for the period shown was as follows:


                                                         One-year                Period from
                                                        period from           class inception*
                                                         1-1-00 to                   to
                                                         12-31-00                 12-31-00
                                                        -----------              -----------
------------------------------------------------------------------------------------------------------
Accumulative Fund                                          15.22%                   32.68%
------------------------------------------------------------------------------------------------------
Core Investment Fund                                        4.99%                   13.71%
------------------------------------------------------------------------------------------------------
Science and Technology Fund                               -17.34%                   24.57%
------------------------------------------------------------------------------------------------------

*For Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Core
  Investment Fund and Waddell & Reed Advisors Science and Technology Fund, October 4, 1999.

     The average annual total return quotations for the Class B shares of each fund without the maximum deferred sales charge deducted as of December 31, 2000, which is the most recent balance sheet included in this SAI, for the periods shown was as follows:


                                                         One-year                Period from
                                                        period from           class inception*
                                                         1-1-00 to                   to
                                                         12-31-00                 12-31-00
                                                        -----------             -----------
------------------------------------------------------------------------------------------------------
Accumulative Fund                                          18.92%                  35.67%
------------------------------------------------------------------------------------------------------
Core Investment Fund                                        8.43%                  16.51%
------------------------------------------------------------------------------------------------------
Science and Technology Fund                               -15.01%                  27.14%
------------------------------------------------------------------------------------------------------

*For Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Core
  Investment Fund and Waddell & Reed Advisors Science and Technology Fund, October 4, 1999.

     The average annual total return quotations for Class B shares of Waddell & Reed Advisors Bond Fund as of September 30, 2000, which is the most recent balance sheet included in this SAI, for the periods shown were as follows:

                                                                                      With            Without
                                                                                   Sales Load        Sales Load
                                                                                    Deducted          Deducted
One-year period from October 1, 1999 to
     September 30, 2000:                                                               0.23%             4.19%
Period from September 9, 1999* to
     September 30, 2000:                                                               0.84%             4.58%

*Commencement of operations.

     The average annual total return quotations for the Class C shares of each fund without the maximum deferred sales charge deducted* as of December 31, 2000, which is the most recent balance sheet included in this SAI, for the periods shown were as follows:


                                                         One-year                Period from
                                                        period from                 class
                                                         1-1-00 to             inception** to
                                                         12-31-00                 12-31-00
                                                        -----------             -----------
------------------------------------------------------------------------------------------------------
Accumulative Fund                                          18.81%                  34.29%
------------------------------------------------------------------------------------------------------
Core Investment Fund                                        8.46%                  16.53%
------------------------------------------------------------------------------------------------------
Science and Technology Fund                               -15.01%                  27.20%
------------------------------------------------------------------------------------------------------


* A contingent deferred sales charge (CDSC) applies if shares are redeemed within twelve months of purchase; therefore the one-year total return is not affected by a CDSC.


**For Waddell & Reed Advisors Core Investment Fund and Waddell & Reed Advisors
  Science and Technology Fund, October 4, 1999; and for Waddell & Reed Advisors Accumulative Fund, October 6, 1999.

     The average annual total return quotations for Class C shares of Waddell & Reed Advisors Bond Fund as of September 30, 2000, which is the most recent balance sheet included in this SAI, for the periods shown were as follows:

                                                                                      With              Without
                                                                                   Sales Load          Sales Load
                                                                                    Deducted           Deducted**
One-year period from October 1, 1999 to
     September 30, 2000:                                                               4.11%             4.11%
Period from September 9, 1999* to
     September 30, 2000:                                                               4.50%             4.50%

*Commencement of operations.
**A contingent deferred sales charge (CDSC) applies if shares are redeemed within twelve months of purchase; therefore the one-year total return is not affected by a CDSC.

     The average annual total return quotations for Class Y shares as of December 31, 2000, which is the most recent balance sheet included in this SAI, for the periods shown were as follows:


                                                         One-year             Five-year           Period from
                                                        period from          period from             class
                                                         1-1-00 to            1-1-96 to          inception* to
                                                         12-31-00             12-31-00             12-31-00
                                                        -----------          -----------          -----------
--------------------------------------------------------------------------------------------------------------------
Accumulative Fund                                          20.39%               22.07%               22.45%
--------------------------------------------------------------------------------------------------------------------
Core Investment Fund                                        9.88%               19.61%               19.26%
--------------------------------------------------------------------------------------------------------------------
Science and Technology Fund                               -13.80%               NA                   26.37%
--------------------------------------------------------------------------------------------------------------------

*For Waddell & Reed Advisors Core Investment Fund, June 19, 1995; for Waddell &
  Reed Advisors Accumulative Fund, July 11, 1995; and for Waddell & Reed Advisors Science and Technology Fund February 27, 1996.

     The average annual total return quotations for Class Y shares of Waddell & Reed Advisors Bond Fund as of September 30, 2000, which is the most recent balance sheet included in this SAI, for the periods shown were as follows:


One-year period from October 1, 1999 to
     September 30, 2000:                                                               5.49%

Five-year period from October 1, 1995 to
     September 30, 2000:                                                               6.05%

Period from June 19, 1995* to
     September 30, 2000:                                                               6.13%


*Commencement of operations.


YIELD

     Yield refers to the income generated by an investment in the Fund over a given period of time. A yield quoted for a class of a Fund is computed by dividing the net investment income per share of that class earned during the period for which the yield is shown by the maximum offering price per share of that class on the last day of that period according to the following formula:

                                    6
    Yield =       2((((a - b)/cd)+1)  -1)

Where, with respect to a particular class of a Fund:
              a =     dividends and interest earned during the period.
              b =     expenses accrued for the period (net of reimbursements).
              c =     the average daily number of shares of the class
                      outstanding during the period that were entitled to receive dividends.
              d =     the maximum offering price per share of the class on the
                      last day of the period.

     The yield for Waddell & Reed Advisors Bond Fund is as follows:

     The yield for Class A shares of the Fund computed according to the formula for the 30-day period ended on September 30, 2000, the date of the most recent balance sheet included in this SAI, is 8.75%. The yield for Class B shares of the Fund computed according to the formula for the 30-day period ended on September 30, 2000, the date of the most recent balance sheet included in this SAI, is 8.60%. The yield for Class C shares of the Fund computed according to the formula for the 30-day period ended on September 30, 2000, the date of the most recent balance sheet included in this SAI, is 8.21%. The yield for Class Y shares of the Fund computed according to the formula for the 30-day period ended on September 30, 2000, the date of the most recent balance sheet included in this SAI, is 9.68%.

     Change in yields primarily reflect different interest rates received by a Fund as its portfolio securities change. Yield is also affected by portfolio quality, portfolio maturity, type of securities held and operating expenses of the applicable class.

PERFORMANCE RANKINGS AND OTHER INFORMATION

     Waddell & Reed, Inc. or the Funds also may, from time to time, publish in advertisements or sales material performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc., or by publications of general interest such as FORBES, MONEY, THE WALL STREET JOURNAL, BUSINESS WEEK, BARRON'S, FORTUNE or MORNINGSTAR MUTUAL FUND VALUES. Each class of a Fund may also compare its performance to that of other selected mutual funds or selected recognized market indicators such as the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average. Performance information may be quoted numerically or presented in a table, graph or other illustration. In connection with a ranking, the Fund may provide additional information, such as the particular category to which it related, the number of funds in the category, the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements.

     Performance information for a Fund may be accompanied by information about market conditions and other factors that affected the Fund's performance for the period(s) shown.

     All performance information that a Fund advertises or includes in sales material is historical in nature and is not intended to represent or guarantee future results. The value of a Fund's shares when redeemed may be more or less than their original cost.

                  INVESTMENT STRATEGIES, POLICIES AND PRACTICES

     This SAI supplements the information contained in the Prospectus and contains more detailed information about the investment strategies and policies the Funds' investment manager, Waddell & Reed Investment Management Company (WRIMCO), may employ and the types of instruments in which a Fund may invest, in pursuit of the Fund's goal(s). A summary of the risks associated with these instrument types and investment practices is included as well.

     WRIMCO might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by a Fund's investment policies and restrictions. WRIMCO buys an instrument or uses a technique only if it believes that doing so will help a Fund achieve its goal(s). See Investment Restrictions and Limitations for a listing of the fundamental and non-fundamental (e.g., operating) investment restrictions and policies of the Funds.

WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND

     As described in the Prospectus, the portfolio of Waddell & Reed Advisors Science and Technology Fund emphasizes science and technology securities. Science and technology securities are securities of companies whose products, processes or services, in the opinion of WRIMCO, are being or are expected to be significantly benefited by the utilization or commercial application of scientific or technological discoveries or developments in such areas as aerospace, communications and electronic equipment, computer systems, computer software and services, electronics, electronic media, business machines, office equipment and supplies, biotechnology, medical and hospital supplies and services, medical devices and drugs.

WADDELL & REED ADVISORS BOND FUND

     In selecting debt securities for the portfolio of this Fund, consideration will be given to their yield; this yield would include the yield to maturity in the case of debt securities purchased at a discount. Consideration will also be given to the relative safety of debt securities purchased and, in the case of convertible debt securities, the possibility of capital growth.

     Among the other debt securities in which the Fund may invest are deposits in banks (represented by certificates of deposit or other evidence of deposit issued by such banks) of varying maturities. The Federal Deposit Insurance Corporation insures the principal of certain such deposits (Insured Deposits), currently to the extent of $100,000 per bank. Insured Deposits are not marketable, and the Fund will invest in them only within the 10% limit mentioned for Illiquid Investments unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

     A debt security may not be purchased if, at the time of purchase, it is in default in the payment of interest or if there is less than $1,000,000 principal amount outstanding.

SECURITIES - GENERAL

     The main types of securities in which the Funds may invest include common stock, preferred stock, debt securities and convertible securities. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. A Fund may invest in preferred stock rated in any rating category of the established rating services or, if unrated, judged by WRIMCO to be of equivalent quality. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality. As a general matter, however, when interest rates rise, the values of fixed-rate securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. Similarly, long-term bonds are generally more sensitive to interest rate changes than short-term bonds.

     Lower quality debt securities (commonly called junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than high-quality securities and may decline significantly in periods of general economic difficulty. The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for lower-rated debt securities, WRIMCO's research and credit analysis are an especially important part of managing securities of this type held by a Fund. WRIMCO continuously monitors the issuers of lower-rated debt securities in a Fund's portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

     Each of the Funds may invest in debt securities rated in any rating category of the established rating services, including securities rated in the lowest category (securities rated D by Standard & Poor's (S&P) and D by Moody's Corporation (Moody's)). Debt securities rated D by S&P or D by Moody's are in payment default or are regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated at least BBB by S&P or Baa by Moody's are considered to be investment grade debt securities. Securities rated BBB or Baa may have speculative characteristics. In addition, a Fund will treat unrated securities judged by WRIMCO to be of equivalent quality to a rated security as having that rating.

     While credit ratings are only one factor WRIMCO relies on in evaluating high-yield debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit ratings for individual securities may change from time to time, and the Fund may retain a portfolio security whose rating has been changed.

     Each of the Funds may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security. The issuer of such debt securities, typically an investment banking firm, is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although the debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash. Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

     Each of the Funds may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

    The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

     Each of the Funds may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer's common stock at the call price that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer's common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, convertible preferred stock is less volatile than the related common stock of the issuer.

SPECIFIC SECURITIES AND INVESTMENT PRACTICES

     FOREIGN SECURITIES AND CURRENCIES

     Each of the Funds may invest in the securities of foreign issuers, including depository receipts. In general, depository receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depository receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American depository receipts, in registered form, are dollar-denominated receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. International depository receipts and European depository receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-U.S. investors and traders in non-U.S. markets. Global depository receipts are designed to facilitate the trading of securities of foreign issuers by U.S. and non-U.S. investors and traders.

     WRIMCO believes that there are investment opportunities as well as risks in investing in foreign securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from domestic companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. Thus, the value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. WRIMCO believes that a Fund's ability to invest assets abroad might enable it to take advantage of these differences and strengths where they are favorable.

     However, foreign securities and foreign currencies involve additional significant risks, apart from the risks inherent in U.S. investments. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial conditions and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be greater possibility of default by foreign governments or government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that WRIMCO will be able to anticipate these potential events or counter their effects.

     The considerations noted above generally are intensified in developing countries. A developing country is a nation that, in WRIMCO's opinion, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the United Kingdom, France, Germany, Italy, Japan and Canada. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

     Certain foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     Certain of the Funds could also be adversely affected by the conversion of certain European currencies into the euro. This conversion, which is underway, is scheduled to be completed in 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

     The Funds may purchase and sell foreign currency and invest in foreign currency deposits, and may enter into forward currency contracts. The Funds may incur a transaction charge in connection with the exchange of currency. Currency conversion involves dealer spreads and other costs, although commissions are not usually charged. See Options, Futures and Other Strategies - Forward Currency Contracts.

     ILLIQUID INVESTMENTS

     Illiquid investments are investments that cannot be sold or otherwise disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include:

         (1)   repurchase agreements not terminable within seven days;
         (2)   restricted securities not determined to be liquid pursuant to guidelines established by the Funds' Board of Directors;
         (3)   non-government stripped fixed-rate mortgage-backed securities;
         (4) bank deposits unless they are payable at principal amount plus accrued interest on demand or within seven days after demand;

         (5)   over-the-counter (OTC) options and their underlying collateral;
         (6)   securities for which market quotations are not readily available;
         (7) securities involved in swaps, caps, floor and collar transactions.

     The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

     INDEXED SECURITIES

     Each Fund may purchase securities the value of which varies in relation to the value of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators, subject to its operating policy regarding derivative instruments. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying securities. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies. Certain indexed securities that are not traded on an established market may be deemed illiquid.

     INVESTMENT COMPANY SECURITIES

     Each Fund may purchase securities of closed-end investment companies. As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

     LENDING SECURITIES

     Securities loans may be made on a short-term or long-term basis for the purpose of increasing a Fund's income. If a Fund lends securities, the borrower pays the Fund an amount equal to the dividends or interest on the securities that the Fund would have received if it had not lent the securities. The Fund also receives additional compensation. Under the Fund's current securities lending procedures, each Fund may lend securities only to broker-dealers and financial institutions deemed creditworthy by WRIMCO.

     Any securities loan that a Fund makes must be collateralized in accordance with applicable regulatory requirements (the Guidelines). At the time of each loan, the Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. Under the present Guidelines, the collateral must consist of cash, U.S. Government securities or bank letters of credit, at least equal in value to the market value of the securities lent on each day that the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to return of the excess collateral.

     There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for a Fund to receive interest on the investment of the cash collateral or to receive interest on the U.S. Government securities used as collateral. Part of the interest received in either case may be shared with the borrower.

     The letters of credit that a Fund may accept as collateral are agreements by banks (other than the borrowers of the Fund's securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Fund, while the letter is in effect, amounts demanded by the Fund if the demand meets the terms of the letter. The Fund's right to make this demand secures the borrower's obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Fund's custodian bank) must be satisfactory to the Fund. Each Fund will make loans only under rules of the New York Stock Exchange (NYSE), which presently require the borrower to give the securities back to the Fund within five business days after the Fund gives notice to do so. If a Fund loses its voting rights on securities loaned, it will have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on. A Fund may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

     Some, but not all, of these rules are necessary to meet requirements of certain laws relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. These requirements do not cover the present rules, which may be changed without shareholder vote, as to: (1) whom securities may be loaned; (2) the investment of cash collateral; or
(3) voting rights.

     There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases, risks of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially.

     MONEY MARKET INSTRUMENTS

     Money market instruments are high-quality, short-term debt instruments that generally present minimal credit risk. They may include U.S. Government securities, commercial paper and other short-term corporate obligations, and certificates of deposit and other financial institution obligations. These instruments may carry fixed or variable interest rates.

     MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

     The U.S. Government mortgage-backed securities in which a Fund may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by Ginnie Mae, Fannie Mae, or Freddie Mac. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

     Each Fund may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders, or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and a Fund may invest in them if WRIMCO determines they are consistent with the Fund's goal(s) and investment policies.

     STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security.

     For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of the investor's initial investment, even if the security is guaranteed by the U.S. Government or considered to be of the highest quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other CMOs involve special risks, and evaluating them requires special knowledge.

     ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

     SPECIAL CHARACTERISTICS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

     The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

     Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed-rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Changes in the rate or speed of these payments can cause the value of the mortgage backed securities to fluctuate rapidly. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

     The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. Government mortgage-backed securities. CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced. These changes can result in volatility in the market value and in some instances reduced liquidity, of the CMO class.

     OPTIONS, FUTURES AND OTHER STRATEGIES

     GENERAL. WRIMCO may use certain options, futures contracts (sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, Financial Instruments) to attempt to enhance income or yield or to attempt to hedge a Fund's investments. The strategies described below may be used in an attempt to manage the risks of the Fund's investments that can affect fluctuation in its NAV.

     Generally, a Fund may purchase and sell any type of Financial Instrument. However, as an operating policy, a Fund will only purchase or sell a particular Financial Instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. Since each Fund is authorized to invest in foreign securities it may purchase and sell foreign currency derivatives.

     Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund's portfolio. Thus, in a short hedge a Fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

     Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge, a Fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If a Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's portfolio is the same as if the transaction were entered into for speculative purposes.

     Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a Fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

     The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission (the SEC), the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the CFTC). In addition, a Fund's ability to use Financial Instruments is limited by tax considerations. See Taxes.

     In addition to the instruments, strategies and risks described below, WRIMCO expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as WRIMCO develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. WRIMCO may utilize these opportunities to the extent that they are consistent with the Funds' goal(s) and permitted by the Funds' investment limitations and applicable regulatory authorities. The Funds might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Funds' Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

     SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

     (1) Successful use of most Financial Instruments depends upon WRIMCO's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

     (2) There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculation or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because WRIMCO projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

     (4) As described below, a Fund might be required to maintain assets as cover, maintain accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time.

     (5) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (counterparty) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

     COVER. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (covered) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.

     Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     OPTIONS. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

     The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Fund would expect to suffer a loss.

     Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

     Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

      A type of put which the Funds may purchase is an optional delivery standby commitment which is entered into by parties selling debt securities to a Fund. An optional delivery standby commitment gives a Fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

     RISKS OF OPTIONS ON SECURITIES. Options offer large amounts of leverage, which will result in a Fund's NAV being more sensitive to changes in the value of the related instrument. Each of the Funds may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

     A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

     OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the multiplier), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier is the closing level if less than the exercise price.

     RISKS OF OPTIONS ON INDEXES. The risks of investment in options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of its writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

     Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a Fund as the call writer will not learn that the Fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This timing risk is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

     If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

     OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

     Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The purchase of futures contracts or call options on futures contracts can serve as a long hedge, and the sale of futures contracts or the purchase of put options on a futures contract can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

     In addition, futures contract strategies can be used to manage the average duration of a Fund's fixed-income portfolio. If WRIMCO wishes to shorten the average duration of a Fund's fixed-income portfolio, the Fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If WRIMCO wishes to lengthen the average duration of a Fund's fixed-income portfolio, the Fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit initial margin in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Purchasers and sellers of futures contracts and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

     Under certain circumstances, futures contracts exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or liquid assets in an account.

     RISK OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by WRIMCO may still not result in a successful transaction. WRIMCO may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

     INDEX FUTURES. The risk of imperfect correlation between movements in the price of an index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of a Fund's portfolio diverges from the securities included in the applicable index. The price of the index futures contract may move more than or less than the price of the securities being hedged. If the price of the index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures contract, a Fund may buy or sell index futures contracts in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of the securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a Fund has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, a Fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indexes on which the futures contracts are based.

     Where index futures contracts are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

     FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. Each Fund may use options and futures contracts on foreign currencies (including the euro), as described above, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     Each Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which WRIMCO believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

     The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

     Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     FORWARD CURRENCY CONTRACTS. Each Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

     Such transactions may serve as long hedges; for example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that a Fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale, dividend or interest payment of a security denominated in a foreign currency.

     Each Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro's value. Such a hedge, sometimes referred to as a position hedge, would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. Each Fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Each Fund also may use forward currency contracts to attempt to enhance income or yield. A Fund could use forward currency contracts to increase its exposure to foreign currencies that WRIMCO believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if a Fund owned securities denominated in a foreign currency and WRIMCO believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

     The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

     As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, WRIMCO believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of a Fund will be served.

     Successful use of forward currency contracts depends on WRIMCO's skill in analyzing and predicting currency values. Forward currency contracts may substantially change a Fund's exposure to changes in currency exchange rates and could result in losses to a Fund if currencies do not perform as WRIMCO anticipates. There is no assurance that WRIMCO's use of forward currency contracts will be advantageous to a Fund or that WRIMCO will hedge at an appropriate time.

     COMBINED POSITIONS. A Fund may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     TURNOVER. A Fund's options and futures contracts activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

     SWAPS, CAPS, FLOORS AND COLLARS. Each of the Funds may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date or to attempt to enhance yield. Swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive cash flows on a notional principal amount, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and selling a floor.

     Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield because these agreements affect a Fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

     Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options.

     The creditworthiness of firms with which a Fund enters into swaps, caps or floors will be monitored by WRIMCO. If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Fund's custodian that satisfies the requirements of the Investment Company Act of 1940, as amended (the 1940 Act). Each Fund will also establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Fund. WRIMCO and the Funds believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions. The position of the SEC is that assets involved in swap transactions are illiquid and are, therefore, subject to the limitations on investing in illiquid securities.

     REPURCHASE AGREEMENTS

     Each of the Funds may purchase securities subject to repurchase agreements. The Fund will not enter into a repurchase transaction that will cause more than 10% of its net assets to be invested in illiquid investments, which include repurchase agreements not terminable within seven days. See Illiquid Investments. A repurchase agreement is an instrument under which a Fund purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

     The majority of the repurchase agreements in which a Fund will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that a Fund may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Fund. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value and loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. The Funds' repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Funds' custodian bank or by a third party that qualifies as a custodian under section 17(f) of the 1940 Act, is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon. Repurchase agreements are entered into only with those entities approved by WRIMCO.

     RESTRICTED SECURITIES

     Each of the Funds may purchase restricted securities. Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     There are risks associated with investment in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent a Fund from reselling the securities at a time when such sale would be desirable. Restricted securities in which a Fund seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities. Certain restricted securities, e.g. Rule 144A securities, may be determined to be liquid in accordance with guidelines adopted by the Board of Directors. See Illiquid Investments.

     U.S. GOVERNMENT SECURITIES

     Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (U.S. Government securities) are high quality debt instruments issued or guaranteed as to principal or interest by the U.S. Treasury or an agency or instrumentality of the U.S. Government. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

     U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Fannie Mae (also known as the Federal National Mortgage Association), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (Ginnie Mae), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (Freddie Mac), Farm Credit Banks, Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association.

     Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Other securities, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Funds will invest in securities of agencies and instrumentalities only if WRIMCO is satisfied that the credit risk involved is acceptable.

     U.S. Government securities may include mortgage-backed securities issued by U.S. Government agencies or instrumentalities including, but not limited to, Ginnie Mae, Freddie Mac and Fannie Mae. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. See Mortgage-Backed and Asset-Backed Securities. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (i.e., liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. Government to tighten the availability of its credit.

     VARIABLE OR FLOATING RATE INSTRUMENTS

     Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

     WARRANTS AND RIGHTS

     Warrants are options to purchase equity securities at specified prices for a specific period of time. The prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp decline in value than the underlying security might be. They are also generally less liquid than an investment in the underlying shares.

     WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

     Each Fund may purchase any securities in which it may invest on a when-issued or delayed-delivery basis or sell them on a delayed-delivery basis. In either case, payment and delivery for the securities take place at a future date. The securities so purchased or sold by a Fund are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, a Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to a Fund until delivery and payment is completed. When a Fund makes a commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of the securities in determining its NAV per share. When a Fund sells securities on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the securities. When a Fund makes a commitment to sell securities on a delayed basis, it will record the transaction and thereafter value the securities at the sales price in determining the Fund's NAV per share. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity, or could suffer a loss.

     Ordinarily a Fund purchases securities on a when-issued or delayed-delivery basis with the intention of actually taking delivery of the securities. However, before the securities are delivered to the Fund and before it has paid for them (the settlement date), the Fund could sell the securities if WRIMCO decided it was advisable to do so for investment reasons. The Fund will hold aside or segregate cash or other securities, other than those purchased on a when-issued or delayed-delivery basis, at least equal to the amount it will have to pay on the settlement date; these other securities may, however, be sold at or before the settlement date to pay the purchase price of the when-issued or delayed-delivery securities.

     ZERO COUPON SECURITIES

     Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or do not specify a future date when the securities begin to pay current interest; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change and generally are subject to greater price fluctuations in response to changing interest rates than prices of comparable maturities that make current distributions of interest in cash.

     Each of the Funds may invest in zero coupon securities that are stripped U.S. Treasury notes and bonds, zero coupon bonds of corporate issuers and other securities that are issued with original issue discount (OID). The Federal tax law requires that a holder of a security with OID accrue a ratable portion of the OID on the security as income each year, even though the holder may receive no interest payment on the security during the year. Accordingly, although a Fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have current income attributable to those securities and includable in the dividends paid to its shareholders. Those dividends will be paid from a Fund's cash assets or by liquidation of portfolio securities, if necessary, at a time when a Fund otherwise might not have done so.

     A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

     The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S.

Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. Government, a government agency, or a corporation in zero coupon form.

INVESTMENT RESTRICTIONS AND LIMITATIONS

     Certain of the Funds' investment restrictions and other limitations are described in this SAI. The following are each Fund's fundamental investment limitations set forth in their entirety, which, like the Fund's goal(s), cannot be changed without shareholder approval. For this purpose, shareholder approval means the approval, at a meeting of Fund shareholders, by the lesser of (1) the holders of 67% or more of the Fund's shares represented at the meeting, if more than 50% of the Fund's outstanding shares are present in person or by proxy or
(2) more than 50% of the Fund's outstanding shares. A Fund may not:

          (1) Buy real estate nor any nonliquid interests in real estate investment trusts;

          (2) Buy shares of other investment companies that redeem their shares. A Fund can buy shares of investment companies that do not redeem their shares if it does so in a regular transaction in the open market and then does not have more than one-tenth (i.e., 10%) of the total assets of the four Funds in these shares;

          (3) Lend money or other assets, other than through certain limited types of loans; the Funds may buy debt securities and other obligations consistent with their respective goals and their other investment policies and restrictions; they may also lend their portfolio securities to the extent allowed, and in accordance with the requirements, under the 1940 Act and enter into repurchase agreements except as indicated above;

               The following interpretation applies to, but is not part of, this fundamental restriction: the Fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

          (4) Invest for the purpose of exercising control or management of other companies;

          (5) Participate on a joint, or a joint and several, basis in any trading account in any securities;

          (6) Sell securities short (unless a Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), or purchase securities on margin, except that (1) this policy does not prevent a Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (2) a Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (3) a Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;


          (7) Engage in the underwriting of securities, that is, the selling of securities of other issuers;

          (8) With respect to 75% of its total assets, purchase securities of any one issuer (other than cash items and Government securities as defined in the 1940 Act, if immediately after and as a result of such purchase, (a) the value of the holdings of a Fund in the securities of such issuer exceeds 5% of the value of a Fund's total assets, or (b) a Fund owns more than 10% of the outstanding voting securities of such issuer; Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors Accumulative Fund and Waddell & Reed Advisors Bond Fund may not buy securities of companies in any one industry if more than 25% of that Fund's total assets would then be invested in companies in that industry;

          (9) Purchase or sell physical commodities; however, this policy shall not prevent a Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

          (10) Invest more than 5% of all of the Funds' total assets in securities issued by foreign governments;

          (11) Borrow money; however, this policy shall not prevent a Fund from pledging its assets in connection with its purchase and sale of futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

          (12) Issue senior securities.

     THE FOLLOWING INVESTMENT RESTRICTIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF DIRECTORS WITHOUT SHAREHOLDER APPROVAL:

          (1) At least 65% of Waddell & Reed Advisors Bond Fund's total assets will be invested during normal market conditions in bonds. Waddell & Reed Advisors Bond Fund may not purchase any securities other than debt securities if, as a result, more than 10% of the value of the Fund's total assets would consist of such other securities. This 10% limit does not include (1) any securities required to be sold as promptly as practicable after conversion of convertible debt securities or exercise of warrants, as set forth below, or (2) premiums paid or received by the Fund as to those put and call options that this Fund is permitted to use, the value of any put or call options or futures contracts held by it or the amount of initial or variation margin deposits as to those puts, calls or futures contracts that it is permitted to use. The Fund may convert convertible debt securities and exercise warrants provided that, if as a result of conversion or exercise and/or as a result of warrants becoming separately salable more than 10% of the Fund's total assets consists of non-debt securities, sufficient non-debt securities will be sold as promptly as practicable to reduce the percentage of such non-debt securities held by the Fund to 10% or less of its total assets, less the amounts set forth in (2) above.

          (2) Under normal market conditions, Waddell & Reed Advisors Core Investment Fund will invest at least 65% of its total assets in income-producing securities.

          (3) Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Core Investment Fund and Waddell & Reed Advisors Science and Technology Fund do not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of its total assets would consist of such investments. Waddell & Reed Advisors Bond Fund does not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 20% of its total assets would consist of such investments.

          (4) Each Fund may not invest more than 20% of its net assets in foreign securities.

          (5) Each Fund may not purchase a security if, as a result, more than 10% of its net assets would consist of illiquid investments.

          (6) Each Fund does not currently intend to invest more than 5% of its total assets in the securities of other investment companies.

          (7) To the extent that a Fund enters into futures contracts, options on futures contracts or options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is in-the-money if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is in-the-money if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a Fund's total assets that are at risk in futures contracts, options on futures contracts and currency options.

     An investment policy or limitation that states a maximum percentage of a Fund's assets that may be so invested or prescribes quality standards is typically applied immediately after, and based on, a Fund's acquisition of an asset. Accordingly, a subsequent change in the asset's value, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.

PORTFOLIO TURNOVER

     A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. The Fund's turnover rate may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for the redemption of its shares.

     The portfolio turnover rate for Bond Fund for the fiscal periods ended September 30, 2000 and December 31, 1999 and 1998 was 23.21%, 34.12% and 33.87%,
respectively.

     The portfolio turnover rates for each of the other Funds for the fiscal years ended December 31, 2000 and December 31, 1999 were as follows:


                                                                  2000                      1999
                                                                  ----                      ----
----------------------------------------------------------------------------------------------------------
Accumulative Fund                                                   384.37%                  372.35%
----------------------------------------------------------------------------------------------------------
Core Investment Fund                                                 48.05%                   53.79%
----------------------------------------------------------------------------------------------------------
Science and Technology Fund                                          80.14%                   40.35%
----------------------------------------------------------------------------------------------------------


     The increase in the turnover rate for the Science and Technology Fund from 1999 to 2000 is due, primarily, to the appointment of a new portfolio manager as of April 2000 as well as due to the active management of the Fund and the volatility of the market during the period.

     A high turnover rate will increase transaction costs and commission costs that will be borne by the Fund and could generate taxable income or loss.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

THE MANAGEMENT AGREEMENT

     The Funds have an Investment Management Agreement (the Management Agreement) with WRIMCO. Under the Management Agreement, WRIMCO is employed to supervise the investments of the Funds and provide investment advice to the Funds. The address of WRIMCO and Waddell & Reed, Inc. is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Waddell & Reed, Inc. is the Funds' underwriter.

     The Management Agreement permits WRIMCO, or an affiliate of WRIMCO, to enter into a separate agreement for transfer agency services (Shareholder Servicing Agreement) and a separate agreement for accounting services (Accounting Services Agreement) with the Funds. The Management Agreement contains detailed provisions as to the matters to be considered by the Funds' Board of Directors prior to approving any Shareholder Servicing Agreement or Accounting Services Agreement.

WADDELL & REED FINANCIAL, INC.

     WRIMCO is a wholly owned subsidiary of Waddell & Reed, Inc. Waddell & Reed, Inc. is a wholly owned subsidiary of Waddell & Reed Financial Services, Inc., a holding company, which is a wholly owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company. The address of these companies is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

     WRIMCO and its predecessors have served as investment manager to each of the registered investment companies in the Waddell & Reed Advisors Funds (formerly, the United Group of Mutual Funds), W&R Target Funds, Inc. (formerly, Target/United Funds, Inc.) and W&R Funds, Inc. (formerly, Waddell & Reed Funds, Inc.) since 1940 or each company's inception date, whichever is later. Waddell & Reed, Inc. serves as principal underwriter for the investment companies in the Waddell & Reed Advisors Funds and W&R Funds, Inc. and acts as distributor for variable life insurance and variable annuity policies for which W&R Target Funds, Inc. is the underlying investment vehicle.

SHAREHOLDER SERVICES

     Under the Shareholder Servicing Agreement entered into between the Funds and Waddell & Reed Services Company (the Agent), a subsidiary of Waddell & Reed, Inc., the Agent performs shareholder servicing functions, including the maintenance of shareholder accounts, the issuance, transfer and redemption of shares, distribution of dividends and payment of redemptions, the furnishing of related information to the Funds and handling of shareholder inquiries. A new Shareholder Servicing Agreement, or amendments to the existing one, may be approved by the Funds' Board of Directors without shareholder approval.

ACCOUNTING SERVICES

     Under the Accounting Services Agreement entered into between the Funds and the Agent, the Agent provides each Fund with bookkeeping and accounting services and assistance, including maintenance of the Funds' records, pricing of the Funds' shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. A new Accounting Services Agreement, or amendments to an existing one, may be approved by the Funds' Board of Directors without shareholder approval.

PAYMENTS BY THE FUNDS FOR MANAGEMENT, ACCOUNTING AND SHAREHOLDER SERVICES

     Under the Management Agreement, for WRIMCO's management services, Bond Fund pays WRIMCO a fee as described in the Prospectus. The management fees paid by Bond Fund to WRIMCO during the Fund's fiscal periods ended September 30, 2000, December 31, 1999, 1998 and 1997 were $1,939,561, $2,525,129, $2,284,751 and
$2,221,667, respectively.

     The management fees paid to WRIMCO for each of the other Funds during the last three fiscal years were as follows:

                                                              2000                 1999                1998
                                                              ----                 ----                ----
---------------------------------------------------------------------------------------------------------------------
Accumulative Fund                                         $16,127,584          $11,969,745           $ 9,490,941
---------------------------------------------------------------------------------------------------------------------
Core Investment Fund                                       50,038,170           44,402,694            39,808,311
---------------------------------------------------------------------------------------------------------------------
Science and Technology Fund                                32,296,310           16,101,855             7,557,688
---------------------------------------------------------------------------------------------------------------------
                                                          -----------          -----------           ------------
---------------------------------------------------------------------------------------------------------------------
Total                                                     $98,462,064          $72,474,294           $56,856,940
---------------------------------------------------------------------------------------------------------------------


     For purposes of calculating the daily fee the Funds do not include money owed to them by Waddell & Reed, Inc. for shares which it has sold but not yet paid the Funds. The Funds accrue and pay this fee daily.

     Under the Shareholder Servicing Agreement, with respect to Class A, Class B and Class C shares each Fund pays the Agent, effective September 1, 2000, a monthly fee for each shareholder account that was in existence at any time during the prior month. The monthly fee for Accumulative Fund is $1.3625; for Bond Fund, $1.6125; for Core Investment Fund, $1.4125; and for Science and Technology Fund, $1.3625. For Class Y shares, each Fund pays the agent a monthly fee equal to one-twelfth of .15 of 1% of the average daily net assets of that class for the preceding month.

Prior to September 1, 2000, with respect to Class A, Class B and Class C shares, the Funds paid the Agent a monthly fee of $1.3125 for each shareholder account that was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution, of cash or shares, had a record date in that month. The Funds also pay certain out-of-pocket expenses of the Agent, including long distance telephone communications costs; microfilm and storage costs for certain documents; forms, printing and mailing costs; charges of any sub-agent used by Agent in performing services under the Shareholder Servicing Agreement; and costs of legal and special services not provided by Waddell & Reed, Inc., WRIMCO or the Agent.

     Under the Accounting Services Agreement, each Fund pays the Agent a monthly fee of one-twelfth of the annual fee shown in the following table (as amended September 1, 2000).

                             ACCOUNTING SERVICES FEE

           Average Net Asset Level           Annual Fee
          (all dollars in millions)       Rate for Each Fund
          -------------------------       ------------------
          From $    0 to $   10                $      0
          From $   10 to $   25                $ 11,000
          From $   25 to $   50                $ 22,000
          From $   50 to $  100                $ 33,000
          From $  100 to $  200                $ 44,000
          From $  200 to $  350                $ 55,000
          From $  350 to $  550                $ 66,000
          From $  550 to $  750                $ 77,000
          From $  750 to $1,000                $ 93,500
               $1,000 and Over                 $110,000

     Plus, for each class of shares in excess of one, each Fund pays the Agent a monthly per-class fee equal to 2.5% of the monthly base fee.

     Prior to September 1, 2000, the Accounting Services Fee structure was:

                             ACCOUNTING SERVICES FEE

           Average Net Asset Level           Annual Fee
          (all dollars in millions)       Rate for Each Fund
          -------------------------       ------------------
          From $    0 to $   10                $      0
          From $   10 to $   25                $ 10,000
          From $   25 to $   50                $ 20,000
          From $   50 to $  100                $ 30,000
          From $  100 to $  200                $ 40,000
          From $  200 to $  350                $ 50,000
          From $  350 to $  550                $ 60,000
          From $  550 to $  750                $ 70,000
          From $  750 to $1,000                $ 85,000
               $1,000 and Over                 $100,000

     Fees paid to the Agent for accounting services by Bond Fund for the fiscal periods ended September 30, 2000, December 31, 1999, 1998 and 1997 were $45,913, $60,833, $61,667 and $60,000, respectively.

     Fees paid to the Agent by the other Funds for the fiscal years ended December 31, 2000, 1999 and 1998 were as follows:


                                                              2000                 1999                1998
                                                              ----                 ----                ----
----------------------------------------------------------------------------------------------------------------
Accumulative Fund                                           $106,083             $100,000            $100,000
----------------------------------------------------------------------------------------------------------------
Core Investment Fund                                         106,083              100,000             100,000
----------------------------------------------------------------------------------------------------------------
Science and Technology Fund                                  106,083              100,000             100,000
----------------------------------------------------------------------------------------------------------------

     Since the Funds pay a management fee for investment supervision and an accounting services fee for accounting services as discussed above, WRIMCO and the Agent, respectively, pay all of their own expenses in providing these services. Amounts paid by the Funds under the Shareholder Servicing Agreement are described above. Waddell & Reed, Inc. and affiliates pay the Funds' Directors and officers who are affiliated with WRIMCO and its affiliates. The Funds pay the fees and expenses of the Funds' other Directors.

     Waddell & Reed, Inc., under an agreement separate from the Management Agreement, Shareholder Servicing Agreement and Accounting Services Agreement, acts as the Funds' underwriter, i.e., sells its shares on a continuous basis. Waddell & Reed, Inc. is not required to sell any particular number of shares, and sells shares only for purchase orders received. Under this agreement, Waddell & Reed, Inc. pays the costs of sales literature, including the costs of shareholder reports used as sales literature. The aggregate dollar amounts of underwriting commissions for Accumulative Fund, Core Investment Fund and

Science and Technology Fund for Class A shares for the fiscal years ended December 31, 2000, 1999 and 1998 were as follows:


                                                         2000                  1999                1998
--------------------------------------------------------------------------------------------------------------------
Accumulative Fund                                    $ 3,382,522            $3,990,870          $4,324,359
--------------------------------------------------------------------------------------------------------------------
Core Investment Fund                                 16,003,927             19,666,101          22,458,221
--------------------------------------------------------------------------------------------------------------------
Science and Technology Fund                          12,267,878             9,964,502           4,781,920
--------------------------------------------------------------------------------------------------------------------


     The aggregate dollar amounts of underwriting commissions for Accumulative Fund, Core Investment Fund and Science and Technology Fund for Class B shares for the fiscal years ended December 31, 2000 and 1999 were as follows:


                                                          2000              1999
------------------------------------------------------------------------------------------------
Accumulative Fund                                       $ 7,132             $96
------------------------------------------------------------------------------------------------
Core Investment Fund                                     90,225             437
------------------------------------------------------------------------------------------------
Science and Technology Fund                              76,514              391
------------------------------------------------------------------------------------------------


     The aggregate dollar amounts of underwriting commissions for Accumulative Fund, Core Investment Fund and Science and Technology Fund for Class C shares for the fiscal years ended December 31, 2000 and 1999 were as follows:


                                                         2000              1999
------------------------------------------------------------------------------------------------
Accumulative Fund                                       $ 1,324             $0
------------------------------------------------------------------------------------------------
Core Investment Fund                                      8,823              58
------------------------------------------------------------------------------------------------
Science and Technology Fund                              14,317             32
------------------------------------------------------------------------------------------------


     The amounts retained by Waddell & Reed, Inc. for Accumulative Fund, Core Investment Fund and Science and Technology Fund for the fiscal years ended December 31, 2000, 1999 and 1998 were as follows:


                                                           2000                1999                1998
--------------------------------------------------------------------------------------------------------------------
Accumulative Fund                                       $1,134,306          $1,609,366          $1,825,544
--------------------------------------------------------------------------------------------------------------------
Core Investment Fund                                     5,576,523           8,013,739           9,450,906
--------------------------------------------------------------------------------------------------------------------
Science and Technology Fund                              4,003 495           3,819,719           1,968,167
--------------------------------------------------------------------------------------------------------------------


     For Bond Fund, the aggregate dollar amounts of underwriting commissions for the periods shown were as follows:


                                             For the                      For the                     For the
                                         period from                  fiscal year                 fiscal year
                                         12-30-99 to                        ended                       ended
                                             9-30-00                     12-31-99                    12-31-98
-------------------------------------------------------------------------------------------------------------------
Class A shares                          $766,529                    $1,651,533                  $1,807,669
-------------------------------------------------------------------------------------------------------------------
Class B shares                             4,677                             1                         N/A
-------------------------------------------------------------------------------------------------------------------
Class C shares                               388                            65                         N/A
-------------------------------------------------------------------------------------------------------------------


     For Bond Fund, the amounts retained by Waddell & Reed, Inc. for the period from December 31, 1999 to September 30, 2000, and the fiscal years ended December 31, 1999 and 1998 were $210,070, $640,308 and $742,360, respectively.

     As described in the Prospectus, Waddell & Reed, Inc. reallows to selling broker-dealers a portion of the sales charge paid for purchases of Class A shares. A major portion of the sales charge for Class A shares and the CDSC for Class B and Class C shares and for certain Class A shares may be paid to financial advisors and managers of Waddell & Reed, Inc. and selling broker-dealers. Waddell & Reed, Inc. may compensate its financial advisors as to purchases for which there is no front-end sales charge or deferred sales charge.

     The Funds pay all of their other expenses. These include the costs of materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, custodian fees, fees payable by the Funds under Federal or other securities laws and to the Investment Company Institute and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

     Under the Distribution and Service Plan (Plan) for Class A shares adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, each Fund may pay Waddell & Reed, Inc., the principal underwriter for the Funds, a fee not to exceed .25% of a Fund's average annual net assets attributable to Class A shares, paid monthly, to reimburse Waddell & Reed, Inc. for its costs and expenses in connection with, either directly or through others, the distribution of the Class A shares, the provision of personal services to Class A shareholders and/or maintenance of Class A shareholder accounts.

     Waddell & Reed, Inc. offers each Fund's shares through its financial advisors, registered representatives and sales managers (sales force)and through other broker-dealers, banks and other appropriate intermediaries. In distributing shares through its sales force, Waddell & Reed, Inc. will pay commissions and incentives to the sales force at or about the time of sale and will incur other expenses including costs for prospectuses, sales literature, advertisements, sales office maintenance, processing of orders and general overhead with respect to its efforts to distribute the Fund's shares. The Class A Plan permits Waddell & Reed, Inc. to receive reimbursement for these Class A-related distribution activities through the distribution fee, subject to the limit contained in the Plan. The Class A Plan also permits Waddell & Reed, Inc. to be reimbursed for amounts it expends in compensating, training and supporting registered financial advisors, sales managers and/or other appropriate personnel in providing personal services to Class A shareholders of each Fund and/or maintaining Class A shareholder accounts; increasing services provided to Class A shareholders of each Fund by office personnel located at field sales offices; engaging in other activities useful in providing personal service to Class A shareholders of each Fund and/or maintenance of Class A shareholder accounts; and in compensating broker-dealers and other third parties who may regularly sell Class A shares of each Fund, for providing shareholder services and/or maintaining shareholder accounts with respect to Class A shares. For Accumulative Fund, Core Investment Fund and Science and Technology Fund, for the fiscal year ended December 31, 2000, service and distribution fees paid (or accrued) under the Class A Plan were as follows:


                                                            Service                Distribution
                                                              Fee                       Fee
                                                            -------                ------------
-----------------------------------------------------------------------------------------------------------
Accumulative Fund                                       $ 5,332,967              $  330,628
-----------------------------------------------------------------------------------------------------------
Core Investment Fund                                     19,204,952               1,055,698
-----------------------------------------------------------------------------------------------------------
Science and Technology Fund                               9,074,218                 542,897
-----------------------------------------------------------------------------------------------------------


     For Bond Fund, for the period from December 31, 1999 to September 30, 2000, service and distribution fees paid (or accrued) by Bond Fund under the Class A Plan were $843,195 and $59,821, respectively.


     Under the Plans adopted by the Funds for Class B shares and Class C shares, respectively, each Fund may pay Waddell & Reed, Inc. a service fee of up to exceed 0.25% of the Fund's average annual net assets of the class, paid daily, to compensate Waddell & Reed, Inc. for, either directly or through others, providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class and a distribution fee of up to 0.75% of the Fund's average annual net assets of the class, paid daily, to compensate Waddell & Reed, Inc. for, either directly or through others, distributing the shares of that class. The Class B Plan and the Class C Plan each permit Waddell & Reed, Inc. to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan. For Accumulative Fund, Core Investment Fund and Science and Technology Fund, for the fiscal year ended December 31, 2000, service and distribution fees paid (or accrued) under the Class B Plan were as follows:


                                                           Service                Distribution
                                                             Fee                       Fee
                                                           -------                ------------
-----------------------------------------------------------------------------------------------------------
Accumulative Fund                                       $ 27,394                 $ 81,996
-----------------------------------------------------------------------------------------------------------
Core Investment Fund                                     116,198                  351,239
-----------------------------------------------------------------------------------------------------------
Science and Technology Fund                              121,299                  371,761
-----------------------------------------------------------------------------------------------------------


     For Bond Fund, for the period from December 31, 1999 to September 30, 2000, service and distribution fees paid (or accrued) by Bond Fund under the Class B Plan were $7,941 and $23,658, respectively.

     For Accumulative Fund, Core Investment Fund and Science and Technology Fund, for the fiscal year ended December 31, 2000, service and distribution fees paid (or accrued) under the Class C Plan were as follows:


                                                          Service                Distribution
                                                            Fee                       Fee
                                                          -------                ------------
-----------------------------------------------------------------------------------------------------------
Accumulative Fund                                       $ 4,308                  $12,918
-----------------------------------------------------------------------------------------------------------
Core Investment Fund                                     23,449                   70,880
-----------------------------------------------------------------------------------------------------------
Science and Technology Fund                              20,066                   60,535
-----------------------------------------------------------------------------------------------------------


     For Bond Fund, for the period from December 31, 1999 to September 30, 2000, service and distribution fees paid (or accrued) by Bond Fund under the Class C Plan were $1,437 and $4,285, respectively.

     The only Directors or interested persons, as defined in the 1940 Act, of the Funds who have a direct or indirect financial interest in the operation of a Plan are the officers and Directors who are also officers of either Waddell & Reed, Inc. or its affiliate(s) or who are shareholders of Waddell & Reed Financial, Inc., the indirect parent company of Waddell & Reed, Inc. Each Plan is anticipated to benefit a Fund and its shareholders of the affected class through Waddell & Reed, Inc.'s activities not only to distribute the shares of the affected class but also to provide personal services to shareholders of that class and thereby, promote the maintenance of their accounts with the Fund. The Funds anticipate that shareholders of a particular class may benefit to the extent that Waddell & Reed's activities are successful in increasing the assets of a Fund, through increased sales or reduced redemptions, or a combination of these, and reducing a shareholder's share of Fund and class expenses. Increased Fund assets may also provide greater resources with which to pursue the goal(s) of the Fund. Further, continuing sales of Fund shares may also reduce the likelihood that it will be necessary to liquidate portfolio securities, in amounts or at times that may be disadvantageous to the Fund, to meet redemption demands. In addition, the Funds anticipate that the revenues from the Plans will provide Waddell & Reed, Inc. with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to a Fund and the shareholders of the affected class.

     To the extent that Waddell & Reed, Inc. incurs expenses for which reimbursement or compensation may be made under the Plans that relate to distribution and service activities also involving another fund in the Waddell & Reed Advisors Funds or W&R Funds, Inc., Waddell & Reed, Inc. typically determines the amount attributable to each Fund's expenses under the applicable Plan on the basis of a combination of the respective classes' relative net assets and number of shareholder accounts.

     As noted above, Class A shares, Class B shares and Class C shares are offered through Waddell & Reed, Inc. and other broker-dealers. In addition to the dealer reallowance that may be applicable to Class A share purchases, as described in the Prospectus, Waddell & Reed, Inc. may pay such broker-dealers a portion of the fees it receives under the respective Plans as well as other compensation in connection with the distribution of Fund shares, including the following: 1) for the purchase of Class A shares purchased at NAV by clients of Legend Equities Corporation (Legend), Waddell & Reed, Inc. (or its affiliate) may pay Legend 1.00% of net assets invested; 2) for the purchase of Class B shares, Waddell & Reed, Inc. (or its affiliate) may pay Legend 4.00% of net assets invested; 3) for the purchase of Class C shares, Waddell & Reed, Inc. (or its affiliate) may pay Legend 1.00% of net assets invested.

     Each Plan was approved by the Funds' Board of Directors, including the Directors who are not interested persons of the Funds and who have no direct or indirect financial interest in the operations of each Plan or any agreement referred to in each Plan (hereafter, the Plan Directors). Each Class A Plan was also approved by the affected shareholders of the Fund.

     Among other things, each Plan provides that (1) Waddell & Reed, Inc. will provide to the Directors of the Funds at least quarterly, and the Directors will review, a report of amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto will be effective only if approved, by the Directors including the Plan Directors acting in person at a meeting called for that purpose, (3) amounts to be paid by a Fund under the Plan may not be materially increased without the vote of the holders of a majority of the outstanding shares of the affected class of that Fund, and
(4) while the Plan remains in effect, the selection and nomination of the Directors who are Plan Directors will be committed to the discretion of the Plan Directors.

CUSTODIAL AND AUDITING SERVICES

     The custodian for each Fund is UMB Bank, n.a., 928 Grand Boulevard, Kansas City, Missouri. In general, the custodian is responsible for holding each Fund's cash and securities. Deloitte & Touche LLP, 1010 Grand Boulevard, Kansas City, Missouri, the Funds' independent auditors, audits each Fund's financial statements.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

DETERMINATION OF OFFERING PRICE

     The NAV of each class of the shares of a Fund is the value of the assets of that class, less the class's liabilities, divided by the total number of outstanding shares of that class.

     Class A shares of the Funds are sold at their next determined NAV plus the sales charge described in the Prospectus. The sales charge is paid to Waddell & Reed, Inc., the Fund's underwriter. The price makeup as of December 31, 2000, which is the most recent balance sheet for the Accumulative, Core Investment and Science and Technology Funds included in this SAI, were as follows:


     WADDELL & REED ADVISORS ACCUMULATIVE FUND

         NAV per Class A share (Class A
              net assets divided by Class A shares
              outstanding) .............................................................       $8.50
         Add:  selling commission (5.75% of offering
              price) ...................................................................         .52
                                                                                              ------
         Maximum offering price per Class A share
              (Class A NAV divided by 94.25%) ..........................................       $9.02
                                                                                              ======

     WADDELL & REED ADVISORS CORE INVESTMENT FUND

         NAV per Class A share (Class A
              net assets divided by Class A shares
              outstanding) .............................................................       $7.08
         Add:  selling commission (5.75% of offering
              price) ...................................................................         .43
                                                                                              ------
         Maximum offering price per Class A share
              (Class A NAV divided by 94.25%) ..........................................       $7.51
                                                                                              ======

      WADDELL & REED ADVISORS SCIENCE AND TECHNOLOGY FUND

         NAV per Class A share (Class A
              net assets divided by Class A shares
              outstanding) .............................................................      $10.90
         Add:  selling commission (5.75% of offering
              price) ...................................................................         .66
                                                                                              ------
         Maximum offering price per Class A share
              (Class A NAV divided by 94.25%) ..........................................      $11.56
                                                                                              ======

     The price makeup for Waddell & Reed Advisors Bond Fund as of September 30, 2000, which is the most recent balance sheet for the Bond Fund included in this SAI, was as follows:


         NAV per Class A share (Class A
              net assets divided by Class A shares
              outstanding)..............................................................       $6.01
         Add:  selling commission (5.75% of offering
              price)....................................................................         .37
                                                                                               -----
         Maximum offering price per Class A share
              (Class A NAV divided by 94.25%)...........................................       $6.38
                                                                                               =====


     The offering price of a Class A share is its NAV next calculated following acceptance of a purchase request, in good order, plus the sales charge, as applicable. The offering price of a Class B share, Class C share, Class Y share or certain Class A shares is the applicable class NAV next calculated following acceptance of a purchase request, in good order. The number of shares you receive for your purchase depends on the next offering price after Waddell & Reed, Inc. or an authorized third party properly receives and accepts your order. You will be sent a confirmation after your purchase (except for automatic transactions) which will indicate how many shares you have purchased. Shares are normally issued for cash only.

     Waddell & Reed, Inc. need not accept any purchase order, and it or the Funds may determine to discontinue offering Fund shares for purchase.

     The NAV and offering price per share are computed once on each day that the NYSE is open for trading, as of the later of the close of the regular session of the NYSE or the close of the regular session of any other securities or commodities exchange on which an option or futures contract held by the Fund is traded. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, it is possible that the NYSE may close on other days. The NAV will likely change every business day, since typically the value of the assets and the number of shares outstanding change every business day.

     The securities in the portfolio of each Fund, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Board of Directors.

     Options and futures contracts purchased and held by a Fund are valued at the last sales price thereof on the securities or commodities exchanges on which they are traded, or, if there are no transactions, at the mean between bid and asked prices. Ordinarily, the close of the regular session for options trading on national securities exchanges is 4:10 p.m. Eastern time and the close of the regular session for commodities exchanges is 4:15 p.m. Eastern time. Futures contracts will be valued by reference to established futures exchanges. The value of a futures contract purchased by a Fund will be either the closing price of that contract or the bid price. Conversely, the value of a futures contract sold by a Fund will be either the closing price or the asked price.

     When a Fund writes a put or call, an amount equal to the premium received is included in that Fund's Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is marked-to-market (that is, treated as sold for its fair market value) to reflect the current market value of the put or call. If a call a Fund wrote is exercised, the proceeds received on the sale of the related investment are increased by the amount of the premium that the Fund received. If a Fund exercised a call it purchased, the amount paid to purchase the related investment is increased by the amount of the premium paid. If a put written by a Fund is exercised, the amount that Fund pays to purchase the related investment is decreased by the amount of the premium it received. If a Fund exercises a put it purchased, the amount that Fund receives from the sale of the related investment is reduced by the amount of the premium it paid. If a put or call written by a Fund expires, it has a gain in the amount of the premium; if it enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

     Foreign currency exchange rates are generally determined prior to the close of trading of the regular session of the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the regular session of trading on the NYSE, which events will not be reflected in a computation of a Fund's NAV on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors. The foreign currency exchange transactions of a Fund conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal market conditions differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

     Optional delivery standby commitments are valued at fair value under the general supervision and responsibility of the Funds' Board of Directors. They are accounted for in the same manner as exchange-listed puts.

MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS

     For Class A, Class B and Class C shares, initial investments must be at least $500 with the exceptions described in this paragraph. A $100 minimum initial investment pertains to certain exchanges of shares from another fund in the Waddell & Reed Advisors Funds or W&R Funds, Inc. A $50 minimum initial investment pertains to purchases for certain retirement plan accounts and to accounts for which an investor has arranged, at the time of initial investment, to make subsequent purchases for the account by having regular monthly withdrawals of $25 or more made from a bank account. A minimum initial investment of $25 is applicable to purchases made through payroll deduction for or by employees of Waddell & Reed, Inc., WRIMCO, their affiliates, or certain retirement plan accounts of such employees. Except with respect to certain exchanges and automatic withdrawals from a bank account, a shareholder may make subsequent investments of any amount. See Exchanges for Shares of Other Funds in the Waddell & Reed Advisors Funds and W&R Funds, Inc.

     For Class Y shares, investments by government entities or authorities or by corporations must total at least $10 million within the first twelve months after initial investment. There is no initial investment minimum for other Class Y investors.

REDUCED SALES CHARGES (APPLICABLE TO CLASS A SHARES ONLY)

     ACCOUNT GROUPING

     Large purchases of Class A shares are subject to lower sales charges. The schedule of sales charges appears in the Prospectus. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase in any of categories 1 through 7 listed below made by an individual or deemed to be made by an individual may be grouped with purchases in any other of these categories:

1. Purchases by an individual for his or her own account (includes purchases under the Waddell & Reed Advisors Funds Revocable Trust Form);

2. Purchases by that individual's spouse purchasing for his or her own account (includes Waddell & Reed Advisors Funds Revocable Trust Form of spouse);

3.   Purchases by that individual or his or her spouse in their joint account;

4. Purchases by that individual or his or her spouse for the account of their child under age 21;

5. Purchase by any custodian for the child of that individual or spouse in a Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act
     (UGMA) account;

6. Purchases by that individual or his or her spouse for his or her individual retirement account (IRA), salary reduction plan account under Section 457 of the Internal Revenue Code of 1986, as amended (the Code), provided that such purchases are subject to a sales charge (see Net Asset Value Purchases), tax-sheltered annuity account (TSA) or Keogh plan account, provided that the individual and spouse are the only participants in the Keogh plan; and

7. Purchases by a trustee under a trust where that individual or his or her spouse is the settlor (the person who establishes the trust).

     For the foregoing categories, an individual's domestic partner is treated as his or her spouse.

         Examples:

     A. Grandmother opens an UGMA account for grandson A; Grandmother has an account in her own name; A's father has an account in his own name; the UGMA account may be grouped with A's father's account but may not be grouped with Grandmother's account;

     B. H establishes a trust naming his children as beneficiaries and appointing himself and his bank as co-trustees; a purchase made in the trust account is eligible for grouping with an IRA account of W, H's wife;

     C. H's will provides for the establishment of a trust for the benefit of his minor children upon H's death; his bank is named as trustee; upon H's death, an account is established in the name of the bank, as trustee; a purchase in the account may be grouped with an account held by H's wife in her own name.

     D. X establishes a trust naming herself as trustee and R, her son, as successor trustee and R and S as beneficiaries; upon X's death, the account is transferred to R as trustee; a purchase in the account may not be grouped with R's individual account. (If X's spouse, Y, was successor trustee, this purchase could be grouped with Y's individual account.)

     All purchases of Class A shares made for a participant in a multi-participant Keogh plan may be grouped only with other purchases made under the same plan; a multi-participant Keogh plan is defined as a plan in which there is more than one participant where one or more of the participants is other than the spouse of the owner/employer.

Example A:   H has established a Keogh plan; he and his wife W are the only participants in the plan; they may group their purchases made under the plan with any purchases in categories 1 through 7 above.

Example B:   H has established a Keogh plan; his wife, W, is a participant and they have hired one or more employees who also become participants in the plan; H and W may not combine any purchases made under the plan with any purchases in categories 1 through 7 above; however, all purchases made under the plan for H, W or any other employee will be combined.

     All purchases of Class A shares made under a qualified employee benefit plan of an incorporated business will be grouped. (A qualified employee benefit plan is established pursuant to Section 401 of the Code.) All qualified employee benefit plans of any one employer or affiliated employers will also be grouped. (An affiliate is defined as an employer that directly, or indirectly, controls or is controlled by or is under control with another employer.) All qualified employee benefit plans of an employer who is a franchisor and those of its franchisee(s) may also be grouped.

Example: Corporation X sets up a defined benefit plan; its subsidiary, Corporation Y, sets up a 401(k) plan; all contributions made under both plans will be grouped.

     All purchases of Class A shares made under a simplified employee pension plan (SEP), payroll deduction plan or similar arrangement adopted by an employer or affiliated employers (as defined above) may be grouped provided that the employer elects to have all such purchases grouped at the time the plan is set up. If the employer does not make such an election, the purchases made by individual employees under the plan may be grouped with the other accounts of the individual employees described above in Account Grouping.

     Account grouping as described above is available under the following circumstances.

     ONE-TIME PURCHASES

     A one-time purchase of Class A shares in accounts eligible for grouping may be combined for purposes of determining the availability of a reduced sales charge. In order for an eligible purchase to be grouped, the investor must advise Waddell & Reed, Inc. at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Example: H and W open an account in the Fund and invest $75,000; at the same time, H's parents open up three UGMA accounts for H and W's three minor children and invest $10,000 in each child's name; the combined purchase of $105,000 of Class A shares is subject to a reduced sales load of 4.75% provided that Waddell & Reed, Inc. is advised that the purchases are entitled to grouping.

     RIGHTS OF ACCUMULATION

     If Class A shares are held in any account and an additional purchase of Class A shares is made in that account or in any account eligible for grouping with that account, the additional purchase is combined with the NAV of the existing account as of the date the new purchase is accepted by Waddell & Reed, Inc. for the purpose of determining the availability of a reduced sales charge.

Example: H is a current Class A shareholder who invested in the Fund three years ago. His account has a NAV of $80,000. His wife, W, now wishes to invest $20,000 in Class A shares of the Fund. W's purchase will be combined with H's existing account and will be entitled to a reduced sales charge of 4.75%. H's original purchase was subject to a full sales charge and the reduced charge does not apply retroactively to that purchase.

     In order to be entitled to Rights of Accumulation, the purchaser must inform Waddell & Reed, Inc. that the purchaser is entitled to a reduced charge and provide Waddell & Reed, Inc. with the name and number of the existing account(s) with which the purchase may be combined.

     If the purchaser holds shares which have been purchased under a contractual plan, the shares held under such plan may be combined with the additional purchase only if the contractual plan has been completed.

     LETTERS OF INTENT

     The benefit of a reduced sales charge for larger purchases of Class A shares is also available under a Letter of Intent (LOI). By signing an LOI form, which is available from Waddell & Reed, Inc., the purchaser indicates an intention to invest, over a 13-month period, a dollar amount which is sufficient to qualify for a reduced sales charge. The 13-month period begins on the date the first purchase made under the LOI is accepted by Waddell & Reed, Inc. Each purchase made from time to time under the LOI is treated as if the purchaser were buying at one time the total amount which he or she intends to invest. The sales charge applicable to all purchases of Class A shares made under the terms of the LOI will be the sales charge in effect on the beginning date of the 13-month period.

     In determining the amount which the purchaser must invest in order to qualify for a reduced sales charge under an LOI, the investor's Rights of Accumulation (see above) will be taken into account; that is, Class A shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described above, will be included.

Example: H signs an LOI indicating his intent to invest in his own name a dollar amount sufficient to entitle him to purchase Class A shares at the sales charge applicable to a purchase of $100,000. H has an IRA account and the Class A shares held under the IRA in the Fund have a NAV as of the date the LOI is accepted by Waddell & Reed, Inc. of $15,000; H's wife, W, has an account in her own name invested in another fund in the Waddell & Reed Advisors Funds which charges the same sales load as the Fund, with a NAV as of the date of acceptance of the LOI of $10,000; H needs to invest $75,000 in Class A shares over the 13-month period in order to qualify for the reduced sales load applicable to a purchase of $100,000.

     A copy of the LOI signed by a purchaser will be returned to the purchaser after it is accepted by Waddell & Reed, Inc. and will set forth the dollar amount of Class A shares which must be purchased within the 13-month period in order to qualify for the reduced sales charge.

     If a purchaser holds shares which have been purchased under a contractual plan, the shares held under the plan will be taken into account in determining the amount which must be invested under the LOI only if the contractual plan has been completed.

     The minimum initial investment under an LOI is 5% of the dollar amount which must be invested under the LOI. An amount equal to 5% of the purchase required under the LOI will be held in escrow. If a purchaser does not, during the period covered by the LOI, invest the amount required to qualify for the reduced sales charge under the terms of the LOI, he or she will be responsible for payment of the sales charge applicable to the amount actually invested. The additional sales charge owed on purchases of Class A shares made under an LOI which is not completed will be collected by redeeming part of the shares purchased under the LOI and held in escrow unless the purchaser makes payment of this amount to Waddell & Reed, Inc. within 20 days of Waddell & Reed, Inc.'s request for payment.

     If the actual amount invested is higher than the amount an investor intends to invest, and is large enough to qualify for a sales charge lower than that available under the LOI, the lower sales charge will apply.

     An LOI does not bind the purchaser to buy, or Waddell & Reed, Inc. to sell, the shares covered by the LOI.

     With respect to LOIs for $2,000,000 or purchases otherwise qualifying for no sales charge under the terms of the LOI, the initial investment must be at least $200,000.

     The value of any shares redeemed during the 13-month period which were acquired under the LOI will be deducted in computing the aggregate purchases under the LOI.

     LOIs are not available for purchases made under an SEP where the employer has elected to have all purchases under the SEP grouped.

     OTHER FUNDS IN THE WADDELL & REED ADVISORS FUNDS AND W&R FUNDS, INC.

     Reduced sales charges for larger purchases of Class A shares apply to purchases of any of the Class A shares of any of the funds in the Waddell & Reed Advisors Funds and the W&R Funds, Inc. subject to a sales charge. A purchase of Class A shares, or Class A shares held, in any of the funds in the Waddell & Reed Advisors Funds subject to a sales charge will be treated as an investment in a Fund in determining the applicable sales charge. For these purposes, Class A shares of Waddell & Reed Advisors Cash Management, Inc., Waddell & Reed Advisors Municipal Money Market Fund, Inc. or W&R Funds, Inc. Money Market Fund that were acquired by exchange of another Waddell & Reed Advisors or W&R Funds, Inc. fund's Class A shares on which a sales charge was paid, plus the shares paid as dividends on those acquired shares, are also taken into account.

NET ASSET VALUE PURCHASES OF CLASS A SHARES

     Class A shares of a Fund may be purchased at NAV by the Directors and officers of the Funds or of any affiliated entity of Waddell & Reed, Inc., employees of Waddell & Reed, Inc. or of any of its affiliates, financial advisors of Waddell & Reed, Inc. and the spouse, children, parents, children's spouses and spouse's parents of each such Director, officer, employee and financial advisor. Child includes stepchild; parent includes stepparent. Purchases of Class A shares in an IRA sponsored by Waddell & Reed, Inc. established for any of these eligible purchasers may also be at NAV. Purchases of Class A shares in any tax-qualified retirement plan under which the eligible purchaser is the sole participant may also be made at NAV. Trusts under which the grantor and the trustee or a co-trustee are each an eligible purchaser are also eligible for NAV purchases of Class A shares. Employees include retired employees. A retired employee is an individual separated from service from Waddell & Reed, Inc., or from an affiliated company with a vested interest in any Employee Benefit Plan sponsored by Waddell & Reed, Inc. or any of its affiliated companies. Financial advisors include retired financial advisors. A retired financial advisor is any financial advisor who was, at the time of separation from service from Waddell & Reed, Inc., a Senior Financial Advisor. A custodian under UGMA or UTMA purchasing for the child or grandchild of any employee or financial advisor may purchase Class A shares at NAV whether or not the custodian himself is an eligible purchaser.


     Until December 31, 2001, Class A shares may also be purchased at NAV by persons who are clients of Legend if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Waddell & Reed Advisors Funds or W&R Funds, Inc. and the purchase is made within 60 days of such redemption.


     Purchases of Class A shares in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records, may be made at NAV.


     Certain clients investing through a qualified fee-based program offered by an unaffiliated third party that has made arrangements to sell shares of Accumulative Fund.


     Purchases of Class A shares in retirement plan accounts held in the Waddell & Reed Advisors Retirement Plan, offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB retirement programs, may be made at NAV.


     Direct Rollovers from the Waddell & Reed Advisors Retirement Plan.


     Shares may also be issued at NAV in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Fund is a party.

     Any holder of an uncompleted Plan on May 30, 1996, may purchase Class A shares of the Fund corresponding to such Plan at NAV, up to the amount representing the unpaid balance of the Plan, if the purchase order is so designated. In addition, any person who was a holder of a Plan on May 30, 1996 may purchase Class A shares of the Fund corresponding to such Plan at NAV up to the amount representing partial Plan withdrawals outstanding on May 30, 1996, provided the purchase order is so designated.

REASONS FOR DIFFERENCES IN PUBLIC OFFERING PRICE OF CLASS A SHARES

     As described herein and in the Prospectus, there are a number of instances in which a Fund's Class A shares are sold or issued on a basis other than at the maximum public offering price, that is, NAV plus the highest sales charge. Some of these instances relate to lower or eliminated sales charges for larger purchases of Class A shares, whether made at one time or over a period of time as under an LOI or Rights of Accumulation. See the table of sales charges in the Prospectus for the Class A shares. The reasons for these quantity discounts are, in general, that (1) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts, (2) certain quantity discounts are required by rules of the National Association of Securities Dealers, Inc. (as is elimination of sales charges on the reinvestment of dividends and distributions), and (3) they are designed to avoid an unduly large dollar amount of sales charges on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons for reasons of family unity and to provide a benefit to tax-exempt plans and organizations.

     In general, the reasons for the other instances in which there are reduced or eliminated sales charges for Class A shares are as follows. Exchanges at NAV are permitted because a sales charge has already been paid on the shares exchanged. Sales of Class A shares without a sales charge are permitted to Directors, officers and certain others due to reduced or eliminated selling expenses and since such sales may aid in the development of a sound employee organization, encourage responsibility and interest in the Waddell & Reed Advisors Funds and an identification with its aims and policies. Limited reinvestments of redemptions of Class A shares at no sales charge are permitted to attempt to protect against mistaken or not fully informed redemption decisions. Class A shares may be issued at no sales charge in plans of reorganization due to reduced or eliminated sales expenses and since, in some cases, such issuance is exempted by the 1940 Act from the otherwise applicable restrictions as to what sales charge must be imposed. Reduced or eliminated sales charges may also be used for certain short-term promotional activities by Waddell & Reed, Inc. In no case in which there is a reduced or eliminated sales charge are the interests of existing Class A shareholders adversely affected since, in each case, the Fund receives the NAV per share of all shares sold or issued.

EXCHANGES FOR SHARES OF OTHER FUNDS IN THE WADDELL & REED ADVISORS FUNDS AND W&R FUNDS, INC.

  CLASS A SHARE EXCHANGES

     Once a sales charge has been paid on shares of a fund in the Waddell & Reed Advisors Funds or the W&R Funds, Inc., these shares and any shares added to them from dividends or distributions paid in shares may be freely exchanged for Class A shares of another fund in the Waddell & Reed Advisors Funds or the W&R Funds, Inc. The shares you exchange must be worth at least $100 or you must already own shares of the fund in the Waddell & Reed Advisors Funds or the W&R Funds, Inc. into which you want to exchange.

     You may exchange Class A shares you own in another fund in the Waddell & Reed Advisors Funds or the W&R Funds, Inc. for Class A shares of a Fund without charge if (1) a sales charge was paid on these shares, or (2) the shares were received in exchange for shares for which a sales charge was paid, or (3) the shares were acquired from reinvestment of dividends and distributions paid on such shares. There may have been one or more such exchanges so long as a sales charge was paid on the shares originally purchased. Also, shares acquired without a sales charge because the purchase was $2 million or more will be treated the same as shares on which a sales charge was paid.

     Shares of Waddell & Reed Advisors Municipal Bond Fund, Inc., Waddell & Reed Advisors Government Securities Fund, Inc., Waddell & Reed Advisors Municipal High Income Fund, Inc., W&R Funds, Inc. Municipal Bond Fund and W&R Funds, Inc. Limited-Term Bond Fund are the exceptions and special rules apply. Class A shares of any of these funds may be exchanged for Class A shares of the Funds only if (1) you received those shares as a result of one or more exchanges of shares on which a maximum sales charge was originally paid (currently, 5.75%), or (2) the shares have been held from the date of the original purchase for at least six months.


     Subject to the above rules regarding sales charges, you may have a specific dollar amount of Class A shares of Waddell & Reed Advisors Cash Management, Inc. or Class A shares of Waddell & Reed Advisors Municipal Money Market Fund, Inc. automatically exchanged each month into Class A shares of a Fund or any other fund in the Waddell & Reed Advisors Funds, provided you already own Class A shares of the fund. The shares of Waddell & Reed Advisors Cash Management, Inc. or Waddell & Reed Advisors Municipal Money Market Fund, Inc. which you designate for automatic exchange must be worth at least $100, which may be allocated among the Class A shares of different funds in the Waddell & Reed Advisors Funds so long as each fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

     You may redeem your Class A shares of a Fund and use the proceeds to purchase Class Y shares of that Fund if you meet the criteria for purchasing Class Y shares.

  CLASS B SHARE EXCHANGES

     You may exchange Class B shares of a Fund for Class B shares of other funds in the Waddell & Reed Advisors Funds and/or W&R Funds, Inc., without charge.

     The redemption of a Fund's Class B shares as part of an exchange is not subject to the deferred sales charge. For purposes of computing the deferred sales charge, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

     You may have a specific dollar amount of Class B shares of Waddell & Reed Advisors Cash Management, Inc. or Waddell & Reed Advisors Municipal Money Market Fund, Inc. automatically exchanged each month into Class B shares of a Fund or any other fund in the Waddell & Reed Advisors Funds, provided you already own Class B shares of a fund. The shares of Waddell & Reed Advisors Cash Management, Inc. or Waddell & Reed Advisors Municipal Money Market Fund, Inc. which you designate for automatic exchange must be worth at least $100, which may be allocated among different Funds so long as each Fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

  CLASS C SHARE EXCHANGES

     You may exchange Class C shares of a Fund for Class C shares of other funds in the Waddell & Reed Advisors Funds and/or W&R Funds, Inc., without charge.

     The redemption of a Fund's Class C shares as part of an exchange is not subject to the deferred sales charge. For purposes of computing the deferred sales charge, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

     You may have a specific dollar amount of Class C shares of Waddell & Reed Advisors Cash Management, Inc. or Waddell & Reed Advisors Municipal Money Market Fund, Inc. automatically exchanged each month into Class C shares of a Fund or any other fund in the Waddell & Reed Advisors Funds, provided you already own Class C shares of a fund. The shares of Waddell & Reed Advisors Cash Management, Inc. or Waddell & Reed Advisors Municipal Money Market Fund, Inc. which you designate for automatic exchange must be worth at least $100, which may be allocated among different Funds so long as each Fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

  CLASS Y SHARE EXCHANGES

     Class Y shares of a Fund may be exchanged for Class Y shares of any other fund in the Waddell & Reed Advisors Funds and/or W&R Funds, Inc. or for Class A shares of Waddell & Reed Advisors Cash Management, Inc. or Class A shares of Waddell & Reed Advisors Municipal Money Market Fund, Inc.

  GENERAL EXCHANGE INFORMATION

     When you exchange shares, the total shares you receive will have the same aggregate NAV as the total shares you exchange. The relative values are those next figured after your exchange request is received in good order.

     These exchange rights and other exchange rights concerning the other funds in the Waddell & Reed Advisors Funds and/or W&R Funds, Inc., can in most instances, be eliminated or modified at any time and any such exchange may not be accepted.

RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS

     Your account may be set up as a funding vehicle for a retirement plan. For individual taxpayers meeting certain requirements, Waddell & Reed, Inc. offers model or prototype documents for the following retirement plans. All of these plans involve investment in shares of the Funds (or shares of certain other funds in the Waddell & Reed Advisors Funds or W&R Funds, Inc.).

     INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). Investors having eligible earned income may set up a plan that is commonly called an IRA. Under a traditional IRA, an investor can contribute each year up to 100% of his or her earned income, up to an annual maximum of $2,000 (provided the investor has not reached age 70 1/2). For a married couple, the annual maximum is $4,000 ($2,000 for each spouse) or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income. Generally, the contributions are deductible unless: 1) the investor (or, if married, either spouse) is an active participant in an employer-sponsored retirement plan; or 2) their adjusted gross income exceeds certain levels. A married investor who is not an active participant, who files jointly with his or her spouse and whose combined adjusted gross income does not exceed $150,000 is not affected by his or her spouse's active participant status.

     An investor may also use a traditional IRA to receive a rollover contribution that is either (a) a direct rollover distribution from an employer's plan or (b) a rollover of an eligible distribution paid to the investor from an employer's plan or another IRA. To the extent a rollover contribution is made to a traditional IRA, the distribution will not be subject to Federal income tax until distributed from the IRA. A direct rollover generally applies to any distribution from an employer's plan (including a custodial account under Section 403(b)(7) of the Code, but not an IRA) other than certain periodic payments, required minimum distributions and other specified distributions. In a direct rollover, the eligible rollover distribution is paid directly to the IRA, not to the investor. If, instead, an investor receives payment of an eligible rollover distribution, all or a portion of that distribution generally may be rolled over to an IRA within 60 days after receipt of the distribution. Because mandatory Federal income tax withholding applies to any eligible rollover distribution that is not paid in a direct rollover, investors should consult their tax advisers or pension consultants as to the applicable tax rules. If you already have an IRA, you may have the assets in that IRA transferred directly to an IRA offered by Waddell & Reed, Inc.

     ROTH IRAS. Investors having eligible earned income and whose adjusted gross income (or combined adjusted gross income, if married) does not exceed certain levels, may establish and contribute up to $2,000 per tax year to a Roth IRA (or to any combination of Roth and traditional IRAs). For a married couple, the annual maximum is $4,000 ($2,000 for each spouse) or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income.

     In addition, for an investor whose adjusted gross income does not exceed $100,000 (and who is not a married person filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the investor's traditional IRAs may be converted into a Roth IRA; these rollover distributions and conversions are, however, subject to Federal income tax.

     Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in the Roth IRA, and withdrawals of earnings are not subject to Federal income tax if the account has been held for at least five years and the account holder has reached age 59 1/2 (or certain other conditions apply).

     EDUCATION IRAS. Although not technically for retirement savings, Education IRAs provide a vehicle for saving for a child's higher education. An Education IRA may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute up to $500 to an Education IRA (or to each of multiple Education IRAs), provided that no more than $500 may be contributed for any year to Education IRAs for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified higher education expenses of the beneficiary (or certain members of his or her family).

     SIMPLIFIED EMPLOYEE PENSION (SEP) PLANS. Employers can make contributions to SEP-IRAs established for employees. Generally an employer may contribute up to 15% of compensation, subject to certain maximums, per year for each employee.

     SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). An employer with 100 or fewer eligible employees that does not sponsor another active retirement plan may sponsor a SIMPLE plan to contribute to its employees' retirement accounts. A SIMPLE plan can be in the form of either an IRA or a 401(k) plan. In general, an employer can choose to match employee contributions dollar-for-dollar (up to 3% of an employee's compensation) or may contribute to all eligible employees 2% of their compensation, whether or not they defer salary to their retirement plans. SIMPLE plans involve fewer administrative requirements, generally, than traditional 401(k) or other qualified plans.

     KEOGH PLANS. Keogh plans, which are available to self-employed individuals, are defined contribution plans that may be either a money purchase plan or a profit-sharing plan. As a general rule, an investor under a defined contribution Keogh plan can contribute each year up to 25% of his or her annual earned income, with an annual maximum of $30,000.

     457 PLANS. If an investor is an employee of a state or local government or of certain types of charitable organizations, he or she may be able to enter into a deferred compensation arrangement in accordance with Section 457 of the Code.

     TSAS - CUSTODIAL ACCOUNTS AND TITLE I PLANS. If an investor is an employee of a public school system, a church or certain types of charitable organizations, he or she may be able to enter into a deferred compensation arrangement through a custodian account under Section 403(b)(7) of the Code. Some organizations have adopted Title I plans, which are funded by employer contributions in addition to employee deferrals.

     PENSION AND PROFIT-SHARING PLANS, INCLUDING 401(K) PLANS. With a 401(k) plan, employees can make tax-deferred contributions to a plan to which the employer may also contribute, usually on a matching basis. An employee may defer each year up to 25% of compensation, subject to certain annual maximums, which may be increased each year based on cost-of-living adjustments.

     More detailed information about these arrangements and applicable forms are available from Waddell & Reed, Inc. These plans may involve complex tax questions as to premature distributions and other matters. Investors should consult their tax adviser or pension consultant.

FLEXIBLE WITHDRAWAL SERVICE FOR CLASS A, CLASS B AND CLASS C SHAREHOLDERS

     If you qualify, you may arrange to receive through the Flexible Withdrawal Service (the Service) regular monthly, quarterly, semiannual or annual payments by redeeming on an ongoing basis Class A, Class B or Class C shares that you own of a Fund or of any of the funds in the Waddell & Reed Advisors Funds or W&R Funds, Inc. It would be a disadvantage to an investor to make additional purchases of Class A shares while the Service is in effect because it would result in duplication of sales charges. Class B and Class C shares and certain Class A shares to which the CDSC otherwise applies that are redeemed under the Service are not subject to a CDSC provided the amount withdrawn does not exceed 24% of the account value annually. Applicable forms to start the Service are available through Waddell & Reed Services Company.

     The maximum amount of the withdrawal for monthly, quarterly, semiannual and annual withdrawals is 2%, 6%, 12% and 24% respectively of the value of your account at the time the Service is established. The withdrawal proceeds are not subject to the deferred sales charge, but only within these percentage limitations. The minimum withdrawal is $50. The Service, and this exclusion from the deferred sales charge, do not apply to a one-time withdrawal.

     To qualify for the Service, you must have invested at least $10,000 in Class A, Class B or Class C shares which you still own of any of the funds in the Waddell & Reed Advisors Funds or W&R Funds, Inc.; or, you must own Class A, Class B or Class C shares having a value of at least $10,000. The value for this purpose is the value at the current offering price.

     You can choose to have shares redeemed to receive:

     1. a monthly, quarterly, semiannual or annual payment of $50 or more;

     2. a monthly payment, which will change each month, equal to one-twelfth of a percentage of the value of the shares in the Account (you select the percentage); or

     3. a monthly or quarterly payment, which will change each month or quarter, by redeeming a number of shares fixed by you (at least five shares).

     Shares are redeemed on the 20th day of the month in which the payment is to be made, or on the prior business day if the 20th is not a business day. Payments are made within five days of the redemption.

     Retirement plan accounts may be subject to a fee imposed by the Plan Custodian for use of the Service.

     If you have a share certificate for the shares you want to make available for the Service, you must enclose the certificate with the form initiating the Service.

     The dividends and distributions on shares of a class you have made available for the Service are paid in additional shares of that class. All payments under the Service are made by redeeming shares, which may involve a gain or loss for tax purposes. To the extent that payments exceed dividends and distributions, the number of shares you own will decrease. When all of the shares in an account are redeemed, you will not receive any further payments. Thus, the payments are not an annuity, an income or a return on your investment.

     You may, at any time, change the manner in which you have chosen to have shares redeemed to any of the other choices originally available to you. You may at any time redeem part or all of the shares in your account; if you redeem all of the shares, the Service is terminated. The Funds can also terminate the Service by notifying you in writing.

     After the end of each calendar year, information on shares redeemed will be sent to you to assist you in completing your Federal income tax return.

REDEMPTIONS

     The Prospectus gives information as to redemption procedures. Redemption payments are made within seven days from receipt of request, unless delayed because of emergency conditions determined by the SEC, when the NYSE is closed other than for weekends or holidays, or when trading on the NYSE is restricted. Payment is made in cash, although under extraordinary conditions redemptions may be made in portfolio securities. Payment for redemptions of shares of the Funds may be made in portfolio securities when the Funds' Board of Directors determines that conditions exist making cash payments undesirable. Redemptions made in securities will be made only in readily marketable securities. Securities used for payment of redemptions are valued at the value used in figuring NAV. There would be brokerage costs to the redeeming shareholder in selling such securities. The Funds, however, have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

REINVESTMENT PRIVILEGE

     The Fund offers a one-time reinvestment privilege that allows you to reinvest without charge all or part of any amount of Class A shares you redeem from the Fund by sending to the Fund the amount you wish to reinvest. The amount you return will be reinvested in Class A shares at the NAV next calculated after the Fund receives the returned amount. Your written request to reinvest and the amount to be reinvested must be received within 45 days after your redemption request was received, and the Fund must be offering Class A shares at the time your reinvestment request is received. You can do this only once as to Class A shares of the Fund. You do not use up this privilege by redeeming Class A shares to invest the proceeds at NAV in a Keogh plan or an IRA.

     There is also a reinvestment privilege for Class B and Class C shares and, where applicable, certain Class A shares under which you may reinvest all or part of any amount of the shares you redeemed and have the corresponding amount of the deferred sales charge, if any, which you paid restored to your account by adding the amount of that charge to the amount you are reinvesting in shares of the same class. If Fund shares of that class are then being offered, you can put all or part of your redemption payment back into such shares at the NAV next calculated after you have returned the amount. Your written request to do this must be received within 45 days after your redemption request was received. You can do this only once as to Class B, Class C and Class A shares of the Fund. For purposes of determining future deferred sales charges, the reinvestment will be treated as a new investment. You do not use up this privilege by redeeming shares to invest the proceeds at NAV in a Keogh plan or an IRA.

MANDATORY REDEMPTION OF CERTAIN SMALL ACCOUNTS

     The Funds have the right to compel the redemption of shares held under any account or any plan if the aggregate NAV of such shares (taken at cost or value as the Board of Directors may determine) is less than $500. The Board of Directors has no intent to compel redemptions in the foreseeable future. If it should elect to compel redemptions, shareholders who are affected will receive prior written notice and will be permitted 60 days to bring their accounts up to the minimum before this redemption is processed.

                             DIRECTORS AND OFFICERS

     The day-to-day affairs of the Funds are handled by outside organizations selected by the Board of Directors. The Board of Directors has responsibility for establishing broad corporate policies for the Funds and for overseeing overall performance of the selected experts. It has the benefit of advice and reports from independent counsel and independent auditors. The majority of the Directors are not affiliated with Waddell & Reed, Inc.

     The principal occupation during the past five years of each Director and officer of the Funds is stated below. Each of the persons listed through and including Mr. Vogel is a member of the Funds' Board of Directors. The other persons are officers of the Funds but are not members of the Board of Directors. For purposes of this section, the term Fund Complex includes each of the registered investment companies in the Waddell & Reed Advisors Funds, W&R Target Funds, Inc. and W&R Funds, Inc. Each of the Funds' Directors is also a Director of each of the other funds in the Fund Complex and each of the Funds' officers is also an officer of one or more of the funds in the Fund Complex.

KEITH A. TUCKER*
     Chairman of the Board of Directors of the Funds and each of the other funds in the Fund Complex; Chairman of the Board of Directors, Chief Executive Officer and Director of Waddell & Reed Financial, Inc.; President, Chairman of the Board of Directors, Director and Chief Executive Officer of Waddell & Reed Financial Services, Inc.; Chairman of the Board of Directors and Director of WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company; Chairman of the Board of Directors and Director of Waddell & Reed Development, Inc.; Chairman of the Board of Directors and Director of Waddell & Reed Distributors, Inc.; formerly, President of each of the funds in the Fund Complex; formerly, Chairman of the Board of Directors of Waddell & Reed Asset Management Company, a former affiliate of Waddell & Reed Financial, Inc.; formerly, Principal Financial Officer of Waddell & Reed Financial, Inc.; formerly, Director of Southwestern Life Corporation; formerly, Director of the Board of Directors of Vesta Insurance Group, Inc. Date of birth: February 11, 1945.

JAMES M. CONCANNON
950 Docking Road
Topeka, Kansas  66615
     Dean and Professor of Law, Washburn University School of Law; Director, AmVestors CBO II Inc. Date of birth: October 2, 1947.

JOHN A. DILLINGHAM
4040 Northwest Claymont Drive
Kansas City, Missouri  64116
     President and Director of JoDill Corp., an agricultural company; President and Director of Dillingham Enterprises Inc.; Advisory Director, UMB Northland; formerly, Director and consultant, McDougal Construction Company; formerly, Instructor at Central Missouri State University; formerly, Senior Vice President-Sales and Marketing of Garney Companies, Inc., a specialty utility contractor. Date of birth: January 9, 1939.


DAVID P. GARDNER
2441 Iron Canyon Drive
Park City, Utah  84060
     Director of Fluor Corp., an international engineering, construction and management services company; Director of Digital Ventures, an internet company; Director of Charitable Way, an internet company; Director of Campus Pipeline, an internet company; formerly, Chairman and Chief Executive Officer of George S. and Delores Dor'e Eccles Foundation; formerly, Director of First Security Corp., a bank holding company; formerly, President of William and Flora Hewlett Foundation; formerly, President of the University of California; formerly, President of the University of Utah. Date of birth: March 24, 1933.

LINDA K. GRAVES*
1 South West Cedar Crest Road
Topeka, Kansas  66606
     First Lady of Kansas; Director of Greater Kansas City Community Foundation; Chairman and Director of Community Foundation of Johnson County; Director, First Vice President and Member of Executive Committee of Friends of Cedar Crest Association; formerly, shareholder, Levy & Craig P.C., a law firm. Date of birth: July 29, 1953.


JOSEPH HARROZ, JR.
125 South Creekdale Drive
Norman, Oklahoma  73072
     Vice President and General Counsel of the Board of Regents at the University of Oklahoma; Adjunct Professor of Law at the University of Oklahoma College of Law; Managing Member, Harroz Investments, L.L.C.; formerly, Vice President for Executive Affairs of the University of Oklahoma; formerly, Attorney with Crowe & Dunlevy, a law firm. Date of birth: January 17, 1967.


JOHN F. HAYES
20 West 2nd Avenue
P. O. Box 2977
Hutchinson, Kansas  67504-2977
     Director of Central Bank and Trust; Director of Central Financial Corporation; Chairman of the Board of Directors, Gilliland & Hayes, P.A., a law firm; formerly, Director of Central Properties, Inc. Date of birth: December 11, 1919.


ROBERT L. HECHLER*
     President and Principal Financial Officer of the Funds and each of the other funds in the Fund Complex; Executive Vice President, Chief Operating Officer and Director of Waddell & Reed Financial, Inc.; Executive Vice President, Chief Operating Officer, Director and Treasurer of Waddell & Reed Financial Services, Inc.; Executive Vice President, Principal Financial Officer, Director and Treasurer of WRIMCO; President, Chief Executive Officer, Principal Financial Officer, Director and Treasurer of Waddell & Reed, Inc.; Director and Treasurer of Waddell & Reed Services Company; President, Treasurer and Director of Waddell & Reed Distributors, Inc.; President of Waddell & Reed Development, Inc.; Chairman of the Board of Directors, Chief Executive Officer, President and Director of Fiduciary Trust Company of New Hampshire, an affiliate of Waddell & Reed, Inc.; Director of Legend Group Holdings, LLC, Legend Advisory Corporation, Legend Equities Corporation, Advisory Services Corporation, The Legend Group, Inc. and LEC Insurance Agency, Inc., affiliates of Waddell & Reed Financial, Inc.; formerly, Vice President of each of the funds in the Fund Complex; formerly, Director and Treasurer of Waddell & Reed Asset Management Company; formerly, President of Waddell & Reed Services Company; formerly, Vice President of Waddell & Reed Financial Services, Inc. Date of birth: November 12, 1936.

HENRY J. HERRMANN*
     Vice President of the Funds and each of the other funds in the Fund Complex; President, Chief Investment Officer, and Director of Waddell & Reed Financial, Inc.; Executive Vice President, Chief Investment Officer and Director of Waddell & Reed Financial Services, Inc.; Director of Waddell & Reed, Inc.; President, Chief Executive Officer, Chief Investment Officer and Director of WRIMCO; Director of Waddell & Reed Development, Inc.; Chairman of the Board of Directors and Director of Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO; formerly, Treasurer of Waddell & Reed Financial, Inc.; formerly, Vice President of Waddell & Reed Financial Services, Inc.; formerly, President, Chief Executive Officer, Chief Investment Officer and Director of Waddell & Reed Asset Management Company. Date of birth: December 8, 1942.

GLENDON E. JOHNSON
13635 Deering Bay Drive
Unit 284
Miami, Florida  33158
     Retired; formerly, Director and Chief Executive Officer of John Alden Financial Corporation and its subsidiaries. Date of birth: February 19, 1924.

WILLIAM T. MORGAN*
928 Glorietta Blvd.
Coronado, California  92118
     Retired; formerly, Chairman of the Board of Directors and President of each of the funds in the Fund Complex then in existence. (Mr. Morgan retired as Chairman of the Board of Directors and President of the funds in the Fund Complex then in existence on April 30, 1993); formerly, President, Director and Chief Executive Officer of WRIMCO and Waddell & Reed, Inc.; formerly, Chairman of the Board of Directors of Waddell & Reed Services Company. Date of birth:
April 27, 1928.



FRANK J. ROSS, JR.*
700 West 47th Street
Kansas City, Missouri  64112
     Shareholder and Director, Polsinelli Shalton & Welte, a law firm; Director of Columbian Bank and Trust. Date of birth: April 9, 1953.


ELEANOR B. SCHWARTZ
1213 West 95th Court, Chartwell 4
Kansas City, Missouri  64114
     Professor, University of Missouri-Kansas City; formerly, Chancellor, University of Missouri-Kansas City. Date of birth: January 1, 1937.

FREDERICK VOGEL III
1805 West Bradley Road
Milwaukee, Wisconsin  53217
         Retired.  Date of birth:  August 7, 1935.

DANIEL C. SCHULTE
     Vice President, Assistant Secretary and General Counsel of the Funds and each of the other funds in the Fund Complex; Vice President, Secretary and General Counsel of Waddell & Reed Financial, Inc.; Senior Vice President, Secretary and General Counsel of Waddell & Reed Financial Services, Inc., Waddell & Reed, Inc., WRIMCO and Waddell & Reed Services Company; Secretary, Director and General Counsel of Fiduciary Trust Company of New Hampshire; Assistant Secretary and General Counsel of Austin, Calvert & Flavin, Inc.; formerly, Assistant Secretary of Waddell & Reed Financial, Inc.; formerly, an attorney with Klenda, Mitchell, Austerman & Zuercher, L.L.C. Date of birth:
December 8, 1965.


KRISTEN A. RICHARDS
     Vice President, Secretary and Associate General Counsel of the Funds and each of the other funds in the Fund Complex; Vice President, Associate General Counsel and Chief Compliance Officer of WRIMCO; formerly, Assistant Secretary of the Fund and each of the other funds in the Fund Complex; formerly, Compliance Officer of WRIMCO. Date of birth: December 2, 1967.


THEODORE W. HOWARD
     Vice President, Treasurer and Principal Accounting Officer of the Funds and each of the other funds in the Fund Complex; Senior Vice President of Waddell & Reed Services Company; formerly, Vice President of Waddell & Reed Services Company. Date of birth: July 18, 1942.

JAMES C. CUSSER
     Vice President of the Funds and two other funds in the Fund Complex; Vice President of WRIMCO. Date of birth: May 30, 1949.

ANTONIO INTAGLIATA
     Vice President of the Funds; Senior Vice President of WRIMCO; formerly, Senior Vice President of Waddell & Reed, Inc. Date of birth: February 7, 1938.

ZACHARY H. SHAFRAN
     Vice President of the Funds and two other funds in the Fund Complex and Senior Vice President of WRIMCO; formerly an investment analyst with WRIMCO. Date of birth: October 12, 1965.

JAMES D. WINELAND
     Vice President of the Funds and two other funds in the Fund Complex; Vice President of WRIMCO; formerly, Vice President of Waddell & Reed Asset Management Company; formerly, Vice President of Waddell & Reed, Inc. Date of birth:
September 25, 1951.

     The address of each person is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 unless a different address is given.

     The Directors who may be deemed to be interested persons as defined in the 1940 Act of the Funds' underwriter, Waddell & Reed, Inc., or of WRIMCO are indicated as such by an asterisk.

     The Board of Directors has created an honorary position of Director Emeritus, whereby an incumbent Director who has attained the age of 70 may, or if elected on or after May 31, 1993 and has attained the age of 75 must, resign his or her position as Director and, unless he or she elects otherwise, will serve as Director Emeritus provided the Director has served as a Director of the Funds for at least five years which need not have been consecutive. A Director Emeritus receives fees in recognition of his or her past services whether or not services are rendered in his or her capacity as Director Emeritus, but he or she has no authority or responsibility with respect to the management of the Fund. Messrs. Henry L. Bellmon, Jay B. Dillingham, Doyle Patterson, Ronald K. Richey and Paul S. Wise retired as Directors of the Fund and of each of the funds in the Fund Complex, and each serves as Director Emeritus.

     The funds in the Waddell & Reed Advisors Funds, W&R Target Funds, Inc. and W&R Funds, Inc. pay to each Director, effective October 1, 1999, an annual base fee of $50,000, plus $3,000 for each meeting of the Board of Directors attended and effective January 1, 2000, an annual base fee of $52,000 plus $3,250 for each meeting of the Board of Directors attended, plus reimbursement of expenses for attending such meeting and $500 for each committee meeting attended which is not in conjunction with a Board of Directors meeting, other than Directors who are affiliates of Waddell & Reed, Inc. The fees to the Directors are divided among the funds in the Waddell & Reed Advisors Funds, W&R Target Funds, Inc. and W&R Funds, Inc. based on the funds' relative size.

                               COMPENSATION TABLE

                                                            Total
                                                          Aggregate                         Compensation
                                                        Compensation                         From Funds
                                                            From                              and Fund
Director                                                   Funds(1)                         Complex(1),(2)
--------                                                ------------                       ---------------
Robert L. Hechler                                          $     0                            $     0
Henry J. Herrmann                                                0                                  0
Keith A. Tucker                                                  0                                  0
James M. Concannon                                          30,659                             64,750
John A. Dillingham                                          30,659                             64,750
David P. Gardner                                            30,659                             64,750
Linda K. Graves                                             30,659                             64,750
Joseph Harroz, Jr.                                          30,659                             64,750
John F. Hayes                                               30,659                             64,750
Glendon E. Johnson                                          30,659                             64,750
William T. Morgan                                           30,659                             64,750
Ronald C. Reimer(3)                                         29,130                             61,500
Frank J. Ross, Jr.                                          30,659                             64,750
Eleanor B. Schwartz                                         30,659                             64,750
Frederick Vogel III                                         30,659                             64,750

(1) The data in this table shows the compensation received by the Funds' Directors during the twelve months ended December 31, 2000. Bond Fund has changed its fiscal year-end from December 31 (the year-end for the other Funds) to September 30.


(2) No pension or retirement benefits have been accrued as a part of Fund expenses.


(3) Mr. Reimer resigned from the Board of Directors for the Waddell & Reed Advisors Funds, W&R Funds, Inc. and W&R Target Funds, Inc. effective March 5, 2001.

     The officers are paid by WRIMCO or its affiliates.
SHAREHOLDINGS

     As of March 31, 2001, all of the Fund's Directors and officers as a group owned less than 1% of the outstanding shares of the Fund. The following table sets forth information with respect to the Fund, as of March 31, 2001, regarding the ownership of the Fund's shares.


                                                                          Shares owned
Name and Address                                                          Beneficially
of Beneficial Owner                                Class                  or of Record                 Percent
-------------------                                -----                  ------------                 -------



                                       76

Fiduciary Trust Co                          Accumulative Fund
     NH Cust                                     Class C                      39,877                     6.75%
IRA Rollover
FBO James Batman
RR1 Box 152W
New Ringgold PA  17960-9601

UMBSC & Co                                  Core Investment Fund
FBO Interstate Brands                            Class Y                   4,150,440                    14.47%
Corp Equity
P O Box 419260
Kansas City MO 64141-6260

The Northern Trust                          Core Investment Fund
     Company Ttee                                Class Y                  17,394,283                    60.64%
FBO USX Corporation
     Savings Plan
P O Box 92956
Chicago IL 60675-2956

Kenneburt & Co                              Science and Technology Fund
P O Box 11426                                    Class Y                     730,268                    26.29%
Birmingham AL 35202-1426
                                            Bond Fund
                                                 Class Y                      90,286                    14.62%

Millennium Trust                            Science and Technology Fund
     Company, LLC                                Class Y                     369,773                    13.31%
Cust Funds 975D
15255 S 94th Ave Ste 300
Orland Park IL  60462-3896

Fiduciary Trust Co                          Accumulative Fund
     NH Cust                                     Class Y                      41,969                     5.39%
CMPP Okanogan Cnty
     Hosp Dist 3                            Bond Fund
FBO Unallocated Assets                           Class Y                      92,226                    14.94%
Qualified Plan
P O Box 793
Omak WA 98841-0793

William L Madison                           Accumulative Fund
     Trustee                                     Class Y                      42,152                     5.42%
CPSP Johnson Madison Lmb Co
FBO Unallocated Assets                      Bond Fund
Qualified Profit                                 Class Y                      34,342                     5.56%
     Sharing Plan
2813 5th Ave S
Great Falls MT 59405-3142


                                       77

Columbia Valley                             Bond Fund
     Community Health                            Class Y                      37,864                     6.13%
     Services
Money Purchase Plan & Trust
600 Orondo Ave
Wenatchee WA 98801-2800

John L Green & Edward                       Bond Fund
     F Brennan Tr                                Class Y                      74,983                    12.14%
Midwestern Teamsters Health
     and Welfare Fund Pension
     Plan
c/o Cynthia L Martineau
2160 S Foster Ave
Wheeling IL 60090-6507

Compass Bank Tr                             Science and Technology Fund
Profit Sharing Plan                              Class Y                     676,399                    24.35%
FBO Torchmark Corp Savings
     & Investment Plan                      Accumulative Fund
Attn:  Wayne Laugevin                            Class Y                     253,198                    32.55%
15 20th St S Fl 8
Birmingham Al 35233-2000                    Bond Fund
                                                 Class Y                      68,742                    11.13%

Waddell & Reed                              Accumulative Fund
     Investment Management                       Class Y                      90,245                    11.60%
DCA Account
Attn:  Ty Towery                            Bond Fund
P O Box 29217                                    Class Y                      58,578                     9.49%
Shawnee Mission KS  66201-9217

Waddell & Reed                              Core Investment Fund
     Financial Inc.                              Class Y                   1,931,389                     6.73%
401(k) and Thrift Plan
6300 Lamar Avenue                           Science and Technology Fund
Overland Park KS  66201                          Class Y                     592,216                    21.32%

                                            Accumulative Fund
                                                 Class Y                     305,385                    39.25%

                                            Bond Fund
                                                 Class Y                      89,636                    14.52%


                            PAYMENTS TO SHAREHOLDERS

GENERAL

     There are three sources for the payments a Fund makes to you as a shareholder of a class of shares of that Fund, other than payments when you redeem your shares. The first source is net investment income, which is derived from the dividends, interest and earned discount on the securities a Fund holds, less expenses

(which will vary by class). The second source is net realized capital gains, which are derived from proceeds received from a Fund's sale of securities at a price higher than the Fund's basis (usually cost) in such securities, less losses from sales of securities at a price lower than the Fund's basis therein; these gains can be either long-term or short-term, depending on how long the Fund has owned the securities before it sells them. The third source is net realized gains from foreign currency transactions.

     The payments made to shareholders from net investment income, net short-term capital gains and net realized gains from certain foreign currency transactions are called dividends. Payments, if any, from net long-term capital gains and the remaining foreign currency gains are called distributions.

     Each Fund pays distributions from net capital gains (the excess of net long-term capital gains over net short-term capital loss). A Fund may or may not have such gains, depending on whether securities are sold and at what price. If a Fund has net capital gains, it will pay distributions once each year, in the latter part of the fourth calendar quarter, except to the extent it has net capital losses from a prior year or years to offset the gains. It is the policy of each Fund to make annual capital gains distributions to the extent that net capital gains are realized in excess of available capital loss carryovers.

     Income and expenses are earned and incurred separately by each Fund, and gains and losses on portfolio transactions of each Fund are attributable only to that Fund. For example, capital losses realized by one Fund would not affect capital gains realized by another Fund.

CHOICES YOU HAVE ON YOUR DIVIDENDS AND DISTRIBUTIONS

     On your application form, you can give instructions that (1) you want cash for your dividends and/or distributions or (2) you want your dividends and/or distributions paid in shares of the Fund of the same class as that with respect to which they were paid. However, a total dividend and/or distribution amount less than five dollars will be automatically paid in shares of the Fund of the same class as that with respect to which they were paid. You can change your instructions at any time. If you give no instructions, your dividends and distributions will be paid in shares of the Fund of the same class as that with respect to which they were paid. All payments in shares are at NAV without any sales charge. The NAV used for this purpose is that computed as of the record date for the dividend or distribution, although this could be changed by the Board of Directors.

     Even if you receive dividends and distributions on Class A shares in cash, you can thereafter reinvest them (or distributions only) in Class A shares of the Fund at NAV (i.e., no sales charge) next calculated after receipt by Waddell & Reed,

Inc., of the amount clearly identified as a reinvestment. The reinvestment must be within 45 days after the payment.

                                      TAXES

GENERAL

     Each Fund (which is treated as a separate entity for these purposes) has qualified since inception for treatment as a regulated investment company (RIC) under the Code, so that it is relieved of Federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) that it distributes to its shareholders. To continue to qualify for treatment as a RIC, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (Distribution Requirement) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from options, futures contracts or forward contracts) derived with respect to its business of investing in securities or those currencies (Income Requirement); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (50% Diversification Requirement); and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     If a Fund failed to qualify for treatment as a RIC for any taxable year,
(a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders) and (b) the shareholders would treat all distributions out of its earnings and profits, including distributions of net capital gains, as dividends (that is, ordinary income). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying for RIC treatment.

     Dividends and distributions declared by a Fund in December of any year and payable to its shareholders of record on a date in that month are deemed to have been paid by the Fund and received by the shareholders in December of that year if they are paid by the Fund during the following January. Accordingly, those dividends and distributions will be taxed to the shareholders for the year in which that December 31 falls.

     If shares of a Fund are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of short-term, capital loss to the extent of any distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or distribution, the investor will receive some portion of the purchase price back as a taxable dividend or distribution.

     Each Fund will be subject to a nondeductible 4% excise tax (Excise Tax) to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these purposes, each Fund may defer into the next calendar year net capital losses incurred between November 1 and the end of the current calendar year. It is the policy of each Fund to pay sufficient dividends and distributions each year to avoid imposition of the Excise Tax.

INCOME FROM FOREIGN SECURITIES

     Dividends and interest received, and gains realized, by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (foreign taxes) that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     Each of the Funds may invest in the stock of passive foreign investment companies (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to Federal income tax on a portion of any excess distribution received on the stock of a PFIC or of any gain on disposition of the stock (collectively PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

     If a Fund invests in a PFIC and elects to treat the PFIC as a qualified electing fund (QEF), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gains -- which probably would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gains were not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     A Fund may elect to mark to market its stock in any PFIC. Marking-to-market, in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

FOREIGN CURRENCY GAINS AND LOSSES

     Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses, referred to under the Code as section 988 gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

INCOME FROM FINANCIAL INSTRUMENTS AND FOREIGN CURRENCIES

     The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts and forward currency contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

     Any income a Fund earns from writing options is treated as short-term capital gains. If a Fund enters into a closing purchase transaction, it will have short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If an option written by a Fund lapses without being exercised, the premium it received also will be a short-term capital gain. If such an option is exercised and the Fund thus sells the securities subject to the option, the premium the Fund receives will be added to the exercise price to determine the gain or loss on the sale.

     Certain futures contracts, forward currency contracts and listed non-equity options (such as those on a securities index) in which the Funds may invest may be section 1256 contracts. Section 1256 contracts held by a Fund at the end of its taxable year, other than contracts subject to a mixed straddle election made by the Fund, are marked-to-market (that is, treated as sold at that time for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. Sixty percent of any net gains or losses recognized on these deemed sales, and 60% of any net realized gains or losses from any actual sales of section 1256 contracts, are treated as long-term capital gains or losses, and the balance are treated as short-term capital gains or losses. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax and other purposes. The Fund may need to distribute any mark-to-market gains to its shareholders to satisfy the Distribution Requirement and/or avoid imposition of the Excise Tax, even though it may not have closed the transactions and received cash to pay the distributions.


     Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures contracts and forward currency contracts in which the Funds may invest. That section defines a straddle as offsetting positions with respect to actively traded personal property; for these purposes, options, futures contracts and forward currency contracts are positions in personal property.
Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that would otherwise be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain wash sale rules which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period and short sale rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions will be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to the Funds are not entirely clear.

     If a Fund has an appreciated financial position -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than straight debt) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a constructive sale of the position, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward currency contract entered into by the Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

ZERO COUPON AND PAYMENT-IN-KIND SECURITIES

     Certain Funds may acquire zero coupon or other securities issued with OID. As the holder of those securities, a Fund must include in its income the OID that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, a Fund must include in its gross income securities it receives as interest on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, in order to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gains.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     One of the duties undertaken by WRIMCO pursuant to the Management Agreement is to arrange the purchase and sale of securities for the portfolio of each Fund. Transactions in securities other than those for which an exchange is the primary market are generally effected with dealers acting as principals or market makers. Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange and otherwise only if it appears likely that a better price or execution can be obtained. The individual who manages a Fund may manage other advisory accounts with similar investment objectives. It can be anticipated that the manager will frequently place concurrent orders for all or most accounts for which the manager has responsibility or WRIMCO may otherwise combine orders for a Fund with those of other funds in the Waddell & Reed Advisors Funds, W&R Target Funds, Inc. and W&R Funds, Inc. or other accounts for which it has investment discretion, including accounts affiliated with WRIMCO. WRIMCO, at its discretion, may aggregate such orders. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely. In this case, for a transaction not involving an initial public offering (IPO), WRIMCO will ordinarily allocate the transaction pro rata based on the orders placed, subject to certain variances provided for in the written procedures. For a partially-filled IPO order, subject to certain variances specified in the written procedures, WRIMCO generally allocates the shares as follows: the IPO shares are initially allocated pro rata among the included funds and/or advisory accounts grouped according to investment objective, based on relative total assets of each group; and the shares are then allocated within each group pro rata based on relative total assets of the included funds and/or advisory accounts, except that (a) within a group having a small cap-related investment objective, shares are allocated on a rotational basis after taking into account the impact of the anticipated initial gain on the value of the included fund or advisory account and (b) within a group having a mid-cap-related investment objective, shares are allocated based on the portfolio manager's judgment, including but not limited to such factors as the fund's or advisory account's investments strategies and policies, cash availability, any minimum investment policy, liquidity, anticipated term of the investment and current securities positions. In all cases, WRIMCO seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its funds and other advisory accounts. Sharing in large transactions could affect the price a Fund pays or receives or the amount it buys or sells. As well, a better negotiated commission may be available through combined orders.

     To effect the portfolio transactions of a Fund, WRIMCO is authorized to engage broker-dealers (brokers) which, in its best judgment based on all relevant factors, will implement the policy of the Fund to seek best execution (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. WRIMCO need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Fund. Subject to review by the Board of Directors, such policies include the selection of brokers which provide execution and/or research services and other services, including pricing or quotation services directly or through others (research and brokerage services) considered by WRIMCO to be useful or desirable for its investment management of the Fund and/or the other funds and accounts over which WRIMCO has investment discretion.

     Research and brokerage services are, in general, defined by reference to
Section 28(e) of the Securities Exchange Act of 1934 as including (1) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers; (2) furnishing analyses and reports; or (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Investment discretion is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account, or making those decisions even though someone else has responsibility.

     The commissions paid to brokers that provide such research and/or brokerage services may be higher than the commission another qualified broker would charge for effecting comparable transactions and are permissible if a good faith determination is made by WRIMCO that the commission is reasonable in relation to the research or brokerage services provided. Subject to the foregoing considerations WRIMCO may also consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions. No allocation of brokerage or principal business is made to provide any other benefits to WRIMCO.

     The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of WRIMCO, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist WRIMCO in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made and this cost is paid by WRIMCO.

     Such investment research (which may be supplied by a third party at the request of a broker) includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of WRIMCO; serves to make available additional views for consideration and comparisons; and enables WRIMCO to obtain market information on the price of securities held in the Fund's portfolio or being considered for purchase.

     The Funds may also use their brokerage to pay for pricing or quotation services to value securities. The table below sets forth the brokerage commissions paid by each of the Funds during the fiscal years ended December 31, 2000, 1999 and 1998. These figures do not include principal transactions or spreads or concessions on principal transactions, i.e., those in which a Fund sells securities to a broker-dealer firm or buys from a broker-dealer firm securities owned by it.


                                                                     2000                 1999                  1998
                                                              -----------          -----------           -----------
---------------------------------------------------------------------------------------------------------------------
Accumulative Fund                                             $15,555,061          $12,704,046           $10,437,061
---------------------------------------------------------------------------------------------------------------------
Core Investment Fund                                            7,255,493            6,743,644             5,534,850
---------------------------------------------------------------------------------------------------------------------
Science and Technology Fund                                     2,140,483              935,732               777,363
---------------------------------------------------------------------------------------------------------------------
                                                              -----------          -----------           -----------
---------------------------------------------------------------------------------------------------------------------
Total                                                         $24,951,037          $20,383,422           $16,749,274
---------------------------------------------------------------------------------------------------------------------


For the period from December 31, 1999 through September 30, 2000 and for the fiscal years ended December 31, 1999 and 1998, Bond Fund paid no brokerage commissions.

     The next table shows for each of the Funds' last fiscal year the transactions, other than principal transactions, which were directed to broker-dealers who provided research services as well as execution and the brokerage commissions paid. These transactions were allocated to these broker-dealers by the internal allocation procedures described above.

                                                                          Amount of                    Brokerage
                                                                        Transactions                  Commissions
                                                                       --------------                -------------
-------------------------------------------------------------------------------------------------------------------
Accumulative Fund                                                     $11,257,258,890                  $13,241,294
-------------------------------------------------------------------------------------------------------------------
Core Investment Fund                                                    5,130,194,081                    5,822,975
-------------------------------------------------------------------------------------------------------------------
Science and Technology Fund                                             1,971,322,980                    1,898,213
-------------------------------------------------------------------------------------------------------------------
                                                                       --------------                -------------
-------------------------------------------------------------------------------------------------------------------
Total                                                                 $18,358,775,951                  $20,962,482
-------------------------------------------------------------------------------------------------------------------


For the period from December 31, 1999 through September 30, 2000 and for the fiscal year ended December 31, 1999, Bond Fund had no transaction and commissions with broker-dealers who provided research services.


     As of December 31, 2000, Waddell & Reed Advisors Accumulative Fund owned securities of Bank of America Corporation, Citigroup, Inc. and The Goldman Sachs Group, Inc. in the amounts of $59,637,500, $127,656,250 and $32,081,250, respectively. Banc of America Securities LLC (subsidiary of Bank of America Corporation), Salomon Smith Barney Inc. (subsidiary of

Citigroup, Inc.) and Goldman, Sachs & Co. (subsidiary of The Goldman Sachs Group, Inc.) are regular brokers of the Fund. As of September 30, 2000, Waddell & Reed Advisors Bond Fund owned securities of Salomon Inc. in the amount of $5,373,450. Salomon Inc. is a regular broker of the Fund. As of December 31, 2000, Waddell & Reed Advisors Core Investment Fund owned securities of Bank of America Corporation, The Chase Manhattan Corporation and The Goldman Sachs Group, Inc. in the amounts of $84,446,700, $86,285,812 and $80,117,575, respectively. Banc of America Securities LLC (subsidiary of Bank of America Corporation), Chase Securities Inc. (subsidiary of The Chase Manhattan Corporation ) and Goldman, Sachs & Co. (subsidiary of The Goldman Sachs Group , Inc.) are regular brokers of the Fund.

     The Funds, WRIMCO and Waddell & Reed, Inc. have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits their respective directors, officers and employees to invest in securities, including securities that may be purchased or held by the Funds. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-clearance requirements and reporting obligations.

                                OTHER INFORMATION

THE SHARES OF THE FOUR FUNDS

     The shares of each of the four Funds represents an interest in that Fund's securities and other assets and in its profits or losses. Each fractional share of a class has the same rights, in proportion, as a full share of that class.

     Each Fund offers four classes of its shares: Class A, Class B, Class C and Class Y. Each class of a Fund represents an interest in the same assets of the Fund and differ as follows: each class of shares has exclusive voting rights on matters appropriately limited to that class; Class A shares are subject to an initial sales charge and to an ongoing distribution and/or service fee and certain Class A shares are subject to a CDSC; Class B and Class C are subject to a CDSC and to ongoing distribution and service fees; Class B shares that have been held by a shareholder for eight years will convert, automatically, eight years after the month in which the shares where purchased, to Class A shares of the Fund, and such conversion will be made, without charge or fee, on the basis of the relative NAV of the two classes; and Class Y shares, which are designated for institutional investors, have no sales charge nor ongoing distribution and/or service fee. Each class may bear differing amounts of certain class-specific expenses and each class has a separate exchange privilege. The Funds do not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same Fund by virtue of those classes. On an ongoing basis, the Board of Directors will consider whether any such conflict exists and, if so, take appropriate action. Each share of a Fund is entitled to equal voting, dividend, liquidation and redemption rights, except that due to the differing expenses borne by the four classes, dividends and liquidation proceeds of Class B shares and Class C shares are expected to be lower than for Class A shares of the same Fund, which in turn are expected to be lower than for Class Y shares of that Fund. Shares are fully paid and nonassessable when purchased.

     The Funds do not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval will be presented to shareholders at a meeting called by the Board of Directors for such purpose.

     Special meetings of shareholders may be called for any purpose upon receipt by the Fund of a request in writing signed by shareholders holding not less than 25% of all shares entitled to vote at such meeting, provided certain conditions stated in the Bylaws are met. There will normally be no meeting of the shareholders for the purpose of electing directors until such time as less than a majority of directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. To the extent that Section 16(c) of the 1940 Act applies to the Fund, the directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the shareholders of record of not less than 10% of a Fund's outstanding shares.

     Each share (regardless of class) has one vote. All shares of each of the Funds vote together as a single class, except as to any matter for which a separate vote of any class is required by the 1940 Act, and except as to any matter which affects the interests of one or more particular classes, in which case only the shareholders of the affected classes are entitled to vote, each as a separate class.

     Each share of each Fund (regardless of class) is entitled to one vote. On certain matters such as the election of Directors, all shares of all of the four Funds vote together as a single class. On other matters affecting a particular Fund, the shares of that Fund vote together as a separate class, such as with respect to a change in an investment restriction of a particular Fund, except that as to matters for which a separate vote of a class is required by the 1940 Act or which affects the interests of one or more particular classes, the affected shareholders vote as a separate class. In voting on a Management Agreement, approval by the shareholders of a Fund is effective as to that Fund whether or not enough votes are received from the shareholders of the other Funds to approve the Management Agreement for the other Funds.

                                   APPENDIX A

     The following are descriptions of some of the ratings of securities which the Fund may use. The Fund may also use ratings provided by other nationally recognized statistical rating organizations in determining the eligibility of securities for the Portfolios.

                           DESCRIPTION OF BOND RATINGS

     STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC. An S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

2.   Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     A brief description of the applicable S&P rating symbols and their meanings follow:

     AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA also qualifies as high-quality debt. Capacity to pay interest and repay principal is very strong, and debt rated AA differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC -- Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI -- The rating CI is reserved for income bonds on which no interest is being paid.

     D -- Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods. The D rating will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-) -- To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     Debt Obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as Investment Grade ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states governing legal investments may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

     MOODY'S. A brief description of the applicable Moody's rating symbols and their meanings follows:

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol 1 following the rating.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                     DESCRIPTION OF PREFERRED STOCK RATINGS

     STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC. An S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

     The preferred stock ratings are based on the following considerations:

1. Likelihood of payment - capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;

2.   Nature of, and provisions of, the issue;

3. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA -- This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA -- A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A -- An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB -- An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the 'A' category.

     BB, B, CCC -- Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CC -- The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

     C -- A preferred stock rated C is a non-paying issue.

     D -- A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

     NR -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     Plus (+) or minus (-) -- To provide more detailed indications of preferred stock quality, the rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     MOODY'S. Note: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Preferred stock rating symbols and their definitions are as follows:

     aaa -- An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa -- An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

     a -- An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa -- An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba -- An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b -- An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa -- An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca -- An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     c -- This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

     S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment; however, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for timely payment. A C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default, which occurs when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the designations of Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. Issuers rated Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime 2 also have a strong capacity for repayment of short-term promissory obligations as will normally be evidenced by many of the characteristics described above for Prime 1 issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation; capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained. Issuers rated Prime 3 have an acceptable capacity for repayment of short-term promissory obligations, as will normally be evidenced by many of the characteristics above for Prime 1 issuers, but to a lesser degree. The effect of industry characteristics and market composition may be more pronounced; variability in earnings and profitability may result in changes in the level of debt protection measurements and requirement for relatively high financial leverage; and adequate alternate liquidity is maintained.

DESCRIPTION OF NOTE RATINGS

     STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC. An S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

       --Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).

       --Source of Payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note.)

         The note rating symbols and definitions are as follows:

         SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.

     MOODY'S. Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade
(MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

     MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG 3 -- This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     MIG 4 -- This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

     FITCH-National Short-term Credit Ratings

     F1-Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under Fitch's national rating scale, this rating is assigned to the best credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the government. Where the credit risk is particularly strong, a + is added to the assigned rating.

     F2-Indicates a satisfactory capacity for timely payment of financial commitments relative other issuers in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

     F3-Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

     B-Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

     C-Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D-Indicates actual or imminent payment default.

     Notes to Short-term national rating:

     + or - may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to Short-term national ratings other than F1.

     Ratings Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as Positive, indicating a potential upgrade, Negative, for a potential downgrade, or Evolving, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

THE INVESTMENTS OF ACCUMULATIVE FUND
DECEMBER 31, 2000

                                                                                       SHARES                 VALUE
COMMON STOCKS
BUSINESS SERVICES - 5.16%
   BEA Systems, Inc.* .....................................................           250,000            $   16,828,125
   Commerce One, Inc.* ....................................................           400,000                10,150,000
   FleetBoston Financial Corporation ......................................         1,500,000                56,343,750
   Openwave Systems Inc.* .................................................           500,000                23,796,875
   Veritas Software Corp.* ................................................           300,000                26,259,375
                                                                                                         --------------
                                                                                                            133,378,125
                                                                                                         --------------

CHEMICALS AND ALLIED PRODUCTS - 22.97%
   American Home Products Corporation .....................................         2,000,000               127,100,000
   Aphton Corporation* ....................................................           300,000                 5,400,000
   Axys Pharmaceuticals, Inc.* ............................................           700,000                 3,959,375
   Biogen, Inc.* ..........................................................         1,000,000                60,093,750
   Bristol-Myers Squibb Company ...........................................           392,300                29,005,681
   Immunex Corporation* ...................................................           500,000                20,328,125
   King Pharmaceuticals, Inc.* ............................................         1,700,000                87,868,750
   MedImmune, Inc.* .......................................................           500,000                23,859,375
   Pfizer Inc. ............................................................         2,700,000               124,200,000
   Pharmacia Corporation ..................................................           450,000                27,450,000
   QLT Inc.* ..............................................................         1,000,000                28,062,500
   Schering-Plough Corporation ............................................         1,000,000                56,750,000
                                                                                                         --------------
                                                                                                            594,077,556
                                                                                                         --------------

COMMUNICATION - 5.62%
   Comcast Corporation, Class A* ..........................................         1,100,000                45,890,625
   Sprint Corporation - FON Group .........................................         2,300,000                46,718,750
   Sprint Corporation - PCS Group* ........................................         1,700,000                34,743,750
   Vodafone Group Plc, ADR ................................................           500,000                17,906,250
                                                                                                         --------------
                                                                                                            145,259,375
                                                                                                         --------------

DEPOSITORY INSTITUTIONS - 10.42%
   Bank of America Corporation ............................................         1,300,000                59,637,500
   Bank of New York Company, Inc. (The) ...................................           500,000                27,593,750
   Citigroup Inc. .........................................................         2,500,000               127,656,250
   Firstar Corporation ....................................................         2,000,000                46,500,000
   Synovus Financial Corp. ................................................           301,900                 8,132,431
                                                                                                         --------------
                                                                                                            269,519,931
                                                                                                         --------------

EATING AND DRINKING PLACES - 1.31%
   McDonald's Corporation .................................................         1,000,000                34,000,000
                                                                                                         --------------

ELECTRIC, GAS AND SANITARY SERVICES - 0.86%
   Energy East Corporation ................................................         1,124,300                22,134,656
                                                                                                         --------------

              SEE NOTES TO SCHEDULE OF INVESTMENTS ON PAGE    .

THE INVESTMENTS OF ACCUMULATIVE FUND
DECEMBER 31, 2000

                                                                                       SHARES                 VALUE
COMMON STOCKS (Continued)
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.42%
   Broadcom Corporation, Class A* .........................................           100,000             $   8,403,125
   Corvis Corporation* ....................................................           400,000                 9,512,500
   Sycamore Networks, Inc.* ...............................................           500,000                18,734,375
                                                                                                         --------------
                                                                                                             36,650,000
                                                                                                         --------------

FABRICATED METAL PRODUCTS - 0.51%
   Parker Hannifin Corporation ............................................           300,000                13,237,500
                                                                                                         --------------

GENERAL BUILDING CONTRACTORS - 0.46%
   Lennar Corporation .....................................................           330,600                11,984,250
                                                                                                         --------------

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.86%
   American Standard Companies Inc.* ......................................            61,000                 3,008,063
   EMC Corporation* .......................................................           200,000                13,300,000
   Illinois Tool Works, Inc. ..............................................           300,000                17,868,750
   Sun Microsystems, Inc.* ................................................           500,000                13,921,875
                                                                                                         --------------
                                                                                                             48,098,688
                                                                                                         --------------

INSURANCE AGENTS, BROKERS AND SERVICE - 1.81%
   Marsh & McLennan Companies, Inc. .......................................           400,000                46,800,000
                                                                                                         --------------

INSURANCE CARRIERS - 16.47%
   Allmerica Financial Corporation ........................................           500,000                36,250,000
   Allstate Corporation (The) .............................................         1,000,000                43,562,500
   American Financial Group, Inc. .........................................           117,500                 3,121,094
   American General Corporation ...........................................           700,000                57,050,000
   American International Group, Inc. .....................................           350,000                34,496,875
   CNA Financial Corporation* .............................................           700,000                27,125,000
   Chubb Corporation (The) ................................................           415,700                35,958,050
   Everest Re Group, Ltd. .................................................           500,000                35,812,500
   Lincoln National Corporation ...........................................         1,300,000                61,506,250
   Mutual Risk Management Ltd. ............................................           500,000                 7,593,750
   PartnerRe Ltd. .........................................................           500,000                30,500,000
   RenaissanceRe Holdings Ltd. ............................................           280,000                21,927,500
   Trigon Healthcare, Inc.* ...............................................           400,000                31,125,000
                                                                                                         --------------
                                                                                                            426,028,519
                                                                                                         --------------

NONDEPOSITORY INSTITUTIONS - 9.46%
   American Express Company ...............................................         1,000,000                54,937,500
   Fannie Mae .............................................................           900,000                78,075,000
   Freddie Mac ............................................................         1,500,000               103,312,500
   Heller Financial, Inc. .................................................           274,600                 8,426,788
                                                                                                         --------------
                                                                                                            244,751,788
                                                                                                         --------------

               SEE NOTES TO SCHEDULE OF INVESTMENTS ON PAGE   .

THE INVESTMENTS OF ACCUMULATIVE FUND
DECEMBER 31, 2000

                                                                                       SHARES                 VALUE
COMMON STOCKS (Continued)
OIL AND GAS EXTRACTION - 9.16%
   OCCIDENTAL PETROLEUM CORPORATION .......................................         2,000,000            $   48,500,000
   USX Corporation - Marathon Group .......................................         4,000,000               111,000,000
   Unocal Corporation .....................................................         2,000,000                77,375,000
                                                                                                         --------------
                                                                                                            236,875,000
                                                                                                         --------------

PAPER AND ALLIED PRODUCTS - 1.21%
   Mead Corporation (The) .................................................         1,000,000                31,375,000
                                                                                                         --------------

PETROLEUM AND COAL PRODUCTS - 2.69%
   Conoco Inc., Class B ...................................................         1,500,000                43,406,250
   Exxon Mobil Corporation ................................................           300,000                26,081,250
                                                                                                         --------------
                                                                                                             69,487,500
                                                                                                         --------------

PRIMARY METAL INDUSTRIES - 0.79%
   Alcan Aluminium Limited ................................................           600,000                20,512,500
                                                                                                         --------------

SECURITY AND COMMODITY BROKERS - 1.24%
   Goldman Sachs Group, Inc. (The) ........................................           300,000                32,081,250
                                                                                                         --------------

STONE, CLAY AND GLASS PRODUCTS - 0.47%
   Corning Incorporated ...................................................           200,000                10,562,500
   Lafarge Corporation ....................................................            71,800                 1,696,275
                                                                                                         --------------
                                                                                                             12,258,775
                                                                                                         --------------

WHOLESALE TRADE -- NONDURABLE GOODS - 2.30%
   McKesson HBOC, Inc. ....................................................           800,000                28,712,000
   Philip Morris Companies Inc. ...........................................           700,000                30,800,000
                                                                                                         --------------
                                                                                                             59,512,000
                                                                                                         --------------

TOTAL COMMON STOCKS - 96.19%                                                                             $2,488,022,413
   (Cost: $2,381,791,333)

                                                                                    PRINCIPAL
                                                                                    AMOUNT IN
                                                                                    THOUSANDS
SHORT-TERM SECURITIES
COMMERCIAL PAPER
   BUSINESS SERVICES - 0.39%
   Electronic Data Systems Corporation:
      6.5%, 1-2-01 ........................................................            $3,570                 3,569,355
      6.54%, 1-4-01 .......................................................             6,490                 6,486,463
                                                                                                         --------------
                                                                                                             10,055,818
                                                                                                         --------------

               SEE NOTES TO SCHEDULE OF INVESTMENTS ON PAGE   .

THE INVESTMENTS OF ACCUMULATIVE FUND
DECEMBER 31, 2000

                                                                                    PRINCIPAL
                                                                                    AMOUNT IN
                                                                                    THOUSANDS                    VALUE
SHORT-TERM SECURITIES (Continued)
COMMERCIAL PAPER (Continued)
   CHEMICALS AND ALLIED PRODUCTS - 0.03%
   Merck & Co., Inc.,
      6.48%, 1-3-01 .......................................................           $   685            $      684,753
                                                                                                         --------------

   COMMUNICATION - 0.38%
   SBC Communications Inc.,
      6.52%, 1-12-01 ......................................................            10,000                 9,980,078
                                                                                                         --------------

   DEPOSITORY INSTITUTIONS - 0.97%
   National Australia Funding (DE) Inc.,
      6.57%, 1-4-01 .......................................................            10,000                 9,994,525
   UBS Finance Delaware LLC,
      6.5%, 1-2-01 ........................................................            15,000                14,997,292
                                                                                                         --------------
                                                                                                             24,991,817
                                                                                                         --------------

   ELECTRIC, GAS AND SANITARY SERVICES - 1.34%
   Allegheny Energy Inc.,
      6.62%, 1-17-01 ......................................................             6,000                 5,982,347
   Duke Energy Corp.:
      6.5%, 1-2-01 ........................................................             2,625                 2,624,526
      6.5%, 1-12-01 .......................................................            10,000                 9,980,139
   OGE Energy Corp.,
      7.0%, 1-4-01 ........................................................             4,000                 3,997,667
   Tampa Electric Co.,
      6.63%, 1-8-01 .......................................................            12,000                11,984,530
                                                                                                         --------------
                                                                                                             34,569,209
                                                                                                         --------------

   ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.65%
   Cooper Industries Inc.,
      6.55%, 1-2-01 .......................................................             1,875                 1,874,659
   Sony Capital Corp.,
      6.55%, 1-4-01 .......................................................            15,000                14,991,812
                                                                                                         --------------
                                                                                                             16,866,471
                                                                                                         --------------

   FABRICATED METAL PRODUCTS - 1.11%
   Danaher Corporation,
      6.6463%, Master Note ................................................            28,617                28,617,000
                                                                                                         --------------

   FOOD AND KINDRED PRODUCTS - 0.08%
   General Mills, Inc.,
      6.7963%, Master Note ................................................             2,079                 2,079,000
                                                                                                         --------------

                 SEE NOTES TO SCHEDULE OF INVESTMENTS ON PAGE .

`THE INVESTMENTS OF ACCUMULATIVE FUND
DECEMBER 31, 2000

                                                                                    PRINCIPAL
                                                                                    AMOUNT IN
                                                                                    THOUSANDS                    VALUE
SHORT-TERM SECURITIES (Continued)
COMMERCIAL PAPER (Continued)
   FOOD STORES - 0.58%
   Albertson's Inc.,
      7.95%, 1-10-01 ......................................................           $15,000            $   14,970,188
                                                                                                         --------------

   INSTRUMENTS AND RELATED PRODUCTS - 0.73%
   Snap-On Inc.:
      6.53%, 1-3-01 .......................................................            10,000                 9,996,372
      6.52%, 1-11-01 ......................................................             8,900                 8,883,881
                                                                                                         --------------
                                                                                                             18,880,253
                                                                                                         --------------

   INSURANCE CARRIERS - 0.19%
   SAFECO Credit Co. Inc.,
      7.23%, 1-10-01 ......................................................             5,000                 4,990,962
                                                                                                         --------------

   NONDEPOSITORY INSTITUTIONS - 0.68%
   American Express Credit Corp.,
      6.3%, 1-29-01 .......................................................            15,000                14,926,500
   PACCAR Financial Corp.,
      6.5163%, Master Note ................................................             2,762                 2,762,000
                                                                                                         --------------
                                                                                                             17,688,500
                                                                                                         --------------

   PETROLEUM AND COAL PRODUCTS - 0.38%
   ExxonMobil Australia Pty. Ltd. (Exxon Mobil Corporation),
      6.54%, 1-10-01 ......................................................            10,000                 9,983,650
                                                                                                         --------------

   TOBACCO PRODUCTS - 0.23%
   Philip Morris Companies Inc.,
      6.69%, 1-11-01 ......................................................             6,000                 5,988,850
                                                                                                         --------------

TOTAL COMMERCIAL PAPER - 7.74%                                                                              200,346,549

MUNICIPAL OBLIGATION - 0.26%
   CALIFORNIA
   California Pollution Control Financing
      Authority, Environmental Improvement
      Revenue Bonds, Shell Oil Company Project,
      Series 1998A (Taxable),
      6.54%, 1-2-01 .......................................................             6,725                 6,725,000
                                                                                                         --------------

TOTAL SHORT-TERM SECURITIES - 8.00%                                                                      $  207,071,549
   (Cost: $207,071,549)

               SEE NOTES TO SCHEDULE OF INVESTMENTS ON PAGE   .

THE INVESTMENTS OF ACCUMULATIVE FUND
DECEMBER 31, 2000

                                                                                                                 VALUE
TOTAL INVESTMENT SECURITIES - 104.19%                                                                    $2,695,093,962
   (Cost: $2,588,862,882)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (4.19%)                                                         (108,415,318)

NET ASSETS - 100.00%                                                                                     $2,586,678,644


NOTES TO SCHEDULE OF INVESTMENTS

*NO DIVIDENDS WERE PAID DURING THE PRECEDING 12 MONTHS.

 SEE NOTE 1 TO FINANCIAL STATEMENTS FOR SECURITY VALUATION AND OTHER SIGNIFICANT ACCOUNTING POLICIES CONCERNING INVESTMENTS.

 SEE NOTE 3 TO FINANCIAL STATEMENTS FOR COST AND UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS OWNED FOR FEDERAL INCOME TAX PURPOSES.

STATEMENT OF ASSETS AND LIABILITIES
ACCUMULATIVE FUND
DECEMBER 31, 2000
(IN THOUSANDS, EXCEPT FOR PER SHARE AMOUNTS)

ASSETS
     Investment securities --
         at value (Notes 1 and 3) ..................................................            $2,695,094
     Cash ..........................................................................                     2
     Receivables:
         Investment securities sold ................................................                51,415
         Fund shares sold ..........................................................                 2,596
         Dividends and interest ....................................................                 1,570
     Prepaid insurance premium .....................................................                    38
                                                                                                ----------
              Total assets .........................................................             2,750,715
                                                                                                ----------

LIABILITIES
     Payable for investment
         securities purchased ......................................................               136,283
     Payable to Fund shareholders ..................................................                26,729
     Accrued service fee (Note 2) ..................................................                   450
     Accrued transfer agency and
         dividend disbursing (Note 2) ..............................................                   247
     Accrued management fee (Note 2) ...............................................                   139
     Accrued distribution fee (Note 2) .............................................                    83
     Accrued accounting services fee (Note 2) ......................................                    10
     Accrued shareholder servicing -- ......Class Y (Note 2)........................                     1
     Other .........................................................................                    94
                                                                                                ----------
              Total liabilities ....................................................               164,036
                                                                                                ----------
                  Total net assets  ................................................            $2,586,679
                                                                                                ==========

NET ASSETS
     $1.00 par value capital stock:
         Capital stock .............................................................            $  304,493
         Additional paid-in capital ................................................             1,936,769
     Accumulated undistributed income:
         Accumulated undistributed
              net investment income ................................................                 2,120
         Accumulated undistributed net
              realized gain on investment
              transactions .........................................................               237,081
         Net unrealized appreciation
              of investments .......................................................               106,216
                                                                                                ----------
              Net assets applicable to outstanding
                  units of capital .................................................            $2,586,679
                                                                                                ==========

Net asset value per share
     (net assets divided by
     shares outstanding):
     Class A .......................................................................                 $8.50
     Class B .......................................................................                 $8.44
     Class C .......................................................................                 $8.43
     Class Y .......................................................................                 $8.49
Capital shares outstanding:
     Class A .......................................................................               301,035
     Class B .......................................................................                 2,292
     Class C .......................................................................                   439
     Class Y .......................................................................                   727
Capital shares authorized ..........................................................               500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
ACCUMULATIVE FUND
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000
(IN THOUSANDS)

INVESTMENT INCOME
     Income (Note 1B):
         Dividends (net of foreign withholding
              taxes of $28) .......................................................                $31,837
         Interest and amortization .................................................                 9,103
                                                                                                  --------
              Total income .........................................................                40,940
                                                                                                  --------
     Expenses (Note 2):
         Investment management fee .................................................                16,128
         Service fee:
              Class A ..............................................................                 5,333
              Class B ..............................................................                    27
              Class C ..............................................................                     4
         Transfer agency and dividend disbursing:

              Class A ..............................................................                 2,404
              Class B ..............................................................                    36
              Class C ..............................................................                     7
         Distribution fee:
              Class A ..............................................................                   331
              Class B ..............................................................                    82
              Class C ..............................................................                    13
         Custodian fees ............................................................                   110
         Accounting services fee....................................................                   106
         Legal fees ................................................................                    19
         Audit fees ................................................................                    18
         Shareholder servicing -- Class Y...........................................                     8
         Other    ..................................................................                   210
                                                                                                  --------
              Total expenses .......................................................                24,836
                                                                                                  --------
                  Net investment income ............................................                16,104
                                                                                                  --------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
     Realized net gain on securities ...............................................               716,227
     Realized net gain on foreign
         currency transactions .....................................................                   341
                                                                                                  --------
         Realized net gain
              on investments .......................................................               716,568
     Unrealized depreciation in value of investments
         during the period .........................................................              (288,603)
                                                                                                  --------
              Net gain on investments ..............................................               427,965
                                                                                                  --------
                  Net increase in net assets
                      resulting from operations....................................               $444,069
                                                                                                  ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
ADVISORS ACCUMULATIVE FUND
(IN THOUSANDS)

                                                                                     FOR THE FISCAL YEAR ENDED
                                                                                            DECEMBER 31,
                                                                                 ----------------------------------
                                                                                     2000                  1999
                                                                                 ------------          ------------
INCREASE IN NET ASSETS
     Operations:
         Net investment income ...................................                $   16,104            $    5,976
         Realized net gain
              on investments .....................................                   716,568               265,407
         Unrealized appreciation
              (depreciation) .....................................                  (288,603)              201,521
                                                                                  ----------            ----------
              Net increase in net assets
                  resulting from operations ......................                   444,069               472,904
                                                                                  ----------            ----------
     Distributions to shareholders from (Note 1E):*
         Net investment income:
              Class A ............................................                   (16,833)               (5,519)
              Class B ............................................                       ---                   ---
              Class C ............................................                       ---                   ---
              Class Y ............................................                       (50)                  (20)
         Realized net gains on investment transactions:
              Class A ............................................                  (552,449)             (250,533)
              Class B ............................................                    (3,970)                 (223)
              Class C ............................................                      (728)                  (34)
              Class Y ............................................                    (1,303)                 (530)
                                                                                  ----------            ----------
                                                                                    (575,333)             (256,859)
                                                                                  ----------            ----------
     Capital share transactions (Note 5) ..................                          463,334               170,527
                                                                                  ----------            ----------
         Total increase ..........................................                   332,070               386,572

NET ASSETS
     Beginning of period .........................................                 2,254,609             1,868,037
                                                                                  ----------            ----------
     End of period ...............................................                $2,586,679            $2,254,609
                                                                                  ==========            ==========
         Undistributed net investment
              income .............................................                    $2,120                $2,558
                                                                                      ======                ======

*SEE "FINANCIAL HIGHLIGHTS" ON PAGES     -    .


                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
ACCUMULATIVE FUND
CLASS A SHARES
FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD:

                                                                   FOR THE FISCAL YEAR ENDED DECEMBER 31,
                                                        -----------------------------------------------------------
                                                         2000         1999         1998          1997          1996
                                                        -----        -----        -----         -----         -----
Net asset value,
   beginning of period .............                    $9.14        $8.28        $7.77         $7.75        $7.78
                                                         ----         ----         ----          ----         ----
Income from investment
   operations:
   Net investment
      income .......................                     0.07         0.03         0.10          0.10         0.11
   Net realized and
      unrealized gain on
      investments ..................                     1.70         2.01         1.60          2.14         0.82
                                                         ----         ----         ----          ----         ----
Total from investment
   operations ......................                     1.77         2.04         1.70          2.24         0.93
                                                         ----         ----         ----          ----         ----
Less distributions:
   From net investment
      income .......................                    (0.07)       (0.03)       (0.11)        (0.09)       (0.11)
   From capital gains ..............                    (2.34)       (1.15)       (1.08)        (2.13)       (0.85)
                                                         ----         ----         ----          ----         ----
Total distributions ................                    (2.41)       (1.18)       (1.19)        (2.22)       (0.96)
                                                         ----         ----         ----          ----         ----
Net asset value,
   end of period ...................                    $8.50        $9.14        $8.28         $7.77        $7.75
                                                         ====         ====         ====          ====         ====
Total return* ......................                    20.16%       25.72%       22.62%        29.58%       12.18%
Net assets, end of
   period (in millions) ............                    $2,558       $2,247       $1,864        $1,595       $1,285
Ratio of expenses to
   average net assets ..............                     1.02%        0.98%        0.88%         0.82%        0.83%
Ratio of net investment
   income to average
   net assets ......................                     0.67%        0.30%        1.12%         1.16%        1.34%
Portfolio turnover
   rate ............................                   384.37%      372.35%      373.78%       313.99%      240.37%

  *TOTAL RETURN CALCULATED WITHOUT TAKING INTO ACCOUNT THE SALES LOAD DEDUCTED
   ON AN INITIAL PURCHASE.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
ACCUMULATIVE FUND
CLASS B SHARES
FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD:

                                                                    FOR THE
                                          FOR THE                    PERIOD
                                           FISCAL                      FROM
                                             YEAR                  10/4/99*
                                            ENDED                   THROUGH
                                         12/31/00                  12/31/99
                                         --------                  --------
Net asset value,
   beginning of period .............      $9.12                     $8.43
                                           ----                      ----
Income (loss) from investment
   operations:
   Net investment
      income (loss).................       0.00                     (0.01)
   Net realized and
      unrealized gain
      on investments ...............       1.66                      1.85
                                           ----                      ----
Total from investment
   operations ......................       1.66                      1.84
                                           ----                      ----
Less distributions:
   From net investment
      income .......................      (0.00)                    (0.00)
   From capital gains ..............      (2.34)                    (1.15)
                                           ----                      ----
Total distributions ................      (2.34)                    (1.15)
                                           ----                      ----
Net asset value,
   end of period ...................      $8.44                     $9.12
                                           ====                      ====
Total return .......................      18.92%                    22.89%
Net assets, end of
   period (in
   millions) .......................         $19                        $3
Ratio of expenses to
   average net assets ..............       2.02%                     2.24%**
Ratio of net investment
   loss to average
   net assets ......................      -0.23%                    -1.40%**
Portfolio turnover
   rate ............................     384.37%                   372.35%**

  *COMMENCEMENT OF OPERATIONS.
 **ANNUALIZED.

                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
ACCUMULATIVE FUND
CLASS C SHARES
FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD:

                                                                    FOR THE
                                          FOR THE                    PERIOD
                                           FISCAL                      FROM
                                             YEAR                  10/6/99*
                                            ENDED                   THROUGH
                                         12/31/00                  12/31/99
                                         --------                  --------
Net asset value,
   beginning of period .............      $9.12                     $8.53
                                           ----                      ----
Income (loss) from investment
   operations:
   Net investment
      income (loss).................       0.00                     (0.01)
   Net realized and
      unrealized gain
      on investments ...............       1.65                      1.75
                                           ----                      ----
Total from investment
   operations ......................       1.65                      1.74
                                           ----                      ----
Less distributions:
   From net investment
      income .......................      (0.00)                    (0.00)
   From capital gains ..............      (2.34)                    (1.15)
                                           ----                      ----
Total distributions ................      (2.34)                    (1.15)
                                           ----                      ----
Net asset value,
   end of period ...................      $8.43                     $9.12
                                           ====                      ====
Total return .......................      18.81%                    21.45%
Net assets, end of
   period (in
   thousands) ......................       $3,700                      $347
Ratio of expenses to
   average net assets ..............       2.10%                     2.28%**
Ratio of net investment
   loss to average
   net assets ......................      -0.31%                    -1.35%**
Portfolio turnover
   rate ............................     384.37%                   372.35%**

  *COMMENCEMENT OF OPERATIONS.
 **ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
ACCUMULATIVE FUND
CLASS Y SHARES
FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD:

                                                                 FOR THE FISCAL YEAR ENDED DECEMBER 31,
                                                       ---------------------------------------------------------
                                                        2000         1999         1998         1997         1996
                                                       -----        -----        -----        -----        -----
Net asset value,
   beginning of period .............                   $9.14        $8.28        $7.77        $7.75        $7.78
                                                        ----         ----         ----         ----         ----
Income from investment
   operations:
   Net investment income ...........                    0.08         0.04         0.12         0.11         0.12
   Net realized and
      unrealized gain
      on investments ...............                    1.70         2.01         1.59         2.14         0.82
                                                        ----         ----         ----         ----         ----
Total from investment
   operations ......................                    1.78         2.05         1.71         2.25         0.94
                                                        ----         ----         ----         ----         ----
Less distributions:
   From net investment
      income .......................                   (0.09)       (0.04)       (0.12)       (0.10)       (0.12)
   From capital gains ..............                   (2.34)       (1.15)       (1.08)       (2.13)       (0.85)
                                                        ----         ----         ----         ----         ----
Total distributions ................                   (2.43)       (1.19)       (1.20)       (2.23)       (0.97)
                                                        ----         ----         ----         ----         ----
Net asset value,
   end of period ...................                   $8.49        $9.14        $8.28        $7.77        $7.75
                                                        ====         ====         ====         ====         ====
Total return .......................                   20.39%       25.95%       22.79%       29.67%       12.27%
Net assets, end of
   period (in
   millions) .......................                       $6           $5           $4           $4           $3
Ratio of expenses to
   average net assets ..............                    0.84%        0.80%        0.75%        0.75%        0.74%
Ratio of net investment
   income to average
   net assets ......................                    0.85%        0.49%        1.21%        1.22%        1.45%
Portfolio turnover
   rate ............................                  384.37%      372.35%      373.78%      313.99%      240.37%

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE INVESTMENTS OF CORE INVESTMENT FUND
DECEMBER 31, 2000

                                                                                       SHARES                    VALUE
COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES - 1.04%
   Walt Disney Company (The) ..............................................         3,061,000            $   88,577,688
                                                                                                         --------------

BUSINESS SERVICES - 5.05%
   America Online, Inc.* ..................................................         2,458,300                85,548,840
   Clear Channel Communications, Inc.* ....................................         1,719,300                83,278,594
   eBay Inc.* .............................................................         1,439,500                47,458,516
   Microsoft Corporation* .................................................         3,621,400               157,191,394
   Veritas Software Corp.* ................................................           650,800                56,965,337
                                                                                                         --------------
                                                                                                            430,442,681
                                                                                                         --------------

CHEMICALS AND ALLIED PRODUCTS - 21.73%
   Air Products and Chemicals, Inc. .......................................         2,051,700                84,119,700
   American Home Products Corporation .....................................         1,207,100                76,711,205
   Biogen, Inc.* ..........................................................         1,236,800                74,323,950
   Bristol-Myers Squibb Company ...........................................         1,118,700                82,713,881
   Dow Chemical Company (The) .............................................         4,859,000               177,960,875
   du Pont (E.I.) de Nemours and Company ..................................         2,300,000               111,118,750
   Forest Laboratories, Inc.* .............................................         1,645,300               218,619,238
   Immunex Corporation* ...................................................           566,700                23,039,897
   Johnson & Johnson ......................................................         1,079,200               113,383,450
   King Pharmaceuticals, Inc.* ............................................         2,614,000               135,111,125
   Merck & Co., Inc. ......................................................         1,286,100               120,411,112
   Pfizer Inc. ............................................................         6,041,850               277,925,100
   Pharmacia Corporation ..................................................         2,003,500               122,213,500
   QLT Inc.* ..............................................................         2,780,100                78,016,556
   Schering-Plough Corporation ............................................         2,737,000               155,324,750
                                                                                                         --------------
                                                                                                          1,850,993,089
                                                                                                         --------------

COMMUNICATION - 7.55%
   Cox Communications, Inc., Class A* .....................................         3,555,600               165,557,625
   General Motors Corporation, Class H* ...................................         2,279,100                52,419,300
   Nippon Telegraph and Telephone
      Corporation (A) .....................................................             5,525                39,778,454
   SBC Communications Inc. ................................................         3,744,000               178,776,000
   Telefonaktiebolaget LM Ericsson, ADR,
      Class B .............................................................         7,831,900                87,864,128
   Vodafone Group Plc, ADR ................................................         2,250,000                80,578,125
   Worldcom, Inc.* ........................................................         2,713,300                38,155,781
                                                                                                         --------------
                                                                                                            643,129,413
                                                                                                         --------------

DEPOSITORY INSTITUTIONS - 2.00%
   Bank of America Corporation ............................................         1,840,800                84,446,700
   Chase Manhattan Corporation (The)* .....................................         1,899,000                86,285,812
                                                                                                         --------------
                                                                                                            170,732,512
                                                                                                         --------------

                 SEE NOTES TO SCHEDULE OF INVESTMENTS ON PAGE .

THE INVESTMENTS OF CORE INVESTMENT FUND
DECEMBER 31, 2000

                                                                                       SHARES                 VALUE
COMMON STOCKS (Continued)
ELECTRIC, GAS AND SANITARY SERVICES - 1.47%
   El Paso Energy Corporation .............................................         1,744,000              $124,914,000
                                                                                                         --------------

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.28%
   Broadcom Corporation, Class A* .........................................           443,800                37,293,069
   General Electric Company ...............................................         3,306,000               158,481,375
   Intel Corporation ......................................................         2,574,000                77,380,875
   JDS Uniphase Corporation* ..............................................           878,600                36,571,725
   Nokia Oyj (A) ..........................................................         3,600,000               160,586,101
   Nortel Networks Corporation ............................................         3,111,400                99,759,263
   Rambus Inc.* ...........................................................         1,373,100                50,161,059
                                                                                                         --------------
                                                                                                            620,233,467
                                                                                                         --------------

ENGINEERING AND MANAGEMENT SERVICES - 0.30%
   Celgene Corporation* ...................................................           783,812                25,547,372
                                                                                                         --------------

FOOD STORES - 5.21%
   Kroger Co. (The)* ......................................................         9,984,400               270,202,825
   Safeway Inc.* ..........................................................         2,783,000               173,937,500
                                                                                                         --------------
                                                                                                            444,140,325
                                                                                                         --------------

FURNITURE AND HOME FURNISHINGS STORES - 1.15%
   Best Buy Co., Inc.* ....................................................         1,314,800                38,868,775
   Circuit City Stores, Inc. - Circuit
      City Group ..........................................................         5,103,500                58,690,250
                                                                                                         --------------
                                                                                                             97,559,025
                                                                                                         --------------

GENERAL MERCHANDISE STORES - 2.80%
   Target Corporation .....................................................         7,381,000               238,037,250
                                                                                                         --------------

HOLDING AND OTHER INVESTMENT OFFICES - 1.36%
   ABB Ltd. (A) ...........................................................         1,086,070               115,692,540
                                                                                                         --------------

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.64%
   Baker Hughes Incorporated ..............................................         4,949,000               205,692,813
   Caterpillar Inc. .......................................................         1,213,000                57,390,062
   Cisco Systems, Inc.* ...................................................         3,007,400               115,033,050
   Dell Computer Corporation* .............................................         3,859,700                67,424,134
   EMC Corporation* .......................................................         2,657,300               176,710,450
   Sun Microsystems, Inc.* ................................................         4,090,900               113,905,997
                                                                                                         --------------
                                                                                                            736,156,506
                                                                                                         --------------


                 SEE NOTES TO SCHEDULE OF INVESTMENTS ON PAGE .

THE INVESTMENTS OF CORE INVESTMENT FUND
DECEMBER 31, 2000

                                                                                       SHARES                 VALUE
COMMON STOCKS (Continued)
INSTRUMENTS AND RELATED PRODUCTS - 2.70%
   Applera Corporation-Applied
      Biosystems Group ....................................................           460,700            $   43,334,594
   Guidant Corporation* ...................................................         2,400,000               129,450,000
   Medtronic, Inc. ........................................................           941,000                56,812,875
                                                                                                         --------------
                                                                                                            229,597,469
                                                                                                         --------------

INSURANCE CARRIERS - 3.76%
   American International Group, Inc. .....................................         1,719,280               169,456,535
   Chubb Corporation (The) ................................................         1,742,600               150,734,900
                                                                                                         --------------
                                                                                                            320,191,435
                                                                                                         --------------

MOTION PICTURES - 1.16%
   Time Warner Incorporated ...............................................         1,895,000                98,994,800
                                                                                                         --------------

NONDEPOSITORY INSTITUTIONS - 6.28%
   Fannie Mae .............................................................         3,004,000               260,597,000
   Freddie Mac ............................................................         3,986,000               274,535,750
                                                                                                         --------------
                                                                                                            535,132,750
                                                                                                         --------------

OIL AND GAS EXTRACTION - 8.73%
   Anadarko Petroleum Corporation .........................................         3,891,000               276,572,280
   Burlington Resources Incorporated ......................................         4,006,800               202,343,400
   Schlumberger Limited ...................................................         2,472,000               197,605,500
   Transocean Sedco Forex Inc. ............................................         1,461,661                67,236,406
                                                                                                         --------------
                                                                                                            743,757,586
                                                                                                         --------------

PAPER AND ALLIED PRODUCTS - 1.41%
   International Paper Company ............................................         2,946,000               120,233,625
                                                                                                         --------------

PETROLEUM AND COAL PRODUCTS - 3.22%
   Exxon Mobil Corporation ................................................         1,672,720               145,422,095
   Royal Dutch Petroleum Company, NY Shares ...............................         2,120,000               128,392,500
                                                                                                         --------------
                                                                                                            273,814,595
                                                                                                         --------------

PRIMARY METAL INDUSTRIES - 1.16%
   Alcoa Incorporated .....................................................         2,938,000                98,423,000
                                                                                                         --------------

                 SEE NOTES TO SCHEDULE OF INVESTMENTS ON PAGE .

THE INVESTMENTS OF CORE INVESTMENT FUND
DECEMBER 31, 2000

                                                                                       SHARES                 VALUE
COMMON STOCKS (Continued)
SECURITY AND COMMODITY BROKERS - 1.41%
   Charles Schwab Corporation (The) .......................................         1,414,500            $   40,136,437
   Goldman Sachs Group, Inc. (The) ........................................           749,200                80,117,575
                                                                                                         --------------
                                                                                                            120,254,012
                                                                                                         --------------

TRANSPORTATION EQUIPMENT - 1.01%
   Lockheed Martin Corporation ............................................         2,539,000                86,199,050
                                                                                                         --------------

WHOLESALE TRADE - NONDURABLE GOODS - 1.06%
   Enron Corp. ............................................................         1,081,000                89,858,125
                                                                                                         --------------

TOTAL COMMON STOCKS - 97.48%                                                                             $8,302,612,315
   (Cost: $5,992,204,396)

PREFERRED STOCK - 0.45%
COMMUNICATION
   Cox Communications, Inc., 7.0%, Convertible.............................           615,400             $  38,154,800
                                                                                                         --------------
   (Cost: $30,777,167)

TOTAL SHORT-TERM SECURITIES - 2.87%                                                                       $ 244,710,348
   (Cost: $244,710,348)

TOTAL INVESTMENT SECURITIES - 100.80%                                                                    $8,585,477,463
   (Cost: $6,267,691,911)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.80%)                                                         (68,119,984)

NET ASSETS - 100.00%                                                                                     $8,517,357,479


NOTES TO SCHEDULE OF INVESTMENTS

      *NO DIVIDENDS WERE PAID DURING THE PRECEDING 12 MONTHS.

(A)   LISTED ON AN EXCHANGE OUTSIDE THE UNITED STATES.

      SEE NOTE 1 TO FINANCIAL STATEMENTS FOR SECURITY VALUATION AND OTHER SIGNIFICANT ACCOUNTING POLICIES CONCERNING INVESTMENTS.

      SEE NOTE 3 TO FINANCIAL STATEMENTS FOR COST AND UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS OWNED FOR FEDERAL INCOME TAX PURPOSES.

STATEMENT OF ASSETS AND LIABILITIES
CORE INVESTMENT FUND
DECEMBER 31, 2000
(IN THOUSANDS, EXCEPT FOR PER SHARE AMOUNTS)

ASSETS
     Investment securities --
         at value (Notes 1 and 3) ..................................................            $8,585,477
     Cash ..........................................................................                   ---*
     Receivables:
         Investment securities sold ................................................                15,073
         Fund shares sold ..........................................................                 8,945
         Dividends and interest ....................................................                 6,307
     Prepaid insurance premium .....................................................                    71
                                                                                                ----------
              Total assets .........................................................             8,615,873
                                                                                                ----------
LIABILITIES
     Payable to Fund shareholders ..................................................                91,091
     Payable for investment securities purchased ...................................                 3,931
     Accrued service fee (Note 2) ..................................................                 1,627
     Accrued transfer agency and
         dividend disbursing (Note 2) ..............................................                 1,004
     Accrued management fee (Note 2) ...............................................                   398
     Accrued distribution fee (Note 2) .............................................                   102
     Accrued shareholder servicing -- Class Y (Note 2) .............................                    27
     Accrued accounting services fee (Note 2) ......................................                    10
     Other .........................................................................                   326
                                                                                                ----------
              Total liabilities ....................................................                98,516
                                                                                                ----------
                  Total net assets  ................................................            $8,517,357
                                                                                                ==========

NET ASSETS
     $1.00 par value capital stock:
         Capital stock .............................................................            $1,202,626
         Additional paid-in capital ................................................             4,698,960
     Accumulated undistributed income:
         Accumulated undistributed net
              investment income ....................................................                 7,396
         Accumulated undistributed net realized
              gain on investment transactions.......................................               290,638
         Net unrealized appreciation of
              investments ..........................................................             2,317,737
                                                                                                ----------
              Net assets applicable to outstanding
                  units of capital .................................................            $8,517,357
                                                                                                ==========
Net asset value per share
     (net assets divided by
     shares outstanding):
     Class A ..................................................................$7.08
     Class B ..................................................................$6.99
     Class C ..................................................................$6.99
     Class Y ..................................................................$7.09
Capital shares outstanding:
     Class A ..............................................................1,160,400
     Class B .................................................................10,283
     Class C ..................................................................2,279
     Class Y .................................................................29,664
Capital shares authorized .................................................1,970,000

*NOT SHOWN DUE TO ROUNDING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
CORE INVESTMENT FUND
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000
(IN THOUSANDS)

INVESTMENT INCOME Income (Note 1B):
         Dividends (net of foreign withholding
              taxes of $299)........................................................               $79,090
         Interest and amortization .................................................                14,703
                                                                                                  --------
              Total income .........................................................                93,793
                                                                                                  --------
     Expenses (Note 2):
         Investment management fee..................................................                50,038
         Service fee:
              Class A ..............................................................                19,205
              Class B ..............................................................                   116
              Class C ..............................................................                    24
         Transfer agency and dividend disbursing:

              Class A ..............................................................                10,005
              Class B ..............................................................                   181
              Class C ..............................................................                    40
         Distribution fee:
              Class A ..............................................................                 1,056
              Class B ..............................................................                   351
              Class C ..............................................................                    71
         Custodian fees ............................................................                   707
         Shareholder servicing -- Class Y ..........................................                   349
         Accounting services fee....................................................                   106
         Legal fees   ..............................................................                    76
         Audit fees   ..............................................................                    27
         Other    ..................................................................                   609
                                                                                                  --------
              Total expenses .......................................................                82,961
                                                                                                  --------
                  Net investment income ............................................                10,832
                                                                                                  --------

REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
     Realized net gain on securities ...............................................             1,702,512
     Realized net loss on foreign
         currency transactions .....................................................                  (582)
                                                                                                  --------
         Realized net gain on investments ..........................................             1,701,930
     Unrealized depreciation in value
         of investments during the period...........................................              (922,789)
                                                                                                  --------
              Net gain on investments ..............................................               779,141
                                                                                                  --------
                  Net increase in net assets
                      resulting from operations.....................................            $  789,973
                                                                                                  ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
CORE INVESTMENT FUND
(IN THOUSANDS)

                                                                                  FOR THE FISCAL YEAR ENDED
                                                                                        DECEMBER 31,
                                                                             ----------------------------------
                                                                                 2000                   1999
                                                                             ------------          ------------
INCREASE IN NET ASSETS
     Operations:
         Net investment income ...................................            $   10,832            $   76,012
         Realized net gain
              on investments .....................................             1,701,930               835,942
         Unrealized appreciation
              (depreciation) .....................................              (922,789)              317,336
                                                                              ----------            ----------
              Net increase in net assets
                  resulting from operations ......................               789,973             1,229,290
                                                                              ----------            ----------
     Distributions to shareholders from (Note 1E):*
         Net investment income:
              Class A ............................................                (6,785)              (77,099)
              Class B ............................................                   ---                   ---
              Class C ............................................                   ---                   ---
              Class Y ............................................                  (443)               (4,135)
         Realized net gains on investment transactions:
              Class A ............................................            (1,711,486)             (486,908)
              Class B ............................................               (14,438)                 (607)
              Class C ............................................                (3,112)                  (66)
              Class Y ............................................               (43,005)              (16,884)
                                                                              ----------            ----------
                                                                              (1,779,269)             (585,699)
                                                                              ----------            ----------
     Capital share transactions (Note 5) .........................             1,107,519               (11,758)
                                                                              ----------            ----------
         Total increase ..........................................               118,223               631,833

NET ASSETS
     Beginning of period .........................................             8,399,134             7,767,301
                                                                              ----------            ----------
     End of period    ............................................            $8,517,357            $8,399,134
                                                                              ==========            ==========
         Undistributed net investment
              income  ............................................                $7,396                $4,374
                                                                                  ======                ======

*SEE "FINANCIAL HIGHLIGHTS" ON PAGES    -   .

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CORE INVESTMENT FUND
CLASS A SHARES
FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD:*

                                                                  FOR THE FISCAL YEAR ENDED DECEMBER 31,
                                                       ---------------------------------------------------------
                                                        2000         1999         1998         1997         1996
                                                       -----        -----        -----        -----        -----
Net asset value,
   beginning of period .............                   $8.13        $7.52        $7.59        $6.58        $5.79
                                                        ----         ----         ----        -----        -----
Income from investment
   operations:
   Net investment income ...........                    0.01         0.08         0.20         0.06         0.07
   Net realized and
      unrealized gain on
      investments ..................                    0.77         1.13         1.66         1.73         1.10
                                                        ----         ----        -----        -----        -----
Total from investment
   operations ......................                    0.78         1.21         1.86         1.79         1.17
                                                        ----         ----        -----        -----        -----
Less distributions:
   From net investment
      income .......................                   (0.01)       (0.08)       (0.19)       (0.06)       (0.06)
   From capital gains ..............                   (1.82)       (0.52)       (1.74)       (0.72)       (0.32)
                                                        ----         ----        -----        -----        -----
Total distributions ................                   (1.83)       (0.60)       (1.93)       (0.78)       (0.38)
                                                        ----         ----        -----        -----        -----
Net asset value,
   end of period ...................                   $7.08        $8.13        $7.52        $7.59        $6.58
                                                      ======       ======       ======       ======       ======
Total return** .....................                    9.65%       16.41%       24.02%       27.34%       20.36%
Net assets, end of
   period (in
   millions) .......................                   $8,219       $8,102       $7,368       $6,196       $4,851
Ratio of expenses to
   average net assets ..............                    0.94%        0.94%        0.89%        0.84%        0.86%
Ratio of net investment
   income to average
   net assets ......................                    0.12%        0.94%        1.11%        0.74%        1.03%
Portfolio turnover
   rate ............................                   48.05%       53.79%       49.29%       33.59%       22.24%

 *PER-SHARE AMOUNTS HAVE BEEN ADJUSTED RETROACTIVELY TO REFLECT THE 400% STOCK
  DIVIDEND EFFECTED JUNE 26, 1998.
**TOTAL RETURN CALCULATED WITHOUT TAKING INTO ACCOUNT THE SALES LOAD DEDUCTED
  ON AN INITIAL PURCHASE.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CORE INVESTMENT FUND
CLASS B SHARES
FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD:

                                                                    FOR THE
                                          FOR THE                    PERIOD
                                           FISCAL                      FROM
                                             YEAR                  10/4/99*
                                            ENDED                   THROUGH
                                         12/31/00                  12/31/99
                                         --------                  --------
Net asset value,
   beginning of period .............      $8.13                     $7.77
                                           ----                      ----
Income (loss) from investment
   operations:
   Net investment loss .............      (0.04)                    (0.00)
   Net realized and
      unrealized gain
      on investments ...............       0.72                      0.88
                                           ----                      ----
Total from investment
   operations ......................       0.68                      0.88
                                           ----                      ----
Less distributions:
   From net investment
      income .......................      (0.00)                    (0.00)
   From capital gains ..............      (1.82)                    (0.52)
                                           ----                      ----
Total distributions ................      (1.82)                    (0.52)
                                           ----                      ----
Net asset value,
   end of period ...................      $6.99                     $8.13
                                           ====                      ====
Total return .......................       8.43%                    11.53%
Net assets, end of
   period (in
   millions) .......................         $72                       $13
Ratio of expenses to
   average net assets ..............       1.98%                     2.18%**
Ratio of net investment
   loss to average
   net assets ......................      -0.91%                    -0.59%**
Portfolio turnover
   rate ............................      48.05%                    53.79%**

 *COMMENCEMENT OF OPERATIONS.
**ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CORE INVESTMENT FUND
CLASS C SHARES
FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD:

                                                                    FOR THE
                                          FOR THE                    PERIOD
                                           FISCAL                      FROM
                                             YEAR                  10/4/99*
                                            ENDED                   THROUGH
                                         12/31/00                  12/31/99
                                         --------                  --------
Net asset value,
   beginning of period .............      $8.13                     $7.77
                                           ----                      ----
Income (loss) from investment
   operations:
   Net investment loss .............      (0.03)                    (0.00)
   Net realized and
      unrealized gain
      on investments ...............       0.71                      0.88
                                           ----                      ----
Total from investment
   operations ......................       0.68                      0.88
                                           ----                      ----
Less distributions:
   From net investment
      income .......................      (0.00)                    (0.00)
   From capital gains ..............      (1.82)                    (0.52)
                                           ----                      ----
Total distributions ................      (1.82)                    (0.52)
                                           ----                      ----
Net asset value,
   end of period ...................      $6.99                     $8.13
                                           ====                      ====
Total return .......................       8.46%                    11.53%
Net assets, end of
   period (in
   millions) .......................         $16                        $1
Ratio of expenses to
   average net assets ..............       2.01%                     2.23%**
Ratio of net investment
   loss to average
   net assets ......................      -0.95%                    -0.63%**
Portfolio turnover
   rate ............................      48.05%                    53.79%**

 *COMMENCEMENT OF OPERATIONS.
**ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CORE INVESTMENT FUND
CLASS Y SHARES
FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD:*

                                                                 FOR THE FISCAL YEAR ENDED DECEMBER 31,
                                                       ---------------------------------------------------------
                                                        2000         1999         1998         1997         1996
                                                       -----        -----        -----        -----        -----
Net asset value,
   beginning of period .............                   $8.13        $7.52        $7.59        $6.58        $5.79
                                                       -----        -----        -----        -----        -----
Income from investment
   operations:
   Net investment income ...........                    0.03         0.10         0.24         0.07         0.07
   Net realized and
      unrealized gain
      on investments ...............                    0.77         1.13         1.66         1.73         1.11
                                                       -----        -----        -----        -----        -----
Total from investment
   operations ......................                    0.80         1.23         1.90         1.80         1.18
                                                       -----        -----        -----        -----        -----
Less distributions:
   From net investment
      income .......................                   (0.02)       (0.10)       (0.23)       (0.07)       (0.07)
   From capital gains ..............                   (1.82)       (0.52)       (1.74)       (0.72)       (0.32)
                                                       -----        -----        -----        -----        -----
Total distributions ................                   (1.84)       (0.62)       (1.97)       (0.79)       (0.39)
                                                       -----        -----        -----        -----        -----
Net asset value,
   end of period ...................                   $7.09        $8.13        $7.52        $7.59        $6.58
                                                       =====        =====        =====        =====        =====
Total return .......................                    9.88%       16.67%       24.27%       27.49%       20.53%
Net assets, end of
   period (in
   millions) .......................                      $210         $283         $399         $299          $151
Ratio of expenses to
   average net assets ..............                    0.74%        0.73%        0.71%        0.72%        0.73%
Ratio of net investment
   income to average
   net assets ......................                    0.33%        1.18%        1.29%        0.85%        1.17%
Portfolio turnover
   rate ............................                   48.05%       53.79%       49.29%       33.59%       22.24%

 *PER-SHARE AMOUNTS HAVE BEEN ADJUSTED RETROACTIVELY TO REFLECT THE 400% STOCK
  DIVIDEND EFFECTED JUNE 26, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 2000

                                                                                       SHARES                 VALUE
COMMON STOCKS
BUSINESS SERVICES - 9.41%
   Acxiom Corporation* ....................................................           600,000              $ 23,343,750
   America Online, Inc.* ..................................................         1,160,500                40,385,400
   eBay Inc.* .............................................................         1,738,100                57,302,984
   Getty Images, Inc.* ....................................................           547,500                17,485,781
   Intuit Inc.* ...........................................................         1,286,400                50,692,200
   Oracle Corporation* ....................................................           813,000                23,627,813
   TMP Worldwide Inc.* ....................................................           595,600                32,795,225
   Veritas Software Corp.* ................................................           759,900                66,514,997
                                                                                                         --------------
                                                                                                            312,148,150
                                                                                                         --------------

CHEMICALS AND ALLIED PRODUCTS - 19.69%
   American Home Products Corporation .....................................           769,300                48,889,015
   Bristol-Myers Squibb Company ...........................................         1,503,900               111,194,606
   Forest Laboratories, Inc.* .............................................           892,600               118,604,225
   Immunex Corporation* ...................................................           213,300                 8,671,978
   Introgen Therapeutics, Inc.* ...........................................           200,000                 1,393,750
   Johnson & Johnson ......................................................           453,600                47,656,350
   King Pharmaceuticals, Inc.* ............................................         1,886,900                97,529,144
   Merck & Co., Inc. ......................................................           296,300                27,741,088
   Pfizer Inc. ............................................................         2,662,500               122,475,000
   QLT Inc.* ..............................................................           952,300                26,723,919
   Schering-Plough Corporation ............................................           743,500                42,193,625
                                                                                                         --------------
                                                                                                            653,072,700
                                                                                                         --------------

COMMUNICATION - 6.40%
   BellSouth Corporation ..................................................           800,000                32,750,000
   Cox Communications, Inc., Class A* .....................................           820,000                38,181,250
   EchoStar Communications Corporation,
      Class A* ............................................................         1,664,300                37,914,834
   Sprint Corporation - PCS Group* ........................................         3,398,800                69,462,975
   Vodafone Group Plc, ADR ................................................           949,700                34,011,131
                                                                                                         --------------
                                                                                                            212,320,190
                                                                                                         --------------

DEPOSITORY INSTITUTIONS - 2.05%
   Concord EFS, Inc.* .....................................................         1,550,000                68,103,125
                                                                                                         --------------

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 16.91%
   Analog Devices, Inc.* ..................................................         1,138,800                58,292,325
   Broadcom Corporation, Class A* .........................................           262,500                22,058,203
   General Electric Company ...............................................           975,000                46,739,063
   Integrated Device Technology, Inc.* ....................................           494,600                16,306,344
   JDS Uniphase Corporation* ..............................................           309,600                12,887,100
   LSI Logic Corporation* .................................................           461,900                 7,893,871

                 SEE NOTES TO SCHEDULE OF INVESTMENTS ON PAGE .

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 2000

                                                                                       SHARES                 VALUE
COMMON STOCKS (Continued)
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (Continued)
   McData Corporation* ....................................................           958,700             $  52,518,784
   Maxim Integrated Products, Inc.* .......................................           962,200                45,975,119
   Micron Technology, Inc.* ...............................................           958,000                34,009,000
   Network Appliance, Inc.* ...............................................           359,000                23,043,312
   Nokia Corporation, Series A, ADR .......................................         2,587,400               112,551,900
   Nortel Networks Corporation ............................................         1,464,800                46,965,150
   Sanmina Corporation* ...................................................           803,200                61,570,300
   Sycamore Networks, Inc.* ...............................................           540,200                20,240,619
                                                                                                         --------------
                                                                                                            561,051,090
                                                                                                         --------------

ENGINEERING AND MANAGEMENT SERVICES - 4.72%
   Celgene Corporation* ...................................................           173,800                 5,664,794
   ICOS Corporation* ......................................................           778,000                40,431,687
   Incyte Pharmaceuticals, Inc.* ..........................................         1,800,000                44,718,750
   Paychex, Inc. ..........................................................         1,350,000                65,685,938
                                                                                                         --------------
                                                                                                            156,501,169
                                                                                                         --------------

HEALTH SERVICES - 0.94%
   Tenet Healthcare Corporation* ..........................................           700,000                31,106,250
                                                                                                         --------------

INDUSTRIAL MACHINERY AND EQUIPMENT - 11.03%
   Applied Materials, Inc.* ...............................................           815,100                31,126,631
   Caterpillar Inc. .......................................................         1,116,700                52,833,869
   Cisco Systems, Inc.* ...................................................         1,501,800                57,443,850
   Cooper Cameron Corporation* ............................................           257,300                16,997,881
   EMC Corporation* .......................................................         1,015,160                67,508,140
   Extreme Networks, Inc.* ................................................           600,000                23,493,750
   Ingersoll-Rand Company .................................................           918,100                38,445,438
   Juniper Networks, Inc.* ................................................           227,500                28,693,437
   Sun Microsystems, Inc.* ................................................         1,769,600                49,272,300
                                                                                                         --------------
                                                                                                            365,815,296
                                                                                                         --------------

INSTRUMENTS AND RELATED PRODUCTS - 3.24%
   Beckman Coulter, Inc. ..................................................           302,600                12,690,288
   Guidant Corporation* ...................................................           862,400                46,515,700
   Medtronic, Inc. ........................................................           800,000                48,300,000
                                                                                                         --------------
                                                                                                            107,505,988
                                                                                                         --------------

MOTION PICTURES - 0.63%
   Time Warner Incorporated ...............................................           400,000                20,896,000
                                                                                                         --------------

                 SEE NOTES TO SCHEDULE OF INVESTMENTS ON PAGE .

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 2000

                                                                                       SHARES                 VALUE
COMMON STOCKS (Continued)
OIL AND GAS EXTRACTION - 3.02%
   Apache Corporation .....................................................         1,160,300            $   81,293,519
   Schlumberger Limited ...................................................           237,500                18,985,156
                                                                                                         --------------
                                                                                                            100,278,675
                                                                                                         --------------

STONE, CLAY AND GLASS PRODUCTS - 0.56%
   Corning Incorporated ...................................................           350,000                18,484,375
                                                                                                         --------------

TRANSPORTATION EQUIPMENT - 5.46%
   Boeing Company (The) ...................................................         1,195,900                78,929,400
   General Dynamics Corporation ...........................................           670,100                52,267,800
   Lockheed Martin Corporation ............................................         1,469,800                49,899,710
                                                                                                         --------------
                                                                                                            181,096,910
                                                                                                         --------------

TOTAL COMMON STOCKS - 84.06%                                                                             $2,788,379,918
   (Cost: $2,074,692,806)

                                                                                    PRINCIPAL
                                                                                    AMOUNT IN
                                                                                    THOUSANDS
SHORT-TERM SECURITIES
COMMERCIAL PAPER
   AUTO REPAIR, SERVICES AND PARKING - 0.30%
   PHH Corp.,
      7.0%, 1-11-01 .......................................................           $10,000                 9,980,556
                                                                                                         --------------

   CHEMICALS AND ALLIED PRODUCTS - 0.38%
   Johnson & Johnson,
      6.32%, 2-2-01 .......................................................            12,767                12,695,278
                                                                                                         --------------

   COMMUNICATION - 2.94% AT&T Corp.,
      6.88%, 2-14-01 ......................................................             1,000                   991,591
   BellSouth Telecommunications, Inc.,
      6.4%, 2-1-01 ........................................................            20,100                19,989,227
   Dominion Resources, Inc.:
      6.93%, 1-9-01 .......................................................             7,700                 7,688,142
      6.97%, 1-11-01 ......................................................            10,000                 9,980,639
   SBC Communications Inc.:
      6.54%, 1-10-01 ......................................................            25,000                24,959,125
      6.52%, 1-12-01 ......................................................            24,075                24,027,037
   Verizon Network Funding Corporation,
      6.62%, 1-23-01 ......................................................            10,000                 9,959,544
                                                                                                         --------------
                                                                                                             97,595,305
                                                                                                         --------------

                 SEE NOTES TO SCHEDULE OF INVESTMENTS ON PAGE .

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 2000

                                                                                    PRINCIPAL
                                                                                    AMOUNT IN
                                                                                    THOUSANDS                    VALUE
SHORT-TERM SECURITIES (Continued)
COMMERCIAL PAPER (Continued)
   DEPOSITORY INSTITUTIONS - 0.30%
   National Australia Funding (DE) Inc.,
      6.57%, 1-4-01 .......................................................           $10,000            $   9,994,525
                                                                                                         --------------

   ELECTRIC, GAS AND SANITARY SERVICES - 1.04%
   Nicor Inc.,
      6.58%, 1-25-01 ......................................................             6,000                 5,973,680
   Northern Illinois Gas Company,
      6.5%, 2-1-01 ........................................................            10,678                10,618,233
   OGE Energy Corp.,
      7.0%, 1-4-01 ........................................................             4,986                 4,983,092
   Pacific Gas & Electric Co.,
      6.65%, 1-26-01 ......................................................            13,000                12,939,965
                                                                                                         --------------
                                                                                                             34,514,970
                                                                                                         --------------

   ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.30%
   Sony Capital Corp.,
      6.55%, 1-4-01 .......................................................            10,000                 9,994,542
                                                                                                         --------------

   FABRICATED METAL PRODUCTS - 0.20%
   Danaher Corporation,
      6.6463%, Master Note ................................................             6,559                 6,559,000
                                                                                                         --------------

   FOOD AND KINDRED PRODUCTS - 1.11%
   ConAgra Inc.,
      7.57%, 1-11-01 ......................................................            13,500                13,471,612
   General Mills, Inc.,
      6.7963%, Master Note ................................................             2,276                 2,276,000
   McCormick & Co. Inc.:
      7.05%, 1-17-01 ......................................................            15,000                14,953,000
      7.05%, 1-26-01 ......................................................             6,000                 5,970,625
                                                                                                         --------------
                                                                                                             36,671,237
                                                                                                         --------------

   FOOD STORES - 0.45%
   Albertson's Inc.,
      7.95%, 1-10-01 ......................................................            15,000                14,970,187
                                                                                                         --------------

   INDUSTRIAL MACHINERY AND EQUIPMENT - 0.60%
   Ingersoll-Rand Company,
      7.2%, 1-10-01 .......................................................            20,000                19,964,000
                                                                                                         --------------

                 SEE NOTES TO SCHEDULE OF INVESTMENTS ON PAGE .

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 2000

                                                                                    PRINCIPAL
                                                                                    AMOUNT IN
                                                                                    THOUSANDS                    VALUE
SHORT-TERM SECURITIES (Continued)
COMMERCIAL PAPER (Continued)
   INSTRUMENTS AND RELATED PRODUCTS - 1.18%
   Honeywell International Inc.,
      6.53%, 1-10-01 ......................................................           $23,000             $  22,962,453
   Snap-On Inc.,
      6.52%, 1-11-01 ......................................................            16,100                16,070,841
                                                                                                         --------------
                                                                                                             39,033,294
                                                                                                         --------------

   INSURANCE CARRIERS - 0.99%
   SAFECO Credit Co. Inc.,
      7.07%, 1-22-01 ......................................................            20,000                19,917,517
   USAA Capital Corp.:
      6.48%, 1-11-01 ......................................................             8,108                 8,093,406
      6.37%, 2-1-01 .......................................................             5,000                 4,972,573
                                                                                                         --------------
                                                                                                             32,983,496
                                                                                                         --------------

   NONDEPOSITORY INSTITUTIONS - 1.29%
   General Electric Capital Corporation:
      6.6%, 1-11-01 .......................................................            10,500                10,480,750
      6.6%, 1-12-01 .......................................................            15,000                14,969,750
   General Motors Acceptance Corporation,
      6.54%, 1-4-01 .......................................................             8,000                 7,995,640
   IBM Credit Corp.,
      7.04%, 1-2-01 .......................................................             9,276                 9,274,186
                                                                                                         --------------
                                                                                                             42,720,326
                                                                                                         --------------

   PAPER AND ALLIED PRODUCTS - 0.51%
      Kimberly-Clark Corp.,
      6.48%, 1-18-01 ......................................................           $16,857              $ 16,805,418
                                                                                                         --------------

   PETROLEUM AND COAL PRODUCTS - 1.35%
   BP Amoco Capital Plc,
      6.52%, 1-9-01 .......................................................            20,000                19,971,022
   ExxonMobil Australia Pty. Ltd.
      (Exxon Mobil Corporation),
      6.54%, 1-10-01 ......................................................            25,000                24,959,125
                                                                                                         --------------
                                                                                                             44,930,147
                                                                                                         --------------

   PRIMARY METAL INDUSTRIES - 0.84%
   Alcoa Incorporated,
      6.48%, 1-25-01 ......................................................            27,850                27,729,688
                                                                                                         --------------

                 SEE NOTES TO SCHEDULE OF INVESTMENTS ON PAGE .

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 2000

                                                                                    PRINCIPAL
                                                                                    AMOUNT IN
                                                                                    THOUSANDS                    VALUE
SHORT-TERM SECURITIES (Continued)
COMMERCIAL PAPER (Continued)
   PRINTING AND PUBLISHING - 0.45%
   American Greetings Corp.,
      7.35%, 1-10-01 ......................................................           $15,000             $  14,972,437
                                                                                                         --------------

   STONE, CLAY AND GLASS PRODUCTS - 0.75%
   Minnesota Mining & Manufacturing Co.,
      6.38%, 1-23-01 ......................................................            25,000                24,902,528
                                                                                                         --------------

   TOBACCO PRODUCTS - 0.63%
   Philip Morris Companies Inc.:
      6.6%, 1-11-01 .......................................................            15,000                14,972,500
      6.69%, 1-11-01 ......................................................             6,000                 5,988,850
                                                                                                         --------------
                                                                                                             20,961,350
                                                                                                         --------------

TOTAL COMMERCIAL PAPER - 15.61%                                                                           $517,978,284

COMMERCIAL PAPER (BACKED BY IRREVOCABLE BANK LETTER OF CREDIT) - 0.22%
   PRIMARY METAL INDUSTRIES CSN Overseas (Barclays Bank PLC),
      6.5%, 2-8-01 ........................................................             7,350                 7,299,571
                                                                                                         --------------

MUNICIPAL OBLIGATIONS
   CALIFORNIA -1.16%
   Oakland-Alameda County Coliseum Authority, Lease
      Revenue Bonds (Oakland Arena Project),
      1996 Series A-2 Variable Rate Lease Revenue Bonds
      (Taxable), (Canadian Imperial Bank of Commerce),
      6.73%, 1-3-01 .......................................................            22,800                22,800,000
   California Pollution Control Financing
      Authority, Environmental Improvement
      Revenue Bonds (Shell Martinez Refining
      Company Project), Series 1996 (Taxable),
      6.54%, 1-2-01 .......................................................            15,653                15,653,000
                                                                                                         --------------
                                                                                                             38,453,000
                                                                                                         --------------

   LOUISIANA - 0.15%
   Industrial District No. 3 of the Parish of West
      Baton Rouge, State of Louisiana, Variable Rate
      Demand Revenue Bonds, Series 1995 (Taxable),
      (The Dow Chemical Company Project),
      6.65%, 1-10-01 ......................................................             5,000                 5,000,000
                                                                                                         --------------

                 SEE NOTES TO SCHEDULE OF INVESTMENTS ON PAGE .

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 2000

                                                                                    PRINCIPAL
                                                                                    AMOUNT IN
                                                                                    THOUSANDS                    VALUE
SHORT-TERM SECURITIES (Continued)
MUNICIPAL OBLIGATIONS (Continued)
KENTUCKY - 0.24%
   City of Bardstown, Kentucky, Taxable Variable Rate
      Demand Industrial Revenue Bonds,
      Series 1995 (R.J. Tower Corporation Project),
      (Comerica Bank),
      6.82%, 1-4-01 .......................................................            $8,035             $   8,035,000
                                                                                                         --------------

WASHINGTON - 0.01%
   Wenatchee Valley Clinic, P.S., Floating Rate
      Taxable Bonds, Series 1998 (U.S. Bank
      National Association),
      6.75%, 1-4-01 .......................................................               100                   100,000
                                                                                                         --------------

TOTAL MUNICIPAL OBLIGATIONS - 1.56%                                                                      $   51,588,000

TOTAL SHORT-TERM SECURITIES - 17.39%                                                                     $  576,865,855
   (Cost: $576,865,855)

TOTAL INVESTMENT SECURITIES - 101.45%                                                                    $3,365,245,773
   (Cost: $2,651,558,661)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.45%)                                                         (48,039,221)

NET ASSETS - 100.00%                                                                                     $3,317,206,552


NOTES TO SCHEDULE OF INVESTMENTS

*NO DIVIDENDS WERE PAID DURING THE PRECEDING 12 MONTHS.

 SEE NOTE 1 TO FINANCIAL STATEMENTS FOR SECURITY VALUATION AND OTHER SIGNIFICANT ACCOUNTING POLICIES CONCERNING INVESTMENTS.

 SEE NOTE 3 TO FINANCIAL STATEMENTS FOR COST AND UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS OWNED FOR FEDERAL INCOME TAX PURPOSES.

STATEMENT OF ASSETS AND LIABILITIES
SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 2000
(IN THOUSANDS)

ASSETS
     Investment securities --
         at value (Notes 1 and 3) ..................................................            $3,365,246
     Cash ..........................................................................                     3
     Receivables:
         Fund shares sold ..........................................................                 3,317
         Dividends and interest ....................................................                   840
     Prepaid insurance premium .....................................................                    24
                                                                                                ----------
              Total assets .........................................................             3,369,430
                                                                                                ----------

LIABILITIES
     Payable to Fund shareholders ..................................................                50,593
     Accrued transfer agency and
         dividend disbursing (Note 2) ..............................................                   600
     Accrued service fee (Note 2) ..................................................                   585
     Accrued management fee (Note 2) ...............................................                   224
     Accrued distribution fee (Note 2) .............................................                   104
     Accrued accounting services fee (Note 2) ......................................                    10
     Accrued shareholder servicing -- Class Y (Note 2)..............................                     3
     Other..........................................................................                   104
                                                                                                ----------
              Total liabilities ....................................................                52,223
                                                                                                ----------
                  Total net assets .................................................            $3,317,207
                                                                                                ==========

NET ASSETS
     $1.00 par value capital stock:
         Capital stock .............................................................            $  304,500
         Additional paid-in capital.................................................             2,260,068
     Accumulated undistributed income:
         Accumulated undistributed net
              investment income ....................................................                 1,162
         Accumulated undistributed net realized
              gain on investment transactions.......................................                37,798
         Net unrealized appreciation of
              investments ..........................................................               713,679
                                                                                                ----------
              Net assets applicable to outstanding
                  units of capital .................................................            $3,317,207
                                                                                                ==========

Net  asset value per share (net assets divided by shares outstanding):
     Class A  ................................................................$10.90
     Class B  ................................................................$10.66
     Class C  ................................................................$10.67
     Class Y  ................................................................$11.12
Capital shares outstanding:
     Class A  ...............................................................295,852
     Class B  .................................................................5,369
     Class C  ...................................................................842
     Class Y  .................................................................2,437
Capital shares authorized ...................................................490,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
SCIENCE AND TECHNOLOGY FUND
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000
(IN THOUSANDS)

INVESTMENT INCOME Income (Note 1B):
         Interest and amortization .................................................             $   43,089
         Dividends (net of foreign withholding
              taxes of $3) ........................................................                   7,027
                                                                                                  ---------
              Total income .........................................................                 50,116
                                                                                                  ---------
     Expenses (Note 2):
         Investment management fee .................................................                 32,296
         Service fee:
              Class A ..............................................................                  9,074
              Class B ..............................................................                    121
              Class C ..............................................................                     20
         Transfer agency and dividend disbursing:
              Class A ..............................................................                  5,361
              Class B ..............................................................                    304
              Class C ..............................................................                     47
         Distribution fee:
              Class A ..............................................................                    543
              Class B ..............................................................                    372
              Class C ..............................................................                     61
         Custodian fees ............................................................                    142
         Accounting services fee ...................................................                    106
         Shareholder servicing -- Class Y...........................................                     50
         Legal fees   ..............................................................                     34
         Audit fees   ..............................................................                     20
         Other    ..................................................................                    403
                                                                                                  ---------
              Total expenses .......................................................                 48,954
                                                                                                  ---------
                  Net investment income ............................................                  1,162
                                                                                                  ---------

REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
     Realized net gain on investments ..............................................              1,116,743
     Unrealized depreciation in value
         of investments during the period...........................................             (1,687,573)
                                                                                                  ---------
         Net loss on investments ...................................................               (570,830)
                                                                                                  ---------
              Net decrease in net assets
                  resulting from operations........................................              $ (569,668)
                                                                                                  =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
SCIENCE AND TECHNOLOGY FUND
(IN THOUSANDS)

                                                                                 FOR THE FISCAL YEAR ENDED
                                                                                        DECEMBER 31,
                                                                             ----------------------------------
                                                                                 2000                  1999
                                                                             ------------          ------------
INCREASE (DECREASE) IN NET ASSETS
     Operations:
         Net investment income (loss) ............................            $    1,162            $  (17,479)
         Realized net gain
              on investments .....................................             1,116,743               288,535
         Unrealized appreciation
              (depreciation) .....................................            (1,687,573)            1,604,183
                                                                              ----------            ----------
              Net increase (decrease) in net
                  assets resulting from
                  operations .....................................              (569,668)            1,875,239
                                                                              ----------            ----------
     Distributions to shareholders from realized net gains on
         investment transactions (Note 1E):*
              Class A ............................................            (1,080,942)             (280,167)
              Class B ............................................               (18,653)                 (988)
              Class C ............................................                (2,853)                 (171)
              Class Y ............................................                (8,720)               (2,276)
                                                                              ----------            ----------
                                                                              (1,111,168)             (283,602)
                                                                              ----------            ----------
     Capital share transactions (Note 5) .........................             1,202,589               529,334
                                                                              ----------            ----------
         Total increase (decrease) ...............................               (478,247)           2,120,971

NET ASSETS
     Beginning of period .........................................             3,795,454             1,674,483
                                                                              ----------            ----------
     End of period ...............................................            $3,317,207            $3,795,454
                                                                              ==========            ==========
         Undistributed net
              investment income ..................................                $1,162                  $---
                                                                                  ======                ======

*SEE "FINANCIAL HIGHLIGHTS" ON PAGES    -   .

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SCIENCE AND TECHNOLOGY FUND
CLASS A SHARES
FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD:*

                                                                  FOR THE FISCAL YEAR ENDED DECEMBER 31,
                                                       ---------------------------------------------------------
                                                        2000         1999         1998         1997         1996
                                                       -----        -----        -----        -----        -----
Net asset value,
   beginning of period..............                  $18.43       $ 9.91        $6.71        $7.78        $7.63
                                                       -----        -----         ----        -----        -----
Income (loss) from investment operations:
   Net investment income (loss).....                    0.01        (0.09)       (0.03)       (0.01)       (0.02)
   Net realized and
      unrealized gain (loss) on
      investments ..................                   (2.37)       10.12         3.93         0.46         0.66
                                                       -----        -----         ----        -----        -----
Total from investment
   operations ......................                   (2.36)       10.03         3.90         0.45         0.64
                                                       -----        -----         ----        -----        -----
Less distributions from
   capital gains ...................                   (5.17)       (1.51)       (0.70)       (1.52)       (0.49)
                                                       -----        -----         ----        -----        -----
Net asset value,
   end of period ...................                  $10.90       $18.43        $9.91        $6.71        $7.78
                                                      ======       ======        =====       ======       ======
Total return** .....................                  -13.97%      102.93%       59.31%        7.22%        8.35%
Net assets, end of
   period (in
   millions) .......................                   $3,224       $3,744       $1,668       $1,063         $981
Ratio of expenses to
   average net assets ..............                    1.21%        1.16%        1.05%        1.02%        0.98%
Ratio of net investment
   income (loss) to average
   net assets ......................                    0.04%       -0.79%       -0.37%       -0.18%       -0.33%
Portfolio turnover
   rate ............................                   80.14%       40.35%       55.70%       87.68%       33.90%

 *PER-SHARE AMOUNTS HAVE BEEN ADJUSTED RETROACTIVELY TO REFLECT THE 200% STOCK
  DIVIDEND EFFECTED JUNE 26, 1998.
**TOTAL RETURN CALCULATED WITHOUT TAKING INTO ACCOUNT THE SALES LOAD DEDUCTED
  ON AN INITIAL PURCHASE.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SCIENCE AND TECHNOLOGY FUND
CLASS B SHARES
FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD:

                                                                    FOR THE
                                          FOR THE                    PERIOD
                                           FISCAL                      FROM
                                             YEAR                  10/4/99*
                                            ENDED                   THROUGH
                                         12/31/00                  12/31/99
                                         --------                  --------
Net asset value,
   beginning of period .............      $18.37                    $12.64
                                           -----                     -----
Income (loss) from investment
   operations:
   Net investment loss .............      (0.13)                     (0.04)
   Net realized and
      unrealized gain (loss)
      on investments ...............      (2.41)                      7.28
                                           -----                     -----
Total from investment
   operations ......................      (2.54)                      7.24
                                           -----                     -----
Less distributions from
   capital gains ...................      (5.17)                     (1.51)
                                           -----                     -----
Net asset value,
   end of period ...................     $10.66                     $18.37
                                          =====                      =====
Total return .......................     -15.01%                     58.62%
Net assets, end of
   period (in
   millions) .......................         $57                        $17
Ratio of expenses to
   average net assets ..............       2.45%                      2.64%**
Ratio of net investment
   loss to average
   net assets ......................      -1.00%                     -2.35%**
Portfolio turnover
   rate ............................      80.14%                     40.35%**

 *COMMENCEMENT OF OPERATIONS.
**ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SCIENCE AND TECHNOLOGY FUND
CLASS C SHARES
FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD:

                                                                    FOR THE
                                          FOR THE                    PERIOD
                                           FISCAL                      FROM
                                             YEAR                  10/4/99*
                                            ENDED                   THROUGH
                                         12/31/00                  12/31/99
                                         --------                  --------
Net asset value,
   beginning of period .............       $18.38                    $12.64
                                            -----                     -----
Income (loss) from investment
   operations:
   Net investment loss .............        (0.13)                    (0.04)
   Net realized and
      unrealized gain (loss)
      on investments ...............        (2.41)                     7.29
                                            -----                     -----
Total from investment
   operations ......................        (2.54)                     7.25
                                            -----                     -----
Less distributions
   from capital gains ..............        (5.17)                    (1.51)
                                            -----                     -----
Net asset value,
   end of period ...................       $10.67                    $18.38
                                            =====                     =====
Total return .......................       -15.01%                    58.70%
Net assets, end of
   period (in
   millions) .......................            $9                        $3
Ratio of expenses to
   average net assets ..............         2.42%                     2.42%**
Ratio of net investment
   loss to average
   net assets ......................        -1.00%                    -2.19%**
Portfolio turnover
   rate ............................        80.14%                    40.35%**

 *COMMENCEMENT OF OPERATIONS.
**ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SCIENCE AND TECHNOLOGY FUND
CLASS Y SHARES
FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD:*

                                                                    FOR THE FISCAL YEAR                   FOR THE
                                                                     ENDED DECEMBER 31,                 PERIOD FROM
                                                       --------------------------------------------    2/27/96** TO
                                                        2000         1999         1998         1997      12/31/96
                                                       -----        -----        -----        -----      ----------
Net asset value,
   beginning of period .............                  $18.65       $ 9.98        $6.74        $7.79        $8.02
                                                       -----        -----         ----        -----        -----
Income (loss) from investment
   operations:
   Net investment income
      (loss) .......................                    0.02        (0.04)       (0.01)       (0.00)       (0.01)
   Net realized and
      unrealized gain (loss)
      on investments ...............                   (2.38)       10.22         3.95         0.47         0.27
                                                       -----        -----         ----        -----        -----
Total from investment
   operations ......................                   (2.36)       10.18         3.94         0.47         0.26
                                                       -----        -----         ----        -----        -----
Less distributions from
   capital gains ...................                   (5.17)       (1.51)       (0.70)       (1.52)       (0.49)
                                                       -----        -----         ----        -----        -----
Net asset value,
   end of period ...................                  $11.12       $18.65        $9.98        $6.74        $7.79
                                                       =====        =====         ====        =====        =====
Total return .......................                  -13.80%      103.72%       59.71%        7.43%        3.25%
Net assets, end of
   period (in
   millions) .......................                      $27          $31           $6           $4           $3
Ratio of expenses to
   average net assets ..............                    0.98%        0.95%        0.79%        0.85%        0.80%***
Ratio of net investment
   income (loss) to average
   net assets ......................                    0.26%       -0.59%       -0.12%       -0.01%       -0.12%***
Portfolio turnover
   rate ............................                   80.14%       40.35%       55.70%       87.68%       33.90%***

  *PER-SHARE AMOUNTS HAVE BEEN ADJUSTED RETROACTIVELY TO REFLECT THE 200%
   STOCK DIVIDEND EFFECTED JUNE 26, 1998.
 **COMMENCEMENT OF OPERATIONS.
***ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

      Waddell & Reed Advisors Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues four series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the Custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income (loss) and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Corporation is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. FOREIGN CURRENCY TRANSLATIONS -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. FEDERAL INCOME TAXES -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. DIVIDENDS AND DISTRIBUTIONS -- Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers. At December 31, 2000, Accumulative Fund and Core Investment Fund, respectively, reclassified $340,831 and $582,421 between accumulated undistributed net investment income and accumulated undistributed net realized gain on investment transactions. Net investment income, net realized gains and net assets were not affected by this change.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS

      The Corporation pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by each Fund at the following annual rates:

                                                                                                          Annual
Fund                                        Net Asset Breakpoints                                         Rate
---------------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors Accumulative Fund
                                            Up to $1 Billion                                              .700%
                                            Over $1 Billion up to $2 Billion                              .650%
                                            Over $2 Billion up to $3 Billion                              .600%
                                            Over $3 Billion                                               .550%

Waddell & Reed Advisors Core Investment Fund
                                            Up to $1 Billion                                              .700%
                                            Over $1 Billion up to $2 Billion                              .650%
                                            Over $2 Billion up to $3 Billion                              .600%
                                            Over $3 Billion up to $6 Billion                              .550%
                                            Over $6 Billion                                               .500%

Waddell & Reed Advisors Science and
  Technology Fund                           Up to $1 Billion                                              .850%
                                            Over $1 Billion up to $2 Billion                              .830%
                                            Over $2 Billion up to $3 Billion                              .800%
                                            Over $3 Billion                                               .760%

The Corporation accrues and pays this fee daily.

      Pursuant to assignment of the Investment Management Agreement between the Corporation and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Corporation's investment manager.

      The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of the Corporation. For these services, each of the four Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                             ACCOUNTING SERVICES FEE

                          Average
                       Net Asset Level              Annual Fee
                  (all dollars in millions)     Rate for Each Level
                  -------------------------     -------------------
                     From $    0 to $   10           $      0
                     From $   10 to $   25           $ 11,000
                     From $   25 to $   50           $ 22,000
                     From $   50 to $  100           $ 33,000
                     From $  100 to $  200           $ 44,000
                     From $  200 to $  350           $ 55,000
                     From $  350 to $  550           $ 66,000
                     From $  550 to $  750           $ 77,000
                     From $  750 to $1,000           $ 93,500
                          $1,000 and Over            $110,000

      In addition, for each class of shares in excess of one, each Fund pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

      Prior to September 1, 2000, the Accounting Services Agreement was as shown in the following table.

                             ACCOUNTING SERVICES FEE

                          Average
                       Net Asset Level               Annual Fee
                  (all dollars in millions)      Rate for Each Fund
                  -------------------------      ------------------
                  From $    0  to $   10              $      0
                  From $   10  to $   25              $ 10,000
                  From $   25  to $   50              $ 20,000
                  From $   50  to $  100              $ 30,000
                  From $  100  to $  200              $ 40,000
                  From $  200  to $  350              $ 50,000
                  From $  350  to $  550              $ 60,000
                  From $  550  to $  750              $ 70,000
                  From $  750  to $1,000              $ 85,000
                       $1,000 and Over                $100,000

      For Class A, Class B and Class C shares, the Corporation pays WARSCO a per account charge for transfer agency and dividend disbursement services for each shareholder account which was in existence at any time during the prior month. The monthly fee is as follows: Accumulative Fund and Science and Technology Fund
- $1.3625; Core Investment Fund - $1.4125. With respect to Class Y shares, the Corporation pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Corporation also reimburses W&R and WARSCO for certain out-of-pocket costs.

      Prior to September 1, 2000, for Class A, Class B and Class C shares, the Corporation paid WARSCO a per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month.

      As principal underwriter for the Corporation's shares, W&R receives gross sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to W&R. During the period ended December 31, 2000, W&R received the following amounts in gross sales commissions and deferred sales charges.

                                                                                       CDSC

                                                              Gross Sales       ------------------
                                                              Commissions       Class B    Class C
         Waddell & Reed Advisors
          Accumulative Fund                                   $ 3,382,522       $ 7,132    $ 1,324
         Waddell & Reed Advisors
          Core Investment Fund                                 16,003,927        90,225      8,823
         Waddell & Reed Advisors Science
           and Technology Fund                                 12,267,878        76,514     14,317

      With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses. During the period ended December 31, 2000, W&R paid the following amounts: Waddell & Reed Advisors Accumulative Fund - $2,256,672; Waddell & Reed Advisors Core Investment Fund - $10,526,452 and Waddell & Reed Advisors Science and Technology Fund - $8,355,214.

      Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

      Under the Distribution and Service Plan adopted by the Corporation for Class B shares and Class C shares, respectively, each Fund may pay Waddell & Reed, Inc. a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of a Fund's average annual net assets attributable to that class, paid monthly, to compensate Waddell & Reed, Inc. for its services in connection with the distribution of shares of that class and/or the service and/or maintenance of shareholder accounts of that class. The Class B Plan and the Class C Plan each permit Waddell & Reed, Inc. to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

      Waddell & Reed Advisors Accumulative Fund paid Directors' fees of $72,460, which are included in other expenses. Waddell & Reed Advisors Core Investment Fund paid Directors' fees of $266,843, which are included in other expenses. Waddell & Reed Advisors Science and Technology Fund paid Directors' fees of $120,742, which are included in other expenses.

      W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- INVESTMENT SECURITIES TRANSACTIONS

      Investment securities transactions for the period ended December 31, 2000 are summarized as follows:

                                                                                                           Waddell &
                                                      Waddell &                  Waddell &              Reed Advisors
                                                    Reed Advisors              Reed Advisors             Science and
                                                     Accumulative             Core Investment             Technology
                                                         Fund                      Fund                      Fund
                                                     ------------             ---------------           ---------------
Purchases of investment securities,
   excluding short-term and U.S.
   Government securities                            $8,876,048,001             $4,090,292,716           $ 2,641,963,125
Purchases of U.S. Government
   obligations                                                 ---                        ---                       ---
Purchases of short-term
   securities                                        7,306,066,103              6,184,640,334            15,197,598,336
Proceeds from maturities
   and sales of investment
   securities, excluding
   short-term and U.S.
   Government securities                             8,915,241,300              4,402,198,635             2,945,029,262
Proceeds from maturities and
   sales of U.S. Government
   obligations                                                 ---                 37,000,000                       ---
Proceeds from maturities and sales
   of short-term securities                          7,272,559,825              6,466,157,858            14,796,470,891

      For Federal income tax purposes, cost of investments owned at December 31, 2000 and the related appreciation (depreciation) were as follows:

                                                                                                                           Aggregate
                                                              Cost          Appreciation        (Depreciation)          Appreciation
                                                    --------------          ------------         -------------         -------------
Waddell & Reed Advisors
   Accumulative Fund                                $2,607,434,903         $ 241,298,043        $(153,638,984)           $87,659,059
Waddell & Reed Advisors
   Core Investment Fund                              6,267,691,911         2,956,398,575         (638,613,023)         2,317,785,552
Waddell & Reed Advisors
   Science and Technology Fund                       2,652,676,155           932,680,169         (220,110,551)           712,569,618

NOTE 4 -- FEDERAL INCOME TAX MATTERS

      The Corporation's income and expenses attributed to each Fund and the gains and losses on security transactions of each Fund have been attributed to that Fund for Federal income tax purposes as well as for accounting purposes. For Federal income tax purposes, Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Core Investment Fund and Waddell & Reed Advisors Science and Technology Fund realized capital gain net income of $731,136,525, $1,702,512,712 and $1,117,859,646, respectively, during the year ended
December 31, 2000, a portion of which was paid to shareholders during the period ended December 31, 2000. Remaining capital gain net income will be distributed to each Fund's shareholders.

NOTE 5 -- MULTICLASS OPERATIONS

      Each Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

      Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

      Transactions in capital stock for the period ended December 31, 2000 are summarized below. Amounts are in thousands.

                                                                              Waddell &               Waddell &
                                                     Waddell &            Reed Advisors           Reed Advisors
                                                 Reed Advisors                     Core             Science and
                                                  Accumulative               Investment              Technology
                                                          Fund                     Fund                    Fund
                                                 -------------            -------------           -------------
Shares issued from sale of shares:
   Class A ............................                 31,137                   91,714                 115,792
   Class B ............................                  1,642                    7,560                   3,183
   Class C ............................                    347                    1,941                     605
   Class Y ............................                    121                    4,389                   1,326
Shares issued from
   reinvestment of dividends
   and/or capital gains distribution:
   Class A ............................                 62,375                  223,601                  88,294
   Class B ............................                    482                    2,053                   1,662
   Class C ............................                     88                      446                     255
   Class Y ............................                    164                    6,031                     519
Shares redeemed:
   Class A ............................                (38,201)                (151,399)               (111,350)
   Class B ............................                   (120)                    (942)                   (420)
   Class C ............................                    (34)                    (277)                   (173)
   Class Y ............................                    (85)                 (15,540)                 (1,073)
                                                    ----------              -----------              ----------
Increase in
   outstanding capital
   shares  ............................                 57,916                  169,577                  98,620
                                                    ==========              ===========              ==========
Value issued from sale of shares:

   Class A ............................               $307,326               $  800,062              $2,131,530
   Class B ............................                 16,062                   65,702                  59,021
   Class C ............................                  3,404                   16,845                  11,126
   Class Y ............................                  1,210                   38,498                  23,947
Value issued from reinvestment of
   dividends and/or capital gains
   distribution:
   Class A ............................                515,628                1,577,716               1,003,921
   Class B ............................                  3,959                   14,310                  18,503
   Class C ............................                    721                    3,102                   2,841
   Class Y ............................                  1,353                   42,671                   6,020
Value redeemed:
   Class A ............................               (383,969)              (1,307,433)             (2,024,166)
   Class B ............................                 (1,187)                  (7,938)                 (6,990)
   Class C ............................                   (341)                  (2,419)                 (3,056)
   Class Y ............................                   (832)                (133,597)                (20,108)
                                                      --------                 --------               ---------
Increase in
   outstanding capital ................               $463,334               $1,107,519              $1,202,589
                                                      ========                 ========               =========

         Transactions in capital stock for the period ended December 31, 1999 are summarized below. Amounts are in thousands.

                                                                                                      Waddell &
                                                     Waddell &                Waddell &           Reed Advisors
                                                 Reed Advisors            Reed Advisors             Science and
                                                  Accumulative          Core Investment              Technology
                                                          Fund                     Fund                    Fund
                                                 -------------          ---------------           -------------
Shares issued from sale of shares:
   Class A ............................                 20,270                   95,818                  70,704
   Class B ............................                    275                    1,568                     888
   Class C ............................                     34                      162                     145
   Class Y ............................                    304                    6,515                   1,484
Shares issued from reinvestment of
   dividends and/or capital gains
   distribution:
   Class A ............................                  28,019                  67,006                  16,066
   Class B ............................                      26                      77                      60
   Class C ............................                       4                       8                      10
   Class Y ............................                      65                   2,656                      94
Shares redeemed:
   Class A ............................                 (27,719)               (146,624)                (52,059)
   Class B ............................                     (13)                    (34)                     (4)
   Class C ............................                    (---)*                    (1)                     (1)
   Class Y ............................                    (291)                (27,430)                   (504)
                                                         ------                  ------                 -------
Increase (decrease) in
   outstanding capital
   shares .............................                  20,974                    (279)                 36,883
                                                         ======                  ======                 =======
Value issued from sale of shares:
   Class A ............................                $176,177              $  746,043                $884,275
   Class B ............................                   2,464                  12,526                  13,812
   Class C ............................                     309                   1,289                   2,282
   Class Y ............................                   2,560                  50,345                  18,437
Value issued from reinvestment of
   dividends and/or capital gains
   distribution:
   Class A ............................                 236,622                 524,162                 266,218
   Class B ............................                     223                     606                     988
   Class C ............................                      34                      66                     171
   Class Y ............................                     550                  20,760                   1,577
Value redeemed:
   Class A ............................                (245,823)             (1,151,669)               (652,677)
   Class B ............................                    (122)                   (277)                    (72)
   Class C ............................                    (---)*                    (8)                    (10)
   Class Y ............................                  (2,467)               (215,601)                 (5,667)
                                                       --------                --------               ---------
Increase (decrease) in
   outstanding capital ................                $170,527              $  (11,758)               $529,334
                                                       ========                ========               =========

         *Not shown due to rounding.

NOTE 6 -- SECURITIES LOANED

      On December 31, 2000 there were no securities outstanding on loan. If securities were on loan, however, the aggregate amount of such loans must be secured by 100% of the market value of the securities loaned. The Fund derives income from its securities lending activities. These arrangements may be terminated by the borrower or the Fund upon proper notice. In the event the borrower fails to deliver the securities within five business days, the Fund has the right to use the collateral to purchase similar or other securities. During the period ended December 31, 2000, Waddell & Reed Advisors Accumulative Fund derived approximately $49,750 of income, net of related expenses, from its security lending activity.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Funds, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Core Investment Fund (formerly Waddell & Reed Advisors Income Fund), and Waddell & Reed Advisors Science and Technology Fund (collectively the "Funds"), three of the mutual funds comprising Waddell & Reed Advisors Funds, Inc. as of December 31, 2000, and the related statements of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of three of the Funds within Waddell & Reed Advisors Funds, Inc. as of December 31, 2000, the results of their operations for the fiscal year then ended, the changes in their net assets for each of the two fiscal years in the period then ended, and their financial highlights for each of the five fiscal years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
-------------------------
Deloitte & Touche LLP
Kansas City, Missouri
February 2, 2001

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
SEPTEMBER 30, 2000

                                                                                    PRINCIPAL
                                                                                    AMOUNT IN
                                                                                    THOUSANDS                 VALUE
CORPORATE DEBT SECURITIES
CHEMICALS AND ALLIED PRODUCTS - 2.10%
   Procter & Gamble Company (The),
      8.0%, 9-1-24 ........................................................          $ 10,000               $10,589,000

COMMUNICATION - 4.95%
   BellSouth Capital Funding Corporation,
      7.875%, 2-15-30 .....................................................             1,875                 1,934,156
   BellSouth Telecommunications, Inc.,
      5.85%, 11-15-45 .....................................................             3,000                 2,995,710
   Cox Trust II,
      7.0%, 8-16-04 .......................................................             2,500                 2,471,025
   Deutsche Telekom International Finance B.V.,
      8.25%, 6-15-30 ......................................................             4,000                 4,104,520
   Jones Intercable, Inc.,
      9.625%, 3-15-02 .....................................................             2,500                 2,571,375
   Koninklijke KPN N.V.:
      8.0%, 10-1-10 (A) ...................................................             2,000                 2,012,500
      8.375%, 10-1-30 (A) .................................................             1,000                 1,010,000
   Tele-Communications, Inc.,
      8.35%, 2-15-05 ......................................................             7,500                 7,836,900
      Total ...............................................................                                  24,936,186

DEPOSITORY INSTITUTIONS - 10.00%
   AmSouth Bancorporation,
      6.75%, 11-1-25 ......................................................             6,500                 6,273,540
   Chevy Chase Savings Bank, F.S.B.,
      9.25%, 12-1-05 ......................................................             1,500                 1,411,875
   First Union Corporation:
      6.824%, 8-1-26 ......................................................             7,500                 7,313,325
      6.55%, 10-15-35 .....................................................             4,500                 4,364,775
   ING Groep N.V.,
      5.5%, 5-11-05 (B) ...................................................          EUR4,000                 3,516,880
   Kansallis-Osake-Pankki,
      10.0%, 5-1-02 .......................................................            $6,000                 6,245,880
   NationsBank Corporation,
      8.57%, 11-15-24 .....................................................             5,000                 5,353,400
   SouthTrust Bank of Alabama, National Association,
      7.69%, 5-15-25 ......................................................             9,750                 9,881,333
   Sovereign Bancorp, Inc.,
      8.0%, 3-15-03 .......................................................             2,000                 1,907,500
   Wachovia Corporation,
      6.605%, 10-1-25 .....................................................             4,250                 4,140,307
      Total ...............................................................                                  50,408,815

                 SEE NOTES TO SCHEDULE OF INVESTMENTS ON PAGE .

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
SEPTEMBER 30, 2000

                                                                                    PRINCIPAL
                                                                                    AMOUNT IN
                                                                                    THOUSANDS                 VALUE
CORPORATE DEBT SECURITIES (CONTINUED)
ELECTRIC, GAS AND SANITARY SERVICES - 6.10%
   California Infrastructure and Economic Development
      Bank, Special Purpose Trust:
      PG&E-1,
      6.42%, 9-25-08 ......................................................            $5,000                $4,912,850
      SCE-1,
      6.38%, 9-25-08 ......................................................             5,000                 4,914,050
   Cleveland Electric Illuminating Co. (The),
      9.5%, 5-15-05 .......................................................             4,000                 4,055,560
   Entergy Arkansas, Inc.,
      7.5%, 8-1-07 ........................................................             3,750                 3,699,113
   Korea Electric Power Corporation,
      6.375%, 12-1-03 .....................................................             2,500                 2,417,525
   Niagara Mohawk Power Corporation,
      7.375%, 7-1-03 ......................................................             4,159                 4,169,558
   TXU Eastern Funding Company,
      6.45%, 5-15-05 ......................................................             3,250                 3,074,532
   Union Electric Co.,
      8.25%, 10-15-22 .....................................................             3,500                 3,514,735
      Total ...............................................................                                  30,757,923

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.81%
   Motorola, Inc.,
      8.4%, 8-15-31 .......................................................             8,500                 9,125,430

FINANCE, TAXATION AND MONETARY POLICY - 0.48% Banco Nacional de Comercio
   Exterior, S.N.C.,
      7.25%, 2-2-04 .......................................................             2,500                 2,420,000

FOOD AND KINDRED PRODUCTS - 2.17%
   Anheuser-Busch Companies, Inc.,
      7.0%, 9-1-05 ........................................................             3,000                 2,967,900
   Coca-Cola Enterprises Inc.,
      6.7%, 10-15-36 ......................................................             5,500                 5,439,555
   Coca-Cola FEMSA, S.A. de C.V.,
      8.95%, 11-1-06 ......................................................             2,500                 2,512,500
      Total ...............................................................                                  10,919,955

GENERAL MERCHANDISE STORES - 1.10%
   Fred Meyer, Inc.,
      7.45%, 3-1-08 .......................................................             5,750                 5,559,330

HEALTH SERVICES - 1.28%
   HCA - The Healthcare Company,
      8.75%, 9-1-10 .......................................................             1,500                 1,530,420
   Tenet Healthcare Corporation,
      7.875%, 1-15-03 .....................................................             5,000                 4,937,500
      Total ...............................................................                                   6,467,920

                 SEE NOTES TO SCHEDULE OF INVESTMENTS ON PAGE .

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
SEPTEMBER 30, 2000

                                                                                    PRINCIPAL
                                                                                    AMOUNT IN
                                                                                    THOUSANDS                 VALUE
CORPORATE DEBT SECURITIES (CONTINUED)
HOLDING AND OTHER INVESTMENT OFFICES - 2.39%
   Bay Apartment Communities, Inc.,
      6.5%, 1-15-05 .......................................................            $3,000                $2,865,630
   GRUMA, S.A. de C.V.,
      7.625%, 10-15-07.....................................................             3,500                 2,791,250
   NBD Bank, National Association,
      8.25%, 11-1-24 ......................................................             6,000                 6,381,060
      Total ...............................................................                                  12,037,940

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.17%
   Coltec Industries Inc.,
      7.5%, 4-15-08 .......................................................             2,500                 2,423,225
   International Business Machines Corporation,
      5.375%, 3-31-05 (B) .................................................          EUR4,000                 3,491,018
      Total ...............................................................                                   5,914,243

INSURANCE CARRIERS - 0.01%
   Reliance Group Holdings, Inc.,
      9.0%, 11-15-00 ......................................................            $  150                    48,000

NONDEPOSITORY INSTITUTIONS - 8.39%
   Asset Securitization Corporation,
      7.49%, 4-14-29 ......................................................             6,000                 6,106,260
   CHYPS CBO 1997-1 Ltd.,
      6.72%, 1-15-10 (A) ..................................................             8,500                 7,964,755
   Equicon Loan Trust,
      7.3%, 2-18-13 .......................................................             4,240                 4,224,404
   General Motors Acceptance Corporation:
      5.5%, 2-2-05 (B) ....................................................          EUR3,750                 3,255,537
      8.875%, 6-1-10 ......................................................            $5,500                 5,972,395
   IMC Home Equity Loan Trust,
      6.9%, 1-20-22 .......................................................             4,500                 4,476,060
   Norse CBO, Ltd. and Norse CBO, Inc.,
      6.515%, 8-13-10 (A) .................................................             3,750                 3,500,137
   Residential Asset Securities Corporation,
      8.0%, 10-25-24 ......................................................             1,875                 1,876,918
   Westinghouse Electric Corporation,
      8.875%, 6-14-14 .....................................................             4,500                 4,921,335
      Total ...............................................................                                  42,297,801

OIL AND GAS EXTRACTION - 1.82%
   Mitchell Energy & Development Corp.,
      9.25%, 1-15-02 ......................................................               165                   167,330
   Ocean Energy, Inc.,
      8.375%, 7-1-08 ......................................................             3,500                 3,482,500

                 SEE NOTES TO SCHEDULE OF INVESTMENTS ON PAGE .

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
SEPTEMBER 30, 2000

                                                                                    PRINCIPAL
                                                                                    AMOUNT IN
                                                                                    THOUSANDS                 VALUE
CORPORATE DEBT SECURITIES (CONTINUED)
OIL AND GAS EXTRACTION (CONTINUED)
   Oryx Energy Company,
      10.0%, 4-1-01 .......................................................            $3,500                $3,540,600
   Pemex Finance Ltd.,
      5.72%, 11-15-03 .....................................................             2,031                 1,971,206
      Total ...............................................................                                   9,161,636

PAPER AND ALLIED PRODUCTS - 2.06%
   Canadian Pacific Forest Products Ltd.,
      9.25%, 6-15-02 ......................................................             4,500                 4,586,355
   Champion International Corporation,
      6.4%, 2-15-26 .......................................................             6,100                 5,825,500
      Total ...............................................................                                  10,411,855

PETROLEUM AND COAL PRODUCTS - 1.15%
   Pemex Finance Ltd. and Petroleos Mexicanos,
      9.03%, 2-15-11 (A) ..................................................             1,750                 1,828,050
   YPF Sociedad Anoima,
      8.0%, 2-15-04 .......................................................             4,000                 3,980,600
      Total ...............................................................                                   5,808,650

PRINTING AND PUBLISHING - 1.20%
   Quebecor Printing Capital Corporation,
      6.5%, 8-1-27 ........................................................             6,500                 6,052,150

RAILROAD TRANSPORTATION - 0.98%
   CSX Corporation,
      6.95%, 5-1-27 .......................................................             5,000                 4,960,750

SECURITY AND COMMODITY BROKERS - 1.07%
   Salomon Inc.,
      3.65%, 2-14-02 ......................................................             5,000                 5,373,450

STONE, CLAY AND GLASS PRODUCTS - 1.70%
   Cemex, S.A. de C.V.,
      9.5%, 9-20-01 .......................................................             3,500                 3,556,875
   Owens-Illinois, Inc.,
      7.15%, 5-15-05.......................................................             3,250                 2,970,923
   USG Corporation,
      9.25%, 9-15-01 ......................................................             2,000                 2,023,840
      Total ...............................................................                                   8,551,638

TRANSPORTATION EQUIPMENT - 0.08%
   Federal-Mogul Corporation,
      7.75%, 7-1-06 .......................................................             1,000                   390,000

TRANSPORTATION SERVICES - 0.22%
   TOLLROAD INVESTMENT PARTNERSHIP
      SERIES II,
      0.0%, 2-15-09 (A) ...................................................             2,000                 1,102,500

                 SEE NOTES TO SCHEDULE OF INVESTMENTS ON PAGE .

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
SEPTEMBER 30, 2000

                                                                                    PRINCIPAL
                                                                                    AMOUNT IN
                                                                                    THOUSANDS                 VALUE
CORPORATE DEBT SECURITIES (CONTINUED)
UNITED STATES POSTAL SERVICE - 0.31%
   Postal Square Limited Partnership,
      6.5%, 6-15-22 .......................................................           $ 1,667                $1,578,865

TOTAL CORPORATE DEBT SECURITIES - 52.54%                                                                   $264,874,037
   (Cost: $272,328,444)

OTHER GOVERNMENT SECURITIES
CANADA - 5.80%
   Hydro-Quebec:
      8.05%, 7-7-24 .......................................................             9,000                 9,577,890
      8.4%, 3-28-25 .......................................................             5,150                 5,596,505
   Province de Quebec:
      5.67%, 2-27-26 ......................................................             9,200                 9,144,708
      6.29%, 3-6-26 .......................................................             5,000                 4,951,450
      Total ...............................................................                                  29,270,553

KOREA - 0.50%
   Korea Development Bank (The),
      7.9%, 2-1-02 ........................................................             2,500                 2,510,150

SUPRANATIONAL - 1.10%
   Inter-American Development Bank,
      8.4%, 9-1-09 ........................................................             5,000                 5,531,850

TOTAL OTHER GOVERNMENT SECURITIES - 7.40%                                                                   $37,312,553
   (Cost: $36,500,082)

UNITED STATES GOVERNMENT SECURITIES
   Federal Home Loan Mortgage Corporation:
      7.5%, 2-15-07 .......................................................             3,662                 3,668,702
      6.5%, 9-25-18 .......................................................             2,000                 1,945,000
      7.0%, 1-15-19 .......................................................             2,000                 1,992,500
      7.5%, 4-15-19 .......................................................             9,285                 9,293,239
      6.25%, 1-15-21 ......................................................            12,000                11,737,440
      6.5%, 8-15-28 .......................................................             1,950                 1,856,371
      7.5%, 3-15-29 .......................................................             4,000                 3,986,240
      7.5%, 9-15-29 .......................................................             1,616                 1,581,081
      9.0%, 7-1-30 ........................................................             6,799                 7,049,889
   Federal National Mortgage Association:
      8.25%, 11-1-04 ......................................................             1,802                 1,811,179
      7.0%, 7-25-06 .......................................................             5,308                 5,286,156
      6.09%, 4-1-09 .......................................................             4,425                 4,186,389
      0.0%, 2-12-18 .......................................................             4,500                 1,374,390
      7.0%, 9-25-20 .......................................................             2,000                 1,989,360
      6.5%, 8-25-21 .......................................................             2,500                 2,431,250
      7.0%, 8-25-21 .......................................................            10,000                 9,925,000
      7.0%, 6-1-24 ........................................................             5,550                 5,435,932
      6.0%, 12-1-28 .......................................................             6,257                 5,842,167

                 SEE NOTES TO SCHEDULE OF INVESTMENTS ON PAGE .

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
SEPTEMBER 30, 2000

                                                                                    PRINCIPAL
                                                                                    AMOUNT IN
                                                                                    THOUSANDS                 VALUE
UNITED STATES GOVERNMENT SECURITIES (CONTINUED)
   Government National Mortgage Association:
      7.5%, 7-15-23 .......................................................           $ 2,498              $  2,511,328
      7.5%, 12-15-23 ......................................................             2,814                 2,828,824
      8.0%, 9-15-25 .......................................................             3,834                 3,920,525
      7.0%, 7-20-27 .......................................................               230                   225,899
      7.0%, 9-20-27 .......................................................             3,692                 3,618,971
      7.5%, 7-15-29 .......................................................             4,293                 4,305,345
      7.75%, 10-15-31 .....................................................             1,952                 1,977,067
   Tennessee Valley Authority,
      5.88%, 4-1-36 .......................................................             5,500                 5,313,990
   United States Department of Veterans Affairs,
      Guaranteed Remic Pass-Through Certificates,
      Vendee Mortgage Trust:
      1998-1 Class 2-B,
      7.0%, 6-15-19 .......................................................               750                   746,947
      1999-2 Class 1-B,
      6.5%, 7-15-19 .......................................................             5,500                 5,345,285
      1999-2 Class 3-B,
      6.5%, 2-15-20 .......................................................             4,000                 3,895,000
      2000-1 Class 2-C,
      7.25%, 11-15-21 .....................................................             2,250                 2,226,780
      2000-2 Class 2-D,
      7.5%, 9-15-26 .......................................................             4,500                 4,557,645
   United States Treasury:
      7.5%, 2-15-05 .......................................................            10,000                10,601,600
      6.5%, 8-15-05 .......................................................            14,750                15,121,110
      7.0%, 7-15-06 .......................................................             7,000                 7,358,750
      11.25%, 2-15-15 .....................................................            10,250                15,237,240
      6.125%, 11-15-27 ....................................................             5,000                 5,046,100

TOTAL UNITED STATES GOVERNMENT
   SECURITIES - 34.96%                                                                                     $176,230,691
   (Cost: $177,012,854)

TOTAL SHORT-TERM SECURITIES - 1.75%                                                                        $  8,813,000
   (Cost: $8,813,000)

TOTAL INVESTMENT SECURITIES - 96.65%                                                                       $487,230,281
   (Cost: $494,654,380)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 3.35%                                                            16,879,034

NET ASSETS - 100.00%                                                                                       $504,109,315

                 SEE NOTES TO SCHEDULE OF INVESTMENTS ON PAGE .

THE INVESTMENTS OF WADDELL & REED ADVISORS BOND FUND
SEPTEMBER 30, 2000

NOTES TO SCHEDULE OF INVESTMENTS

(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2000, the value of these securities amounted to $17,417,942 or 3.46% of net assets.

(B) Principal amounts are denominated in the indicated foreign currency, where applicable (EUR -- Euro).

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

WADDELL & REED ADVISORS BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000
(IN THOUSANDS, EXCEPT FOR PER SHARE AMOUNTS)

ASSETS
   Investment securities -- at value
      (Notes 1 and 3) ..................................................................                   $487,230
   Cash ................................................................................                          1
   Receivables:
      Fund shares sold .................................................................                     14,678
      Dividends and interest ...........................................................                      6,679
   Prepaid insurance premium ...........................................................                         16
                                                                                                           --------
        Total assets ...................................................................                    508,604
                                                                                                           --------

LIABILITIES
   Payable for investment securities purchased .........................................                      2,997
   Payable to Fund shareholders ........................................................                      1,233
   Accrued transfer agency and dividend
      disbursing (Note 2) ..............................................................                         92
   Accrued service fee (Note 2) ........................................................                         90
   Accrued distribution fee (Note 2) ...................................................                         14
   Accrued management fee (Note 2) .....................................................                         14
   Accrued accounting services fee (Note 2) ............................................                          6
   Other ...............................................................................                         49
                                                                                                           --------
        Total liabilities ..............................................................                      4,495
                                                                                                           --------
           Total net assets ............................................................                   $504,109
                                                                                                           ========

NET ASSETS
   $1.00 par value capital stock
      Capital stock ....................................................................                   $ 83,850
      Additional paid-in capital .......................................................                    448,437
   Accumulated undistributed income (loss):
      Accumulated undistributed net investment income ..................................                        433
      Accumulated undistributed net realized
        loss on investment transactions ................................................                    (21,175)
      Net unrealized depreciation in value of
        investments ....................................................................                     (7,436)
                                                                                                           --------
        Net assets applicable to outstanding
           units of capital ............................................................                   $504,109
                                                                                                           ========

Net asset value per share (net assets divided
   by shares outstanding)
   Class A    ..........................................................................                      $6.01
   Class B    ..........................................................................                      $6.01
   Class C    ..........................................................................                      $6.01
   Class Y    ..........................................................................                      $6.01
Capital shares outstanding
   Class A    ..........................................................................                     81,961
   Class B    ..........................................................................                      1,130
   Class C    ..........................................................................                        230
   Class Y    ..........................................................................                        529
Capital shares authorized ..............................................................                    240,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

WADDELL & REED ADVISORS BOND FUND
STATEMENT OF OPERATIONS
 (IN THOUSANDS)

                                                                              FOR THE                  FOR THE
                                                                              FISCAL                 FISCAL YEAR
                                                                           PERIOD ENDED                 ENDED
                                                                           SEPTEMBER 30,            DECEMBER 31,
                                                                               2000                     1999
                                                                           -------------            ------------
INVESTMENT INCOME
   Interest and amortization (Note 1B)...............................             25,888                35,757
                                                                                 -------               -------
   Expenses (Note 2):
      Investment management fee .....................................              1,940                 2,525
      Service fee:
        Class A......................................................                843                 1,246
        Class B......................................................                  8                     1
        Class C......................................................                  1                   ---*
      Transfer agency and dividend disbursing:
        Class A......................................................                750                 1,008
        Class B......................................................                 10                     1
        Class C......................................................                  2                   ---*
      Distribution fee:
        Class A......................................................                 60                    76
        Class B......................................................                 24                     2
        Class C......................................................                  4                   ---
      Accounting services fee .......................................                 46                    61
      Audit fees ....................................................                 15                    16
      Custodian fees ................................................                 12                    17
      Legal fees ....................................................                  3                     5
      Shareholder servicing - Class Y ...............................                  3                     4
      Other .........................................................                 82                   131
                                                                                 -------               -------
        Total expenses ..............................................              3,803                 5,093
                                                                                 -------               -------
           Net investment income ....................................             22,085                30,664
                                                                                 -------               -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTES 1 AND 3)
   Realized net loss on securities ..................................             (2,091)                 (593)
   Realized net loss on foreign
      currency transactions .........................................                (17)                  ---
                                                                                 -------               -------
      Realized net loss on investments ..............................             (2,108)                 (593)
   Unrealized appreciation (depreciation)
      in value of securities
      during the period .............................................              5,399               (36,307)
                                                                                 -------               -------
        Net gain (loss) on investments ..............................              3,291               (36,900)
                                                                                 -------               -------
           Net increase (decrease) in
              net assets resulting
              from operations .......................................            $25,376              $ (6,236)
                                                                                 =======               =======

*Not shown due to rounding.

                       SEE NOTES TO FINANCIAL STATEMENTS.

WADDELL & REED ADVISORS BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
 (IN THOUSANDS)

                                                                           FOR THE               FOR THE FISCAL
                                                                           FISCAL                  YEAR ENDED
                                                                        PERIOD ENDED              DECEMBER 31,
                                                                        SEPTEMBER 30,       -----------------------
                                                                            2000             1999             1998
                                                                        -------------       ------           ------
INCREASE (DECREASE) IN NET ASSETS
     Operations:
         Net investment income ...............................             $22,085         $ 30,664         $ 31,745
         Realized net gain (loss)
              on investments .................................              (2,108)            (593)           4,756
         Unrealized appreciation

              (depreciation) .................................               5,399          (36,307)           1,500
                                                                          --------         --------         --------
              Net increase (decrease) in net
                  assets resulting
                  from operations ............................              25,376           (6,236)          38,001
                                                                          --------         --------         --------

     Distributions to shareholders from net investment
         income (Note 1D):*
         Class A  ............................................             (21,557)         (30,472)         (31,553)
         Class B  ............................................                (158)              (9)             ---
         Class C  ............................................                 (28)              (1)             ---
         Class Y  ............................................                (129)            (148)            (359)
                                                                          --------         --------         --------
                                                                           (21,872)         (30,630)         (31,912)
                                                                          --------         --------         --------
     Capital share transactions (Note 5)                                    (4,889)         (14,788)          22,363
                                                                          --------         --------         --------
         Total increase (decrease)  ..........................              (1,385)         (51,654)          28,452

NET ASSETS
     Beginning of period .....................................             505,494          557,148          528,696
                                                                          --------         --------         --------
     End of period ...........................................            $504,109         $505,494         $557,148
                                                                          ========         ========         ========
         Undistributed net investment
              income .........................................                $433             $237             $203
                                                                              ====             ====             ====

                    *SEE "FINANCIAL HIGHLIGHTS" ON PAGES - .

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS BOND FUND
CLASS A SHARES
FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD:

                                         FOR THE
                                      FISCAL PERIOD               FOR THE FISCAL YEAR ENDED DECEMBER 31,
                                          ENDED           ------------------------------------------------------
                                         9/30/00        1999         1998         1997         1996         1995
                                      -------------    -----        -----        -----        -----        -----
Net asset value,
   beginning of period..............      $5.97        $6.39        $6.32        $6.14        $6.34        $5.62
                                           ----         ----         ----         ----         ----         ----

Income (loss) from investment
   operations:
   Net investment income ...........       0.27         0.35         0.38         0.39         0.39         0.40
   Net realized and
      unrealized gain
      (loss) on
      investments ..................       0.04        (0.42)        0.07         0.19        (0.20)        0.72
                                           ----         ----         ----         ----         ----         ----
Total from investment
   operations ......................       0.31        (0.07)        0.45         0.58         0.19         1.12
                                           ----         ----         ----         ----         ----         ----
Less distributions from
   net investment income ...........      (0.27)       (0.35)       (0.38)       (0.40)       (0.39)       (0.40)
                                           ----         ----         ----         ----         ----         ----
Net asset value,
   end of period ...................      $6.01        $5.97        $6.39        $6.32        $6.14        $6.34
                                          =====        =====        =====        =====        =====        =====
Total return* ......................       5.24%       -1.08%        7.27%        9.77%        3.20%       20.50%
Net assets, end of
   period (in
   millions) .......................         $493         $501         $551         $524         $519          $563
Ratio of expenses to
   average net assets ..............       1.02%**      0.95%        0.84%        0.77%        0.77%        0.74%
Ratio of net investment
   income to average
   net assets ......................       6.00%**      5.72%        5.88%        6.34%        6.34%        6.54%
Portfolio turnover
   rate ............................      23.21%       34.12%       33.87%       35.08%       55.74%       66.38%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS BOND FUND
CLASS B SHARES
FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD:

                                                                    FOR THE
                                          FOR THE                    PERIOD
                                           FISCAL                      FROM
                                           PERIOD                   9/9/99*
                                            ENDED                   THROUGH
                                          9/30/00                  12/31/99
                                          -------                  --------
Net asset value,
   beginning of period .............      $5.97                     $6.05
                                           ----                      ----
Income from investment
   operations:
   Net investment income ...........       0.23                      0.10
   Net realized and
      unrealized gain (loss)
      on investments ...............       0.04                     (0.08)
                                           ----                      ----
Total from investment
   operations ......................       0.27                      0.02
                                           ----                      ----
Less distributions from
   net investment income ...........      (0.23)                    (0.10)
                                           ----                      ----
Net asset value,
   end of period ...................      $6.01                     $5.97
                                           ====                      ====
Total return .......................       4.56%                     0.30%
Net assets, end of
   period (in
   millions) .......................          $7                        $2
Ratio of expenses to
   average net assets ..............       1.90%**                   1.91%**
Ratio of net investment
   income to average
   net assets ......................       5.12%**                   4.93%**
Portfolio turnover
   rate ............................      23.21%                    34.12%**

 *Commencement of operations.
**Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS BOND FUND
CLASS C SHARES
FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD:

                                                                    FOR THE
                                          FOR THE                    PERIOD
                                           FISCAL                      FROM
                                           PERIOD                   9/9/99*
                                            ENDED                   THROUGH
                                          9/30/00                  12/31/99
                                          -------                  --------
Net asset value,
   beginning of period .............      $5.96                     $6.05
                                           ----                      ----
Income from investment
   operations:
   Net investment income ...........       0.22                      0.10
   Net realized and
      unrealized gain (loss)
      on investments ...............       0.05                     (0.09)
                                           ----                      ----
Total from investment
   operations ......................       0.27                      0.01
                                           ----                      ----
Less distributions from
   net investment income ...........      (0.22)                    (0.10)
                                           ----                      ----
Net asset value,
   end of period ...................      $6.01                     $5.96
                                           ====                      ====
Total return .......................       4.64%                     0.13%
Net assets, end of
   period (in
   thousands) ......................      $1,382                      $289
Ratio of expenses to
   average net assets ..............       1.95%**                   1.98%**
Ratio of net investment
   income to average
   net assets ......................       5.07%**                   4.87%**
Portfolio turnover
   rate ............................      23.21%                    34.12%**

 *Commencement of operations.
**Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS OF
WADDELL & REED ADVISORS BOND FUND
CLASS Y SHARES
FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD:

                                        FOR THE
                                         FISCAL                     FOR THE FISCAL YEAR                   FOR THE
                                         PERIOD                      ENDED DECEMBER 31,                 PERIOD FROM
                                         ENDED         --------------------------------------------     6/19/95* TO
                                        9/30/00         1999         1998         1997         1996       12/31/95
                                        -------        -----        -----        -----         ----      ---------
Net asset value,
   beginning of period..............      $5.97        $6.39        $6.32        $6.14        $6.34        $6.11
                                           ----         ----         ----         ----         ----         ----
Income (loss) from investment
   operations:
   Net investment income ...........       0.28         0.40         0.39         0.42         0.40         0.21
   Net realized and
      unrealized gain (loss)
      on investments ...............       0.04        (0.45)        0.07         0.17        (0.20)        0.22
                                           ----         ----         ----         ----         ----         ----
Total from investment
   operations ......................       0.32        (0.05)        0.46         0.59         0.20         0.43
                                           ----         ----         ----         ----         ----         ----
Less distributions from
   net investment income ...........      (0.28)       (0.37)       (0.39)       (0.41)       (0.40)       (0.20)
                                           ----         ----         ----         ----         ----         ----
Net asset value,
   end of period ...................      $6.01        $5.97        $6.39        $6.32        $6.14        $6.34
                                           ====         ====         ====         ====         ====         ====
Total return .......................       5.47%       -0.81%        7.54%        9.91%        3.35%        7.20%
Net assets, end of
   period (in
   millions) .......................          $3           $2           $6           $5          $12           $3
Ratio of expenses to
   average net assets ..............       0.72%**      0.69%        0.61%        0.64%        0.62%        0.63%**
Ratio of net investment
   income to average
   net assets ......................       6.30%**      6.00%        6.10%        6.48%        6.52%        6.41%**
Portfolio turnover
   rate ............................      23.21%       34.12%       33.87%       35.08%       55.74%       66.38%**

 *Commencement of operations.
**Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

WADDELL & REED ADVISORS BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2000

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

      Waddell & Reed Advisors Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues four series of capital shares; each series represents ownership of a separate mutual fund. Waddell & Reed Advisors Bond Fund (the "Fund) is one of those mutual funds and is the only fund included in these financial statements. Its investment objective is to provide a reasonable return with emphasis on preservation of capital, by investing primarily in domestic debt securities usually of investment grade bonds. Effective for the fiscal period ended September 30, 2000, the Fund changed its fiscal year end for both financial reporting and Federal income tax purposes to September 30 from December 31. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums and post-1984 market discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See
      Note 3 -- Investment Security Transactions.

C. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS

      The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. The Fund accrues and pays the fee daily.

      Pursuant to assignment of the Investment Management Agreement between the Corporation and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Corporation's investment manager.

      The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                             ACCOUNTING SERVICES FEE

                          Average
                       Net Asset Level                   Annual Fee
                  (all dollars in millions)         Rate for Each Level
                  -------------------------         -------------------
                     From $    0 to $   10                $      0
                     From $   10 to $   25                $ 11,000
                     From $   25 to $   50                $ 22,000
                     From $   50 to $  100                $ 33,000
                     From $  100 to $  200                $ 44,000
                     From $  200 to $  350                $ 55,000
                     From $  350 to $  550                $ 66,000
                     From $  550 to $  750                $ 77,000
                     From $  750 to $1,000                $ 93,500
                          $1,000 and Over                 $110,000

In addition, for each class of shares in excess of one, the Fund pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Prior to September 1, 2000, the Accounting Services Agreement was as shown in the following table.

                             ACCOUNTING SERVICES FEE

                          Average
                       Net Asset Level             Annual Fee
                  (all dollars in millions)    Rate for Each Level
                  -------------------------    -------------------
                     From $    0 to $   10           $      0
                     From $   10 to $   25           $ 10,000
                     From $   25 to $   50           $ 20,000
                     From $   50 to $  100           $ 30,000
                     From $  100 to $  200           $ 40,000
                     From $  200 to $  350           $ 50,000
                     From $  350 to $  550           $ 60,000
                     From $  550 to $  750           $ 70,000
                     From $  750 to $1,000           $ 85,000
                          $1,000 and Over            $100,000

      For Class A, Class B and Class C shares, the Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.6125 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

      Prior to September 1, 2000, for Class A, Class B and Class C shares, the Fund paid WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month.

      As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $766,529. During the period ended September 30, 2000, W&R received $4,677 and $388 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $561,525 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

      Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

      Under the Distribution and Service Plan adopted by the Corporation for Class B and Class C shares, respectively, the Fund may pay W&R, on an annual basis, a service fee of up to 0.25% of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

      The Fund paid Directors' fees of $11,585, which are included in other expenses.

      W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- INVESTMENT SECURITY TRANSACTIONS

      Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $42,748,959, while proceeds from maturities and sales aggregated $40,945,101. Purchases of short-term securities and U.S. Government obligations aggregated $1,022,960,608 and $67,271,121, respectively. Proceeds from maturities and sales of short-term securities and U.S. Government obligations aggregated $1,032,086,677 and $77,088,669, respectively.

      For Federal income tax purposes, cost of investments owned at September 30, 2000 was $494,702,318, resulting in net unrealized depreciation of $7,472,037, of which $4,500,274 related to appreciated securities and $11,972,311 related to depreciated securities.

NOTE 4 -- FEDERAL INCOME TAX MATTERS

      For Federal income tax purposes, the Fund realized capital losses of $2,794,914 during the fiscal period ended September 30, 2000, which included the effect of certain losses recognized from the prior year (see discussion below). Capital loss carryovers aggregated $21,109,845 at September 30, 2000, and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $18,234,028 at September 30, 2002; $80,903 at September 30, 2003; and $2,794,914 at September 30, 2008.

      Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). During the fiscal period ended September 30, 2000, the

Fund recognized post-October losses of $655,692 that had been deferred from the year ended December 31, 1999.

NOTE 5 -- MULTICLASS OPERATIONS

      The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Corporation.

      Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

      Transactions in capital stock are summarized below. Amounts are in thousands.

                                                       FOR THE
                                                 FISCAL PERIOD                        FOR THE FISCAL
                                                         ENDED                    YEAR ENDED DECEMBER 31,
                                                 SEPTEMBER 30,             ------------------------------------
                                                          2000                     1999                    1998
                                                 -------------             ------------            ------------
Shares issued from sale of shares:
   Class A    .........................                 90,616                   74,231                  31,835
   Class B    .........................                    900                      333                     ---
   Class C    .........................                    209                       62                     ---
   Class Y    .........................                    166                      357                     217
Shares issued from reinvestment of dividends:
   Class A    .........................                  3,236                    4,402                   4,342
   Class B    .........................                     26                        1                     ---
   Class C    .........................                      5                      ---*                    ---
   Class Y    .........................                     19                       23                      57
Shares redeemed:
   Class A    .........................                (95,812)                 (80,926)                (32,844)
   Class B    .........................                    (86)                     (45)                    ---
   Class C    .........................                    (32)                     (14)                    ---
   Class Y    .........................                   (107)                    (917)                    (96)
                                                        ------                   ------                  ------
Increase (decrease) in outstanding
   capital shares......................                   (860)                  (2,493)                  3,511
                                                        ======                   ======                  ======
Value issued from sale of shares:
   Class A    .........................               $540,696                 $455,677                $202,677
   Class B    .........................                  5,367                    2,000                     ---
   Class C    .........................                  1,247                      372                     ---
   Class Y    .........................                    993                    2,207                   1,379
Value issued from reinvestment of dividends:
   Class A    .........................                 19,277                   27,368                  27,530
   Class B    .........................                    157                        9                     ---
   Class C    .........................                     28                        1                     ---
   Class Y    .........................                    113                      141                     359
Value redeemed:
   Class A    .........................               (571,422)                (496,408)               (208,970)
   Class B    .........................                   (515)                    (266)                    ---
   Class C    .........................                   (193)                     (81)                    ---
   Class Y    .........................                   (637)                  (5,808)                   (612)
                                                      --------                 --------                --------
Increase (decrease) in outstanding
   capital    .........................                $(4,889)                $(14,788)                $22,363
                                                      ========                 ========                 =======

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Funds, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Bond Fund (the "Fund"), (one of the mutual funds comprising Waddell & Reed Advisors Funds, Inc., as of September 30, 2000, and the related statements of operations for the fiscal period then ended and the fiscal year ended December 31, 1999, the statements of changes in net assets for the fiscal period ended September 30, 2000, and each of the two fiscal years in the period ended December 31, 1999, and the financial highlights for the fiscal period ended September 30, 2000, and for each of the five fiscal years in the period ended December 31, 1999. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Bond Fund as of September 30, 2000, the results of its operations for the fiscal period then ended and the fiscal year ended December 31, 1999, the changes in its net assets for the fiscal period ended September 30, 2000 and each of the two fiscal years in the period ended December 31, 1999, and the financial highlights for the fiscal period ended September 30, 2000, and for each of the five fiscal years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/Deloitte & Touche LLP
------------------------
Deloitte & Touche LLP
Kansas City, Missouri
November 3, 2000

                             REGISTRATION STATEMENT

                                     PART C

                                OTHER INFORMATION


23.  Exhibits: Waddell & Reed Advisors Funds, Inc.

     (a) Articles of Incorporation, as amended, filed by EDGAR on April 18, 1995 as EX-99.B1-charter to the Post-Effective Amendment No. 117 to the Registration Statement on Form N-1A*

          Articles Supplementary as proposed, filed by EDGAR on April 18, 1995 as EX-99.B1-ufartsup to the Post-Effective Amendment No. 117 to the Registration Statement on Form N-1A*

          Articles Supplementary filed by EDGAR on September 16, 1999 as EX-99.B(a)ufartsup to the Post-Effective Amendment No. 124 to the Registration Statement on Form N-1A*

          Articles Supplementary filed by EDGAR on April 27, 2000 as EX-99.B(a)ufartsup to 1940 Act Amendment No. 32 to the Registration Statement on Form N-1A*

          Articles of Amendment filed by EDGAR on June 28, 2000 as EX-99.B(a)ufartsup to Post-Effective Amendment No. 125 to the Registration Statement on Form N-1A*

          Articles of Amendment filed by EDGAR on December 15, 2000 as EX-99.B(a)wraartamd to Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A*

     (b) Bylaws, as amended, filed by EDGAR on March 26, 1997 as EX-99.B2-ufbylaw to Post-Effective Amendment No. 119 to the Registration Statement on Form N-1A*

          Amendment to Bylaws filed by EDGAR on April 1, 1999 as
          EX-99.B2-ufamend to Post-Effective Amendment No. 123 to the Registration Statement on Form N-1A*

          Amendment to Bylaws filed by EDGAR on December 15, 2000 as EX-99.B(b)wrabylaw to Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A*

     (c)  Not applicable

     (d) Investment Management Agreement filed by EDGAR on September 30, 1994 as EX-99.B5-UFIMA to Post-Effective Amendment No. 116 to the Registration Statement on Form N-1A*

          Assignment of the Investment Management Agreements filed by EDGAR on March 28, 1996 as EX-99.B5-ufassign to the Post-Effective Amendment No. 118 to the Registration Statement on Form N-1A*

          Fee Schedule (Exhibit A) to the Investment Management Agreement, as amended, filed by EDGAR on September 16, 1999 as EX-99.B(d)ufimafee to the Post-Effective Amendment No. 124 to the Registration Statement on Form N-1A*

     (e) Underwriting Agreement, dated February 8, 1995, filed by EDGAR on April 18, 1995 as EX-99.B6-ufua to the Post-Effective Amendment No. 117 to the Registration Statement on Form N-1A*

     (f)  Not applicable

     (g) Custodian Agreement, as amended, filed by EDGAR on April 27, 2000 as EX-99.B(h)ufca to 1940 Act Amendment No. 32 to the Registration Statement on Form N-1A*

     (h) Shareholder Servicing Agreement, filed by EDGAR on January 29, 1999 as EX-99.B9-ufssa to Post-Effective Amendment No. 122 to the Registration Statement on Form N-1A*

          Compensation Table (Exhibit B) to the Shareholder Servicing Agreement, as amended, filed by EDGAR on December 15, 2000 as EX-99.B(h)wrassacomp to Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A*

          Fidelity Bond Coverage (Exhibit C) to the Shareholder Servicing Agreement, as amended, filed by EDGAR on December 15, 2000 as EX-99.B(h)wrassafid to Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A*

          Accounting Services Agreement filed by EDGAR on April 18, 1995 as EX-99.B9-ufasa to the Post-Effective Amendment No. 117 to the Registration Statement on Form N-1A*

          Amendment to Accounting Services Agreement filed by EDGAR on December 15, 2000 as EX-99.B(h)wraasaamend to Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A*

          Service Agreement filed by EDGAR on August 11, 1993 as Exhibit (b)(15) to Post-Effective Amendment No. 114 to the Registration Statement on Form N-1A*

          Amendment to Service Agreement filed by EDGAR on April 18, 1995 as EX-99.B9-ufsaa to the Post-Effective Amendment No. 117 to the Registration Statement on Form N-1A*

          Class Y Letter of Understanding filed by EDGAR on March 28, 1996 as EX-99.B9-uflou to the Post-Effective Amendment No. 118 to the Registration Statement on Form N-1A*

     (i)  Opinion and Consent of Counsel attached hereto as EX-99.B(i)wralegopn

     (j) Consent of Deloitte & Touche LLP, Independent Accountants, attached hereto as EX-99.B(j)wraconsnt

     (k)  Not applicable

     (l)  Not applicable

     (m) Distribution and Service Plan, as amended, filed by EDGAR on January 29, 1999 as EX-99.B15-ufd&spca to Post-Effective Amendment No. 122 to the Registration Statement on Form N-1A*

          Distribution and Service Plan for Class B shares filed by EDGAR on September 16, 1999 as EX-99.B(m)ufdspb to the Post-Effective Amendment No. 124 to the Registration Statement on Form N-1A*

          Distribution and Service Plan for Class C shares filed by EDGAR on September 16, 1999 as EX-99.B(m)ufdspc to the Post-Effective Amendment No. 124 to the Registration Statement on Form N-1A*

     (n)  Not applicable

     (o) Multiple Class Plan, as amended, filed by EDGAR on June 28, 2000 as EX-99.B(o)ufmcp to Post-Effective Amendment No. 125 to the Registration Statement on Form N-1A*

     (p) Code of Ethics, as revised, filed by EDGAR on December 15, 2000 as EX-99.B(p)wracode to Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A*

24.  Persons Controlled by or under common control with Registrant
     -------------------------------------------------------------

     None

25.  Indemnification
     ---------------

     Reference is made to Article SEVENTH paragraph 6(b) through 6(f) of the Articles of Incorporation, as amended, filed April 18, 1995 as EX-99.B1-charter to the Post-Effective Amendment No. 117 to the Registration Statement on Form N-1A*; Article IX of the Bylaws, as amended, filed by EDGAR on December 15, 2000 as EX-99.B(b)wrabylaw to Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A*; and to
     Article IV of the Underwriting Agreement filed April 18, 1995 as EX-99.B6-ufua to Post-Effective Amendment No. 117 to the Registration Statement on Form N-1A*, each of which provide indemnification. Also refer to Section 2-418 of the Maryland General Corporation Law regarding indemnification of directors, officers, employees and agents.

     Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation, Bylaws, and the above-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4,
     1980) and successor releases.

     Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

26.  Business and Other Connections of Investment Manager
     ----------------------------------------------------

     Waddell & Reed Investment Management Company (WRIMCO) is the investment manager of the Registrant. Under the terms of an Investment Management Agreement between WRIMCO and the Registrant, WRIMCO is to provide investment management services to the Registrant. WRIMCO is not engaged in any business other than the provision of investment management services to those registered investment companies described in Part A and Part B of this Post-Effective Amendment and to other investment advisory clients.

     Each director and executive officer of WRIMCO has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of WRIMCO or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information of the Registrant. The address of the officers is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

     As to each director and officer of WRIMCO, reference is made to the Prospectus and SAI of this Registrant.

27.  Principal Underwriter
     ---------------------

     (a) Waddell & Reed, Inc. is the principal underwriter of the Registrant. It is also the principal underwriter to the following investment companies:

          Waddell & Reed Advisors Asset Strategy Fund, Inc.
          Waddell & Reed Advisors Cash Management, Inc.
          Waddell & Reed Advisors Continental Income Fund, Inc. Waddell & Reed Advisors Global Bond Fund, Inc.
          Waddell & Reed Advisors Government Securities Fund, Inc. Waddell & Reed Advisors High Income Fund, Inc.
          Waddell & Reed Advisors International Growth Fund, Inc. Waddell & Reed Advisors Municipal Bond Fund, Inc.
          Waddell & Reed Advisors Municipal High Income Fund, Inc. Waddell & Reed Advisors Municipal Money Market Fund, Inc. Waddell & Reed Advisors New Concepts Fund, Inc.
          Waddell & Reed Advisors Retirement Shares, Inc.

          Waddell & Reed Advisors Small Cap Fund, Inc.
          Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
          Waddell & Reed Advisors Value Fund, Inc.
          Waddell & Reed Advisors Vanguard Fund, Inc.
          W&R Funds, Inc.
          Waddell & Reed Advisors Select Life
          Waddell & Reed Advisors Survivorship Life
          Waddell & Reed Advisors Select Annuity
          Waddell & Reed Advisors Select Plus Annuity

     (b) The information contained in the underwriter's application on Form BD, as filed on March 27, 2001 SEC No. 8-27030 under the Securities Exchange Act of 1934, is herein incorporated by reference.

     (c) No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or any affiliated person of such affiliated person.

28.  Location of Accounts and Records
     --------------------------------

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act and rules promulgated thereunder are under the possession of Mr. Robert L. Hechler and Ms. Kristen A. Richards, as officers of the Registrant, each of whose business address is Post Office Box 29217, Shawnee Mission, Kansas 66201-9217.

29.  Management Services
     -------------------

     There is no service contract other than as discussed in Part A and B of this Post-Effective Amendment and as listed in response to Items 23(h) and 23(m) hereof.

30.  Undertaking
     -----------

     Not applicable

---------------------------------
*Incorporated herein by reference

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, That each of the undersigned, WADDELL & REED ADVISORS ASSET STRATEGY FUND, INC., WADDELL & REED ADVISORS CASH MANAGEMENT, INC., WADDELL & REED ADVISORS CONTINENTAL INCOME FUND, INC., WADDELL & REED ADVISORS FUNDS, INC., WADDELL & REED ADVISORS GOVERNMENT SECURITIES FUND, INC., WADDELL & REED ADVISORS HIGH INCOME FUND, INC., WADDELL & REED ADVISORS GLOBAL BOND FUND, INC., WADDELL & REED ADVISORS INTERNATIONAL GROWTH FUND, INC., WADDELL & REED ADVISORS MUNICIPAL BOND FUND, INC., WADDELL & REED ADVISORS MUNICIPAL HIGH INCOME FUND, INC., WADDELL & REED ADVISORS MUNICIPAL MONEY MARKET FUND, INC., WADDELL & REED ADVISORS NEW CONCEPTS FUND, INC., WADDELL & REED ADVISORS RETIREMENT SHARES, INC., WADDELL & REED ADVISORS SMALL CAP FUND, INC., WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC., WADDELL & REED ADVISORS VALUE FUND, INC., WADDELL & REED ADVISORS VANGUARD FUND, INC., W&R TARGET FUNDS, INC. AND W&R FUNDS, INC. (each hereinafter called the "Corporation"), and certain directors and officers for the Corporation, do hereby constitute and appoint KEITH A. TUCKER, ROBERT L. HECHLER, DANIEL C. SCHULTE and KRISTEN A. RICHARDS, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable each Corporation to comply with the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such directors and officers in his/her behalf as such director or officer as indicated below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date:  August 16, 2000                           /s/Robert L. Hechler
                                                 --------------------------
                                                 Robert L. Hechler, President


/s/Keith A. Tucker             Chairman of the Board       August 16, 2000
-------------------                                        -----------------
Keith A. Tucker


/s/Robert L. Hechler           President, Principal        August 16, 2000
--------------------           Financial Officer and       -----------------
Robert L. Hechler              Director

/s/Henry J. Herrmann           Vice President and          August 16, 2000
--------------------           Director                    -----------------
Henry J. Herrmann


/s/Theodore W. Howard          Vice President, Treasurer   August 16, 2000
--------------------           and Principal Accounting    -----------------
Theodore W. Howard             Officer


/s/James M. Concannon          Director                    August 16, 2000
--------------------                                       -----------------
James M. Concannon


/s/John A. Dillingham          Director                    August 16, 2000
--------------------                                       -----------------
John A. Dillingham


/s/David P. Gardner            Director                    August 16, 2000
-------------------                                        -----------------
David P. Gardner


/s/Linda K. Graves             Director                    August 16, 2000
--------------------                                       -----------------
Linda K. Graves


/s/Joseph Harroz, Jr.          Director                    August 16, 2000
--------------------                                       -----------------
Joseph Harroz, Jr.


/s/John F. Hayes               Director                    August 16, 2000
--------------------                                       -----------------
John F. Hayes


/s/Glendon E. Johnson          Director                    August 16, 2000
--------------------                                       -----------------
Glendon E. Johnson


/s/William T. Morgan           Director                    August 16, 2000
--------------------                                       -----------------
William T. Morgan

/s/Ronald C. Reimer            Director                     August 16, 2000
--------------------                                        -----------------
Ronald C. Reimer


/s/Frank J. Ross, Jr.          Director                     August 16, 2000
--------------------                                        -----------------
Frank J. Ross, Jr.


/s/Eleanor B. Schwartz         Director                     August 16, 2000
--------------------                                        -----------------
Eleanor B. Schwartz


/s/Frederick Vogel III         Director                     August 16, 2000
--------------------                                        -----------------
Frederick Vogel III



Attest:

/s/Kristen A. Richards
--------------------------------
Kristen A. Richards
Secretary

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Overland Park, and State of Kansas, on the 25th day of April, 2001.


                       WADDELL & REED ADVISORS FUNDS, INC.

                                  (Registrant)

                            By /s/ Robert L. Hechler*
                            ------------------------
                          Robert L. Hechler, President

     Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

      Signatures            Title
      ----------            -----

/s/Keith A. Tucker*         Chairman of the Board         April 25, 2001
----------------------
Keith A. Tucker


/s/Robert L. Hechler*       President, Principal          April 25, 2001
----------------------      Financial Officer and
Robert L. Hechler           Director


/s/Henry J. Herrmann*       Vice President and            April 25, 2001
----------------------      Director
Henry J. Herrmann


/s/Theodore W. Howard*      Vice President, Treasurer     April 25, 2001
----------------------      and Principal Accounting
Theodore W. Howard          Officer


/s/James M. Concannon*      Director                      April 25, 2001
----------------------
James M. Concannon


/s/John A. Dillingham*      Director                      April 25, 2001
----------------------
John A. Dillingham

/s/David P. Gardner*        Director                      April 25, 2001
------------------
David P. Gardner


/s/Linda K. Graves*         Director                      April 25, 2001
------------------
Linda K. Graves


/s/Joseph Harroz, Jr.*      Director                      April 25, 2001
------------------
Joseph Harroz, Jr.


/s/John F. Hayes*           Director                      April 25, 2001
-------------------
John F. Hayes


/s/Glendon E. Johnson*      Director                      April 25, 2001
-------------------
Glendon E. Johnson


/s/William T. Morgan*       Director                      April 25, 2001
-------------------
William T. Morgan


/s/Frank J. Ross, Jr.*      Director                      April 25, 2001
------------------
Frank J. Ross, Jr.


/s/Eleanor B Schwartz*      Director                      April 25, 2001
-------------------
Eleanor B. Schwartz


/s/Frederick Vogel III*     Director                      April 25, 2001
-------------------
Frederick Vogel III

*By /s/Kristen A. Richards
-------------------------
    Kristen A. Richards
    Attorney-in-Fact

ATTEST:/s/Daniel C. Schulte
---------------------------
   Daniel C. Schulte
   Assistant Secretary